UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07989

                                                     Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

                                                         Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

                                                   Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period:   December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 72.45%
ASSET-BACKED SECURITIES — 8.10%**
Access Group, Inc., Series 2005-2, Class A3
1.10%	11/22/24	[2]	$14,695	$14,591
Access Group, Inc., Series 2015-1, Class A
1.46%	07/25/56	[2,3]	30,051	29,735
Bank of America Credit Card Trust, Series 2007-A1, Class A1
5.17%	06/15/19		20,000	20,029
Bayview Commercial Asset Trust, Series 2004-3, Class A1
1.13%	01/25/35	[2,3]	23,648	21,834
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
2.12%	02/25/35	[2]	15,000	14,828
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.88%	10/27/36	[2]	15,000	14,427
Chase Issuance Trust, Series 2015-A3, Class A3
0.95%	04/15/19	[2]	40,000	40,013
College Loan Corp. Trust, Series 2007-1, Class A3
0.98%	04/25/29	[2]	17,004	16,673
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3
1.21%	09/28/26	[2]	1,687	1,682
Educational Funding of the South, Inc., Series 2011-1, Class A2
1.53%	04/25/35	[2]	6,626	6,541
Educational Funding of the South, Inc., Series 2012-1, Class A
1.81%	03/25/36	[2]	8,231	8,129
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
1.00%	05/25/23	[2,3]	1,618	1,612
Nelnet Student Loan Trust, Series 2014-3A, Class A
1.34%	06/25/41	[2,3]	27,918	27,182
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A2B
1.00%	04/15/19	[2]	40,000	40,056
North Carolina State Education Authority, Series 2011-1, Class A3
1.78%	10/25/41	[2]	15,000	14,719
Northstar Education Finance, Inc., Series 2007-1, Class A2
1.64%	01/29/46	[2]	10,000	9,310
Scholar Funding Trust, Series 2011-A, Class A
1.79%	10/28/43	[2,3]	5,927	5,729
SLM Student Loan Trust, Series 2003-11, Class A5
1.01%	12/15/22	[2,3]	9,607	9,580

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2004-10, Class A5B
1.28%	04/25/23	[2,3]	$300	$300
SLM Student Loan Trust, Series 2004-5A, Class A5
1.48%	10/25/23	[2,3]	6,135	6,140
SLM Student Loan Trust, Series 2005-10, Class A4
0.99%	10/25/19	[2]	2,123	2,120
SLM Student Loan Trust, Series 2011-2, Class A1
1.36%	11/25/27	[2]	18,785	18,734
SLM Student Loan Trust, Series 2012-1, Class A2
1.21%	11/25/20	[2]	2,314	2,313
SLM Student Loan Trust, Series 2013-3, Class A2
1.06%	05/26/20	[2]	7,420	7,409
SLM Student Loan Trust, Series 2013-4, Class A
1.31%	06/25/27	[2]	11,989	11,670
SLM Student Loan Trust, Series 2013-6, Class A2
1.26%	02/25/21	[2]	6,051	6,055

Total Asset-Backed Securities
(Cost $351,532)				351,411

CORPORATES — 22.87%*
Automotive — 0.36%
Ford Motor Credit Co. LLC
6.63%	08/15/17		15,000	15,459

Banking — 3.77%
Bank of America N.A. (BKNT)
6.10%	06/15/17		55,000	56,149
Discover Bank
2.00%	02/21/18		25,000	25,003
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[3,4]	5,000	5,272
JPMorgan Chase & Co.
6.00%	01/15/18		15,000	15,649
Santander UK PLC (United Kingdom)
1.65%	09/29/17	[4]	15,000	15,013
Wachovia Corp. (MTN)
5.75%	02/01/18		30,000	31,257
Wells Fargo & Co. (GMTN)
1.50%	01/16/18		15,000	14,984

				163,327

Communications — 0.96%
AT&T, Inc.
5.50%	02/01/18		40,000	41,571

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 1

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary — 0.69%
Anheuser-Busch InBev Finance, Inc.
1.25%	01/17/18		$20,000	$19,987
Pernod Ricard SA (France)
2.95%	01/15/17	[3,4]	10,000	10,005

				29,992

Electric — 2.04%
Exelon Corp.
1.55%	06/09/17		15,000	15,000
Jersey Central Power & Light Co.
5.65%	06/01/17		25,000	25,363
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		15,000	16,212
W3A Funding Corp.
8.09%	01/02/17		32,144	32,144

				88,719

Energy — 0.23%
Energy Transfer Partners LP
6.13%	02/15/17		10,000	10,052

Environmental Control — 0.48%
Republic Services, Inc.
3.80%	05/15/18		10,000	10,268
Waste Management, Inc.
6.10%	03/15/18		10,000	10,523

				20,791

Finance — 5.39%
American Express Co.
7.00%	03/19/18		15,000	15,955
Bear Stearns Cos. LLC (The)
6.40%	10/02/17		20,000	20,721
7.25%	02/01/18		15,000	15,876
Citigroup, Inc.
1.80%	02/05/18		10,000	9,997
6.00%	08/15/17		15,000	15,414
General Electric Corp. (MTN)
1.26%	05/05/26	[2]	30,000	29,071
1.39%	08/15/36	[2]	75,000	64,482
General Motors Financial Co., Inc.
4.75%	08/15/17		10,000	10,186
Goldman Sachs Group, Inc. (The)
2.38%	01/22/18		10,000	10,059
6.15%	04/01/18		15,000	15,783
Morgan Stanley (MTN)
5.95%	12/28/17		25,000	26,027

				233,571

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food — 0.37%
Kraft Heinz Foods Co.
6.13%	08/23/18		$15,000	$15,967

Health Care — 2.76%
Actavis Funding SCS (Luxembourg)
2.35%	03/12/18	[4]	10,000	10,061
Actavis, Inc.
1.88%	10/01/17		10,000	10,026
Aetna, Inc.
1.50%	11/15/17		10,000	9,994
Anthem, Inc.
1.88%	01/15/18		15,000	15,017
Baxalta, Inc.
2.00%	06/22/18		10,000	10,007
Express Scripts Holding Co.
1.25%	06/02/17		10,000	9,989
Providence Health & Services Obligated Group
1.95%	10/01/17	[2]	25,000	25,044
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.40%	07/20/18	[4]	10,000	9,912
UnitedHealth Group, Inc.
6.00%	02/15/18		15,000	15,730
Valeant Pharmaceuticals International, Inc. (Canada)
5.88%	05/15/23	[3,4]	5,000	3,800

				119,580

Industrials — 0.23%
United Technologies Corp. (STEP)
1.78%	05/04/18		10,000	10,005

Real Estate Investment Trust (REIT) — 4.71%

Boston Properties LP
5.63%	11/15/20		15,000	16,504
Camden Property Trust
5.70%	05/15/17		20,000	20,295
DDR Corp.
7.50%	04/01/17		15,000	15,208
Duke Realty LP
6.50%	01/15/18		10,000	10,465
Highwoods Realty LP
5.85%	03/15/17		25,000	25,213
Kimco Realty Corp. (MTN)
4.30%	02/01/18		15,000	15,305
National Retail Properties, Inc.
6.88%	10/15/17		15,000	15,600
Post Apartment Homes LP
4.75%	10/15/17		15,000	15,232

.

See accompanying notes to Schedule of Portfolio Investments.

2 / N-Q Report December 2016

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Prologis LP
4.00%	01/15/18		$15,000	$15,307
Realty Income Corp.
2.00%	01/31/18		10,000	10,010
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		15,000	15,035
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[3]	15,000	15,187
Welltower, Inc.
2.25%	03/15/18		15,000	15,069

				204,430

Retail — 0.35%
Walgreens Boots Alliance, Inc.
1.75%	05/30/18		15,000	15,013

Transportation — 0.53%
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		22,752	22,965

Total Corporates
(Cost $982,518)				991,442

MORTGAGE-BACKED — 29.28%**
Commercial Mortgage-Backed — 11.84%
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2007-3, Class A5
5.38%	06/10/49		10,000	10,104
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4
5.71%	06/11/40	[2]	31,417	31,677
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4
5.71%	12/10/49	[2]	80,000	80,700
Commercial Mortgage Trust, Series 2006-GG7, Class AM
5.76%	07/10/38	[2]	21,534	21,518
Commercial Mortgage Trust, Series 2010-C1, Class A2
3.83%	07/10/46	[3]	10,131	10,319
DBUBS Mortgage Trust, Series 2011-LC1A, Class A2
4.53%	11/10/46	[3]	45,537	46,993
GS Mortgage Securities Trust, Series 2010-C2, Class A1
3.85%	12/10/43	[3]	23,989	24,835
GS Mortgage Securities Trust, Series2013-GC13, Class A2
2.81%	07/10/46		40,000	40,592

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Irvine Core Office Trust, Series 2013-IRV, Class A1
2.07%	05/15/48	[3]	$6,757	$6,715
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-LN2, Class A2
5.12%	07/15/41		8,256	8,240
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4
5.44%	06/12/47		16,140	16,160
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A2
3.62%	11/15/43	[3]	50,320	51,079
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3
4.39%	02/15/46	[3]	36,786	37,891
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class XCL
0.49%	09/15/39	[2,3,5]	1,737,186	404
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3
5.43%	02/15/40		4,926	4,936
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A3
3.53%	08/15/47		35,000	36,286
Morgan Stanley Capital I Trust, Series 2007-T25, Class AM
5.54%	11/12/49	[2]	14,101	14,101
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5
5.34%	12/15/43		13,132	13,117
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4
5.51%	04/15/47		27,031	27,085
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3
5.71%	06/15/49	[2]	14,634	14,724
WF-RBS Commercial Mortgage Trust, Series 2013-C18, Class A3
3.65%	12/15/46		15,000	15,692

				513,168

Non-Agency Mortgage-Backed — 7.21%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE6, Class M2
1.52%	07/25/35	[2]	5,187	5,207
Banc of America Mortgage Securities, Inc., Series 2003-A, Class 2A2
3.29%	02/25/33	[2]	3,494	3,446

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 /3

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.20%	05/27/37	[2,3]	$19,410	$19,363
Centex Home Equity Loan Trust, Series 2002-C, Class AF4 (STEP)
4.98%	06/25/31		13,304	13,343
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.67%	08/25/35	[2]	33,764	21,624
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
1.36%	05/25/35	[2]	29,289	24,773
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-2, Class A
7.50%	06/25/20	[3]	1,039	1,059
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP)
3.95%	01/25/33		17,282	17,457
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
1.60%	11/25/33	[2]	20,499	19,704
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
1.11%	07/19/44	[2]	6,795	6,598
Harborview Mortgage Loan Trust, Series 2005-4, Class 2A
3.45%	07/19/35	[2]	12,485	11,622
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1A
1.62%	08/25/34	[2]	11,306	9,654
IndyMac Index Mortgage Loan Trust, Series 2007-FLX1, Class A2
0.94%	02/25/37	[2]	18,356	18,153
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M1
1.21%	06/25/35	[2]	9,106	9,110
Morgan Stanley Capital I Trust, Series 2005-HE6, Class A2C
1.08%	11/25/35	[2]	1,979	1,984
Residential Asset Mortgage Products Trust, Series 2003-RZ3, Class A6 (STEP)
3.90%	03/25/33		3,210	3,225
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A2
8.50%	11/25/31		4,097	1,332
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[3,5]	4,389,673	61,212

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
1.97%	06/25/42	[2]	$6,638	$6,417
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-I, Class A1
2.88%	09/25/33	[2]	46,240	47,854
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-I, Class AI
3.13%	07/25/34	[2]	9,188	9,370

				312,507

U.S. Agency Mortgage-Backed — 10.23%
Fannie Mae Multifamily REMIC Trust, Series 2015-M12, Class FA
0.87%	04/25/20	[2]	4,176	4,167
Fannie Mae Pool 467572
3.80%	04/01/18		18,214	18,569
Fannie Mae Pool 468769
3.42%	09/01/18		36,483	37,352
Fannie Mae Pool 646884
2.67%	05/01/32	[2]	48,236	49,441
Fannie Mae Pool 802665
2.99%	12/01/34	[2]	3,256	3,331
Fannie Mae Pool AL0851
6.00%	10/01/40		7,104	8,056
Fannie Mae Pool AL1848
3.02%	04/01/22		37,106	38,318
Fannie Mae REMICS, Series 1997-91, Class SL (IO)
7.50%	11/25/23	[2]	63,543	9,982
Fannie Mae REMICS, Series 2003-11, Class FA
1.76%	09/25/32	[2]	13,073	13,396
Fannie Mae REMICS, Series 2008-47, Class PF
1.26%	06/25/38	[2]	4,596	4,618
Fannie Mae REMICS, Series 2010-109, Class PF
1.16%	10/25/40	[2]	11,713	11,731
Fannie Mae REMICS, Series G-36, Class ZB
7.00%	11/25/21		751	818
Fannie Mae-Aces, Series 2006-M2, Class A2F
5.26%	05/25/20	[2]	7,767	7,860
Fannie Mae-Aces, Series 2013-M14, Class FA
1.11%	08/25/18	[2]	17,711	17,742
Fannie Mae-Aces, Series 2014-M2, Class ASV2
2.78%	06/25/21	[2]	24,169	24,702

.

See accompanying notes to Schedule of Portfolio Investments.

4 / N-Q Report December 2016

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02,
Class A3
1.16%	07/25/20	[2]	$5,984	$6,009
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF05,
Class A
0.88%	09/25/21	[2]	20,912	20,896
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF10,
Class A
0.91%	07/25/22	[2]	19,440	19,436
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KIR1,
Class A1
2.45%	03/25/26		19,050	19,119
Freddie Mac REMICS, Series 2591,
Class EF
1.20%	03/15/32	[2]	3,933	3,933
Freddie Mac REMICS, Series 2684,
Class F
1.60%	01/15/33	[2]	12,751	13,007
Freddie Mac REMICS, Series 3501,
Class JA
4.00%	04/15/37		5,817	5,859
Freddie Mac REMICS, Series 3831,
Class PV
5.00%	05/15/25		43,843	44,816
Freddie Mac Strips, Series 263, Class F5
1.20%	06/15/42	[2]	36,217	36,207
Freddie Mac, Series KF08, Class A
0.83%	01/25/22	[2]	15,336	15,309
Freddie Mac-Ginnie Mae, Series 2, Class L
8.00%	11/25/22		272	274
Ginnie Mae, Series 2011-142, Class A
2.34%	10/16/40		8,679	8,684

				443,632

Total Mortgage-Backed
(Cost $1,314,146)				1,269,307

U.S. TREASURY SECURITIES — 12.20%
U.S. Treasury Notes — 12.20%
U.S. Treasury Notes
0.75%	12/31/17		215,000	214,677
0.88%	05/31/18		100,000	99,826
1.00%	11/30/18		215,000	214,315

				528,818

Total U.S. Treasury Securities
(Cost $528,292)				528,818

				Value
Total Bonds – 72.45%
(Cost $3,176,488)				$3,140,978

Issues			Shares	Value
MUTUAL FUNDS — 3.89%
Mutual Funds — 3.89%
SPDR S&P500 ETF Trust			755	168,765

Total Mutual Funds
(Cost $170,266)
Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 20.22%
Money Market Funds — 0.65%
Dreyfus Government Cash Management Fund
0.45%[6]			28,000	28,000
U.S. Treasury Bills — 19.57%
U.S. Treasury Bills
0.48%[7]	04/06/17	[8]	$180,000	179,757
0.82%[7]	12/07/17		674,000	668,953
				848,710
Total Short-Term Investments
(Cost $876,486)				876,710

Total Investments – 96.56%
(Cost $4,223,240)[1]				4,186,453

Cash and Other Assets, Less
Liabilities – 3.44%				149,249

Net Assets – 100.00%				$4,335,702

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
36	S&P 500 E Mini Index,Expiration March 2017	$2,273
	Net unrealized appreciation	$2,273

Notes:

[1]	Cost for federal income tax purposes is $4,138,075 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$110,706
Gross unrealized (depreciation)	(62,328)

Net unrealized appreciation	$48,378

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2016.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 5

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $61,616, which is 1.42% of total net assets.

[6]	Represents the current yield as of December 31, 2016.

[7]	Represents annualized yield at date of purchase.

[8]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $179,755.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(GMTN): Global medium-term note

(IO): Interest only

(MTN): Medium-term note

(S&P): Standard and Poors

(STEP): Step coupon bond

See accompanying notes to Schedule of Portfolio Investments.

6 / N-Q Report December 2016

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 89.22%
BANK LOANS — 82.20%*
Automotive — 0.61%
Allison Transmission, Inc., Term Loan B3, 1st Lien
LIBOR plus 2.50%	08/23/19	[2]	$418,913	$424,987
Chrysler Group LLC, Term Loan B, 1st Lien
LIBOR plus 2.75%	05/24/17	[2]	864,157	867,665

				1,292,652

Commercial Services — 0.59%
Press Ganey Holdings, Inc., Term Loan, 1st Lien
LIBOR plus 3.25%	10/21/23	[2]	1,250,000	1,258,987

Communications — 9.02%
Beasley Broadcast Group, Inc., Term Loan B, 1st Lien
LIBOR plus 6.00%	11/01/23	[2]	1,000,000	1,002,500
Charter Communications Operating LLC, Term Loan E, 1st Lien
LIBOR plus 2.25%	07/01/20	[2]	746,134	750,850
Charter Communications Operating LLC, Term Loan I, 1st Lien
LIBOR plus 2.25%	01/15/24	[2]	496,250	499,972
Cincinnati Bell, Term Loan, 1st Lien
LIBOR plus 3.00%	09/10/20	[2]	292,407	294,105
CSC Holdings LLC, Term Loan B, 1st Lien
LIBOR plus 3.00%	10/11/24	[2]	1,157,895	1,172,368
GTT Escrow Corp., Term Loan, 1st Lien
5.00%	12/13/23	[2]	1,500,000	1,525,628
Integra Telecom Holdings, Inc., Term Loan B, 1st Lien
LIBOR plus 4.25%	08/08/20	[2]	982,500	986,921
Level 3 Financing, Inc., Term Loan B, 1st Lien
LIBOR plus 2.75%	05/31/22	[2]	500,000	506,770
LIBOR plus 3.00%	01/15/20	[2]	1,000,000	1,015,000
Mediarena Acquisition BV, Term Loan, 1st Lien
LIBOR plus 5.75%	08/13/21	[2]	1,079,422	1,001,742
Merrill Communications LLC, Term Loan, 1st Lien
LIBOR plus 5.25%	05/29/22	[2]	493,384	492,151
MGOC, Inc., Term Loan B, 1st Lien
LIBOR plus 3.00%	07/31/20	[2]	583,576	584,399
Mission Broadcasting, Inc., Term Loan B, 1st Lien
3.00%	09/26/23	[2]	40,909	41,325
Nexstar Broadcasting Group, Inc., Term Loan B, 1st Lien
3.00%	09/26/23	[2]	459,091	463,753

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
Numericable U.S. LLC, Term Loan B, 1st Lien
LIBOR plus 4.25%	01/15/24	[2]	$746,250	$757,380
Sinclair Broadcast Group, Inc., Term Loan B1, 1st Lien
LIBOR plus 2.75%	07/30/21	[2]	490,031	491,256
Sinclair Broadcast Group, Inc., Term Loan B2, 1st Lien
LIBOR plus 2.25%	01/31/24	[2]	1,500,000	1,501,875
T-Mobile USA, Inc., Term Loan B, 1st Lien
LIBOR plus 2.75%	11/09/22	[2]	742,500	752,824
Tribune Media Co., Term Loan B, 1st Lien
LIBOR plus 3.00%	12/27/20	[2]	673,572	680,392
Univision Communications, Inc., 2013 Incremental Term Loan
LIBOR plus 3.00%	03/01/20	[2]	909,201	915,370
Univision Communications, Inc., Converted Extended Term Loan, 1st Lien
LIBOR plus 3.00%	03/01/20	[2]	764,363	769,549
Virgin Media Bristol LLC, Term Loan, 1st Lien
LIBOR plus 2.75%	01/31/25	[2]	1,500,000	1,508,910
Windstream Services LLC, Term Loan B6, 1st Lien
LIBOR plus 4.00%	03/30/21	[2]	745,631	752,856
Windstream Services LLC, Term Loan, 1st Lien
4.75%	12/02/23	[2]	750,000	753,750

				19,221,646

Consumer Discretionary — 6.92%
Aurlux, Term Loan B4, 1st Lien
LIBOR plus 3.25%	01/17/22	[2]	1,463,787	1,474,312
CityCenter Holdings LLC, Term Loan B, 1st Lien
LIBOR plus 3.25%	10/16/20	[2]	602,499	610,533
Constellation Brands Canada, Inc., Term Loan B, 1st Lien
LIBOR plus 3.75%	12/19/23	[2]	2,000,000	2,025,630
Hanesbrands, Inc., Term Loan B, 1st Lien
LIBOR plus 2.50%	04/15/22	[2]	374,853	378,718
Hilton Worldwide Finance LLC, Term Loan B1, 1st Lien
LIBOR plus 2.50%	10/26/20	[2]	46,951	47,440
Hilton Worldwide Finance LLC, Term Loan B2, 1st Lien
LIBOR plus 2.50%	10/25/23	[2]	638,357	646,617
Keurig Green Mountain, Term Loan B, 1st Lien
LIBOR plus 4.50%	03/03/23	[2]	269,633	274,205
La Quinta Intermediate Holdings LLC, Term Loan B, 1st Lien
LIBOR plus 2.75%	02/24/21	[2]	1,406,959	1,409,822

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 7

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Nielsen Finance LLC, Term Loan, B3, 1st Lien
LIBOR plus 2.50%	10/04/23	[2]	$1,250,000	$1,266,406
Petco, Acquisition Merger Sub LLC, Term Loan B1, 1st Lien
LIBOR plus 4.00%	01/26/23	[2]	992,500	999,239
Reynolds Group Holdings, Inc., Term Loan, 1st Lien
LIBOR plus 3.25%	02/05/23	[2]	1,496,250	1,518,185
Spectrum Brands Holdings, Inc., Term Loan, 1st Lien
LIBOR plus 2.50%	06/23/22	[2]	1,037,559	1,053,215
Station Casinos LLC, Term Loan B, 1st Lien
LIBOR plus 3.00%	06/08/23	[2]	1,492,500	1,514,335
Yum! Brands, Inc., Term Loan B, 1st Lien
LIBOR plus 2.75%	06/16/23	[2]	1,492,500	1,516,522

				14,735,179

Consumer Products — 0.95%
Hoffmaster Group, Inc., Term Loan, 1st Lien
LIBOR plus 4.50%	11/23/23	[2]	1,000,000	1,012,500
Serta Simmons Bedding LLC, Term Loan, 1st Lien
LIBOR plus 3.50%	11/08/23	[2]	1,000,000	1,012,500

				2,025,000

Consumer Staples — 0.94%
Candy Intermediate Holdings, Inc., Term Loan B, 1st Lien
LIBOR plus 4.50%	06/15/23	[2]	995,000	1,003,860
Hostess Brands LLC, Term Loan, 1st Lien
LIBOR plus 3.00%	08/03/22	[2,3]	990,000	1,002,499

				2,006,359

Electric — 4.96%
Chief Power Finance LLC, Term Loan B, 1st Lien
LIBOR plus 4.75%	12/31/20	[2,3]	980,000	795,025
EFS Cogen Holdings I LLC, Term Loan B, 1st Lien
LIBOR plus 3.50%	06/28/23	[2]	1,431,231	1,445,544
Energy Future Intermediate Holding Co. LLC, Term Loan, 1st Lien (DIP)
LIBOR plus 3.25%	06/30/17	[2]	1,000,000	1,007,375
ExGen Texas Power LLC, Term Loan B, 1st Lien
LIBOR plus 4.75%	09/18/21	[2,3]	972,148	745,521
GIM Channelview Cogeneration LLC, Term Loan B, 1st Lien
LIBOR plus 3.25%	05/08/20	[2]	1,127,911	1,091,254

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric (continued)
Lightstone Generation LLC, Term Loan B, 1st Lien
6.50%	12/15/23	[2]	$456,522	$462,988
Lightstone Generation LLC, Term Loan C, 1st Lien
0.00%	12/15/23	[2]	43,478	44,094
Moxie Liberty (Panda), Term Loan, 1st Lien
LIBOR plus 6.50%	08/21/20	[2]	1,592,368	1,574,454
Panda Power Funds, Term Loan B1, 1st Lien
LIBOR plus 5.75%	12/19/20	[2,3]	978,840	973,946
Tex Operations Co. LLC, Term Loan B Exit, 1st Lien
LIBOR plus 4.00%	08/04/23	[2]	1,221,429	1,237,942
Tex Operations Co. LLC, Term Loan C Exit, 1st Lien
LIBOR plus 4.00%	08/04/23	[2]	278,571	282,338
Viva Alamo LLC, Term Loan B, 1st Lien
LIBOR plus 4.25%	02/20/21	[2,3]	956,776	913,721

				10,574,202

Energy — 1.52%
EMG Utica LLC, Term Loan B, 1st Lien
LIBOR plus 3.75%	03/27/20	[2,3]	710,120	706,570
Harvey Gulf International Marine LLC, Term Loan B, 1st Lien
LIBOR plus 4.50%	06/18/20	[2,3]	737,835	581,355
Pike Corp., Term Loan, 1st Lien
LIBOR plus 4.50%	12/22/21	[2]	364,516	366,794
Pike Corp., Term Loan, 2nd Lien
LIBOR plus 8.50%	06/22/22	[2,3]	500,000	502,917
Power Buyer LLC, Term Loan, 1st Lien
LIBOR plus 3.25%	05/06/20	[2]	1,077,397	1,080,763

				3,238,399

Entertainment — 1.18%
AMC Entertainment, Inc., Term Loan B, 1st Lien
LIBOR plus 2.75%	12/15/23	[2]	1,000,000	1,012,125
AMC Entertainment, Term Loan B, 1st Lien
LIBOR plus 2.75%	12/15/22	[2]	483,835	489,624
Regal Cinemas Corp., Term Loan, 1st Lien
LIBOR plus 2.50%	04/01/22	[2]	997,500	1,006,762

				2,508,511

Finance — 6.85%
Arnhold and S Bleichroeder Holdings, Inc., Term Loan B, 1st Lien
LIBOR plus 4.00%	12/01/22	[2]	990,000	1,001,137

See accompanying notes to Schedule of Portfolio Investments.

8 / N-Q Report December 2016

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Finance (continued)
Aruba Investments, Inc., Term Loan B, 1st Lien
LIBOR plus 3.50%	02/02/22	[2]	$410,418	$410,330
Assured Partners, Inc., Term Loan, 1st Lien
LIBOR plus 4.25%	10/21/22	[2]	495,090	502,888
Black Knight InfoServ LLC, Term Loan B, 1st Lien
LIBOR plus 3.00%	05/07/22	[2]	985,000	1,001,006
Camelot Finance LP, Term Loan B, 1st Lien
LIBOR plus 3.75%	09/16/23	[2]	997,500	1,011,006
CBAC Borrower LLC, Term Loan B, 1st Lien
LIBOR plus 7.00%	07/02/20	[2]	1,987,481	1,994,934
Delos Finance SARL, Term Loan B, 1st Lien
LIBOR plus 2.75%	02/27/21	[2]	1,500,000	1,512,855
Fly Funding II SARL, Term Loan, 1st Lien
LIBOR plus 2.75%	08/09/19	[2]	906,667	915,307
GTCR Valor Cos., Inc., Term Loan B, 1st Lien
LIBOR plus 6.00%	06/16/23	[2]	995,000	988,159
Midas Intermediate Holdco II LLC, Term Loan B, 1st Lien
LIBOR plus 3.50%	08/18/21	[2]	1,489,244	1,509,721
Telenet Financing LLC, Term Loan, 1st Lien
LIBOR plus 3.00%	01/31/25	[2]	1,750,000	1,766,748
WideOpenWest Finance LLC, Term Loan B, 1st Lien
LIBOR plus 3.50%	08/19/23	[2]	1,965,694	1,989,558

				14,603,649

Food — 2.17%
B and G Foods, Inc., Term Loan B, 1st Lien
LIBOR plus 3.00%	11/02/22	[2]	426,740	433,028
Chobani LLC, Term Loan B, 1st Lien
LIBOR plus 4.25%	10/07/23	[2]	1,000,000	1,016,250
Del Monte Foods, Inc., Term Loan, 1st Lien
LIBOR plus 3.25%	11/26/20	[2]	486,250	448,262
Dole Food Co., Inc., Term Loan B, 1st Lien
PRIME plus 2.50%	11/01/18	[2]	495	499
LIBOR plus 3.50%	11/01/18	[2]	734,486	739,994
Hearthside Group Holdings LLC, Term Loan, 1st Lien
LIBOR plus 3.50%	06/02/21	[2]	496,183	502,386
Pinnacle Foods LLC, Term Loan H, 1st Lien
LIBOR plus 2.50%	04/29/20	[2]	1,465,984	1,481,567

				4,621,986

Gaming — 4.22%
Affinity Gaming, Term Loan, 1st Lien
LIBOR plus 4.00%	07/01/23	[2]	497,500	502,060

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Gaming (continued)
American Casino & Entertainment Properties LLC, Term Loan
LIBOR plus 3.25%	07/07/22	[2]	$764,661	$772,629
Boyd Gaming Corp., Term Loan B2, 1st Lien
LIBOR plus 3.00%	09/15/23	[2]	1,496,250	1,516,554
Caesers Entertainment Resort Properties LLC, Term Loan B, 1st Lien
LIBOR plus 6.00%	10/11/20	[2]	1,244,869	1,258,487
Golden Nugget, Inc., Delayed-Draw Term Loan, 1st Lien
LIBOR plus 3.50%	11/21/19	[2]	398,262	403,240
Golden Nugget, Inc., Term Loan B, 1st Lien
LIBOR plus 3.50%	11/21/19	[2]	929,278	940,894
Las Vegas Sands LLC, Term Loan B, 1st Lien
LIBOR plus 2.25%	12/19/20	[2]	970,000	976,441
MotorCity Casino, Term Loan B, 1st Lien
LIBOR plus 3.25%	08/09/21	[2]	1,365,128	1,382,192
Pinnacle Entertainment, Inc., Term Loan B, 1st Lien
LIBOR plus 3.00%	04/28/23	[2]	275,417	278,515
Tropicana Entertainment, Inc., Term Loan, 1st Lien
LIBOR plus 3.00%	11/27/20	[2]	967,500	971,128

				9,002,140

Health Care — 10.42%
Acadia Healthcare Co., Inc., Term Loan B, 1st Lien
LIBOR plus 3.00%	02/11/22	[2]	980,000	989,800
Acadia Healthcare Co., Inc., Term Loan B2, 1st Lien
LIBOR plus 3.00%	02/16/23	[2]	297,000	299,970
Air Medical Group Holdings, Inc., Term Loan B, 1st Lien
LIBOR plus 3.25%	04/16/22	[2]	983,766	983,918
American Renal Holdings, Inc., Term Loan B, 1st Lien
LIBOR plus 3.50%	09/22/19	[2]	1,494,677	1,501,216
CHS/Community Health Systems, Inc., Term Loan G, 1st Lien
LIBOR plus 2.75%	12/31/19	[2]	331,971	322,947
CHS/Community Health Systems, Inc., Term Loan H, 1st Lien
LIBOR plus 3.00%	01/27/21	[2]	339,579	329,888
Concordia International Corp., Term Loan B, 1st Lien
LIBOR plus 4.25%	10/21/21	[2]	498,741	391,928
DaVita Healthcare Partners, Inc., Term Loan B, 1st Lien
LIBOR plus 2.75%	06/19/21	[2]	975,000	986,456

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 9

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Endo Luxembourg Finance I Co. SARL, Term Loan B, 1st Lien (Luxembourg)
LIBOR plus 3.00%	09/25/22	[2,4]	$741,880	$746,650
Fisher Scientific International, Inc., Term Loan, 1st Lien
LIBOR plus 3.00%	11/30/23	[2]	1,000,000	1,013,210
Genoa, a QoL Healthcare Co., Term Loan, 1st Lien
LIBOR plus 3.75%	10/28/23	[2]	1,745,625	1,767,445
Goldcup Merger Sub, Inc., Term Loan B, 1st Lien
LIBOR plus 5.00%	05/03/23	[2]	497,500	509,316
Greatbatch Ltd., Term Loan B, 1st Lien
LIBOR plus 4.25%	10/27/22	[2]	594,000	597,713
Grifols Worldwide Operations U.S.A., Inc., Term Loan B, 1st Lien
LIBOR plus 3.00%	02/27/21	[2]	493,655	497,718
Halyard Health, Inc., Term Loan B, 1st Lien
LIBOR plus 2.75%	10/31/21	[2]	591,121	594,694
HCA, Inc., Term Loan B6, 1st Lien
LIBOR plus 3.25%	03/17/23	[2]	755,711	766,196
Inventiv Health, Inc., Term Loan B, 1st Lien
LIBOR plus 3.75%	11/09/23	[2]	1,500,000	1,515,803
Millennium Health Holdco, Inc., Term Loan, 1st Lien
LIBOR plus 6.50%	12/21/20	[2]	1,693,870	869,523
Multiplan Corp., Term Loan B, 1st Lien
LIBOR plus 4.00%	06/07/23	[2]	1,391,931	1,418,531
NBTY, Inc. Term Loan B, 1st Lien
LIBOR plus 4.00%	05/05/23	[2]	1,492,500	1,507,194
NMSC Holdings, Inc., Term Loan B, 1st Lien
LIBOR plus 5.00%	04/19/23	[2]	677,338	684,958
Prospect Medical Holdings, Inc., Term Loan B, 1st Lien
LIBOR plus 6.00%	06/30/22	[2,3]	497,500	490,037
Sterigenics-Nordion Holdings LLC, Term Loan B, 1st Lien
LIBOR plus 3.25%	04/27/22	[2]	952,607	959,161
Surgery Center Holdings, Inc., Term Loan, 1st Lien
LIBOR plus 3.75%	11/03/20	[2]	490,003	494,903
Valeant Pharmaceuticals International, Inc., Delayed-Draw Term Loan A4DD, 1st Lien
LIBOR plus 3.75%	04/01/20	[2]	175,763	173,698
Valeant Pharmaceuticals International, Inc., Term Loan BF1, 1st Lien (Canada)
LIBOR plus 4.75%	04/01/22	[2,4]	496,506	497,603
Valeant Pharmaceuticals, Inc., Term Loan BE1, 1st Lien
LIBOR plus 4.50%	08/05/20	[2]	1,300,000	1,299,005

				22,209,481

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials — 13.42%
Abacus Innovations Corp., Term Loan B, 1st Lien
LIBOR plus 2.75%	08/16/23	[2]	$750,000	$758,640
B/E Aerospace, Inc., Term Loan B, 1st Lien
LIBOR plus 3.00%	12/16/21	[2]	1,438,182	1,447,890
Berlin Packaging, LLC, Term Loan , 1st Lien
LIBOR plus 3.50%	10/01/21	[2]	997,465	1,007,514
BWAY Holding Co., Term Loan B, 1st Lien
LIBOR plus 3.75%	09/09/23	[2]	762,963	766,446
Casella Waste Systems, Inc., Term Loan B, 1st Lien
LIBOR plus 3.00%	10/17/23	[2]	500,000	505,628
Consolidated Container Co. LLC, Term Loan B, 1st Lien
LIBOR plus 3.75%	07/03/19	[2,3]	232,602	234,346
Consolidated Container Co. LLC, Term Loan B, 2nd Lien
LIBOR plus 6.50%	01/03/20	[2,3]	1,000,000	987,500
DigitalGlobe, Term Loan B, 1st Lien
LIBOR plus 2.75%	12/22/23	[2]	1,400,000	1,412,250
Exopac, Term Loan B, 1st Lien
LIBOR plus 3.50%	05/08/19	[2]	498,715	502,246
Filtration Group, Inc., Term Loan B, 1st Lien
LIBOR plus 3.25%	11/21/20	[2,3]	1,380,683	1,393,192
Husky Injection Molding Systems Ltd., Term Loan B, 1st Lien
LIBOR plus 3.25%	06/30/21	[2]	962,935	970,056
Infiltrator Systems Integrated LLC, Term Loan, 1st Lien
LIBOR plus 3.50%	05/27/22	[2]	985,000	993,619
Jason, Inc., Term Loan, 1st Lien
LIBOR plus 4.50%	06/30/21	[2]	248,096	223,907
Jazz Acquisition, Inc., Term Loan, 2nd Lien
LIBOR plus 6.75%	06/19/22	[2,3]	150,000	127,250
Johnson Controls International plc, Senior Term Loan
LIBOR plus 1.50%	09/10/19	[2,3]	1,500,000	1,495,313
Mauser Holding Gmbh, Term Loan, 1st Lien
LIBOR plus 3.50%	07/31/21	[2]	1,272,224	1,284,946
Multi Packaging Solutions, Inc.
LIBOR plus 3.25%	09/30/20	[2]	378,956	380,022
Multi Packaging Solutions, Inc., Term Loan, 1st Lien
LIBOR plus 3.25%	09/30/20	[2]	756,034	759,815
Munters Corp., Term Loan B, 1st Lien
LIBOR plus 5.25%	05/05/21	[2]	738,636	740,948
OSG Bulk Ships, Inc., Term Loan B-Exit, 1st Lien
LIBOR plus 4.25%	08/05/19	[2]	793,985	775,624

See accompanying notes to Schedule of Portfolio Investments.

10 / N-Q Report December 2016

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
Penn Engineering & Manufacturing Corp., Term Loan, 1st Lien
LIBOR plus 3.00%	08/29/21	[2]	$488,750	$491,194

PGT, Inc., Term Loan B, 1st Lien
LIBOR plus 5.75%	02/16/22	[2]	488,843	489,151

Platform Specialty Products Corp., Term Loan B5, 1st Lien
LIBOR plus 3.50%	06/07/20	[2]	59,290	60,056
Plaze, Inc., Term Loan, 1st Lien
LIBOR plus 4.25%	07/31/22	[2]	1,235,406	1,241,583

Ply Gem Industries, Inc., Term Loan, 1st Lien
LIBOR plus 3.00%	01/30/21	[2,3]	300,203	303,332

PrimeLine Utility Services LLC, Term Loan B, 1st Lien
LIBOR plus 5.50%	11/12/22	[2]	1,492,406	1,498,316

ProAmpac LLC, Term Loan, 1st Lien
LIBOR plus 4.00%	10/18/23	[2]	1,500,000	1,519,928

SIG Combibloc U.S. Acquisition, Inc., Term Loan B, 1st Lien
LIBOR plus 3.00%	03/13/22	[2]	1,203,269	1,214,929

Synagro Infrastructure, Term Loan, 1st Lien
LIBOR plus 5.25%	08/22/20	[2,3]	673,372	590,884

TransDigm, Inc., Term Loan F, 1st Lien
LIBOR plus 3.00%	06/09/23	[2]	1,492,500	1,509,850

TricorBraun, Inc., Delayed-Draw Term Loan, 1st Lien
LIBOR plus 1.88%	10/31/23	[2]	136,364	138,125

TricorBraun, Inc., Term Loan, 1st Lien
LIBOR plus 3.75%	10/30/23	[2]	1,363,636	1,381,255

USIC Holdings, Inc., Term Loan, 1st Lien
LIBOR plus 3.75%	12/09/23	[2]	1,000,000	1,010,415

Zebra Technologies Corp., Term Loan B, 1st Lien
LIBOR plus 2.50%	10/27/21	[2,3]	375,682	380,586

				28,596,756

Information Technology — 6.12%
Aclara Technologies LLC, Term Loan B, 1st Lien
LIBOR plus 5.75%	08/29/23	[2,3]	1,496,250	1,528,045

Avago Technologies Cayman Finance Ltd., Term Loan B3, 1st Lien
LIBOR plus 3.00%	02/01/23	[2]	673,028	683,672

Ciena Corp., Term Loan, 1st Lien
LIBOR plus 3.50%	04/25/21	[2]	248,750	250,616

Dell, Inc., Term Loan B, 1st Lien
LIBOR plus 3.25%	09/07/23	[2]	1,500,000	1,527,630

Equinix, Inc., Term Loan B, 1st Lien
LIBOR plus 3.25%	01/09/23	[2]	496,250	503,073

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)

First Data Corp., Term Loan, 1st Lien
LIBOR plus 3.00%	03/24/21	[2]	$655,794	$664,218
LIBOR plus 3.00%	07/10/22	[2]	279,886	283,298

Mitel U.S. Holdings, Inc., Term Loan B, 1st Lien
LIBOR plus 4.50%	04/13/22	[2]	896,437	907,419

NXP BV, Term Loan F, 1st Lien
LIBOR plus 2.50%	12/07/20	[2]	292,527	294,484

Oberthur Technologies Group SAS, Term Loan B1, 1st Lien
3.75%	12/15/23	[2]	381,579	385,490

Oberthur Technologies Group SAS, Term Loan B2, 1st Lien
3.75%	12/15/23	[2]	618,421	624,760

ON Semiconductor Corp., Term Loan B, 1st Lien
LIBOR plus 3.25%	03/31/23	[2]	1,496,250	1,518,020

Sophia LP, Term Loan B, 1st Lien
LIBOR plus 3.75%	09/30/22	[2]	1,238,317	1,251,864

SS&C Technologies Holdings SARL, Term Loan B2, 1st Lien
LIBOR plus 3.25%	07/08/22	[2]	101,603	103,117

SS&C Technologies, Inc., Term Loan B1, 1st Lien
LIBOR plus 3.25%	07/08/22	[2]	995,650	1,010,485

TierPoint LLC, Term Loan B, 1st Lien
LIBOR plus 4.25%	12/02/21	[2]	497,462	500,263
LIBOR plus 4.50%	12/02/21	[2]	990,000	997,841

				13,034,295

Insurance — 0.88%

Alliant Holdings I LLC, Term Loan B, 1st Lien
LIBOR plus 3.50%	08/14/22	[2]	640,744	645,351

Hyperion Insurance Group Ltd., Term Loan B, 1st Lien
LIBOR plus 4.50%	04/29/22	[2]	1,229,359	1,236,606

				1,881,957

Materials — 0.59%

Novelis, Inc., Term Loan B, 1st Lien
LIBOR plus 3.25%	05/28/22	[2]	738,750	744,405

Quikrete Holdings, Inc., Term Loan, 1st Lien
LIBOR plus 3.25%	11/15/23	[2]	500,000	505,730

				1,250,135

Real Estate Investment Trust (REIT) — 1.53%

DTZ U.S. Borrower LLC, Term Loan B, 1st Lien
LIBOR plus 3.25%	11/04/21	[2]	1,238,076	1,246,588

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 11

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Real Estate Investment Trust (REIT) (continued)
MGM Growth Properties Operating Partnership, Term Loan B, 1st Lien
LIBOR plus 2.75%	04/25/23	[2]	$1,988,741	$2,014,664

				3,261,252

Retail — 0.72%
Dollar Tree, Inc., Term Loan B2, 1st Lien
LIBOR plus 2.50%	07/06/22	[2]	284,810	287,926
PetSmart, Inc., Term Loan B, 1st Lien
LIBOR plus 3.00%	03/10/22	[2]	1,232,487	1,237,670

				1,525,596

Services — 7.03%
Alix Partners LP, Term Loan B, 1st Lien
LIBOR plus 3.00%	07/28/22	[2]	987,525	997,489
CHI Overhead Doors, Term Loan, 1st Lien
LIBOR plus 3.50%	07/31/22	[2]	1,709,481	1,715,182
ESH Hospitality, Inc., Term Loan B, 1st Lien
LIBOR plus 3.00%	08/30/23	[2]	1,496,250	1,517,175
Filtration Group, Inc, Delayed Draw Term Loan, 1st Lien
4.25%	11/21/20	[2]	347,507	349,247
Global Payments, Inc., Term Loan B, 1st Lien
LIBOR plus 2.50%	04/22/23	[2]	258,867	261,876
Mister Car Wash Holdings, Inc., Delayed Draw Term Loan, 1st Lien
LIBOR plus 0.00%	08/21/21	[2]	250,000	251,198
Mister Car Wash Holdings, Inc., Term Loan, 1st Lien
LIBOR plus 4.25%	08/21/21	[2]	1,246,804	1,252,776
NEP/NCP Holdco, Term Loan B, 1st Lien
LIBOR plus 3.25%	01/22/20	[2]	1,234,225	1,241,939
PODS Enterprises LLC, Term Loan B, 1st Lien
LIBOR plus 3.50%	02/02/22	[2]	1,485,529	1,503,170
Prime Security Services Borrower LLC, Term Loan, 1st Lien
LIBOR plus 3.25%	05/02/22	[2]	1,142,138	1,161,126
Research Now Group, Inc., Term Loan B, 1st Lien
LIBOR plus 4.50%	03/18/21	[2,3]	736,875	729,506
SRS Distribution, Inc., Term Loan, 1st Lien
LIBOR plus 4.25%	08/25/22	[2]	495,000	503,353
St. George’s University LLC, Term Loan B, 1st Lien
LIBOR plus 5.25%	07/06/22	[2]	493,750	501,361
VGD Merger Sub LLC, Term Loan B, 1st Lien
LIBOR plus 4.00%	08/18/23	[2]	1,500,000	1,521,750
Wash Multifamily Laundry Systems LLC,
Term Loan B, 1st Lien
LIBOR plus 3.25%	05/14/22	[2]	1,257,306	1,258,877

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Services (continued)
LIBOR plus 3.25%	05/14/22	[2]	$220,191	$220,467

				14,986,492

Transportation — 1.56%
Air Canada, Term Loan B, 1st Lien
LIBOR plus 2.75%	10/06/23	[2]	1,000,000	1,008,540
American Airlines, Inc., Term Loan B-Exit, 1st Lien
LIBOR plus 2.50%	06/27/20	[2]	970,219	976,724
Delta Air Lines, Inc., Term Loan B1, 1st Lien
LIBOR plus 2.50%	10/18/18	[2]	494,859	501,010
Navios Maritime Partners LP, Term Loan B, 1st Lien (Greece)
LIBOR plus 4.25%	06/27/18	[2,3,4]	848,471	829,381

				3,315,655

Total Bank Loans
(Cost $174,342,813)				175,150,329

CORPORATES — 7.02%*
Banking — 0.23%
Bank of America N.A. (BKNT)
1.26%	06/15/17	[2]	500,000	499,760

Communications — 2.15%
Altice U.S. Finance I Corp.
5.50%	05/15/26	[5]	1,000,000	1,020,000
CSC Holdings LLC
6.75%	11/15/21		1,000,000	1,077,500
DISH DBS Corp.
4.25%	04/01/18		1,000,000	1,027,870
Sprint Communications, Inc.
9.00%	11/15/18	[5]	400,000	441,500
Verizon Communications, Inc.
2.71%	09/14/18	[2]	1,000,000	1,022,825

				4,589,695

Consumer Discretionary — 0.49%
Churchill Downs, Inc.
5.38%	12/15/21		1,000,000	1,042,500

Finance — 1.48%
Citigroup, Inc.
1.48%	08/25/36	[2]	1,800,000	1,434,199
General Electric Corp. (MTN)
1.39%	08/15/36	[2]	850,000	730,794
Goldman Sachs Group, Inc. (MTN) (The)
3.85%	07/08/24		980,000	1,000,104

				3,165,097

See accompanying notes to Schedule of Portfolio Investments.

12 / N-Q Report December 2016

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care — 0.33%
Actavis Funding SCS (Luxembourg)
2.03%	03/12/18	[2,4]	$700,000	$704,189

Industrials — 1.70%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
3.96%	12/15/19	[2,4,5]	1,000,000	1,017,500
4.16%	05/15/21	[2,4,5]	1,000,000	1,032,500
Sealed Air Corp.
5.25%	04/01/23	[5]	1,500,000	1,563,750

				3,613,750

Real Estate Investment Trust (REIT) — 0.25%
DuPont Fabros Technology LP
5.88%	09/15/21		500,000	525,000

Transportation — 0.39%
American Airlines Pass-Through Trust, Series 2013-2, Class B
5.60%	07/15/20	[5]	788,588	822,103

Total Corporates
(Cost $14,732,701)				14,962,094

Total Bonds – 89.22%
(Cost $189,075,514)				190,112,423

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 16.00%
Foreign Government Obligations — 3.94%
Japan Treasury Discount Bill, Series 636 (Japan)
0.00%[6]	01/10/17	[4]	550,000,000	4,715,735
Japan Treasury Discount Bill, Series 649 (Japan)
0.00%[6]	03/13/17	[4]	380,000,000	3,260,080
Japan Treasury Discount Bill, Series 652 (Japan)
0.00%[6]	03/27/17	[4]	50,000,000	429,032

				8,404,847

Money Market Funds — 2.03%
Dreyfus Government Cash Management Fund
0.45%[7]			1,901,000	1,901,000
Morgan Stanley Institutional Liquidity Fund
0.44%[7]			2,418,000	2,418,000

				4,319,000

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes — 1.41%
Federal Home Loan Bank
0.48%[6]	02/13/17	$3,000,000	$2,998,326

U.S. Treasury Bills — 8.62%
U.S. Treasury Bills
0.38%[6]	01/19/17	400,000	399,927
0.43%[6]	04/13/17	9,400,000	9,386,032
0.44%[6]	02/23/17	3,800,000	3,797,492
0.55%[6]	04/20/17	4,800,000	4,792,387

			18,375,838

Total Short-Term Investments
(Cost $34,855,062)			34,098,011

Total Investments – 105.22%
(Cost $223,930,576)[1]			224,210,434

Liabilities in Excess of Other
Assets – (5.22%)			(11,117,897)

Net Assets – 100.00%			$213,092,537

	Currency Purchased	Currency Sold	Unrealized Appreciation/ (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 01/10/17 at 116.56 Counterparty: Citigroup Global Markets, Inc.
	USD $4,818,599	JPY 550,000,000	$ 99,990
Forward currency contract to sell Japanese Yen on 01/13/17 at 116.54 Counterparty: JPMorgan Securities LLC
	USD $3,325,402	JPY 380,000,000	64,733
Forward currency contract to sell Japanese Yen on 03/27/17 at 116.12 Counterparty: Bank of America
	USD $ 424,973	JPY 50,000,000	(5,634)

Net unrealized appreciation			$159,089

Notes:

[1]	Cost for federal income tax purposes is $223,825,664 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$2,616,782
Gross unrealized (depreciation)	(2,232,012)

Net unrealized appreciation	$384,770

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2016.
[3]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $15,310,926, which is 7.19% of total net assets.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 13

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

[6]	Represents annualized yield at date of purchase.

[7]	Represents the current yield as of December 31, 2016.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(DIP): Defaulted interest payment

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

14 / N-Q Report December 2016

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 87.61%
BANK LOANS — 8.77%*
Communications — 2.11%
Charter Communications Operating LLC, Term Loan E, 1st Lien
LIBOR plus 2.25%	07/01/20	[2]	$10,187,217	$10,251,600
GTT Escrow Corp., Term Loan, 1st Lien
5.00%	12/13/23	[2]	925,000	940,804
Level 3 Financing, Inc., Term Loan B-III, 1st lien
LIBOR plus 3.00%	08/01/19	[2]	2,250,000	2,284,313
NEP/NCP Holdco, Term Loan B, 1st Lien
LIBOR plus 8.75%	07/22/20	[2,3]	1,451,250	1,465,762
Nexstar Broadcasting, Inc.,
Bridge Term Loan
8.50%	09/26/17	[2,3]	3,844,068	3,844,068

				18,786,547

Consumer Discretionary — 1.14%
CityCenter Holdings LLC, Term Loan B, 1st Lien
LIBOR plus 3.25%	10/16/20	[2]	2,984,377	3,024,174
Hilton Worldwide Finance LLC, Term Loan B1, 1st Lien
LIBOR plus 2.50%	10/26/20	[2]	2,710,115	2,738,341
Reynolds Group Holdings, Inc., Term Loan, 1st Lien
LIBOR plus 3.25%	02/05/23	[2]	2,294,250	2,327,884
Yum! Brands, Inc., Term Loan B, 1st Lien
LIBOR plus 2.75%	06/16/23	[2]	1,990,000	2,022,029

				10,112,428

Electric — 0.31%
Tex Operations Co. LLC, Term Loan B Exit, 1st Lien
LIBOR plus 4.00%	08/04/23	[2]	2,190,429	2,220,043
Tex Operations Co. LLC, Term Loan C Exit, 1st Lien
LIBOR plus 4.00%	08/04/23	[2]	499,571	506,326

				2,726,369

Energy — 1.02%
Drillships Financing Holding, Term Loan B1, 1st Lien
LIBOR plus 5.00%	03/31/21	[2]	1,814,616	1,184,944
Harvey Gulf International Marine LLC, Term Loan B, 1st Lien
LIBOR plus 4.50%	06/18/20	[2,3]	3,724,152	2,934,334
Pacific Drilling SA, Term Loan B, 1st Lien
LIBOR plus 3.50%	06/03/18	[2]	967,418	350,689
Power Buyer LLC, Term Loan, 1st Lien
LIBOR plus 3.25%	05/06/20	[2]	452,265	453,678

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Energy (continued)
Power Buyer LLC, Term Loan, 2nd Lien
LIBOR plus 7.25%	11/06/20	[2,3]	$4,150,000	$4,139,625

				9,063,270

Finance — 0.31%
Delos Finance SARL, Term Loan B, 1st Lien
LIBOR plus 2.75%	02/27/21	[2]	2,750,000	2,773,567

Health Care — 0.92%
CHS/Community Health Systems, Inc., Term Loan G, 1st Lien
LIBOR plus 2.75%	12/31/19	[2]	5,657,074	5,503,287
Concordia International Corp., Term Loan B, 1st Lien
LIBOR plus 4.25%	10/21/21	[2]	997,481	783,856
NBTY, Inc. Term Loan B, 1st Lien
LIBOR plus 4.00%	05/05/23	[2]	1,860,650	1,878,968

				8,166,111

Industrials — 1.20%
Synagro Infrastructure, Term Loan, 1st Lien
LIBOR plus 5.25%	08/22/20	[2,3]	4,713,605	4,136,188
TransDigm, Inc., Term Loan E, 1st Lien
LIBOR plus 3.00%	05/14/22	[2]	2,497,910	2,523,313
TransDigm, Inc., Term Loan F, 1st Lien
LIBOR plus 3.00%	06/09/23	[2]	3,989,975	4,036,358

				10,695,859

Information Technology — 0.25%
First Data Corp., Term Loan, 1st Lien
LIBOR plus 3.00%	03/24/21	[2]	2,213,589	2,242,023

Retail — 0.79%
Family Tree Escrow LLC, Term Loan B2, 1st Lien
FIXED plus 4.25%	07/06/22	[2]	6,900,000	7,017,852

Services — 0.72%
Mister Car Wash Holdings, Inc., Delayed Draw Term Loan, 1st Lien
LIBOR plus 0.00%	08/21/21	[2]	309,167	310,648
Mister Car Wash Holdings, Inc.,
Term Loan, 1st Lien
LIBOR plus 4.25%	08/21/21	[2]	1,541,881	1,549,266
NEP/NCP Holdco, Term Loan B, 1st Lien
LIBOR plus 3.25%	01/22/20	[2]	3,507,015	3,528,934

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 15

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Services (continued)
VGD Merger Sub LLC, Term Loan B, 1st Lien
LIBOR plus 4.00%	08/18/23	[2]	$1,000,000	$1,014,500

				6,403,348

Total Bank Loans
(Cost $79,885,297)				77,987,374

CORPORATES — 74.80%*
Automotive — 1.24%
Goodyear Tire & Rubber Co. (The)
7.00%	05/15/22		6,614,000	6,994,305
Tenneco, Inc.
5.00%	07/15/26		4,105,000	4,038,294

				11,032,599

Banking — 0.96%
Ally Financial, Inc.
3.25%	11/05/18		3,845,000	3,868,839
4.75%	09/10/18		4,530,000	4,671,563

				8,540,402

Commercial Services — 1.27%
IHS Markit Ltd. (Bangladesh)
5.00%	11/01/22	[4,5]	5,251,000	5,474,167
Ritchie Bros Auctioneers, Inc. (Canada)
5.38%	01/15/25	[4,5]	5,106,000	5,220,885
Service Corp. International/U.S.
4.50%	11/15/20		600,000	611,250

				11,306,302

Communications — 20.80%
Altice Financing SA (Luxembourg)
7.50%	05/15/26	[4,5]	2,000,000	2,085,000
Altice U.S. Finance I Corp.
5.38%	07/15/23	[5]	1,100,000	1,145,375
5.50%	05/15/26	[5]	1,250,000	1,275,000
Cable One, Inc.
5.75%	06/15/22	[5]	4,206,000	4,342,695
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%	05/01/26	[5]	2,360,000	2,413,100
5.75%	02/15/26	[5]	750,000	778,163
6.63%	01/31/22		3,801,000	3,943,537
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	[5]	575,000	587,937
5.13%	12/15/21	[3,5]	500,000	508,750
6.38%	09/15/20	[5]	1,675,000	1,733,625

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Clear Channel Worldwide Holdings, Inc.,
Series B
6.50%	11/15/22		$1,108,000	$1,141,240
CSC Holdings LLC
5.50%	04/15/27	[5]	4,000,000	4,070,000
6.75%	11/15/21		35,000	37,713
8.63%	02/15/19		3,076,000	3,406,670
DISH DBS Corp.
4.63%	07/15/17		2,823,000	2,868,874
5.13%	05/01/20		247,000	256,263
7.88%	09/01/19		7,525,000	8,390,375
Frontier Communications Corp.
8.50%	04/15/20		1,855,000	1,957,118
8.88%	09/15/20		2,303,000	2,461,331
10.50%	09/15/22		1,015,000	1,070,876
GTT Escrow Corp.
7.88%	12/31/24	[5]	3,348,000	3,528,122
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[4]	6,195,000	4,205,166
7.25%	04/01/19	[4]	2,800,000	2,366,000
Lamar Media Corp.
5.75%	02/01/26		1,700,000	1,799,875
Level 3 Financing, Inc.
5.25%	03/15/26	[5]	4,785,000	4,743,131
LIN Television Corp.
5.88%	11/15/22		9,767,000	9,962,340
Midcontinent Communications &
Midcontinent Finance Corp.
6.88%	08/15/23	[5]	2,500,000	2,671,875
Neptune Finco Corp.
10.88%	10/15/25	[5]	2,530,000	3,010,700
Numericable-SFR SA (France)
7.38%	05/01/26	[4,5]	4,080,000	4,197,300
Qwest Corp.
6.50%	06/01/17		12,080,000	12,330,056
6.75%	12/01/21		505,000	551,713
Sinclair Television Group, Inc.
5.38%	04/01/21		5,350,000	5,557,313
Sirius XM Radio, Inc.
4.25%	05/15/20	[5]	760,000	772,350
5.75%	08/01/21	[5]	11,744,000	12,254,277
Softbank Group Corp. (Japan)
4.50%	04/15/20	[4,5]	4,455,000	4,583,081
Sprint Communications, Inc.
9.00%	11/15/18	[5]	11,522,000	12,717,407
9.25%	04/15/22		7,849,000	8,830,125
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[5]	9,572,000	9,614,117

See accompanying notes to Schedule of Portfolio Investments.

16 / N-Q Report December 2016

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
TEGNA, Inc.
5.13%	10/15/19		$1,310,000	$1,349,300
T-Mobile USA, Inc.
6.13%	01/15/22		100,000	105,750
6.54%	04/28/20		2,850,000	2,939,063
6.63%	11/15/20		12,300,000	12,622,875
6.63%	04/28/21		11,020,000	11,529,675
Univision Communications, Inc.
5.13%	02/15/25	[5]	2,533,000	2,428,514
Virgin Media Secured Finance PLC (United Kingdom)
5.50%	08/15/26	[4,5]	1,904,000	1,906,380
Windstream Services LLC
6.38%	08/01/23		995,000	893,013
Ziggo Secured Finance BV (Netherlands)
5.50%	01/15/27	[4,5]	3,050,000	2,980,765

				184,923,925

Consumer Discretionary — 8.65%
Churchill Downs, Inc.
5.38%	12/15/21		9,313,000	9,708,803
Constellation Brands, Inc.
6.00%	05/01/22		1,418,000	1,606,367
Cott Beverages, Inc.
6.75%	01/01/20		7,890,000	8,215,463
DS Services of America, Inc.
10.00%	09/01/21	[5]	5,979,000	6,584,374
GLP Capital LP/GLP Financing II, Inc.
5.38%	04/15/26		2,585,000	2,702,359
Hilton Worldwide Finance LLC/Hilton
Worldwide Finance Corp.
5.63%	10/15/21	[2]	4,795,000	4,953,551
Isle of Capri Casinos, Inc.
5.88%	03/15/21		2,850,000	2,967,563
KFC Holding Co/Pizza Hut Holdings
LLC/Taco Bell of America LLC
5.00%	06/01/24	[5]	3,740,000	3,828,825
MGM Resorts International
8.63%	02/01/19		2,240,000	2,528,400
NCL Corp. Ltd. (Bangladesh)
4.75%	12/15/21	[4,5]	6,500,000	6,512,220
Nielsen Co., Luxembourg SARL (The)
(Luxembourg)
5.50%	10/01/21	[4,5]	5,020,000	5,239,625
Nielsen Finance LLC/Nielsen Finance Co.
5.00%	04/15/22	[5]	785,000	802,663
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
4.38%	07/15/21	[2,5]	12,500,000	12,812,500
5.75%	10/15/20		5,706,000	5,905,710

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
RSI Home Products, Inc.
6.50%	03/15/23	[5]	$2,285,000	$2,399,250
Spectrum Brands, Inc.
6.63%	11/15/22		155,000	165,463

				76,933,136

Consumer Products — 1.50%
Central Garden & Pet Co.
6.13%	11/15/23		4,025,000	4,256,437
Scotts Miracle-Gro Co.(The)
5.25%	12/15/26	[5]	9,055,000	9,077,637

				13,334,074

Electric — 2.29%
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[5]	200,437	201,439
GenOn Americas Generation LLC
8.50%	10/01/21	[3]	4,700,000	3,971,500
Homer City Generation LP (PIK)
8.14%	10/01/19	[3,6,7]	8,063,387	3,507,573
8.73%	10/01/26	[3,6,8]	20,640,512	8,978,623
Indiantown Cogeneration LP, Series A-10
9.77%	12/15/20	[3]	396,487	428,206
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28	[3]	2,372,407	2,004,684
Red Oak Power LLC, Series A
8.54%	11/30/19		1,263,620	1,269,938

				20,361,963

Energy — 5.10%
Chesapeake Energy Corp.
5.75%	03/15/23		1,000,000	945,000
6.63%	08/15/20		500,000	507,500
Concho Resources, Inc.
5.50%	04/01/23		1,806,000	1,880,588
Diamondback Energy, Inc.
5.38%	05/31/25	[5]	4,723,000	4,770,230
Endeavor Energy Resources LP/EER Finance, Inc.
7.00%	08/15/21	[5]	960,000	1,003,200
Energy Transfer Partners LP
3.90%	11/01/66	[2]	1,800,000	1,416,375
EP Energy LLC/EP Energy Finance, Inc.
9.38%	05/01/20		1,766,000	1,636,905
Gulfport Energy Corp.
6.00%	10/15/24	[5]	1,750,000	1,789,375
6.38%	05/15/25	[5]	5,164,000	5,242,493
MEG Energy Corp. (Canada)
6.50%	03/15/21	[4,5]	430,000	399,900

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 17

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
7.00%	03/31/24	[4,5]	$1,250,000	$1,137,500
Newfield Exploration Co.
5.38%	01/01/26		2,540,000	2,603,500
NGPL Pipe Co. LLC
7.12%	12/15/17	[5]	7,052,000	7,386,970
Parsley Energy LLC/Parsley Finance Corp.
6.25%	06/01/24	[5]	2,310,000	2,442,363
PDC Energy, Inc.
6.13%	09/15/24	[5]	1,860,000	1,911,150
QEP Resources, Inc.
5.25%	05/01/23		813,000	819,097
Range Resources Corp.
4.88%	05/15/25		1,604,000	1,561,895
Rockies Express Pipeline LLC
5.63%	04/15/20	[5]	865,000	914,737
6.00%	01/15/19	[5]	1,025,000	1,083,937
Seventy Seven Energy, Inc.
6.50%	01/01/49	3,†	1,291,000	—
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20		3,145,000	3,207,900
Walter Energy, Inc.[9]
11.00%	04/01/20	[5,6]	15,537,550	20,976
Whiting Petroleum Corp.
5.00%	03/15/19		550,000	550,000
WPX Energy, Inc.
5.25%	09/15/24		2,130,000	2,078,081

				45,309,672

Finance — 3.22%
CIT Group, Inc.
4.25%	08/15/17		1,000,000	1,016,250
5.25%	03/15/18		2,900,000	3,008,750
5.50%	02/15/19	[5]	1,850,000	1,956,375
6.63%	04/01/18	[5]	7,846,000	8,287,337
Citigroup, Inc.
1.48%	08/25/36	[2]	7,460,000	5,943,956
International Lease Finance Corp.
6.25%	05/15/19		4,000,000	4,310,000
7.13%	09/01/18	[5]	2,892,000	3,117,937
Midas Intermediate Holdco II LLC/ Midas Intermediate Holdco II Finance, Inc.
7.88%	10/01/22	[5]	936,000	971,100

				28,611,705

Food — 0.99%
B&G Foods, Inc.
4.63%	06/01/21		455,000	466,375
Kraft Heinz Foods Co.
4.88%	02/15/25	[5]	579,000	625,063

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
Lamb Weston Holdings, Inc.
4.63%	11/01/24	[5]	$1,000,000	$1,005,000
4.88%	11/01/26	[5]	6,548,000	6,507,075
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.88%	01/15/24		75,000	79,875
TreeHouse Foods, Inc.
6.00%	02/15/24	[5]	100,000	105,500

				8,788,888

Gaming — 0.44%
Boyd Gaming Corp.
6.88%	05/15/23		1,083,000	1,168,286
Rivers Pittsburgh Borrower LP/Rivers
Pittsburgh Finance Corp.
6.13%	08/15/21	[5]	2,720,000	2,788,000

				3,956,286

Health Care — 12.07%
Acadia Healthcare Co., Inc.
6.50%	03/01/24		1,453,000	1,489,325
Centene Corp.
4.75%	01/15/25		14,210,000	13,908,037
Concordia International Corp. (Canada)
9.00%	04/01/22	[4,5]	2,115,000	1,788,497
DaVita HealthCare Partners, Inc.
5.13%	07/15/24		35,000	35,044
5.75%	08/15/22		1,000,000	1,048,750
Endo Ltd./Endo Finance LLC/ Endo Finco, Inc. (Ireland)
6.00%	07/15/23	[4,5]	1,278,000	1,126,237
6.50%	02/01/25	[4,5]	1,685,000	1,419,613
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[5]	3,925,000	4,074,641
4.75%	10/15/24	[5]	1,125,000	1,141,875
Fresenius Medical Care U.S. Finance, Inc.
6.88%	07/15/17		1,468,000	1,510,205
Grifols Worldwide Operations Ltd. (Ireland)
5.25%	04/01/22	[4]	4,975,000	5,174,000
HCA, Inc.
4.75%	05/01/23		500,000	512,969
5.00%	03/15/24		3,680,000	3,795,000
6.50%	02/15/20		11,346,000	12,455,071
HealthSouth Corp.
5.75%	11/01/24		2,355,000	2,396,213
Hill-Rom Holdings, Inc.
5.75%	09/01/23	[5]	1,697,000	1,760,637
Hologic, Inc.
5.25%	07/15/22	[5]	1,000,000	1,056,250

See accompanying notes to Schedule of Portfolio Investments.

18 / N-Q Report December 2016

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
inVentiv Group Holdings, Inc./inVentiv Health Inc./inVentiv Health Clinical Inc.
7.50%	10/01/24	[5]	$5,835,000	$6,166,866
Molina Healthcare, Inc.
5.38%	11/15/22		4,553,000	4,621,295
MPH Acquisition Holdings LLC
7.13%	06/01/24	[5]	5,810,000	6,115,025
NBTY, Inc.
7.63%	05/15/21	[5]	1,782,000	1,855,507
Quintiles Transnational Corp.
4.88%	05/15/23	[5]	250,000	254,287
Teleflex, Inc.
4.88%	06/01/26		844,000	838,725
Tenet Healthcare Corp.
6.00%	10/01/20		3,514,000	3,689,700
6.75%	06/15/23		2,500,000	2,215,625
7.50%	01/01/22	[5]	3,275,000	3,416,234
Valeant Pharmaceuticals International, Inc. (Canada)
5.63%	12/01/21	[4,5]	1,500,000	1,167,187
5.88%	05/15/23	[4,5]	10,978,000	8,343,280
6.13%	04/15/25	[4,5]	9,945,000	7,508,475
WellCare Health Plans, Inc.
5.75%	11/15/20		6,280,000	6,456,625

				107,341,195

Home Builders — 0.23%
Shea Homes LP/Shea Homes Funding Corp.
6.13%	04/01/25	[5]	2,080,000	2,022,800

Industrials — 6.36%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
3.96%	12/15/19	[2,4,5]	3,100,000	3,154,250
4.16%	05/15/21	[2,4,5]	10,050,000	10,376,625
Ball Corp.
4.00%	11/15/23		3,400,000	3,353,250
4.38%	12/15/20		1,000,000	1,050,000
Berry Plastics Corp.
5.13%	07/15/23		787,000	804,707
Clean Harbors, Inc.
5.13%	06/01/21		8,818,000	9,045,504
Coveris Holdings SA (Luxembourg)
7.88%	11/01/19	[4,5]	2,400,000	2,394,000
Graphic Packaging International, Inc.
4.13%	08/15/24		5,890,000	5,639,675
KLX, Inc.
5.88%	12/01/22	[5]	1,449,000	1,496,093
Orbital ATK, Inc.
5.50%	10/01/23		4,481,000	4,637,835

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
SBA Communications Corp.
4.88%	09/01/24	[5]	$5,570,000	$5,521,263
Sealed Air Corp.
4.88%	12/01/22	[5]	833,000	857,990
5.25%	04/01/23	[5]	5,165,000	5,384,513
5.50%	09/15/25	[5]	258,000	271,223
Standard Industries, Inc.
5.13%	02/15/21	[5]	395,000	411,047
TransDigm, Inc.
5.50%	10/15/20		2,090,000	2,143,556

				56,541,531

Information Technology — 2.29%
First Data Corp.
5.00%	01/15/24	[5]	3,625,000	3,657,879
IMS Health, Inc.
5.00%	10/15/26	[5]	2,499,000	2,519,304
MSCI, Inc.
4.75%	08/01/26	[5]	6,897,000	6,888,379
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[4,5]	2,500,000	2,540,435
4.13%	06/01/21	[4,5]	4,475,000	4,631,625
Open Text Corp. (Canada)
5.88%	06/01/26	[4,5]	117,000	123,727

				20,361,349

Materials — 1.85%
Axalta Coating Systems LLC
4.88%	08/15/24	[5]	4,486,000	4,508,430
HudBay Minerals, Inc. (Canada)
7.63%	01/15/25	[4,5]	1,200,000	1,257,000
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada)
8.38%	12/01/22	[4,5]	1,420,000	1,437,750
Momentive Performance Materials, Inc.[9]
8.88%	10/15/20	3,†	4,625,000	—
Valvoline, Inc.
5.50%	07/15/24	[5]	8,870,000	9,202,625

				16,405,805

Real Estate Investment Trust (REIT) — 2.03%
DuPont Fabros Technology LP
5.88%	09/15/21		4,675,000	4,908,750
VEREIT Operating Partnership LP
3.00%	02/06/19		10,300,000	10,261,375
4.13%	06/01/21		2,833,000	2,889,660

				18,059,785

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 19

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail — 0.12%
Dollar Tree, Inc.
5.25%	03/01/20		$475,000	$491,625
5.75%	03/01/23		510,000	541,875

				1,033,500

Services — 0.94%
Aramark Services, Inc.
4.75%	06/01/26	[5]	1,020,000	1,017,450
5.13%	01/15/24	[5]	2,730,000	2,822,137
5.13%	01/15/24		256,000	264,320
5.75%	03/15/20		2,876,000	2,944,305
United Rentals North America, Inc.
4.63%	07/15/23		1,295,000	1,330,613

				8,378,825

Transportation — 2.45%
American Airlines Pass-Through Trust, Series 2013-1, Class B
5.63%	01/15/21	[5]	4,779,256	4,967,439
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		2,458,772	2,576,424
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		8,472,198	9,637,125
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
6.25%	04/22/23		1,612,314	1,801,761
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		2,476,103	2,763,950

				21,746,699

Total Corporates
(Cost $682,956,918)				664,990,441

MORTGAGE-BACKED — 0.82%**
Non-Agency Mortgage-Backed — 0.82%
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1
1.66%	10/25/47	[2]	308,154	286,885
Soundview Home Loan Trust, Series 2006-EQ1, Class A4
1.01%	10/25/36	[2]	9,100,000	7,026,520

				7,313,405

Total Mortgage-Backed
(Cost $6,881,986)
U.S. TREASURY SECURITIES — 3.22%
U.S. Treasury Notes — 3.22%
U.S. Treasury Notes
1.25%	10/31/21		20,000,000	19,396,004

Issues	Maturity Date	Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
2.00%	11/15/26	$9,525,000	$9,165,765

Total U.S. Treasury Securities
(Cost $28,982,561)			28,561,769

Total Bonds – 87.61%
(Cost $798,706,762)			778,852,989

Issues	Shares	Value
COMMON STOCK — 0.27%
Energy — 0.19%
Arch Coal, Inc.	6,701	523,013
Mach Gen LLC, Escrow
Holding[3,9]	347,486	897,730
Sabine Oil & Gas
Holdings, Inc.[3,5]	3,520	172,480
Seventy Seven Energy, Inc.	2,051	92,306
Walter Energy, Inc.3,5,9,†	8,905,000	—

		1,685,529

Secured Assets — 0.08%
Entegra TC LLC[3,10]	28,545	770,715

Total Common Stock
(Cost $8,096,623)		2,456,244

Issues	Shares	Value
WARRANT — 0.04%
Energy — 0.04%
Sabine Oil & Gas
Holdings, Inc. Warrant
Tranche 1[3,5]	11,165	83,737
Sabine Oil & Gas
Holdings, Inc. Warrant
Tranche 2[3,5]	1,988	12,922
Seventy Seven Energy, Inc.[3]	11,138	231,114

		327,773

Total Warrant (Cost $2,645,628)

See accompanying notes to Schedule of Portfolio Investments.

20 / N-Q Report December 2016

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 10.81%
Money Market Funds — 1.71%
Dreyfus Government Cash Management Fund
0.45%[11]		9,162,000	$9,162,000
Morgan Stanley Institutional Liquidity Fund
0.44%[11]		6,044,000	6,044,000

			15,206,000

U.S. Treasury Bills — 9.10%
U.S. Treasury Bills
0.40%[12]	02/02/17	$3,000,000	2,998,959
0.43%[12]	04/13/17	30,150,000	30,105,197
0.44%[12]	02/23/17	29,000,000	28,980,860
0.48%[12]	04/06/17	18,850,000	18,824,590

			80,909,606

Total Short-Term Investments
(Cost $96,123,605)			96,115,606

Total Investments – 98.73%
(Cost $905,572,618)[1]			877,752,612

Cash and Other Assets, Less
Liabilities – 1.27%			11,268,223

Net Assets – 100.00%			$889,020,835

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	(Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Alcoa, Inc., 5.72%, due 02/23/19 Counterparty: Goldman Sachs, Inc. Credit contract
03/20/19	$144,524	9,750	$(192,954)	$(48,430)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Teck Resources Limited., 3.15%, due 01/15/17. Counterparty: Morgan Stanley Credit contract
03/20/19	79,959	5,000	(83,552)	(3,593)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Alcoa, Inc., 5.72%, due 02/23/19 Counterparty: Morgan Stanley Credit contract
03/20/19	90,542	5,000	(115,378)	(24,836)

	$315,025	$19,750	$(391,884)	$(76,859)

[a]	The maximum potential payment the Fund could receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

Notes:

[1]	Cost for federal income tax purposes is $912,970,098 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$16,943,001
Gross unrealized (depreciation)	52,160,487

Net unrealized (depreciation)	$(35,217,486)

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2016.
[3]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $38,088,011, which is 4.28% of total net assets.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[6]	Security is currently in default with regard to scheduled interest or principal payments.
[7]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.
[8]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.
[9]	Non-income producing security.
[10]	All or a portion of this security is owned by Metropolitan West HY Sub I LLC, a consolidated subsidiary.
[11]	Represents the current yield as of December 31, 2016.
[12]	Represents annualized yield at date of purchase.
†	Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(LIBOR): London	InterBank Offer Rate
(PIK): Payment	in kind

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 21

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 95.66%
ASSET-BACKED SECURITIES — 6.65%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
1.86%	12/27/44	[2,3]	$950,000	$915,984
Bayview Commercial Asset Trust, Series 2004-3, Class A1
1.13%	01/25/35	[2,3]	709,430	655,005
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
1.20%	06/25/26	[2]	350,000	340,993
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
2.12%	02/25/35	[2]	650,000	642,548
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.88%	10/27/36	[2]	930,000	894,472
CIT Education Loan Trust, Series 2007-1, Class A
1.09%	03/25/42	[2,3]	370,346	346,071
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
2.38%	04/15/27	[2,3,4]	1,315,000	1,318,274
Educational Funding of the South, Inc., Series 2011-1, Class A2
1.53%	04/25/35	[2]	516,848	510,169
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
1.41%	08/27/46	[2,3]	893,280	802,646
GE Business Loan Trust, Series 2005-1A, Class A3
0.95%	06/15/33	[2,3]	281,879	259,648
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[3,4]	1,270,208	1,195,161
Higher Education Funding, Series 2014-1, Class A
1.98%	05/25/34	[2,3]	1,190,952	1,149,564
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[3]	553,069	556,862
J.G. Wentworth XXXII LLC, Series 2014-2A, Class A
3.61%	01/17/73	[3]	1,024,057	974,602
Magnetite XI CLO Ltd., Series 2014-11A, Class A1 (Cayman Islands)
2.33%	01/18/27	[2,3,4]	2,400,000	2,400,053
Magnetite XII CLO Ltd., Series 2015-12A, Class AR (Cayman Islands)
2.26%	04/15/27	[2,3,4]	2,390,000	2,390,162
Navient Student Loan Trust, Series 2014-1, Class A3
1.27%	06/25/31	[2]	2,765,000	2,684,220

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2014-2, Class A
1.40%	03/25/83	[2]	$2,337,112	$2,266,856
Navient Student Loan Trust, Series 2014-3, Class A
1.38%	03/25/83	[2]	2,355,846	2,284,368
Navient Student Loan Trust, Series 2014-4, Class A
1.38%	03/25/83	[2]	2,204,865	2,138,456
Navient Student Loan Trust, Series 2014-8, Class A3
1.36%	05/27/31	[2]	4,710,000	4,593,163
Navient Student Loan Trust, Series 2016-2, Class A3
2.26%	06/25/65	[2,3]	1,640,000	1,689,085
Nelnet Student Loan Trust, Series 2007-2A, Class A3L
1.35%	03/25/26	[2,3]	2,484,847	2,409,358
Nelnet Student Loan Trust, Series 2011-1A, Class A
1.61%	02/25/43	[2,3]	1,652,931	1,653,854
Nelnet Student Loan Trust, Series 2014-4A, Class A2
1.71%	11/25/43	[2,3]	1,370,000	1,273,736
Nelnet Student Loan Trust, Series 2015-2A, Class A2
1.36%	09/25/42	[2,3]	4,792,297	4,712,740
SLC Student Loan Trust I, Series 2002-2, Class B2
2.14%	07/01/42	[2,3]	650,000	506,440
SLC Student Loan Trust, Series 2004-1, Class B
1.19%	08/15/31	[2]	220,685	191,042
SLC Student Loan Trust, Series 2005-3, Class B
1.21%	06/15/40	[2]	879,174	742,124
SLC Student Loan Trust, Series 2008-1, Class A4A
2.56%	12/15/32	[2]	539,992	548,791
SLM Student Loan Trust, Series 2004-2, Class B
1.35%	07/25/39	[2]	257,924	223,672
SLM Student Loan Trust, Series 2004-8, Class B
1.34%	01/25/40	[2]	256,009	228,489
SLM Student Loan Trust, Series 2004-8A, Class A5
1.38%	04/25/24	[2,3]	1,401,231	1,404,243
SLM Student Loan Trust, Series 2005-4, Class A3
1.00%	01/25/27	[2]	2,376,926	2,353,197
SLM Student Loan Trust, Series 2005-4, Class B
1.06%	07/25/40	[2]	299,566	258,547

See accompanying notes to Schedule of Portfolio Investments.

22 / N-Q Report December 2016

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2006-2, Class A6
1.05%	01/25/41	[2]	$925,000	$869,752
SLM Student Loan Trust, Series 2006-8, Class A6
1.04%	01/25/41	[2]	925,000	831,098
SLM Student Loan Trust, Series 2007-6, Class A4
1.26%	10/25/24	[2]	4,358,646	4,290,406
SLM Student Loan Trust, Series 2007-6, Class B
1.73%	04/27/43	[2]	123,910	109,342
SLM Student Loan Trust, Series 2008-2, Class B
2.08%	01/25/29	[2]	160,000	139,922
SLM Student Loan Trust, Series 2008-3, Class B
2.08%	04/25/29	[2]	160,000	142,408
SLM Student Loan Trust, Series 2008-4, Class B
2.73%	04/25/29	[2]	160,000	148,475
SLM Student Loan Trust, Series 2008-5, Class B
2.73%	07/25/29	[2]	2,210,000	2,065,762
SLM Student Loan Trust, Series 2008-6, Class A3
1.63%	01/25/19	[2]	2,536,779	2,539,035
SLM Student Loan Trust, Series 2008-6, Class B
2.73%	07/25/29	[2]	160,000	149,158
SLM Student Loan Trust, Series 2008-7, Class B
2.73%	07/25/29	[2]	160,000	149,219
SLM Student Loan Trust, Series 2008-8, Class B
3.13%	10/25/29	[2]	160,000	153,853
SLM Student Loan Trust, Series 2008-9, Class A
2.38%	04/25/23	[2]	3,490,411	3,498,235
SLM Student Loan Trust, Series 2008-9, Class B
3.13%	10/25/29	[2]	2,160,000	2,115,456
SLM Student Loan Trust, Series 2009-3, Class A
1.51%	01/25/45	[2,3]	4,790,908	4,600,398
SLM Student Loan Trust, Series 2011-2, Class A1
1.36%	11/25/27	[2]	842,178	839,900
SLM Student Loan Trust, Series 2011-2, Class A2
1.96%	10/25/34	[2]	500,000	502,422
SLM Student Loan Trust, Series 2012-3, Class A
1.41%	12/26/25	[2]	1,841,542	1,794,781

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2012-6, Class A2
1.04%	09/25/19	[2]	$476,833	$476,718
SLM Student Loan Trust, Series 2012-7, Class A3
1.41%	05/26/26	[2]	800,000	766,290
SLM Student Loan Trust, Series 2013-4, Class A
1.31%	06/25/27	[2]	488,549	475,535
Spirit Master Funding LLC, Series 2014-1A, Class A1
5.05%	07/20/40	[3]	375,743	382,612
Structured Receivables Finance 2 LLC, Series 2000, Class A
4.71%	04/15/48	[3]	93,434	94,322
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	3,†	648,540	742,880
Toyota Auto Receivables Owner Trust, Series 2014-A, Class A3
0.67%	12/15/17		81,486	81,452
Voya CLO Ltd., Series 2014-4A, Class A1 (Cayman Islands)
2.38%	10/14/26	[2,3,4]	2,150,000	2,152,139

Total Asset-Backed Securities
(Cost $79,171,507)				77,626,165

BANK LOANS — 0.60%*
Consumer Discretionary — 0.04%
Reynolds Group Holdings, Inc., Term Loan, 1st Lien
LIBOR plus 3.25%	02/05/23	[2]	448,875	455,456

Electric — 0.03%
Tex Operations Co. LLC, Term Loan B Exit, 1st Lien
LIBOR plus 4.00%	08/04/23	[2]	223,929	226,956
Tex Operations Co. LLC, Term Loan C Exit, 1st Lien
LIBOR plus 4.00%	08/04/23	[2]	51,071	51,762

				278,718

Finance — 0.24%
Delos Finance SARL, Term Loan B, 1st Lien
LIBOR plus 2.75%	02/27/21	[2]	2,795,136	2,819,090

Industrials — 0.27%
Johnson Controls International plc, Senior Term Loan
LIBOR plus 1.50%	09/10/19	[2,5]	3,200,000	3,190,000

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 23

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Services — 0.02%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.88%	01/15/38	2,4,†	$165,072	$165,894

Total Bank Loans
(Cost $6,868,062)				6,909,158

CORPORATES — 31.78%*
Automotive — 0.13%
General Motors Co.
4.88%	10/02/23		955,000	1,002,536
General Motors Financial Co., Inc.
3.20%	07/06/21		500,000	494,610

				1,497,146

Banking — 5.29%
Bank of America Corp.
4.10%	07/24/23		1,000,000	1,046,100
5.75%	12/01/17		2,880,000	2,983,908
6.00%	09/01/17		1,440,000	1,480,932
Bank of America Corp. (GMTN)
3.30%	01/11/23		1,500,000	1,507,050
6.40%	08/28/17		1,000,000	1,031,164
Bank of America Corp. (MTN)
1.87%	04/01/19	[2]	1,000,000	1,005,150
4.13%	01/22/24		1,500,000	1,561,256
5.65%	05/01/18		500,000	524,561
6.88%	04/25/18		1,000,000	1,062,548
8.63%	05/02/17	[2]	510,000	495,363
8.95%	05/18/17	[2]	410,000	396,675
9.52%	06/06/17	[2]	319,000	308,633
Bank of America N.A. (BKNT)
1.26%	06/15/17	[2]	1,350,000	1,349,352
5.30%	03/15/17		2,431,000	2,449,950
6.10%	06/15/17		1,340,000	1,367,988
Bank of New York Mellon Corp. (MTN) (The)
2.50%	04/15/21		1,649,000	1,649,548
Capital One Bank USA N.A. (BKNT)
2.15%	11/21/18		2,500,000	2,506,752
Discover Bank
2.00%	02/21/18		2,410,000	2,410,291
Discover Bank (BKNT)
3.10%	06/04/20		1,475,000	1,494,708
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[3,4]	2,915,000	3,073,529
JPMorgan Chase & Co.
2.55%	10/29/20		5,690,000	5,705,898
JPMorgan Chase Bank N.A. (BKNT)
6.00%	07/05/17		600,000	613,621

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
6.00%	10/01/17		$2,500,000	$2,580,243
PNC Bank N.A. (BKNT)
1.70%	12/07/18		3,055,000	3,050,332
Santander UK Group Holdings PLC (United Kingdom)
2.88%	10/16/20	[4]	1,300,000	1,289,797
Santander UK PLC (United Kingdom)
1.38%	03/13/17	[4]	1,555,000	1,555,462
UBS AG/Stamford CT (GMTN) (Switzerland)
1.70%	03/26/18	[2,4]	3,000,000	3,010,809
UBS AG/Stamford CT (Switzerland)
1.49%	06/01/17	[2,4]	1,500,000	1,502,010
Wachovia Corp. (MTN)
5.75%	02/01/18		2,500,000	2,604,736
Wells Fargo & Co.
2.10%	07/26/21		2,000,000	1,946,966
2.50%	03/04/21		4,080,000	4,028,919
3.00%	04/22/26		1,000,000	950,899
Wells Fargo Bank N.A. (BKNT) (MTN)
1.65%	01/22/18		3,135,000	3,135,983

				61,681,133

Commercial Services — 0.05%
IHS Markit Ltd. (Bangladesh)
5.00%	11/01/22	[3,4]	600,000	625,500

Communications — 2.22%
AT&T, Inc.
3.40%	05/15/25		2,500,000	2,406,877
3.80%	03/15/22		1,500,000	1,536,751
3.90%	03/11/24		1,250,000	1,265,840
4.13%	02/17/26		2,350,000	2,383,925
5.50%	02/01/18		1,000,000	1,039,264
CBS Corp.
2.90%	01/15/27		2,000,000	1,859,174
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%	02/15/26	[3]	900,000	933,795
Charter Communications Operating
LLC/Charter Communications Operating
Capital
4.46%	07/23/22		2,795,000	2,911,308
4.91%	07/23/25		1,000,000	1,053,600
Comcast Corp.
2.75%	03/01/23		3,155,000	3,137,108
CSC Holdings LLC
5.50%	04/15/27	[3]	250,000	254,375
Level 3 Financing, Inc.
5.25%	03/15/26	[3]	400,000	396,500
Sprint Communications, Inc.
9.00%	11/15/18	[3]	1,250,000	1,379,688

See accompanying notes to Schedule of Portfolio Investments.

24 / N-Q Report December 2016

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[3]	$1,800,000	$1,807,920
T-Mobile USA, Inc.
6.73%	04/28/22		150,000	157,313
Verizon Commnications, Inc.
5.15%	09/15/23		3,050,000	3,371,537

				25,894,975

Consumer Discretionary — 0.21%
Anheuser-Busch InBev Finance, Inc.
3.65%	02/01/26		2,450,000	2,492,346

Electric — 3.48%
AEP Texas Central Co.
3.85%	10/01/25	[3]	1,800,000	1,861,405
Black Hills Corp.
2.50%	01/11/19		2,510,000	2,521,240
Duke Energy Corp.
2.65%	09/01/26		2,250,000	2,105,566
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[3]	625,000	699,978
6.40%	09/15/20	[3]	2,363,000	2,638,400
Entergy Corp.
4.00%	07/15/22		1,500,000	1,572,344
Entergy Mississippi, Inc.
3.10%	07/01/23		2,250,000	2,211,437
Exelon Corp.
1.55%	06/09/17		3,030,000	3,029,924
FirstEnergy Corp., Series A
2.75%	03/15/18		1,140,000	1,150,031
Homer City Generation LP (PIK)
8.73%	10/01/26	[5,6,7]	457,400	198,969
IPALCO Enterprises, Inc.
5.00%	05/01/18		1,615,000	1,670,863
Jersey Central Power & Light Co.
4.80%	06/15/18		2,025,000	2,093,704
Kansas City Power & Light Co.
3.65%	08/15/25		1,000,000	1,004,642
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21		2,275,000	2,660,436
Metropolitan Edison Co.
7.70%	01/15/19		500,000	550,614
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28	[5]	682,006	576,295
NextEra Energy Capital Holdings, Inc., Series F
2.06%	09/01/17		3,600,000	3,615,583

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Oncor Electric Delivery Co. LLC
4.10%	06/01/22		$1,500,000	$1,603,970
6.80%	09/01/18		900,000	972,749
Public Service Co. of New Mexico
3.85%	08/01/25		1,800,000	1,805,177
7.95%	05/15/18		475,000	515,829
Southwestern Electric Power Co.
3.55%	02/15/22		1,500,000	1,556,696
6.45%	01/15/19		1,109,000	1,206,943
Texas-New Mexico Power Co.
9.50%	04/01/19	[3]	1,800,000	2,064,185
Tucson Electric Power Co.
3.85%	03/15/23		700,000	697,812

				40,584,792

Energy — 2.76%
Boardwalk Pipelines LP
5.20%	06/01/18		1,000,000	1,033,907
BP Capital Markets PLC (United Kingdom)
3.06%	03/17/22	[4]	1,700,000	1,717,889
Brooklyn Union Gas Co. (The)
3.41%	03/10/26	[3]	4,000,000	4,025,174
Columbia Pipeline Group, Inc.
2.45%	06/01/18		3,135,000	3,151,405
Enbridge Energy Partners LP
5.88%	10/15/25		1,250,000	1,406,553
Energy Transfer Partners LP
3.90%	11/01/66	[2]	1,300,000	1,022,938
Florida Gas Transmission Co. LLC
3.88%	07/15/22	[3]	1,000,000	1,018,085
7.90%	05/15/19	[3]	1,500,000	1,679,358
Noble Energy, Inc.
3.90%	11/15/24		600,000	607,774
Petroleos Mexicanos (Mexico)
2.00%	12/20/22	[4]	1,800,000	1,797,093
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%	10/01/22		300,000	317,063
Ruby Pipeline LLC
6.00%	04/01/22	[3]	1,250,000	1,322,313
Shell International Finance BV (Netherlands)
3.25%	05/11/25	[4]	2,450,000	2,446,109
Spectra Energy Partners LP
2.95%	09/25/18		1,275,000	1,295,830
TC PipeLines LP
4.65%	06/15/21		2,575,000	2,698,847
Texas Eastern Transmission LP
2.80%	10/15/22	[3]	3,080,000	3,002,302

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 25

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Williams Partners LP
3.35%	08/15/22		$750,000	$737,658
3.60%	03/15/22		2,967,000	2,986,107

				32,266,405

Finance — 5.59%
Bear Stearns Cos. LLC (The)
6.40%	10/02/17		4,500,000	4,662,270
7.25%	02/01/18		2,140,000	2,264,985
CIT Group, Inc.
4.25%	08/15/17		1,049,000	1,066,046
Citigroup, Inc.
1.39%	08/14/17	[2]	750,000	750,434
1.48%	08/25/36	[2]	205,000	163,339
1.80%	02/05/18		4,000,000	3,998,832
2.61%	05/15/18	[2]	583,000	592,357
6.00%	08/15/17		1,250,000	1,284,493
6.13%	11/21/17		563,000	585,496
Durrah MSN 35603 (Cayman Islands)
1.68%	01/22/25	[4]	4,536,193	4,398,647
Ford Motor Credit Co. LLC
1.95%	01/09/18	[2]	4,000,000	4,012,364
General Electric Corp. (GMTN)
3.10%	01/09/23		230,000	233,291
5.63%	05/01/18		730,000	770,228
General Electric Corp. (MTN)
1.26%	05/05/26	[2]	1,610,000	1,560,140
General Motors Financial Co., Inc.
3.00%	09/25/17		2,000,000	2,017,454
Goldman Sachs Group, Inc. (GMTN) (The)
7.50%	02/15/19		550,000	610,021
Goldman Sachs Group, Inc. (MTN) (The)
1.76%	12/15/17	[2]	1,000,000	1,003,319
3.85%	07/08/24		2,775,000	2,831,928
Goldman Sachs Group, Inc. (The)
1.59%	05/22/17	[2]	1,000,000	1,001,750
2.75%	09/15/20		1,635,000	1,643,466
5.95%	01/18/18		350,000	364,702
6.15%	04/01/18		1,100,000	1,157,455
International Lease Finance Corp.
7.13%	09/01/18	[3]	1,850,000	1,994,531
Morgan Stanley
1.74%	01/05/18	[2]	3,000,000	3,012,027
Morgan Stanley (GMTN)
5.45%	01/09/17		2,250,000	2,251,074
6.63%	04/01/18		1,000,000	1,057,845
Morgan Stanley (MTN)
5.55%	04/27/17		1,000,000	1,013,314
5.95%	12/28/17		1,000,000	1,041,079

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
6.25%	08/28/17		$800,000	$824,500
Protective Life Global Funding
1.72%	04/15/19	[3]	1,800,000	1,786,194
2.70%	11/25/20	[3]	3,115,000	3,123,270
Safina Ltd. (Cayman Islands)
2.00%	12/30/23	[4]	8,391,423	8,312,963
Sandalwood 2013 LLC
2.90%	07/10/25		2,527,386	2,581,093
SL Green Realty Corp.
5.00%	08/15/18		1,200,000	1,241,090

				65,211,997

Food — 0.76%
Kraft Heinz Foods Co.
3.00%	06/01/26		1,000,000	940,733
3.95%	07/15/25		1,950,000	1,978,887
6.13%	08/23/18		2,000,000	2,128,881
Mondelez International Holdings Netherlands
BV (Netherlands)
1.63%	10/28/19	[3,4]	3,850,000	3,777,801

				8,826,302

Health Care — 4.68%
Abbott Laboratories
3.75%	11/30/26		3,070,000	3,055,683
AbbVie, Inc.
3.60%	05/14/25		4,380,000	4,346,108
Actavis Funding SCS (Luxembourg)
3.45%	03/15/22	[4]	4,000,000	4,064,700
3.80%	03/15/25	[4]	1,250,000	1,253,661
Aetna, Inc.
1.50%	11/15/17		1,000,000	999,412
1.70%	06/07/18		3,185,000	3,192,011
Amgen, Inc.
3.63%	05/15/22		3,000,000	3,103,824
Anthem, Inc.
2.30%	07/15/18		1,545,000	1,555,682
AstraZeneca PLC (United Kingdom)
3.38%	11/16/25	[4]	2,200,000	2,188,014
Baxalta, Inc.
2.00%	06/22/18		1,405,000	1,406,017
2.88%	06/23/20		1,400,000	1,400,797
Biogen, Inc.
3.63%	09/15/22		1,825,000	1,873,418
Catholic Health Initiatives
2.60%	08/01/18		1,000,000	1,009,398
2.95%	11/01/22		500,000	485,810
Celgene Corp.
2.13%	08/15/18		2,950,000	2,960,041

See accompanying notes to Schedule of Portfolio Investments.

26 / N-Q Report December 2016

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Express Scripts Holding Co.
3.40%	03/01/27		$1,440,000	$1,352,000
Gilead Sciences, Inc.
2.95%	03/01/27		3,240,000	3,104,902
Grifols Worldwide Operations Ltd. (Ireland)
5.25%	04/01/22	[4]	200,000	208,000
HCA, Inc.
5.00%	03/15/24		900,000	928,125
6.50%	02/15/20		955,000	1,048,351
Mylan NV (Netherlands)
3.00%	12/15/18	[3,4]	3,000,000	3,034,299
Providence Health & Services
Obligated Group
1.95%	10/01/17	[2]	1,975,000	1,978,489
RWJ Barnabas Health, Inc.
2.95%	07/01/26		4,385,000	4,145,414
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[4]	1,500,000	1,481,957
Teva Pharmaceutical Finance Netherlands III
BV (Netherlands)
1.40%	07/20/18	[4]	3,000,000	2,973,728
Valeant Pharmaceuticals International, Inc. (Canada)
5.88%	05/15/23	[3,4]	1,765,000	1,341,400
6.13%	04/15/25	[3,4]	150,000	113,250

				54,604,491

Industrials — 0.82%
Amcor Finance USA, Inc.
3.63%	04/28/26	[3]	2,500,000	2,458,820
Clean Harbors, Inc.
5.13%	06/01/21		600,000	615,480
L-3 Communications Corp.
3.85%	12/15/26		1,875,000	1,863,518
Northrop Grumman Corp.
3.20%	02/01/27		1,545,000	1,531,891
SBA Communications Corp.
4.88%	09/01/24	[3]	700,000	693,875
Siemens Financieringsmaatschappij NV (Netherlands)
2.00%	09/15/23	[3,4]	2,000,000	1,893,537
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.38%	04/30/25	[3,4]	525,000	510,411

				9,567,532

Information Technology — 0.21%
Oracle Corp.
2.40%	09/15/23		2,565,000	2,489,824

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance — 1.88%
Berkshire Hathaway, Inc.
3.13%	03/15/26		$3,800,000	$3,781,393
Jackson National Life Global Funding
1.88%	10/15/18	[3]	2,000,000	2,005,231
Metropolitan Life Global Funding I
1.55%	09/13/19	[3]	3,000,000	2,952,819
3.88%	04/11/22	[3]	1,000,000	1,057,460
Nationwide Mutual Insurance Co.
3.25%	12/15/24	[2,3]	1,552,000	1,524,840
New York Life Global Funding
1.13%	03/01/17	[3]	1,200,000	1,200,332
1.55%	11/02/18	[3]	2,000,000	1,994,549
2.00%	04/13/21	[3]	2,000,000	1,959,228
Pricoa Global Funding I
2.55%	11/24/20	[3]	2,495,000	2,497,963
Principal Life Global Funding II
2.63%	11/19/20	[3]	3,000,000	2,997,504

				21,971,319

Real Estate Investment Trust (REIT) — 1.99%
Alexandria Real Estate Equities, Inc.
3.90%	06/15/23		150,000	152,123
4.60%	04/01/22		2,000,000	2,102,276
American Campus Communities Operating Partnership LP
3.35%	10/01/20		3,000,000	3,041,845
Boston Properties LP
3.70%	11/15/18		2,000,000	2,059,942
HCP, Inc.
4.00%	12/01/22		2,250,000	2,302,735
4.25%	11/15/23		1,895,000	1,937,207
Piedmont Operating Partnership LP
3.40%	06/01/23		1,900,000	1,798,061
SL Green Realty Corp.
7.75%	03/15/20		650,000	733,548
Ventas Realty LP
3.25%	10/15/26		1,810,000	1,712,672
Ventas Realty LP/Ventas Capital Corp.
2.70%	04/01/20		1,025,000	1,031,939
WEA Finance LLC/Westfield UK & Europe
Finance PLC
1.75%	09/15/17	[3]	2,000,000	2,001,536
2.70%	09/17/19	[3]	2,245,000	2,272,937
Welltower, Inc.
3.75%	03/15/23		1,000,000	1,021,459
4.70%	09/15/17		1,000,000	1,021,653

				23,189,933

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 27

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Retail — 0.56%
CVS Health Corp.
4.00%	12/05/23	$2,600,000	$2,732,330
Walgreens Boots Alliance, Inc.
3.10%	06/01/23	3,840,000	3,820,124

			6,552,454

Transportation — 1.15%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23	1,574,255	1,680,517
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18	12,741	12,861
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	08/02/20	494,893	515,901
Continental Airlines Pass-Through Trust, Series 1999-2, Class A1
7.26%	03/15/20	199,684	212,044
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22	2,544,756	2,815,137
Continental Airlines Pass-Through Trust, Series 2009, Class A2
7.25%	11/10/19	2,550,816	2,853,726
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23	926,212	1,053,566
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22	1,322,906	1,532,983
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
7.13%	10/22/23	974,427	1,126,073
U.S. Airways Pass-Through Trust, Series 2011-1, Class G
7.08%	03/20/21	399,209	423,910
U.S. Airways Pass-Through Trust, Series 2012, Class A
4.63%	06/03/25	382,287	406,657
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24	619,026	690,987
UAL Pass-Through Trust, Series 2009-2A, Class 2
9.75%	01/15/17	93,542	94,244

			13,418,606

Total Corporates
(Cost $371,455,915)			370,874,755

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 20.24%**
Commercial Mortgage-Backed — 1.38%
225 Liberty Street Trust, Series 2016-225L, Class A
3.60%	02/10/36	[3]	$1,225,000	$1,259,594
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2012-PARK, Class A
2.96%	12/10/30	[3]	3,417,000	3,442,251
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
2.13%	09/10/45	[2,3,5]	8,773,806	555,887
Commercial Mortgage Trust, Series 2013-300P, Class A1
4.35%	08/10/30	[3]	1,160,000	1,255,567
Commercial Mortgage Trust, Series 2014-277P, Class A
3.61%	08/10/49	[2,3]	1,265,000	1,309,749
Commercial Mortgage Trust, Series 2016-787S, Class A
3.55%	02/01/36	[2,3]	1,225,000	1,254,017
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[2,3]	1,391,997	1,470,387
DBRR Trust, Series 2012-EZ1, Class C
2.06%	09/25/45	[3]	604,351	604,393
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[3]	1,090,000	1,145,247
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A
3.35%	07/13/29	[3]	950,000	982,919
RBS Commercial Funding Trust, Series 2013-GSP, Class A
3.83%	01/13/32	[2,3]	1,170,000	1,228,718
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1
3.35%	11/15/43	[3]	1,511,821	1,549,677

				16,058,406

Non-Agency Mortgage-Backed — 7.25%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-NC1, Class A1
0.98%	12/25/35	[2]	5,685,743	5,682,841
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1
1.72%	09/25/34	[2]	1,927,417	1,922,894
Ameriquest Mortgage Securities, Inc., Series 2005-R3, Class M1
1.20%	05/25/35	[2]	1,425,133	1,423,642
Ameriquest Mortgage Securities, Inc., Series 2005-R4, Class M1
1.19%	07/25/35	[2]	1,910,000	1,893,839
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class M1
1.19%	07/25/35	[2]	304,310	305,171

See accompanying notes to Schedule of Portfolio Investments.

28 / N-Q Report December 2016

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
1.73%	12/25/34	[2]	$649,439	$603,325
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32		3,335	3,544
Banc of America Funding Trust, Series 2015-R2, Class 9A1
0.97%	03/25/37	[2,3]	2,338,213	2,266,938
Centex Home Equity Loan Trust, Series 2005-C, Class M1
1.19%	06/25/35	[2]	4,423,926	4,472,444
Centex Home Equity Loan Trust, Series 2005-D, Class M1
1.19%	10/25/35	[2]	684,994	686,707
Chevy Chase Mortgage Funding Corp., Series 2005-2A, Class A1
0.77%	05/25/36	[2,3]	138,797	125,316
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
2.77%	02/25/34	[2]	15,119	14,813
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.94%	03/25/37	[2]	185,558	185,328
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		218,687	233,058
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	193,798	210,280
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[2]	450,526	490,923
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	74,813	77,542
Conseco Financial Corp., Series 1998-4, Class A5
6.18%	04/01/30		261,716	269,018
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		483,549	518,025
CountryPlace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,3]	700,000	713,138
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
2.81%	08/25/34	[2]	74,023	71,497
Credit Suisse Mortgage Trust, Series 2014-4R, Class 16A1
0.78%	02/27/36	[2,3]	1,236,993	1,214,505

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1 (STEP)
3.38%	12/25/32		$1,171,571	$1,155,383
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF4 (STEP)
3.50%	12/25/36		639,437	479,473
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
0.64%	04/25/37	[2]	177,927	127,015
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A3
0.83%	04/25/37	[2]	2,114,234	1,546,834
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.76%	09/25/34	[2]	384,061	374,990
GSAA Home Equity Trust, Series 2005-9, Class 1A1
1.04%	08/25/35	[2]	1,070,622	1,032,823
Home Loan Trust, Series 2001-HI3, Class AI7 (STEP)
7.56%	07/25/26		66,698	67,475
HSBC Home Equity Loan Trust,
Series 2007-3, Class APT
1.76%	11/20/36	[2]	555,151	555,675
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 1A
0.98%	12/25/35	[2]	3,659,459	3,663,419
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
1.56%	11/25/34	[2]	30,504	25,880
IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
2.87%	06/25/37	[2]	1,236,751	938,502
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		234,530	237,932
IndyMac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		62,434	63,537
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		144,816	151,557
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
4.34%	05/25/37	[2]	380,080	357,649
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		113,392	116,877

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 29

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5
5.87%	04/15/40		$65,154	$66,765
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
0.00%	04/15/40	[2]	205,331	214,181
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
3.36%	01/25/34	[2]	169,132	164,602
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
3.25%	01/25/34	[2]	647	653
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1
5.50%	12/25/17		427	428
MASTR Asset-Backed Securities Trust, Series 2005-WF1, Class M1
1.17%	06/25/35	[2]	827,022	829,926
MASTR Asset-Backed Securities Trust, Series 2006-AB1, Class A2
0.99%	02/25/36	[2]	320,294	320,427
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
3.05%	10/25/32	[2]	1,610	1,614
MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1
2.89%	10/25/32	[2]	16,723	16,738
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.94%	06/25/37	[2]	607,883	425,084
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
1.01%	06/25/37	[2]	1,123,351	818,286
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		896,128	957,773
Mid-State Trust, Series 2004-1, Class A
6.01%	08/15/37		452,395	493,848
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		620,935	710,508
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		443,525	473,263
Mid-State Trust, Series 2005-1, Class M2
7.08%	01/15/40		699,962	773,635
Morgan Stanley Capital I Trust, Series 2004-NC7, Class M2
1.69%	07/25/34	[2]	1,006,516	992,674
Morgan Stanley Capital I Trust, Series 2005-HE3, Class M3
1.55%	07/25/35	[2]	1,517,751	1,498,047

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
1.06%	12/25/35	[2]	$4,331,045	$4,275,418
New Century Home Equity Loan Trust, Series 2005-D, Class A1
0.98%	02/25/36	[2]	6,462,199	6,324,346
New York Mortgage Trust, Series 2005-3, Class A1
1.24%	02/25/36	[2]	2,684,300	2,520,032
Park Place Securities, Inc., Series 2005-WCW1, Class M1
1.21%	09/25/35	[2]	2,182,237	2,174,127
Park Place Securities, Inc., Series 2005-WHG4, Class A2D
1.13%	09/25/35	[2]	1,208,595	1,204,572
Park Place Securities, Inc., Series 2005-WHQ2, Class M1
1.39%	05/25/35	[2]	1,117,053	1,118,972
RBSSP Resecuritization Trust, Series 2009-6, Class 11A4
1.00%	08/26/36	[2,3]	974,592	949,889
Residential Asset Mortgage Product Trust, Series 2003-SL1, Class A41
8.00%	04/25/31		28,820	31,327
Residential Asset Mortgage Products Trust, Series 2002-RS4, Class AI5 (STEP)
6.16%	08/25/32		2,220	2,151
Residential Asset Mortgage Products Trust, Series 2003-RS1, Class AI5 (STEP)
6.19%	03/25/33		15,836	16,089
Residential Asset Mortgage Products Trust, Series 2006-NC1, Class A3
1.06%	01/25/36	[2]	5,534,395	5,438,485
Residential Asset Securities Trust, Series 2004-IP2, Class 2A1
3.15%	12/25/34	[2]	40,846	40,832
Residential Asset Securities Trust, Series 2005-KS11, Class AI4
1.07%	12/25/35	[2]	664,387	663,903
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3
1.02%	12/25/35	[2]	1,178,591	1,169,087
Soundview Home Loan Trust, Series 2006-WF2, Class A2C
0.90%	12/25/36	[2]	72,624	72,593
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
3.05%	10/25/34	[2]	1,977,292	1,950,764
Structured Asset Mortgage Investments II Trust, Series 2005-AR1, Class A1
1.22%	04/19/35	[2]	1,366,057	1,309,895

See accompanying notes to Schedule of Portfolio Investments.

30 / N-Q Report December 2016

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
1.77%	02/25/36	[2]	$835,773	$778,123
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1
2.50%	05/25/36	[2]	2,959,626	1,826,135
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class A3
1.36%	05/25/35	[2]	1,689,005	1,693,189
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.97%	04/15/30	[2,5]	3,657	296
UCFC Home Equity Loan, Series 1998-D, Class MF1
6.91%	04/15/30		37,636	38,172
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.98%	01/25/33	[2]	8,278	7,921
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A3
1.54%	10/25/45	[2]	1,731,243	1,624,971
Wells Fargo Home Equity Trust, Series 2005-1, Class M2
1.40%	04/25/35	[2]	4,412,420	4,386,117
Wells Fargo Home Equity Trust, Series 2006-1, Class A4
0.99%	05/25/36	[2]	1,966,650	1,965,919

				84,621,586

U.S. Agency Mortgage-Backed — 11.61%
Fannie Mae Pool (TBA)
2.50%	01/25/28		22,310,000	22,364,031
3.00%	01/25/27		1,815,000	1,863,069
4.00%	01/25/44		2,875,000	3,022,737
Fannie Mae Pool 253974
7.00%	08/01/31		4,066	4,446
Fannie Mae Pool 254232
6.50%	03/01/22		6,475	7,329
Fannie Mae Pool 467144
4.25%	01/01/21		3,236,067	3,481,603
Fannie Mae Pool 468159
4.26%	07/01/21		1,093,930	1,178,461
Fannie Mae Pool 468272
3.83%	07/01/21		2,894,198	3,086,933
Fannie Mae Pool 468552
3.89%	07/01/21		1,821,662	1,943,822
Fannie Mae Pool 527247
7.00%	09/01/26		42	46
Fannie Mae Pool 545191
7.00%	09/01/31		1,911	2,040

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 545646
7.00%	09/01/26		$36	$39
Fannie Mae Pool 549740
6.50%	10/01/27		10,788	12,213
Fannie Mae Pool 555284
7.50%	10/01/17		177	179
Fannie Mae Pool 606108
7.00%	03/01/31		709	727
Fannie Mae Pool 630599
7.00%	05/01/32		7,490	8,583
Fannie Mae Pool 655928
7.00%	08/01/32		4,021	4,768
Fannie Mae Pool 735207
7.00%	04/01/34		2,091	2,416
Fannie Mae Pool 735646
4.50%	07/01/20		2,097	2,171
Fannie Mae Pool 735686
6.50%	12/01/22		19,380	21,932
Fannie Mae Pool 735861
6.50%	09/01/33		117,621	134,532
Fannie Mae Pool 764388
2.46%	03/01/34	[2]	33,778	35,738
Fannie Mae Pool 776708
5.00%	05/01/34		179,621	199,371
Fannie Mae Pool 817611
2.81%	11/01/35	[2]	16,036	17,096
Fannie Mae Pool 844773
2.83%	12/01/35	[2]	1,095	1,147
Fannie Mae Pool 889125
5.00%	12/01/21		104,177	108,268
Fannie Mae Pool 889184
5.50%	09/01/36		171,074	191,925
Fannie Mae Pool 890221
5.50%	12/01/33		258,594	288,833
Fannie Mae Pool 918445
5.51%	05/01/37	[2]	1,952	2,035
Fannie Mae Pool 939419
2.34%	05/01/37	[2]	58,242	61,630
Fannie Mae Pool AL0151
4.38%	04/01/21		5,093,970	5,493,790
Fannie Mae Pool AL0209
4.50%	05/01/41		574,959	626,815
Fannie Mae Pool AL2293
4.38%	06/01/21		5,511,918	5,964,072
Fannie Mae Pool AL6829
2.97%	05/01/27		3,990,743	3,977,662
Fannie Mae Pool AL9549
4.00%	09/01/46		4,615,000	4,858,087

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 31

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AM4125
3.74%	08/01/23		$2,430,000	$2,576,668
Fannie Mae Pool AM4846
4.14%	12/01/29		692,162	743,741
Fannie Mae Pool AM7009
2.95%	11/01/24		2,573,942	2,600,010
Fannie Mae Pool AM7150
3.05%	11/01/24		1,787,484	1,817,449
Fannie Mae Pool AM7357
3.38%	12/01/29		2,375,000	2,415,624
Fannie Mae Pool AN0556
3.46%	12/01/30		2,480,804	2,540,401
Fannie Mae Pool AN0854
3.28%	02/01/28		2,465,000	2,482,644
Fannie Mae Pool AN2840
2.49%	09/01/28		2,545,000	2,376,105
Fannie Mae Pool AN2913
2.61%	11/01/28		2,545,000	2,421,764
Fannie Mae Pool BC1158
3.50%	02/01/46		1,461,270	1,499,239
Fannie Mae Pool FN0001
3.76%	12/01/20		2,758,128	2,912,081
Fannie Mae Pool FN0007
3.46%	11/01/20		1,390,000	1,458,600
Fannie Mae Pool MA1561
3.00%	09/01/33		2,443,585	2,497,134
Fannie Mae Pool MA1582
3.50%	09/01/43		2,009,924	2,058,645
Fannie Mae Pool MA1608
3.50%	10/01/33		2,347,507	2,450,669
Fannie Mae Pool MA2740
2.50%	09/01/26		6,070,509	6,187,176
Fannie Mae REMICS, Series 1989-25,
Class G
6.00%	06/25/19		487	504
Fannie Mae REMICS, Series 1992-116,
Class B
6.50%	06/25/22		35	36
Fannie Mae REMICS, Series 1993-80,
Class S
9.95%	05/25/23	[2]	5,462	6,127
Fannie Mae REMICS, Series 2001-52,
Class YZ
6.50%	10/25/31		149,181	172,125
Fannie Mae REMICS, Series 2007-64,
Class FA
1.23%	07/25/37	[2]	122,537	123,689

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2008-50,
Class SA (IO)
5.29%	11/25/36	[2]	$1,915,146	$307,467
Fannie Mae Trust, Series 2003-W6,
Class 5T (IO)
0.55%	09/25/42	[2]	17,174,348	251,615
Freddie Mac Gold Pool A25162
5.50%	05/01/34		222,354	249,652
Freddie Mac Gold Pool A33262
5.50%	02/01/35		64,963	74,582
Freddie Mac Gold Pool A68781
5.50%	10/01/37		12,679	14,611
Freddie Mac Gold Pool C03813
3.50%	04/01/42		1,397,241	1,444,344
Freddie Mac Gold Pool C90504
6.50%	12/01/21		782	864
Freddie Mac Gold Pool E01279
5.50%	01/01/18		287	292
Freddie Mac Gold Pool E90474
6.00%	07/01/17		282	284
Freddie Mac Gold Pool G01548
7.50%	07/01/32		412,806	490,717
Freddie Mac Gold Pool G01644
5.50%	02/01/34		137,996	155,345
Freddie Mac Gold Pool G02366
6.50%	10/01/36		101,664	117,605
Freddie Mac Gold Pool G07849
3.50%	05/01/44		2,149,722	2,213,853
Freddie Mac Gold Pool G08699
4.00%	03/01/46		1,352,262	1,421,792
Freddie Mac Gold Pool G08706
3.50%	05/01/46		1,264,902	1,296,702
Freddie Mac Gold Pool G08721
3.00%	08/01/46		811,003	806,739
Freddie Mac Gold Pool G08726
3.00%	09/01/46		2,202,614	2,191,030
Freddie Mac Gold Pool G08732
3.00%	11/01/46		1,580,509	1,572,213
Freddie Mac Gold Pool G11707
6.00%	03/01/20		745	770
Freddie Mac Gold Pool G12393
5.50%	10/01/21		112,620	119,119
Freddie Mac Gold Pool G12909
6.00%	11/01/22		176,447	190,923
Freddie Mac Gold Pool G13032
6.00%	09/01/22		98,118	105,082
Freddie Mac Gold Pool G60238
3.50%	10/01/45		6,198,428	6,384,138

See accompanying notes to Schedule of Portfolio Investments.

32 / N-Q Report December 2016

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G60344
4.00%	12/01/45		$1,049,197	$1,111,033
Freddie Mac Gold Pool J06246
5.50%	10/01/21		37,819	39,960
Freddie Mac Gold Pool Q05261
3.50%	12/01/41		889,859	921,248
Freddie Mac Gold Pool Q20178
3.50%	07/01/43		1,279,464	1,320,688
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF02,
Class A3
1.16%	07/25/20	[2]	757,910	761,158
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
3.16%	05/25/25	[2]	6,070,000	6,152,852
Freddie Mac REMICS, Series 1602,
Class SN
10.09%	10/15/23	[2]	14,590	17,208
Freddie Mac REMICS, Series 2174,
Class PN
6.00%	07/15/29		51,935	57,610
Freddie Mac REMICS, Series 3460,
Class SA (IO)
5.50%	06/15/38	[2]	1,939,170	329,146
Freddie Mac REMICS, Series 4030,
Class HS (IO)
5.91%	04/15/42	[2]	1,738,083	316,214
Ginnie Mae I Pool 782810
4.50%	11/15/39		1,290,822	1,423,938
Ginnie Mae II Pool 80968
2.13%	07/20/34	[2]	34,924	35,978
Ginnie Mae II Pool MA3597
3.50%	04/20/46		2,917,563	3,037,036
Ginnie Mae, Series 2004-8, Class SE
12.79%	11/26/23	[2]	43,767	51,846
Ginnie Mae, Series 2011-152, Class A
1.62%	07/16/33		670,352	669,035
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
1.02%	11/06/17	[2]	545,010	545,092
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
1.18%	03/09/21	[2]	434,221	433,367
NCUA Guaranteed Notes, Series 2011-R2, Class 1A
1.05%	02/06/20	[2]	588,648	588,844

				135,530,969

Total Mortgage-Backed
(Cost $233,917,047)				236,210,961

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS — 0.65%*
Alabama — 0.26%
Alabama Economic Settlement Authority, Taxable Revenue Bond, Series B
3.16%	09/15/25		$2,990,000	$3,018,853

Massachusetts — 0.23%
Commonwealth of Massachusetts, Build
America Bonds, Series D
4.50%	08/01/31		2,450,000	2,719,598

New York — 0.16%
City of New York, Build America Bonds
5.05%	10/01/24		1,000,000	1,128,980
New York State Urban Development Corp.,
Personal Income Tax, Series SE
3.20%	03/15/22		700,000	724,535

				1,853,515

Total Municipal Bonds
(Cost $7,663,677)				7,591,966

U.S. TREASURY SECURITIES — 35.74%
U.S. Treasury Bonds — 1.50%
U.S. Treasury Bonds - Treasury Inflation
Indexed Bonds
0.38%	07/15/25	[8]	17,556,237	17,466,631

U.S. Treasury Notes — 34.24%
U.S. Treasury Notes
0.75%	10/31/18		16,370,000	16,254,575
1.00%	12/31/17		19,920,000	19,936,544
1.00%	11/30/18		30,225,000	30,128,660
1.25%	10/31/21		56,820,000	55,104,049
1.50%	12/31/18		72,830,000	73,265,305
1.50%	01/31/19		11,900,000	11,966,473
1.50%	01/31/22		32,570,000	31,835,951
1.75%	11/30/21		49,115,000	48,760,014
1.88%	05/31/22		6,375,000	6,324,695
2.00%	12/31/21		73,790,000	74,068,188
2.00%	11/15/26		33,240,000	31,986,353

Total U.S. Treasury Securities
(Cost $419,702,553)				417,097,438

Total Bonds – 95.66%
(Cost $1,118,778,761)				1,116,310,443

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 33

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 9.78%

Commercial Paper — 0.14%
Kraft Heinz Foods Co.
1.60%[9]	06/30/17		$1,680,000	$1,680,202

Foreign Government Obligations — 5.00%
Japan Treasury Discount Bill, Series 636
(Japan)
0.00%[9]	01/10/17	[4]	1,700,000,000	14,575,909
Japan Treasury Discount Bill, Series 639
(Japan)
0.00%[9]	01/23/17	[4]	1,810,000,000	15,520,531
Japan Treasury Discount Bill, Series 647
(Japan)
0.00%[9]	02/27/17	[4]	1,900,000,000	16,297,222
Japan Treasury Discount Bill, Series 649
(Japan)
0.00%[9]	03/13/17	[4]	1,400,000,000	12,010,820

				58,404,482

Money Market Funds — 4.58%
Dreyfus Government Cash Management
Fund
0.45%[10]			46,440,000	46,440,000
Fidelity Investments Money Market Funds -
Government Portfolio
0.39%[10,11]			10	10
Morgan Stanley Institutional Liquidity Fund
0.44%[10]			6,979,000	6,979,000

				53,419,010

U.S. Treasury Bills — 0.06%
U.S. Treasury Bills
0.48%[9]	04/06/17	[12]	673,000	672,093

Total Short-Term Investments
(Cost $119,628,359)				114,175,787

Total Investments – 105.44%
(Cost $1,238,407,120)[1]				1,230,486,230

Liabilities in Excess of Other
Assets – (5.44)%				(63,470,197)

Net Assets – 100.00%				$1,167,016,033

Currency Purchased	Currency Sold	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 01/10/17 at 116.56 Counterparty: Bank of America
USD $16,821,773	JPY 1,700,000,000	$2,237,104
Forward currency contract to sell Japanese Yen on 01/23/17 at 116.47 Counterparty: Bank of America
USD $17,521,442	JPY 1,810,000,000	1,981,360
Forward currency contract to sell Japanese Yen on 02/27/17 at 116.29 Counterparty: JPMorgan Securities LLC
USD $17,469,096	JPY 1,900,000,000	1,130,950
Forward currency contract to sell Japanese Yen on 03/13/17 at 116.20 Counterparty: Bank of America
USD $12,285,773	JPY 1,400,000,000	238,055

Net unrealized appreciation		$5,587,469

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
271	U.S. Treasury Two Year Note,
	Expiration March 2017	$(19,609)
546	U.S. Treasury Five Year Note,
	Expiration March 2017	(227,118)

	Net unrealized (depreciation)	$(246,727)

Notes:

[1]	Cost for federal income tax purposes is $1,240,476,463 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$7,923,764
Gross unrealized (depreciation)	(17,913,997)

Net unrealized (depreciation)	$(9,990,233)

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2016.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $4,521,447, which is 0.39% of total net assets.

[6]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.

[7]	Security is currently in default with regard to scheduled interest or principal payments.

[8]	Inflation protected security. Principal amount reflects original security face amount.

[9]	Represents annualized yield at date of purchase.

[10]	Represents the current yield as of December 31, 2016.

[11]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $10.

[12]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $662,098.
†

Fair valued security. The aggregate value of fair valued securities is $908,774, which is 0.08% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

See accompanying notes to Schedule of Portfolio Investments.

34 / N-Q Report December 2016

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

*   Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

** Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

    Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 35

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 91.23%
ASSET-BACKED SECURITIES — 7.77%**
Access Group, Inc., Series 2015-1, Class A
1.46%	07/25/56	[2,3]	$3,132,781	$3,099,894
BA Credit Card Trust,
Series 2014-A3, Class A
0.99%	01/15/20	[2]	6,525,000	6,532,294
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
1.06%	04/25/35	[2,3]	366,060	336,710
Bayview Commercial Asset Trust,
Series 2007-1, Class A1
0.98%	03/25/37	[2,3]	330,033	287,361
Bayview Commercial Asset Trust,
Series 2007-3, Class A1
1.00%	07/25/37	[2,3]	2,911,085	2,533,948
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
2.12%	02/25/35	[2]	3,070,000	3,034,805
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
1.72%	02/25/30	[2]	188,328	188,416
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
1.88%	10/27/36	[2]	5,075,000	4,881,125
Citibank Credit Card Issuance Trust,
Series 2008-A2, Class A2
1.91%	01/23/20	[2]	7,560,000	7,644,642
Dryden 37 Senior Loan Fund,
Series 2015-37A, Class A (Cayman Islands)
2.38%	04/15/27	[2,3,4]	9,280,000	9,303,107
Education Loan Asset-Backed Trust,
Series 2013-1, Class A2
1.56%	04/26/32	[2,3]	8,375,000	8,015,613
GCO Education Loan Funding Trust,
Series 2006-2AR, Class A1RN
1.41%	08/27/46	[2,3]	8,047,359	7,230,857
GCO Education Loan Funding Trust,
Series 2007-1A, Class A5L
1.00%	05/25/23	[2,3]	176,328	175,674
GE Business Loan Trust, Series 2005-1A,
Class A3
0.95%	06/15/33	[2,3]	843,381	776,867
Goal Capital Funding Trust, Series 2006-1,
Class B
1.38%	08/25/42	[2]	3,311,495	2,914,658
Honda Auto Receivables Owner Trust,
Series 2016-4, Class A2
1.04%	04/18/19		8,050,000	8,029,757
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73	[3]	4,684,573	4,716,702
Limerock CLO II Ltd., Series 2014-2A,
Class A (Cayman Islands)
2.38%	04/18/26	[2,3,4]	6,895,000	6,901,840

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Magnetite XII CLO Ltd., Series 2015-12A,
Class AR (Cayman Islands)
2.26%	04/15/27	[2,3,4]	$8,000,000	$8,000,542
National Collegiate Student Loan Trust,
Series 2007-2, Class A2
0.89%	06/26/28	[2]	1,837,431	1,813,816
Navient Student Loan Trust, Series 2014-8,
Class A2
1.20%	04/25/23	[2]	17,500,185	17,505,728
Nelnet Student Loan Trust, Series 2013-1A,
Class A
1.36%	06/25/41	[2,3]	4,084,295	4,044,560
Nelnet Student Loan Trust, Series 2014-5A,
Class A
1.31%	07/25/41	[2,3]	13,049,904	12,886,598
Northstar Education Finance, Inc.,
Series 2007-1, Class A1
0.99%	04/28/30	[2]	5,605,000	5,438,329
SLC Student Loan Trust I, Series 2002-2,
Class B2
2.14%	07/01/42	[2,3]	4,100,000	3,194,466
SLC Student Loan Trust, Series 2004-1,
Class B
1.19%	08/15/31	[2]	1,594,818	1,380,595
SLC Student Loan Trust, Series 2006-1,
Class A4
1.04%	12/15/21	[2]	6,766	6,758
SLC Student Loan Trust, Series 2007-1,
Class A4
0.97%	05/15/29	[2]	7,034,448	6,855,879
SLM Student Loan Trust, Series 2003-11,
Class A5
1.01%	12/15/22	[2,3]	2,184,422	2,178,322
SLM Student Loan Trust, Series 2003-12,
Class A5
1.24%	09/15/22	[2,3]	2,412,780	2,407,774
SLM Student Loan Trust, Series 2004-1,
Class A3
1.09%	04/25/23	[2]	60,063	59,992
SLM Student Loan Trust, Series 2004-10,
Class A6B
1.43%	04/27/26	[2,3]	17,630,000	17,555,465
SLM Student Loan Trust, Series 2004-2,
Class B
1.35%	07/25/39	[2]	1,917,407	1,662,781
SLM Student Loan Trust, Series 2004-5A,
Class A5
1.48%	10/25/23	[2,3]	2,959,027	2,961,553
SLM Student Loan Trust, Series 2004-8,
Class B
1.34%	01/25/40	[2]	706,807	630,829
SLM Student Loan Trust, Series 2005-10,
Class A4
0.99%	10/25/19	[2]	1,477,272	1,475,651

See accompanying notes to Schedule of Portfolio Investments.

36 / N-Q Report December 2016

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2005-4,
Class B
1.06%	07/25/40	[2]	$2,396,524	$2,068,375
SLM Student Loan Trust, Series 2005-5,
Class A3
0.98%	04/25/25	[2]	266,955	265,844
SLM Student Loan Trust, Series 2006-2,
Class A6
1.05%	01/25/41	[2]	6,000,000	5,641,632
SLM Student Loan Trust, Series 2006-4,
Class A5
0.98%	10/27/25	[2]	1,514,033	1,512,431
SLM Student Loan Trust, Series 2006-8,
Class A6
1.04%	01/25/41	[2]	6,000,000	5,390,905
SLM Student Loan Trust, Series 2007-6,
Class B
1.73%	04/27/43	[2]	848,009	748,307
SLM Student Loan Trust, Series 2008-2,
Class B
2.08%	01/25/29	[2]	1,095,000	957,592
SLM Student Loan Trust, Series 2008-3,
Class B
2.08%	04/25/29	[2]	1,095,000	974,604
SLM Student Loan Trust, Series 2008-4,
Class B
2.73%	04/25/29	[2]	1,095,000	1,016,128
SLM Student Loan Trust, Series 2008-5,
Class B
2.73%	07/25/29	[2]	1,095,000	1,023,534
SLM Student Loan Trust, Series 2008-6,
Class B
2.73%	07/25/29	[2]	1,095,000	1,020,798
SLM Student Loan Trust, Series 2008-7,
Class B
2.73%	07/25/29	[2]	1,095,000	1,021,216
SLM Student Loan Trust, Series 2008-8,
Class B
3.13%	10/25/29	[2]	1,095,000	1,052,932
SLM Student Loan Trust, Series 2008-9,
Class B
3.13%	10/25/29	[2]	1,095,000	1,072,419
SLM Student Loan Trust, Series 2011-1,
Class A1
1.28%	03/25/26	[2]	318,881	318,525
SLM Student Loan Trust, Series 2012-1,
Class A2
1.21%	11/25/20	[2]	481,218	481,204
SLM Student Loan Trust, Series 2012-5,
Class A2
1.06%	06/25/19	[2]	642,284	638,840
SLM Student Loan Trust, Series 2012-6,
Class A2
1.04%	09/25/19	[2]	162,179	162,140

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2012-7,
Class A2
1.04%	09/25/19	[2]	$6,051,381	$6,042,330
SLM Student Loan Trust, Series 2012-7,
Class A3
1.41%	05/26/26	[2]	4,410,000	4,224,172
SLM Student Loan Trust, Series 2013-1,
Class A2
1.01%	09/25/19	[2]	410,137	409,594
SLM Student Loan Trust, Series 2013-3,
Class A2
1.06%	05/26/20	[2]	3,233,145	3,228,681
SLM Student Loan Trust, Series 2013-4,
Class A
1.31%	06/25/27	[2]	5,185,216	5,047,086
SLM Student Loan Trust, Series 2013-5,
Class A2
1.16%	10/26/20	[2]	2,923,812	2,915,505
SLM Student Loan Trust, Series 2013-6,
Class A2
1.26%	02/25/21	[2]	3,561,758	3,564,288
SLM Student Loan Trust, Series 2014-1,
Class A3
1.36%	02/26/29	[2]	6,865,000	6,603,785
SLM Student Loan Trust, Series 2014-2,
Class A2
1.11%	10/25/21	[2]	2,873,801	2,862,890
Spirit Master Funding LLC,
Series 2014-1A, Class A1
5.05%	07/20/40	[3]	2,317,653	2,360,020
Toyota Auto Receivables Owner Trust,
Series 2016-D, Class A2A
1.06%	05/15/19		5,775,000	5,763,640

Total Asset-Backed Securities (Cost $235,929,995)				235,053,325

BANK LOANS — 0.59%*
Communications — 0.07%
Level 3 Financing, Inc., Term Loan B,
1st Lien
LIBOR plus 2.75%	05/31/22	[2]	2,000,000	2,027,080

Electric — 0.07%
Chief Power Finance LLC, Term Loan B,
1st Lien
LIBOR plus 4.75%	12/31/20	[2,5]	2,450,000	1,987,563

Finance — 0.16%
Delos Finance SARL, Term Loan B, 1st Lien
LIBOR plus 2.75%	02/27/21	[2]	4,896,507	4,938,470

Industrials — 0.26%
Johnson Controls International plc,
Senior Term Loan
LIBOR plus 1.50%	09/10/19	[2,5]	8,040,000	8,014,875

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 37

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Services — 0.03%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.88%	01/15/38	2,4,†	$935,406	$940,066

Total Bank Loans (Cost $18,277,777)				17,908,054

CORPORATES — 21.57%*
Banking — 5.07%
Bank of America Corp.
5.75%	12/01/17		14,370,000	14,888,455
6.00%	09/01/17		1,000,000	1,028,425
Bank of America Corp. (MTN)
5.65%	05/01/18		300,000	314,737
6.88%	04/25/18		9,885,000	10,503,287
8.63%	05/02/17	[2]	30,000	29,139
8.95%	05/18/17	[2]	30,000	29,025
9.52%	06/06/17	[2]	5,184,000	5,015,520
Bank of America N.A. (BKNT)
1.26%	06/15/17	[2]	2,500,000	2,498,800
5.30%	03/15/17		3,850,000	3,880,011
6.10%	06/15/17		7,100,000	7,248,296
Capital One Bank USA N.A. (BKNT)
2.15%	11/21/18		4,295,000	4,306,600
Capital One N.A.
2.35%	08/17/18		550,000	553,441
Discover Bank (BKNT)
3.10%	06/04/20		4,000,000	4,053,446
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[3,4]	6,220,000	6,558,268
JPMorgan Chase Bank N.A. (BKNT)
6.00%	10/01/17		26,265,000	27,108,028
PNC Bank N.A. (BKNT)
1.70%	12/07/18		7,680,000	7,668,265
Royal Bank of Scotland PLC
(United Kingdom)
6.40%	10/21/19	[4]	3,000,000	3,268,530
Santander UK Group Holdings PLC
(United Kingdom)
2.88%	08/05/21	[4]	13,000,000	12,878,008
UBS AG/Stamford CT (GMTN) (Switzerland)
1.70%	03/26/18	[2,4]	8,000,000	8,028,824
UBS AG/Stamford CT (Switzerland)
1.49%	06/01/17	[2,4]	5,000,000	5,006,700
Wachovia Corp. (MTN)
5.75%	02/01/18		12,000,000	12,502,733
Wells Fargo Bank N.A. (BKNT) (MTN)
1.65%	01/22/18		8,420,000	8,422,640

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Wells Fargo Bank N.A. (MTN)
2.15%	12/06/19		$7,715,000	$7,715,240

				153,506,418

Communications — 1.28%
AT&T, Inc.
2.38%	11/27/18		5,000,000	5,032,585
3.00%	06/30/22		4,464,000	4,385,764
3.40%	05/15/25		2,655,000	2,556,104
3.60%	02/17/23		3,700,000	3,720,822
5.50%	02/01/18		5,031,000	5,228,537
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22		3,415,000	3,557,108
DISH DBS Corp.
4.25%	04/01/18		800,000	822,296
Verizon Communications, Inc.
1.35%	06/09/17	[2]	4,585,000	4,590,612
1.76%	06/17/19	[2]	5,750,000	5,804,361
2.71%	09/14/18	[2]	2,950,000	3,017,334

				38,715,523

Consumer Discretionary — 0.36%
Anheuser-Busch InBev Finance, Inc.
1.90%	02/01/19		10,945,000	10,970,020

Electric — 1.83%
Entergy Gulf States Louisiana LLC
6.00%	05/01/18		5,000,000	5,274,075
Exelon Corp.
1.55%	06/09/17		4,986,000	4,985,875
FirstEnergy Corp., Series A
2.75%	03/15/18		6,000,000	6,052,797
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[3]	4,449	4,471
Homer City Generation LP (PIK)
8.14%	10/01/19	[5,6,7]	6,078,660	2,644,217
IPALCO Enterprises, Inc.
5.00%	05/01/18		3,426,000	3,544,507
Jersey Central Power & Light Co.
4.80%	06/15/18		1,500,000	1,550,892
7.35%	02/01/19		505,000	553,401
NextEra Energy Capital Holdings, Inc., Series F
2.06%	09/01/17		6,285,000	6,312,205
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		14,109,000	15,249,459
Public Service Co. of New Mexico
7.95%	05/15/18		4,352,000	4,726,080

See accompanying notes to Schedule of Portfolio Investments.

38 / N-Q Report December 2016

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Southern Co. (The)
1.30%	08/15/17		$2,410,000	$2,409,140
W3A Funding Corp.
8.09%	01/02/17		2,055,748	2,055,748

				55,362,867

Energy — 0.50%
Boardwalk Pipelines LP
5.50%	02/01/17		3,300,000	3,308,483
Columbia Pipeline Group, Inc.
2.45%	06/01/18		1,936,000	1,946,131
Energy Transfer Partners LP
2.50%	06/15/18		1,156,000	1,160,646
3.90%	11/01/66	[2]	2,809,000	2,210,332
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[3]	3,320,000	3,716,979
Panhandle Eastern Pipeline Co. LP
8.13%	06/01/19		1,000,000	1,103,402
Rockies Express Pipeline LLC
6.00%	01/15/19	[3]	1,500,000	1,586,250

				15,032,223

Finance — 4.59%
American Express Co.
7.00%	03/19/18		14,570,000	15,497,169
Bear Stearns Cos. LLC (The)
6.40%	10/02/17		10,000,000	10,360,600
Citigroup, Inc.
2.50%	09/26/18		10,000,000	10,097,050
6.13%	11/21/17		3,000,000	3,119,871
Ford Motor Credit Co. LLC
1.47%	09/08/17	[2]	1,440,000	1,440,549
1.95%	01/09/18	[2]	8,000,000	8,024,728
General Electric Corp. (MTN)
1.26%	05/05/26	[2]	5,180,000	5,019,582
General Motors Financial Co., Inc.
3.00%	09/25/17		11,000,000	11,095,997
Goldman Sachs Group, Inc. (GMTN) (The)
7.50%	02/15/19		1,195,000	1,325,409
Goldman Sachs Group, Inc. (The)
1.59%	05/22/17	[2]	3,000,000	3,005,250
1.90%	10/23/19	[2]	5,000,000	5,039,657
2.38%	01/22/18		1,000,000	1,005,889
2.88%	02/25/21		5,000,000	5,025,685
5.95%	01/18/18		9,625,000	10,029,308
6.15%	04/01/18		3,500,000	3,682,812
International Lease Finance Corp.
7.13%	09/01/18	[3]	3,816,000	4,114,125

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley
1.74%	01/05/18	[2]	$6,000,000	$6,024,054
Morgan Stanley (GMTN)
5.50%	01/26/20		2,805,000	3,035,737
5.50%	07/24/20		4,550,000	4,987,246
6.63%	04/01/18		8,000,000	8,462,760
Morgan Stanley (MTN)
5.63%	09/23/19		2,000,000	2,168,915
Protective Life Global Funding
1.72%	04/15/19	[3]	8,245,000	8,181,761
SL Green Realty Corp.
5.00%	08/15/18		8,000,000	8,273,932

				139,018,086

Food — 0.64%
Kraft Heinz Foods Co.
2.25%	06/05/17		4,485,000	4,496,733
6.13%	08/23/18		5,000,000	5,322,203
Mondelez International Holdings Netherlands BV (Netherlands)
1.63%	10/28/19	[3,4]	9,670,000	9,488,658

				19,307,594

Health Care — 3.55%
Abbott Laboratories
2.90%	11/30/21		7,820,000	7,808,340
AbbVie, Inc.
1.80%	05/14/18		2,230,000	2,232,420
2.30%	05/14/21		8,530,000	8,366,173
Actavis Funding SCS (Luxembourg)
2.35%	03/12/18	[4]	5,875,000	5,910,685
3.00%	03/12/20	[4]	4,825,000	4,889,932
3.45%	03/15/22	[4]	4,000,000	4,064,700
Aetna, Inc.
1.50%	11/15/17		9,195,000	9,189,593
1.75%	05/15/17		3,000,000	3,002,925
Amgen, Inc.
2.13%	05/15/17		5,451,000	5,469,277
3.63%	05/15/22		3,400,000	3,517,667
Baxalta, Inc.
2.00%	06/22/18		3,425,000	3,427,478
Catholic Health Initiatives
2.60%	08/01/18		13,000,000	13,122,167
Celgene Corp.
2.88%	08/15/20		5,000,000	5,061,595
Express Scripts Holding Co.
1.25%	06/02/17		3,820,000	3,815,720
HCA, Inc.
3.75%	03/15/19		1,000,000	1,030,000

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 39

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Providence Health & Services
Obligated Group
1.95%	10/01/17	[2]	$11,940,000	$11,961,094
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[4]	7,865,000	7,770,392
Tenet Healthcare Corp.
4.46%	06/15/20	[2]	1,600,000	1,620,000
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.40%	07/20/18	[4]	5,355,000	5,308,104

				107,568,262

Industrials — 0.32%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
3.96%	12/15/19	[2,3,4]	1,750,000	1,780,625
Metropolitan Life Global Funding I
1.35%	09/14/18	[3]	8,000,000	7,943,839

				9,724,464

Information Technology — 0.11%
Apple, Inc.
1.70%	02/22/19		3,255,000	3,260,963

Insurance — 0.59%
Metropolitan Life Global Funding I
1.88%	06/22/18	[3]	7,500,000	7,522,451
Nationwide Mutual Insurance Co.
3.25%	12/15/24	[2,3]	3,550,000	3,487,875
New York Life Global Funding
1.13%	03/01/17	[3]	7,000,000	7,001,935

				18,012,261

Real Estate Investment Trust (REIT) — 1.71%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		8,800,000	8,786,026
Boston Properties LP
5.63%	11/15/20		2,260,000	2,486,606
DDR Corp.
7.50%	04/01/17		1,835,000	1,860,398
Essex Portfolio LP
5.50%	03/15/17		6,820,000	6,874,806
Highwoods Realty LP
5.85%	03/15/17		830,000	837,059
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		4,935,000	4,946,410
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[3]	16,500,000	16,512,668

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Welltower, Inc.
2.25%	03/15/18		$3,000,000	$3,013,740
4.70%	09/15/17		6,291,000	6,427,219

				51,744,932

Retail — 0.56%
Walgreens Boots Alliance, Inc.
1.75%	05/30/18		17,060,000	17,075,252

Transportation — 0.46%
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		1,185,925	1,276,292
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		6,173,156	6,589,844
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		29,122	29,395
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	08/02/20		2,881,377	3,003,691
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	10/02/22		1,474,646	1,591,696
UAL Pass-Through Trust, Series 2009-2A, Class 2
9.75%	01/15/17		1,340,929	1,350,986

				13,841,904

Total Corporates (Cost $653,921,279)				653,140,769

MORTGAGE-BACKED — 33.70%**
Commercial Mortgage-Backed — 2.46%
Banc of America Re-REMIC Trust, Series 2010-UB5, Class A4A
5.74%	02/17/51	[2,3]	141,220	142,175
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4
5.71%	12/10/49	[2]	17,000,000	17,148,815
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
2.13%	09/10/45	[2,3,5]	24,267,975	1,537,561
Commercial Mortgage Trust, Series 2012-CR4, Class A2
1.80%	10/15/45		8,580,000	8,604,263
GE Business Loan Trust, Series 2006-2A,
Class A
0.51%	11/15/34	[2,3]	3,164,671	2,991,390

See accompanying notes to Schedule of Portfolio Investments.

40 / N-Q Report December 2016

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2006-LDP9,
Class A3S
5.24%	05/15/47	[3]	$1,302,976	$1,299,808
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2006-LDP9,
Class A3SF
0.86%	05/15/47	[2]	7,048,712	7,027,330
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class A4
5.69%	04/15/49	[2]	4,449,790	4,467,900
Morgan Stanley Capital I Trust,
Series 2007-T25, Class AM
5.54%	11/12/49	[2]	4,498,174	4,498,285
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4
5.51%	04/15/47		9,045,092	9,063,179
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3
5.71%	06/15/49	[2]	17,561,042	17,669,137

				74,449,843

Non-Agency Mortgage-Backed — 15.55%
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.98%	02/25/37	[2]	12,000,000	10,192,510
ACE Securities Corp. Home Equity Loan Trust, Series 2006-NC1, Class A1
0.98%	12/25/35	[2]	7,477,552	7,473,735
ACE Securities Corp., Series 2005-HE6,
Class A1
1.02%	10/25/35	[2]	257,612	257,642
Aegis Asset-Backed Securities Trust, Series 2005-5, Class 2A
1.01%	12/25/35	[2]	9,295,665	9,161,111
Ameriquest Mortgage Securities, Inc.,
Series 2005-R5, Class M1
1.19%	07/25/35	[2]	141,713	142,114
Ameriquest Mortgage Securities, Inc.,
Series 2006-R2, Class A1
0.93%	04/25/36	[2]	11,189,131	11,263,453
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A5 (STEP)
7.32%	10/25/27		17,675	18,558
Argent Securities, Inc., Series 2005-W2,
Class A1
1.02%	10/25/35	[2]	10,821,420	10,780,740
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50%	10/25/33		12,780,941	13,211,310
Banc of America Funding Trust,
Series 2015-R2, Class 9A1
0.97%	03/25/37	[2,3]	10,128,981	9,820,225

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust,
Series 2015-R3, Class 8A1
0.91%	06/28/36	[2,3]	$6,990,700	$6,747,237
Banc of America Funding Trust,
Series 2015-R4, Class 3A1
0.90%	07/25/36	[2,3]	10,092,974	9,693,304
BCAP LLC Trust, Series 2007-AA1,
Class 1A2
0.92%	02/25/47	[2]	1,906,689	1,887,495
BCAP LLC Trust, Series 2008-IND2,
Class A1
2.41%	04/25/38	[2]	12,357,184	12,207,597
BCAP LLC Trust, Series 2012-R11,
Class 11A1
3.00%	09/26/36	[2,3]	2,736,732	2,730,313
BCAP LLC Trust, Series 2012-RR11,
Class 1A1
0.76%	01/26/37	[2,3]	5,066,888	5,043,866
BCAP LLC Trust, Series 2013-RR2,
Class 5A1
3.03%	03/26/36	[2,3]	2,437,827	2,445,066
BCAP LLC Trust, Series 2013-RR5,
Class 2A1
2.52%	03/26/37	[2,3]	9,363,122	9,360,848
Bear Stearns ARM Trust, Series 2004-3, Class 4A
3.23%	07/25/34	[2]	4,257,199	4,243,819
Bear Stearns ARM Trust, Series 2005-2, Class A1
2.92%	03/25/35	[2]	3,749,884	3,777,317
Bear Stearns Asset-Backed Securities Trust,
Series 2004-BO1, Class M3
1.81%	10/25/34	[2]	7,255,299	7,274,491
Bear Stearns Asset-Backed Securities Trust,
Series 2005-SD1, Class 1A3
1.16%	08/25/43	[2]	328,659	326,675
Chase Funding Trust,
Series 2002-2, Class 2M1
1.66%	02/25/32	[2]	245,179	238,547
Chase Funding Trust,
Series 2007-A1, Class 8A1
3.23%	02/25/37	[2]	13,984,132	14,163,632
Chase Funding Trust,
Series 2007-A2, Class 2A3
3.18%	07/25/37	[2]	2,788,554	2,820,581
Chevy Chase Mortgage Funding Corp.,
Series 2005-2A, Class A1
0.77%	05/25/36	[2,3]	1,375,378	1,241,787
CIM Trust, Series 2015-3AG, Class A1
2.37%	10/25/57	[2,3]	10,689,723	10,741,244
CIM Trust, Series 2015-4AG, Class A1
2.62%	10/25/57	[2,3]	13,646,209	13,640,659

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 41

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.77%	02/25/34	[2]	$193,275	$189,363
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH2, Class A3
0.94%	03/25/37	[2]	139,390	139,217
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH4, Class A2C
2.06%	07/25/37	[2]	90,000	81,383
Conseco Finance Securitizations Corp.,
Series 2001-4, Class A4
7.36%	09/01/33		2,428,929	2,588,545
Conseco Financial Corp., Series 1997-2,
Class A7
7.62%	06/15/28	[2]	275,420	275,644
Conseco Financial Corp., Series 1997-3,
Class A7
7.64%	03/15/28	[2]	394,759	409,160
Conseco Financial Corp., Series 1997-7,
Class A9
0.08%	07/15/29	[2]	985,247	1,000,751
Conseco Financial Corp., Series 1998-2,
Class A5
6.24%	12/01/28	[2]	8,542	8,915
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-14,
Class 4A1
2.81%	08/25/34	[2]	16,081	15,532
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR1,
Class 5A1
3.02%	02/25/34	[2]	3,355,422	3,346,954
Credit Suisse Mortgage Trust,
Series 2013-7R, Class 5A1
0.84%	07/26/36	[2,3]	2,763,386	2,568,341
Credit Suisse Mortgage Trust,
Series 2014-9R, Class 8A1
0.75%	10/27/36	[2,3]	2,464,721	2,404,568
Credit-Based Asset Servicing and
Securitization LLC, Series 2005-CB7,
Class AF3 (STEP)
3.98%	11/25/35		1,106,662	1,132,177
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB1,
Class AF2 (STEP)
3.40%	01/25/36		2,437,013	1,789,016
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB5,
Class A1
0.64%	04/25/37	[2]	3,567,897	2,546,971
DSLA Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A
0.95%	03/19/45	[2]	1,620,288	1,431,868

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Encore Credit Receivables Trust,
Series 2005-2, Class M2
1.45%	11/25/35	[2]	$7,152,380	$7,239,234
FBR Securitization Trust, Series 2005-02,
Class M1
1.30%	09/25/35	[2]	9,467,843	9,419,858
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.76%	09/25/34	[2]	14,172	13,837
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 2A2
2.82%	02/25/35	[2]	1,677,723	1,670,755
GE Business Loan Trust, Series 2007-1A,
Class A
0.87%	04/16/35	[2,3]	1,996,397	1,861,806
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
1.20%	06/25/30	[2]	282,038	277,407
GSAA Home Equity Trust, Series 2005-9,
Class 1A1
1.04%	08/25/35	[2]	3,079,898	2,971,159
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 2A1
3.36%	11/25/35	[2]	1,129,508	1,117,127
GSR Mortgage Loan Trust,
Series 2006-OA1, Class 2A1
0.95%	08/25/46	[2]	1,922,203	1,899,235
Home Equity Asset Trust, Series 2006-4,
Class 2A3
0.93%	08/25/36	[2]	2,981,275	2,980,863
HSBC Home Equity Loan Trust,
Series 2007-1, Class AS
0.76%	03/20/36	[2]	2,352,808	2,354,131
Impac CMB Trust, Series 2005-5,
Class A1
1.40%	08/25/35	[2]	2,651,551	2,344,963
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
1.54%	12/25/34	[2]	366,297	303,262
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
1.56%	11/25/34	[2]	1,206,262	1,023,427
IndyMac Manufactured Housing Contract,
Series 1998-1, Class A4
6.49%	09/25/28		659,708	690,417
JPMorgan Mortgage Acquisition Corp.,
Series 2005-FRE1, Class A2F3 (STEP)
3.30%	10/25/35		2,313,764	2,299,786
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
1.04%	03/25/47	[2]	50,000	29,151

See accompanying notes to Schedule of Portfolio Investments.

42 / N-Q Report December 2016

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2007-A1, Class 1A1
3.22%	07/25/35	[2]	$2,305,420	$2,356,915
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
3.18%	07/25/35	[2]	530,158	538,180
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		1,391,350	1,420,882
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		1,153,558	1,189,010
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class AIOC (IO)
0.55%	04/15/40	[2,5]	158,624,268	3,035,283
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
3.36%	01/25/34	[2]	19,634	19,108
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
3.25%	01/25/34	[2]	50,934	51,451
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
3.04%	11/21/34	[2]	1,994,193	2,040,865
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
2.63%	04/25/34	[2]	271,780	261,898
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
1.63%	06/25/34	[2]	32,322	29,603
MASTR Alternative Loan Trust,
Series 2003-1, Class 1A1
6.25%	12/25/32		4,009,223	4,160,891
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1
5.50%	07/25/33		6,527,427	7,122,001
MASTR Alternative Loan Trust,
Series 2003-9, Class 4A1
5.25%	11/25/33		7,428,296	7,709,123
MASTR Alternative Loan Trust,
Series 2004-7, Class 1A1
5.50%	07/25/34		6,847,599	7,086,562
MASTR Asset-Backed Securities Trust, Series 2006-AB1, Class A2
0.99%	02/25/36	[2]	1,945,784	1,946,592
MASTR Seasoned Securities Trust,
Series 2004-1, Class 4A1
3.05%	10/25/32	[2]	318,847	319,771
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A3C
1.76%	08/25/34	[2]	1,319,309	1,254,258

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1
1.39%	05/25/36	[2]	$664,991	$664,713
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.94%	06/25/37	[2]	14,271,954	9,980,179
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
2.86%	08/25/34	[2]	2,249,541	2,281,422
Merrill Lynch Mortgage Investors Trust, Series 2006-F1, Class 1A2
6.00%	04/25/36		2,690,146	2,386,284
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		1,404,495	1,607,100
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[3]	6,127,606	6,586,065
Morgan Stanley Capital I Trust,
Series 2004-NC7, Class M2
1.69%	07/25/34	[2]	6,542,352	6,452,383
Morgan Stanley Capital I Trust,
Series 2005-NC2, Class M2
1.39%	03/25/35	[2]	2,839,661	2,841,338
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A
1.66%	07/25/34	[2]	653,982	641,920
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 3A
1.83%	03/26/37	[2,3]	4,591,873	4,561,581
MortgageIT Trust, Series 2005-3, Class A1
1.06%	08/25/35	[2]	604,112	573,166
MortgageIT Trust, Series 2005-4, Class A1
1.04%	10/25/35	[2]	9,756,316	9,029,411
New Century Home Equity Loan Trust, Series 2005-3, Class M2
1.25%	07/25/35	[2]	14,207,982	14,049,725
New Century Home Equity Loan Trust, Series 2005-D, Class A1
0.98%	02/25/36	[2]	16,348,286	15,999,542
Nomura Resecuritization Trust,
Series 2013-1R, Class 3A1
0.74%	10/26/36	[2,3]	1,020,525	1,017,923
Nomura Resecuritization Trust,
Series 2014-1R, Class 1A1
0.74%	10/25/36	[2,3]	3,491,341	3,418,222
Nomura Resecuritization Trust,
Series 2014-1R, Class 3A1
0.30%	07/26/36	[2,3]	2,496,912	2,488,009
Nomura Resecuritization Trust,
Series 2014-1R, Class 4A1
1.05%	01/25/37	[2,3]	2,678,084	2,647,152

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 43

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Nomura Resecuritization Trust,
Series 2016-2R, Class 1A1
3.06%	01/26/36	[2,3]	$6,524,943	$6,603,730
Option One Mortgage Loan Trust,
Series 2005-1, Class A4
1.56%	02/25/35	[2]	1,988,579	1,981,922
Park Place Securities, Inc.,
Series 2004-WCW2, Class M2
1.73%	10/25/34	[2]	12,328,427	12,471,143
Park Place Securities, Inc.,
Series 2004-WHQ2, Class M2
1.70%	02/25/35	[2]	1,478,629	1,485,199
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1
1.21%	09/25/35	[2]	9,081,390	9,047,639
Park Place Securities, Inc.,
Series 2005-WCW2, Class M1
1.26%	07/25/35	[2]	15,094,874	15,053,960
Park Place Securities, Inc.,
Series 2005-WCW3, Class A1B
1.06%	08/25/35	[2]	401,051	401,974
Park Place Securities, Inc.,
Series 2005-WHG4, Class A2D
1.13%	09/25/35	[2]	5,133,345	5,116,258
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.43%	03/25/35	[2]	7,077,713	4,973,686
Residential Asset Mortgage Products Trust, Series 2004-SL4, Class A3
6.50%	07/25/32		559,205	567,061
Residential Asset Mortgage Products Trust, Series 2005-SL1, Class A5
6.50%	05/25/32		1,469,584	1,413,435
Residential Asset Securities Trust,
Series 2005-KS11, Class AI4
1.07%	12/25/35	[2]	2,821,362	2,819,305
Soundview Home Loan Trust,
Series 2006-WF2, Class A2C
0.90%	12/25/36	[2]	518,775	518,553
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 6A
3.44%	11/25/34	[2]	7,039,859	7,008,135
Structured Asset Investment Loan Trust, Series 2005-8, Class A4
1.12%	10/25/35	[2]	6,822,220	6,788,559
Structured Asset Securities Corp.,
Series 2003-26A, Class 3A5
2.97%	09/25/33	[2]	1,400,732	1,376,593
Terwin Mortgage Trust, Series 2004-7HE, Class A1
1.31%	07/25/34	[2,3]	115,413	111,507

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.98%	01/25/33	[2]	$150,149	$143,675
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
2.83%	01/25/35	[2]	1,223,792	1,226,155
WaMu Mortgage Pass-Through Certificates, Series 2004-CB2, Class 2A
5.50%	07/25/34		7,500,286	8,146,198
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
1.05%	10/25/45	[2]	4,021,735	3,876,674
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
1.09%	01/25/45	[2]	632,138	612,231
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Q, Class 1A1
3.00%	09/25/34	[2]	2,191,863	2,300,433
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
3.01%	06/25/35	[2]	7,174,601	7,450,750
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR9, Class 1A1
3.05%	05/25/35	[2]	188,700	193,025
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A5
3.00%	03/25/36	[2]	1,870,294	1,827,959

				470,614,986

U.S. Agency Mortgage-Backed — 15.69%
Fannie Mae Multifamily REMIC Trust,
Series 2015-M12, Class FA
0.87%	04/25/20	[2]	20,877,579	20,835,666
Fannie Mae Pool 467572
3.80%	04/01/18		24,588,960	25,068,286
Fannie Mae Pool 555284
7.50%	10/01/17		372	376
Fannie Mae Pool 567002
8.00%	05/01/23		36,833	40,706
Fannie Mae Pool 735861
6.50%	09/01/33		20,290	23,207
Fannie Mae Pool 770900
2.69%	04/01/34	[2]	373,463	385,167
Fannie Mae Pool 995182
5.50%	06/01/20		1,217,764	1,252,104
Fannie Mae Pool AD0538
6.00%	05/01/24		801,334	873,032
Fannie Mae Pool AE0083
6.00%	01/01/40		1,821,676	2,091,062
Fannie Mae Pool AL0851
6.00%	10/01/40		2,269,469	2,573,683

See accompanying notes to Schedule of Portfolio Investments.

44 / N-Q Report December 2016

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool FN0002
3.19%	12/01/17		$2,827,797	$2,848,292
Fannie Mae REMICS, Series 1997-76,
Class FS
1.19%	09/17/27	[2]	23,000	22,602
Fannie Mae REMICS, Series 2001-60,
Class OF
1.71%	10/25/31	[2]	1,226,756	1,249,941
Fannie Mae REMICS, Series 2003-130,
Class HF
1.21%	12/25/33	[2]	1,788,097	1,796,749
Fannie Mae REMICS, Series 2003-134,
Class FC
1.36%	12/25/32	[2]	7,798,186	7,850,036
Fannie Mae REMICS, Series 2005-57,
Class EG
1.06%	03/25/35	[2]	4,417,101	4,424,399
Fannie Mae REMICS, Series 2005-59,
Class NF
1.01%	05/25/35	[2]	4,258,612	4,230,704
Fannie Mae REMICS, Series 2007-61,
Class A
1.04%	03/25/37	[2]	2,562,741	2,573,271
Fannie Mae REMICS, Series 2007-64,
Class FA
1.23%	07/25/37	[2]	759,456	766,598
Fannie Mae REMICS, Series 2009-111,
Class DA
5.00%	12/25/39		1,420,419	1,510,237
Fannie Mae REMICS, Series 2009-33,
Class FB
1.58%	03/25/37	[2]	3,716,805	3,774,754
Fannie Mae REMICS, Series 2009-85,
Class LF
1.96%	10/25/49	[2]	4,462,949	4,545,309
Fannie Mae REMICS, Series 2009-96,
Class FA
1.66%	11/25/49	[2]	3,832,799	3,913,829
Fannie Mae REMICS, Series 2010-109,
Class PF
1.16%	10/25/40	[2]	2,255,693	2,259,306
Fannie Mae REMICS, Series 2010-26,
Class S (IO)
5.47%	11/25/36	[2]	13,059,288	2,130,907
Fannie Mae REMICS, Series 2010-39,
Class FE
1.53%	06/25/37	[2]	7,158,137	7,252,785
Fannie Mae REMICS, Series 2010-43,
Class DP
5.00%	05/25/40		1,905,790	2,067,000

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2010-6,
Class BF
1.52%	02/25/40	[2]	$2,799,931	$2,840,090
Fannie Mae REMICS, Series 2010-95,
Class S (IO)
5.84%	09/25/40	[2]	9,137,846	1,840,944
Fannie Mae REMICS, Series 2011-118,
Class FB
1.21%	11/25/41	[2]	12,893,437	12,924,348
Fannie Mae REMICS, Series 2011-71,
Class FB
1.26%	05/25/37	[2]	5,551,111	5,599,347
Fannie Mae REMICS, Series 2012-33,
Class F
1.28%	04/25/42	[2]	9,812,147	9,843,188
Fannie Mae REMICS, Series 2013-54,
Class HF
0.96%	10/25/41	[2]	10,853,836	10,787,030
Fannie Mae REMICS, Series 2013-75,
Class FC
1.01%	07/25/42	[2]	8,822,894	8,739,728
Fannie Mae REMICS, Series G92-10,
Class Z
7.75%	01/25/22		962	1,037
Fannie Mae-Aces, Series 2012-M8,
Class ASQ2
1.52%	12/25/19		4,522,417	4,521,133
Fannie Mae-Aces, Series 2013-M11,
Class A
1.50%	01/25/18		1,133,995	1,135,854
Fannie Mae-Aces, Series 2013-M4,
Class ASQ2
1.45%	02/25/18		12,373,787	12,377,454
Fannie Mae-Aces, Series 2014-M6,
Class FA
0.91%	12/25/17	[2]	2,299,412	2,300,615
Fannie Mae-Aces, Series 2015-M10,
Class FA
0.78%	03/25/19	[2]	15,769,658	15,785,229
Freddie Mac Gold Pool A45796
7.00%	01/01/33		8,443	9,523
Freddie Mac Gold Pool C46104
6.50%	09/01/29		11,535	13,038
Freddie Mac Gold Pool G13032
6.00%	09/01/22		1,225,664	1,312,665
Freddie Mac Gold Pool G13475
6.00%	01/01/24		153,369	164,441
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K006,
Class A1
3.40%	07/25/19		4,069,958	4,166,132

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 45

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K007,
Class A2
4.22%	03/25/20		$14,430,000	$15,390,011
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K033,
Class A1
2.87%	02/25/23		13,786,858	14,161,988
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF09,
Class A
0.91%	05/25/22	[2]	11,790,608	11,799,326
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS02,
Class A
1.00%	08/25/23	[2]	14,262,510	14,284,835
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS03,
Class A4
4.19%	08/25/19		17,405,000	18,418,044
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KSCT,
Class A1
3.19%	12/25/19		4,623,240	4,731,092
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KIR1,
Class A1
2.45%	03/25/26		23,783,498	23,870,578
Freddie Mac REMICS, Series 2174,
Class PN
6.00%	07/15/29		720,721	799,470
Freddie Mac REMICS, Series 2454,
Class FQ
1.70%	06/15/31	[2]	11,199	11,543
Freddie Mac REMICS, Series 2733,
Class FB
1.30%	10/15/33	[2]	5,263,068	5,302,904
Freddie Mac REMICS, Series 3071,
Class TF
1.00%	04/15/35	[2]	5,608,820	5,603,658
Freddie Mac REMICS, Series 3084,
Class FN
1.20%	12/15/34	[2]	5,009,441	5,045,627
Freddie Mac REMICS, Series 3294,
Class CB
5.50%	03/15/37		462,144	512,760
Freddie Mac REMICS, Series 3300,
Class FA
1.00%	08/15/35	[2]	1,416,104	1,412,642
Freddie Mac REMICS, Series 3325,
Class NF
1.00%	08/15/35	[2]	3,651,915	3,642,988

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3346,
Class FA
0.93%	02/15/19	[2]	$2,632,869	$2,634,578
Freddie Mac REMICS, Series 3524,
Class FC
1.64%	06/15/38	[2]	1,563,041	1,598,971
Freddie Mac REMICS, Series 3531,
Class FM
1.60%	05/15/39	[2]	2,144,623	2,173,670
Freddie Mac REMICS, Series 3672,
Class A
6.00%	05/15/40		301,679	319,201
Freddie Mac REMICS, Series 3792,
Class DF
1.10%	11/15/40	[2]	2,817,061	2,821,342
Freddie Mac REMICS, Series 3824,
Class FA
0.85%	03/15/26	[2]	2,301,812	2,300,626
Freddie Mac REMICS, Series 3828,
Class TF
1.10%	04/15/29	[2]	846,882	849,223
Freddie Mac REMICS, Series 4060,
Class FJ
1.05%	02/15/41	[2]	10,116,936	10,065,531
Freddie Mac REMICS, Series 4109,
Class KF
1.10%	05/15/32	[2]	7,815,441	7,815,522
Freddie Mac REMICS, Series 4235,
Class FA
1.05%	01/15/34	[2]	7,591,186	7,595,692
Freddie Mac Strips, Series 240, Class F30
1.00%	07/15/36	[2]	4,168,879	4,149,038
Freddie Mac Strips, Series 263, Class F5
1.20%	06/15/42	[2]	5,094,186	5,092,803
Freddie Mac Strips, Series 319, Class F2
1.20%	11/15/43	[2]	23,386,096	23,252,330
Ginnie Mae I Pool 422972
6.50%	07/15/29		23,148	26,454
Ginnie Mae II Pool 1849
8.50%	08/20/24		449	468
Ginnie Mae II Pool 2020
8.50%	06/20/25		1,349	1,505
Ginnie Mae II Pool 2286
8.50%	09/20/26		1,490	1,684
Ginnie Mae II Pool 2487
8.50%	09/20/27		12,651	14,292
Ginnie Mae II Pool 80059
2.13%	04/20/27	[2]	24,513	25,308
Ginnie Mae II Pool 80589
2.00%	03/20/32	[2]	40,507	40,783

See accompanying notes to Schedule of Portfolio Investments.

46 / N-Q Report December 2016

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80610
2.13%	06/20/32	[2]	$15,718	$16,292
Ginnie Mae II Pool 80968
2.13%	07/20/34	[2]	489,494	504,262
Ginnie Mae II Pool 81201
2.50%	01/20/35	[2]	13,443	14,088
Ginnie Mae II Pool 8599
3.00%	02/20/25	[2]	20,161	20,887
Ginnie Mae, Series 2003-11, Class FK
1.01%	02/16/33	[2]	1,753,491	1,760,072
Ginnie Mae, Series 2004-5, Class PF
1.29%	02/20/33	[2]	1,309,848	1,312,304
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39	[2]	3,522,410	3,563,138
Ginnie Mae, Series 2007-12, Class C
5.28%	04/16/41	[2]	2,279,192	2,311,156
Ginnie Mae, Series 2009-106, Class XI (IO)
6.06%	05/20/37	[2]	7,891,556	1,451,871
Ginnie Mae, Series 2012-13, Class KF
1.04%	07/20/38	[2]	2,338,892	2,337,492
Ginnie Mae, Series 2013-53, Class AD
1.50%	12/20/26		4,838,964	4,737,875
NCUA Guaranteed Notes, Series 2010-R1,
Class A1
1.10%	10/07/20	[2]	7,776,075	7,786,759
NCUA Guaranteed Notes, Series 2010-R2,
Class 1A
1.02%	11/06/17	[2]	7,951,673	7,952,863
NCUA Guaranteed Notes, Series 2010-R3,
Class 1A
0.76%	12/08/20	[2]	10,504,198	10,536,000
NCUA Guaranteed Notes, Series 2010-R3,
Class 2A
1.21%	12/08/20	[2]	4,838,148	4,862,487
NCUA Guaranteed Notes, Series 2011-C1,
Class 2A
1.18%	03/09/21	[2]	13,616,136	13,589,341
NCUA Guaranteed Notes, Series 2011-R1,
Class 1A
1.10%	01/08/20	[2]	5,752,056	5,764,683
NCUA Guaranteed Notes, Series 2011-R2,
Class 1A
1.05%	02/06/20	[2]	5,802,391	5,804,318
NCUA Guaranteed Notes, Series 2011-R3,
Class 1A
0.60%	03/11/20	[2]	3,049,582	3,052,115

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.58%	03/06/20	[2]	$1,268,587	$1,269,003

				475,135,297

Total Mortgage-Backed (Cost $1,012,633,542)				1,020,200,126

MUNICIPAL BONDS — 0.35%*
California — 0.35%
State of California, Taxable, Various Purpose
6.20%	03/01/19		600,000	655,884
University of California, Floating Rate Notes, Series Y, Class 1
1.27%	07/01/41	[2]	10,000,000	10,000,200

				10,656,084

Total Municipal Bonds (Cost $10,648,737)				10,656,084

U.S. TREASURY SECURITIES — 27.25%
U.S. Treasury Notes — 27.25%
U.S. Treasury Notes
0.75%	02/28/18		177,265,000	176,825,303
0.75%	10/31/18		123,525,000	122,654,025
0.75%	08/15/19		224,590,000	221,168,596
1.50%	12/31/18		137,725,000	138,548,182
1.50%	01/31/19		98,075,000	98,622,847
1.75%	11/30/21		63,130,000	62,673,719
2.00%	12/31/21		4,395,000	4,411,569

Total U.S. Treasury Securities (Cost $828,727,329)				824,904,241

Total Bonds – 91.23% (Cost $2,760,138,659)				2,761,862,599

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 47

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Notional Amount (000’s)	Value
PURCHASED SWAPTIONS — 0.00%
Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 6.00% annually; Option Expiration Date of 12/24/23. Counterparty: Goldman Sachs Group, Inc.
	30,000	$128,298

Total Purchased Swaptions
(Cost $939,000)

Issues	Maturity Date		Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS — 8.22%
Commercial Paper — 0.17%
Kraft Heinz Foods Co.
1.60%[8]	06/30/17		$5,274,000	5,274,636

Foreign Government Obligations — 4.85%
Japan Treasury Discount Bill, Series 636 (Japan)
0.00%[8]	01/10/17	[4]	4,000,000,000	34,296,258
Japan Treasury Discount Bill, Series 639
(Japan)
0.00%[8]	01/23/17	[4]	4,830,000,000	41,416,665
Japan Treasury Discount Bill, Series 647 (Japan)
0.00%[8]	02/27/17	[4]	4,800,000,000	41,171,930
Japan Treasury Discount Bill, Series 649 (Japan)
0.00%[8]	03/13/17	[4]	3,500,000,000	30,027,050

				146,911,903

Money Market Funds — 1.49%
Dreyfus Government Cash Management Fund
0.45%[9]			4,618,000	4,618,000
Fidelity Investments Money Market Funds - Government Portfolio
0.39%[9,10]			127	127
Morgan Stanley Institutional Liquidity Fund
0.44%[9]			40,461,000	40,461,000

				45,079,127

U.S. Treasury Bills — 1.71%
U.S. Treasury Bills
0.38%[8]	01/19/17		50,000,000	49,990,887
0.48%[8]	04/06/17	[11]	1,670,000	1,667,749

				51,658,636

Total Short-Term Investments
(Cost $262,533,530)				248,924,302

Value
Total Investments – 99.45%
(Cost $3,023,611,189)[1]	$3,010,915,199

Cash and Other Assets, Less

Liabilities – 0.55%	16,561,261

Net Assets – 100.00%	$3,027,476,460

Currency Purchased	Currency Sold	Unrealized Appreciation/ (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 01/10/17 at 116.56
Counterparty: Bank of America
USD $39,580,643	JPY 4,000,000,000	$ 5,263,774
Forward currency contract to sell Japanese Yen on 01/23/17 at 116.47
Counterparty: Bank of America
USD $46,713,818	JPY 4,830,000,000	5,244,980
Forward currency contract to sell Japanese Yen on 02/27/17 at 116.29
Counterparty: JPMorgan Securities LLC
USD $44,132,453	JPY 4,800,000,000	2,857,137
Forward currency contract to sell Japanese Yen on 03/13/17 at 116.20
Counterparty: Bank of America
USD $30,714,444	JPY 3,500,000,000	595,139

Net unrealized (depreciation)		$13,961,030

Contracts	Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
2,532 U.S. Treasury Two Year Note,
Expiration March 2017	$(182,994)

Net unrealized depreciation	$(182,994)

Issues	Notional Amount (000’s)	Premiums (Received)	Value
WRITTEN SWAPTIONS

Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a fixed rate of 7.50% in exchange for receiving from the Fund a floating rate based on 3 month USD LIBOR; Option Expiration Date of 12/24/23. Counterparty: Goldman Sachs Group, Inc.

	$(30,000)	$(540,000)	$(64,281)

Total Written Swaptions		$(540,000)	$(64,281)

Notes:

[1]	Cost for federal income tax purposes is $3,012,170,074 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$34,205,248
Gross unrealized (depreciation)	(35,460,123)

Net unrealized (depreciation)	$(1,254,875)

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2016.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to Schedule of Portfolio Investments.

48 / N-Q Report December 2016

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $17,219,499, which is 0.57% of total net assets.
[6]	Security is currently in default with regard to scheduled interest or principal payments.

[7]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.
[8]	Represents annualized yield at date of purchase.

[9]	Represents the current yield as of December 31, 2016.

[10]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $127.

[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $1,667,729.

†	Fair valued security. The aggregate value of fair valued securities is $940,066, which is 0.03% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.
*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 49

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BONDS – 88.61%
ASSET-BACKED SECURITIES — 11.61%**
Bayview Commercial Asset Trust, Series 2004-3, Class A1
1.13%	01/25/35[2,3]	$271,948	$251,085
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.99%	12/25/36[2,3]	839,544	730,168
Bayview Commercial Asset Trust, Series 2007-3, Class A1
1.00%	07/25/37[2,3]	379,236	330,105
CIT Education Loan Trust, Series 2007-1, Class A
1.09%	03/25/42[2,3]	1,201,123	1,122,393
Crystal River, Series 2005-1A, Class A (Cayman Islands)
1.29%	03/02/462,3,4,5,†	470,845	48,261
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
2.38%	04/15/27[2,3,5]	420,000	421,046
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
1.56%	04/26/32[2,3]	645,000	617,322
GE Business Loan Trust, Series 2005-1A, Class A3
0.95%	06/15/33[2,3]	338,255	311,578
GE Business Loan Trust, Series 2005-2A, Class A
0.94%	11/15/33[2,3]	310,249	296,713
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29[3,5]	231,292	217,626
Higher Education Funding, Series 2014-1, Class A
1.98%	05/25/34[2,3]	454,562	438,765
LEAF Receivables Funding 9 LLC, Series 2013-1, Class E2
6.00%	09/15/21[3]	520,000	521,456
Limerock CLO II Ltd., Series 2014-2A, Class A (Cayman Islands)
2.38%	04/18/26[2,3,5]	200,000	200,198
Magnetite XII CLO Ltd., Series 2015-12A, Class AR (Cayman Islands)
2.26%	04/15/27[2,3,5]	420,000	420,028
National Collegiate Student Loan Trust, Series 2007-2, Class A2
0.89%	06/26/28[2]	192,401	189,928
Navient Student Loan Trust, Series 2016-2, Class A3
2.26%	06/25/65[2,3]	400,000	411,972
Nelnet Student Loan Trust, Series 2014-4A, Class A2
1.71%	11/25/43[2,3]	500,000	464,867
Panthera Aviation, Series 2013-1
10.00%	01/25/222,3,4,†	338,214	213,075

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Scholar Funding Trust, Series 2012-B, Class A2
1.86%	03/28/46[2,3]	$1,000,000	$977,003
SLC Student Loan Trust, Series 2004-1, Class B
1.19%	08/15/31[2]	252,562	218,637
SLC Student Loan Trust, Series 2005-2, Class B
1.24%	03/15/40[2]	379,659	319,752
SLC Student Loan Trust, Series 2005-3, Class B
1.21%	06/15/40[2]	204,943	172,995
SLC Student Loan Trust, Series 2006-2, Class B
1.19%	12/15/39[2]	466,850	391,900
SLM Student Loan Trust, Series 2004-2, Class B
1.35%	07/25/39[2]	466,843	404,847
SLM Student Loan Trust, Series 2005-4, Class B
1.06%	07/25/40[2]	283,799	244,939
SLM Student Loan Trust, Series 2005-9, Class B
1.18%	01/25/41[2]	343,412	294,422
SLM Student Loan Trust, Series 2006-2, Class A6
1.05%	01/25/41[2]	1,200,000	1,128,326
SLM Student Loan Trust, Series 2007-6, Class B
1.73%	04/27/43[2]	263,309	232,351
SLM Student Loan Trust, Series 2007-7, Class B
1.63%	10/25/28[2]	215,000	175,724
SLM Student Loan Trust, Series 2007-8, Class B
1.88%	04/27/43[2]	312,317	274,912
SLM Student Loan Trust, Series 2008-2, Class B
2.08%	01/25/29[2]	340,000	297,334
SLM Student Loan Trust, Series 2008-3, Class B
2.08%	04/25/29[2]	340,000	302,617
SLM Student Loan Trust, Series 2008-4, Class B
2.73%	04/25/29[2]	340,000	315,510
SLM Student Loan Trust, Series 2008-5, Class B
2.73%	07/25/29[2]	235,000	219,662
SLM Student Loan Trust, Series 2008-6, Class B
2.73%	07/25/29[2]	340,000	316,960
SLM Student Loan Trust, Series 2008-7, Class B
2.73%	07/25/29[2]	340,000	317,090

See accompanying notes to Schedule of Portfolio Investments.

50 / N-Q Report December 2016

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-8, Class B
3.13%	10/25/29[2]	$340,000	$326,938
Structured Receivables Finance 2 LLC, Series 2000, Class A
4.71%	04/15/48[3]	103,815	104,802
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/463,†	389,124	445,728
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36[3]	391,069	463,117

Total Asset-Backed Securities
(Cost $15,800,967)			15,152,152

BANK LOANS — 0.17%*
Services — 0.17%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.88%	01/15/382,5,†	220,095	221,192

Total Bank Loans
(Cost $221,970)

CORPORATES — 23.31%*
Banking — 2.09%
Bank of America Corp. (MTN)
5.00%	05/13/21	1,090,000	1,188,220
JPMorgan Chase & Co.
3.90%	07/15/25	250,000	257,941
Royal Bank of Scotland PLC (United Kingdom)
6.40%	10/21/19[5]	250,000	272,378
Santander UK Group Holdings PLC (United Kingdom)
2.88%	10/16/20[5]	400,000	396,861
Wells Fargo & Co.
3.00%	04/22/26	645,000	613,330

			2,728,730

Commercial Services — 0.05%
IHS Markit Ltd. (Bangladesh)
5.00%	11/01/22[3,5]	60,000	62,550

Communications — 1.54%
Altice U.S. Finance I Corp.
5.38%	07/15/23[3]	200,000	208,250
AT&T, Inc.
4.13%	02/17/26	200,000	202,887
4.60%	02/15/21	100,000	105,861
4.80%	06/15/44	350,000	331,136

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Communications (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%	05/01/26[3]	$130,000	$132,925
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%	10/23/45	200,000	231,160
CSC Holdings LLC
5.50%	04/15/27[3]	200,000	203,500
Level 3 Financing, Inc.
5.25%	03/15/26[3]	70,000	69,388
T-Mobile USA, Inc.
6.73%	04/28/22	200,000	209,750
Verizon Communications, Inc.
4.86%	08/21/46	150,000	152,575
5.15%	09/15/23	150,000	165,813

			2,013,245

Consumer Discretionary — 0.17%
GLP Capital LP/GLP Financing II, Inc.
5.38%	04/15/26	70,000	73,178
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.75%	10/15/20	140,000	144,900

			218,078

Electric — 1.55%
Pennsylvania Electric Co.
5.20%	04/01/20	400,000	428,793
Puget Energy, Inc.
6.00%	09/01/21	250,000	280,272
Southern Co. Gas Capital Corp.
3.25%	06/15/26	500,000	490,548
Southwestern Electric Power Co., Series K
2.75%	10/01/26	500,000	472,974
Virginia Electric & Power Co., Series C
4.00%	11/15/46	355,000	356,488

			2,029,075

Energy — 1.20%
Boardwalk Pipelines LP
5.75%	09/15/19	250,000	270,105
Energy Transfer Partners LP
3.90%	11/01/66[2]	131,000	103,081
EQT Midstream Partners LP
4.13%	12/01/26	350,000	341,855
HollyFrontier Corp.
5.88%	04/01/26	285,000	292,291
Texas Eastern Transmission LP
2.80%	10/15/22[3]	300,000	292,432

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 51

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Williams Partners LP
5.25%	03/15/20	$250,000	$267,302

			1,567,066

Finance — 6.89%
American Express Co.
7.00%	03/19/18	500,000	531,818
Bear Stearns Cos. LLC (The)
6.40%	10/02/17	500,000	518,030
7.25%	02/01/18	500,000	529,202
Citigroup, Inc.
1.48%	08/25/36[2]	2,250,000	1,792,748
Ford Motor Credit Co. LLC
2.15%	01/09/18	300,000	300,659
3.16%	08/04/20	275,000	276,455
General Electric Corp. (MTN)
1.39%	08/15/36[2]	2,500,000	2,149,395
General Motors Financial Co., Inc.
3.00%	09/25/17	1,000,000	1,008,727
Goldman Sachs Group, Inc. (The)
5.95%	01/18/18	750,000	781,505
International Lease Finance Corp.
7.13%	09/01/18[3]	500,000	539,063
Morgan Stanley (GMTN)
7.30%	05/13/19	500,000	557,445

			8,985,047

Food — 0.14%
Kraft Heinz Foods Co.
3.00%	06/01/26	200,000	188,147

Health Care — 2.74%
Abbott Laboratories
3.75%	11/30/26	355,000	353,344
AbbVie, Inc.
3.20%	05/14/26	180,000	170,728
Actavis Funding SCS (Luxembourg)
3.80%	03/15/25[5]	320,000	320,937
4.75%	03/15/45[5]	150,000	147,826
Amgen, Inc.
4.40%	05/01/45	200,000	192,470
Anthem, Inc.
1.88%	01/15/18	400,000	400,461
AstraZeneca PLC (United Kingdom)
3.38%	11/16/25[5]	100,000	99,455
Celgene Corp.
5.00%	08/15/45	320,000	335,880
Centene Corp.
4.75%	01/15/25	140,000	137,025

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
DaVita HealthCare Partners, Inc.
5.13%	07/15/24	$29,000	$29,036
Gilead Sciences, Inc.
4.15%	03/01/47	355,000	338,029
HCA, Inc.
5.88%	03/15/22	275,000	297,000
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19[5]	400,000	395,188
Tenet Healthcare Corp.
4.46%	06/15/20[2]	150,000	151,875
Valeant Pharmaceuticals International, Inc. (Canada)
6.13%	04/15/25[3,5]	265,000	200,075

			3,569,329

Industrials — 0.57%
SBA Communications Corp.
4.88%	09/01/24[3]	100,000	99,125
Sealed Air Corp.
5.25%	04/01/23[3]	140,000	145,950
United Technologies Corp. (STEP)
1.78%	05/04/18	500,000	500,273

			745,348

Information Technology — 0.41%

Apple, Inc.
4.65%	02/23/46	300,000	324,773
First Data Corp.
5.00%	01/15/24[3]	140,000	141,270
MSCI, Inc.
4.75%	08/01/26[3]	65,000	64,919

			530,962

Insurance — 1.02%
Farmers Exchange Capital II
6.15%	11/01/53[2,3]	900,000	933,979
Nationwide Mutual Insurance Co.
3.25%	12/15/24[2,3]	400,000	393,000

			1,326,979

Materials — 0.06%
Valvoline, Inc.
5.50%	07/15/24[3]	70,000	72,625

Real Estate Investment Trust (REIT) — 3.13%
Education Realty Operating Partnership LP
4.60%	12/01/24	300,000	297,119
HCP, Inc.
3.88%	08/15/24	325,000	323,475

See accompanying notes to Schedule of Portfolio Investments.

52 / N-Q Report December 2016

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Highwoods Realty LP
7.50%	04/15/18	$500,000	$533,190
Kimco Realty Corp. (MTN)
4.30%	02/01/18	350,000	357,107
National Retail Properties, Inc.
6.88%	10/15/17	500,000	520,001
Prologis LP
4.00%	01/15/18	400,000	408,192
Realty Income Corp.
2.00%	01/31/18	500,000	500,500
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18	600,000	601,387
VEREIT Operating Partnership LP
3.00%	02/06/19	140,000	139,475
Welltower, Inc.
3.75%	03/15/23	400,000	408,584

			4,089,030

Services — 0.05%
Aramark Services, Inc.
4.75%	06/01/26[3]	70,000	69,825

Transportation — 1.70%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23	399,557	426,527
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22	1,308,120	1,370,713
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23	369,780	420,625

			2,217,865

Total Corporates
(Cost $29,787,161)			30,413,901

MORTGAGE-BACKED — 53.24%**
Commercial Mortgage-Backed — 12.02%
Aventura Mall Trust, Series 2013-AVM, Class A
3.74%	12/05/32[2,3]	360,000	378,654
BAMLL-DB Trust, Series 2012-OSI, Class D
6.79%	04/13/29[3]	1,000,000	1,005,955
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A4
5.55%	06/10/49[2]	298,186	299,637
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2014-520M, Class A
4.18%	08/15/46[2,3]	110,000	118,231

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR15, Class A4
5.33%	02/11/44	$349,695	$349,627
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4
5.71%	12/10/49[2]	950,000	958,316
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
2.13%	09/10/45[2,3,4]	5,903,652	374,041
Commercial Mortgage Trust, Series 2006-GG7, Class AM
5.76%	07/10/38[2]	415,602	415,293
Commercial Mortgage Trust, Series 2007-GG9, Class AM
5.48%	03/10/39	256,824	257,312
Commercial Mortgage Trust, Series 2013-CR12, Class XA
1.36%	10/10/46[2,4]	2,262,910	139,958
Credit Suisse Mortgage Trust, Series 2010-RR1, Class 2A
5.70%	09/15/40[2,3]	734,589	740,668
GS Mortgage Securities Trust, Series 2010-C2, Class A1
3.85%	12/10/43[3]	725,850	751,440
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class XA
1.35%	11/15/45[2,4]	4,986,706	244,915
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class ASB
3.43%	08/15/47	680,000	706,215
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class XA
1.07%	11/15/47[2,4]	3,313,926	166,190
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3
5.42%	01/15/49	488,076	488,314
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A2
3.62%	11/15/43[3]	1,107,040	1,123,746
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A1
3.30%	08/05/32[3]	157,872	160,898
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32[3]	110,000	115,575

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 53

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3
4.39%	02/15/46[3]	$735,728	$757,827
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class XA
0.55%	01/15/46[2,4]	12,172,304	140,743
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA
1.43%	04/15/46[2,4]	1,983,937	119,335
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3
5.43%	02/15/40	394,096	394,914
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3
5.87%	09/15/45[2]	708,663	726,283
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45	1,040,000	1,057,912
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A3
3.53%	08/15/47	675,000	699,801
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A1A
5.67%	04/15/49[2]	772,372	777,929
Morgan Stanley Capital I Trust, Series 2007-T25, Class AM
5.54%	11/12/49[2]	282,017	282,024
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.65%	07/15/45[3]	100,000	106,417
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3
5.71%	06/15/49[2]	840,979	846,155
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA
1.77%	11/15/44[2,3,4]	3,894,929	263,758
WF-RBS Commercial Mortgage Trust, Series 2013-C18, Class A3
3.65%	12/15/46	675,000	706,142

			15,674,225

Non-Agency Mortgage-Backed — 33.09%
ACE Securities Corp., Series 2006-HE3, Class A2C
0.91%	06/25/36[2]	1,688,541	1,117,976
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.99%	09/25/35[2]	387,569	382,447
Ameriquest Mortgage Securities, Inc., Series 2005-R2, Class M2
1.48%	04/25/35[2]	596,638	592,714

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20	$170,844	$172,364
Banc of America Funding Trust, Series 2006-3, Class 5A3
5.50%	03/25/36	603,443	565,317
BCAP LLC Trust, Series 2007-AA1, Class 1A2
0.92%	02/25/47[2]	228,803	226,499
BCAP LLC Trust, Series 2009-RR4, Class 1A1
9.50%	06/26/37[3]	138,501	142,043
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.20%	05/27/37[2,3]	720,955	719,213
BCAP LLC Trust, Series 2011-RR3, Class 5A3
3.25%	11/27/37[2,3]	1,369,219	1,366,334
Bear Stearns ALT-A Trust, Series 2005-1, Class A1
1.32%	01/25/35[2]	479,317	468,819
Bear Stearns ARM Trust, Series 2005-2, Class A1
2.92%	03/25/35[2]	231,713	233,408
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
1.01%	06/25/36[2]	1,835,863	1,828,704
Chase Funding Trust, Series 2007-A1, Class 8A1
3.23%	02/25/37[2]	210,589	213,293
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT3, Class M2
1.43%	05/25/35[2]	499,740	504,547
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.94%	03/25/37[2]	211,197	210,936
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33	300,695	320,455
Conseco Finance, Series 2002-C, Class BF1
8.00%	06/15/32[2]	1,136,541	1,183,707
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32[2,3]	685,123	743,390
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27[2]	493,879	538,163
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28[2]	92,323	95,691

See accompanying notes to Schedule of Portfolio Investments.

54 / N-Q Report December 2016

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30[2]	$388,148	$414,666
Conseco Financial Corp., Series 1998-4, Class A6
6.53%	04/01/30[2]	497,783	533,062
Conseco Financial Corp., Series 1998-4, Class A7
6.87%	04/01/30[2]	246,487	265,992
Conseco Financial Corp., Series 1999-5, Class A5
7.86%	03/01/30[2]	92,887	78,818
Credit Suisse Mortgage Trust, Series 2010-RR2, Class 1B
5.51%	04/15/47[2,3]	325,000	325,588
Credit Suisse Mortgage Trust, Series 2014-4R, Class 16A1
0.78%	02/27/36[2,3]	485,961	477,127
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
4.40%	02/25/37	1,358,192	994,827
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.40%	02/25/37	448,485	328,457
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP)
3.95%	03/25/37	1,224,498	685,837
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.41%	04/19/36[2]	625,766	584,940
Green Tree Home Improvement Loan Trust, Series 1995-D, Class B2
7.45%	09/15/25	897	899
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.94%	01/25/47[2]	291,926	287,876
GSAMP Trust, Series 2005-HE5, Class M1
1.18%	11/25/35[2]	664,836	661,083
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
3.03%	05/25/47[2]	799,667	706,138
Harborview Mortgage Loan Trust, Series 2006-8, Class 2A1A
0.93%	07/21/36[2]	303,073	245,672
HSBC Home Equity Loan Trust, Series 2007-3, Class A4
2.06%	11/20/36[2]	574,663	576,812
HSBC Home Equity Loan Trust, Series 2007-3, Class APT
1.76%	11/20/36[2]	257,625	257,868

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HSI Asset Loan Obligation Trust, Series 2007-2, Class 2A12
6.00%	09/25/37	$504,975	$464,777
Impac CMB Trust, Series 2004-4, Class 1A2
1.20%	09/25/34[2]	636,419	600,256
IndyMac Index Mortgage Loan Trust, Series 2005-AR25, Class 2A1
3.09%	12/25/35[2]	566,543	499,971
IndyMac Index Mortgage Loan Trust, Series 2007-FLX2, Class A1C
0.95%	04/25/37[2]	2,642,440	1,954,481
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28	312,491	317,025
IndyMac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28	131,549	133,873
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28	112,652	117,896
IndyMac Manufactured Housing Contract, Series 1998-1, Class A5
6.96%	09/25/28[2]	271,530	290,987
IndyMac Manufactured Housing Contract, Series 1998-2, Class A2
6.17%	08/25/29	15,374	15,380
IndyMac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29[2]	152,207	151,703
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF6 (STEP)
4.48%	03/25/47	1,077,080	796,619
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21	454,931	443,920
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22	252,025	256,747
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
0.00%	04/15/40[2]	260,495	271,723
Lehman XS Trust, Series 2006-13, Class 1A2
0.93%	09/25/36[2]	612,457	558,488
Lehman XS Trust, Series 2006-9, Class A1B
0.92%	05/25/46[2]	595,793	522,776
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
1.04%	05/25/37[2]	1,810,500	1,241,633

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 55

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
1.09%	04/25/37[2,4]	$1,696,107	$214,445
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2B
0.87%	12/25/37[2]	786,503	510,996
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2D
0.80%	01/25/38[2]	2,645,810	1,787,706
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
0.68%	03/25/37[2]	958,634	563,498
Merrill Lynch Mortgage Investors, Inc., Series 2004-HE2, Class A2C
1.92%	08/25/35[2]	709,726	707,113
Mid-State Trust VI, Series 2006, Class A3
7.54%	07/01/35	281,823	297,158
Mid-State Trust VI, Series 2006, Class A4
7.79%	07/01/35	22,963	24,233
Mid-State Trust XI, Series 2011, Class B
8.22%	07/15/38	12,036	12,965
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37	824,365	943,283
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37	570,136	608,364
Mid-State Trust, Series 2005-1, Class A
5.75%	01/15/40	231,265	249,454
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.59%	09/25/34[2]	556,867	554,945
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36[2]	2,687,385	1,329,562
Oakwood Mortgage Investors, Inc., Series 1998-A, Class M
6.83%	05/15/28[2]	408,159	418,748
Oakwood Mortgage Investors, Inc., Series 1998-D, Class A
6.40%	01/15/29	146,721	147,815
Oakwood Mortgage Investors, Inc., Series 1999-A, Class A2
5.89%	04/15/29	30,245	30,941
Oakwood Mortgage Investors, Inc., Series 1999-B, Class A4
6.99%	12/15/26	554,791	584,739
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3
5.90%	09/15/22[2]	1,056,101	888,024
Oakwood Mortgage Investors, Inc., Series 2002-A, Class A3
6.03%	05/15/24[2]	520,814	547,159

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Park Place Securities, Inc., Series 2005-WCH1, Class M2
1.54%	01/25/36[2]	$133,973	$133,861
Residential Accredit Loans Trust, Series 2005-QA3, Class NB1
3.43%	03/25/35[2]	907,708	637,869
Residential Asset Securities Trust, Series 2005-KS12, Class A3
1.08%	01/25/36[2]	193,053	192,649
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
1.00%	12/25/36[2,3]	1,787,041	1,100,428
Specialty Underwriting & Residential Finance, Series 2006-AB3, Class A2B
0.91%	09/25/37[2]	675,501	405,727
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
2.99%	09/25/34[2]	699,401	690,140
Structured Asset Investment Loan Trust, Series 2005-4, Class M2
1.42%	05/25/35[2]	556,962	559,780
Terwin Mortgage Trust, Series 2004-7HE, Class A1
1.31%	07/25/34[2,3]	98,925	95,577
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.97%	04/15/30[2,4]	585	47
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
1.05%	07/25/45[2]	132,016	126,384
Wells Fargo Home Equity Trust, Series 2007-1, Class A3
1.08%	03/25/37[2]	1,500,000	1,124,562

			43,178,109

U.S. Agency Mortgage-Backed — 8.13%
Fannie Mae Pool 466411
3.31%	11/01/20	340,000	353,970
Fannie Mae Pool 468043
4.31%	06/01/21	261,779	282,336
Fannie Mae Pool 468542
4.50%	08/01/21	325,000	355,317
Fannie Mae Pool AL1848
3.02%	04/01/22	686,457	708,884
Fannie Mae Pool AL2293
4.38%	06/01/21	644,539	697,412
Fannie Mae Pool FN0003
4.28%	01/01/21	364,465	390,459
Fannie Mae REMICS, Series 1993-80, Class S
9.95%	05/25/23[2]	3,168	3,553

See accompanying notes to Schedule of Portfolio Investments.

56 / N-Q Report December 2016

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2000-45, Class SA (IO)
7.21%	12/18/30[2]	$521,974	$78,086
Fannie Mae REMICS, Series 2001-42, Class SB
8.50%	09/25/31[2]	803	991
Fannie Mae REMICS, Series 2003-124, Class TS
9.80%	01/25/34[2]	9,042	10,966
Fannie Mae REMICS, Series 2003-64, Class KS
8.85%	07/25/18[2]	56,496	58,181
Fannie Mae REMICS, Series 2005-92, Class US (IO)
5.34%	10/25/25[2]	2,023,773	236,228
Fannie Mae REMICS, Series 2006-125, Class SM (IO)
6.44%	01/25/37[2]	1,716,830	347,144
Fannie Mae REMICS, Series 2008-50, Class SA (IO)
5.29%	11/25/36[2]	1,969,865	316,252
Fannie Mae REMICS, Series 2010-43, Class KS (IO)
5.66%	05/25/40[2]	1,748,486	313,149
Fannie Mae, Series 2010-M3, Class A3
4.33%	03/25/20[2]	794,046	841,237
Fannie Mae-Aces, Series 2011-M5, Class X
1.15%	07/25/21[2]	5,531,525	233,769
Fannie Mae-Aces, Series 2013-M12, Class X1 (IO)
0.00%	10/25/17[2]	39,602,512	3,218
Fannie Mae-Aces, Series 2016-M13, Class FA
1.23%	11/25/23[2]	705,000	705,411
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K702, Class X1 (IO)
1.45%	02/25/18[2]	10,786,918	134,185
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K712, Class X1
1.34%	11/25/19[2]	6,581,360	197,342
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class X1
0.70%	10/25/20[2]	11,344,706	246,064
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class X (IO)
3.08%	01/25/19[2]	6,064,532	241,615

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class X
0.65%	09/25/25[2]	$6,000,000	$279,985
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19	363,729	372,214
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class AX
1.22%	01/25/20[2]	3,559,141	101,096
Freddie Mac REMICS, Series 1602, Class SN
10.09%	10/15/23[2]	14,590	17,208
Freddie Mac REMICS, Series 1673, Class SD
14.52%	02/15/24[2]	158,307	194,545
Freddie Mac REMICS, Series 1760, Class ZD
1.76%	02/15/24[2]	340,242	333,887
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23	7,002	380
Freddie Mac REMICS, Series 2990, Class ND
15.10%	12/15/34[2]	115,064	132,053
Freddie Mac REMICS, Series 3242, Class SA (IO)
5.65%	11/15/36[2]	5,650,799	906,762
Freddie Mac REMICS, Series 3247, Class SI (IO)
0.15%	08/15/36[2]	22,164,727	141,309
Freddie Mac REMICS, Series 3260, Class AS (IO)
5.68%	01/15/37[2]	3,502,181	538,564
Freddie Mac REMICS, Series 3289, Class SD (IO)
5.42%	03/15/37[2]	1,277,762	158,347
Ginnie Mae, Series 2001-31, Class SJ
25.41%	02/20/31[2]	24,087	39,110
Ginnie Mae, Series 2004-8, Class SE
12.79%	11/26/23[2]	92,396	109,452
Ginnie Mae, Series 2009-114, Class IO
0.01%	10/16/49[2]	11,517,678	113,313
Ginnie Mae, Series 2011-77, Class IO
0.62%	04/16/42[2]	5,773,897	228,317

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 57

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2014-125, Class IO
0.99%	11/16/54[2]	$2,573,197	$186,189

			10,608,500

Total Mortgage-Backed
(Cost $68,379,524)			69,460,834

MUNICIPAL BONDS — 0.28%*
California — 0.28%
California Health Facilities Financing Authority, Saint Joseph Health, Series A
3.00%	10/01/41	450,000	369,207

Total Municipal Bonds
(Cost $361,276)

Total Bonds – 88.61%
(Cost $114,550,898)			115,617,286

Issues		Shares	Value
COMMON STOCK — 0.56%
Energy — 0.02%
Mach Gen LLC, Escrow Holding[4,6]		11,293	29,175

Real Estate Investment Trust (REIT) — 0.54%
AGNC Investment Corp.		38,899	705,239

Total Common Stock
(Cost $930,689)			734,414

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 10.03%
Foreign Government Obligations — 7.23%
Japan Treasury Discount Bill, Series 639 (Japan)
0.00%[7]	01/23/17[5]	100,000,000	857,488
Japan Treasury Discount Bill, Series 647 (Japan)
0.00%[7]	02/27/17[5]	200,000,000	1,715,497
Japan Treasury Discount Bill, Series 649 (Japan)
0.00%[7]	03/13/17[5]	600,000,000	5,147,494
Japan Treasury Discount Bill, Series 652 (Japan)
0.00%[7]	03/27/17[5]	200,000,000	1,716,128

			9,436,607

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds — 0.08%
Morgan Stanley Institutional Liquidity Fund
0.44%[8]		101,000	$101,000

U.S. Treasury Bills — 2.72%
U.S. Treasury Bills
0.44%[7]	02/23/17	$3,500,000	3,497,690
0.48%[7]	04/06/17[9]	45,000	44,939

			3,542,629

Total Short-Term Investments
(Cost $13,371,541)			13,080,236

Total Investments – 99.20%
(Cost $128,853,128)[1]			129,431,936

Cash and Other Assets, Less
Liabilities – 0.80%			1,041,923

Net Assets – 100.00%			$130,473,859

Currency Purchased	Currency Sold	Unrealized Appreciation/ (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 01/10/17at 116.56 Counterparty: Bank of America
USD $ 120,503	JPY —	$120,503
Forward currency contract to sell Japanese Yen on 01/23/17 at 116.47 Counterparty: Bank of America
USD $ 964,948	JPY 100,000,000	106,380
Forward currency contract to sell Japanese Yen on 02/27/17 at 116.29 Counterparty: JPMorgan Securities LLC
USD $1,838,852	JPY 200,000,000	119,047
Forward currency contract to sell Japanese Yen on 03/13/17 at 116.20 Counterparty: Bank of America
USD $5,265,333	JPY 600,000,000	102,024
Forward currency contract to sell Japanese Yen on 03/27/17 at 116.12 Counterparty: Bank of America
USD $1,699,892	JPY 200,000,000	(22,535)
Net unrealized appreciation		$425,419

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: SHORT POSITIONS
13	U.S. Treasury Ten Year Note
	Expiration March 2017	$15,192
2	U.S. Treasury Ultra Bond
	Expiration March 2017	5,152
	Net unrealized appreciation	$20,344

See accompanying notes to Schedule of Portfolio Investments.

58 / N-Q Report December 2016

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Notes:

[1]	Cost for federal income tax purposes is $ 127,826,278 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$6,186,756
Gross unrealized (depreciation)	(4,581,098)

Net unrealized appreciation	$1,605,658

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2016.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $1,953,943, which is 1.50% of total net assets.
[5]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[6]	Non-income producing security.
[7]	Represents annualized yield at date of purchase.
[8]	Represents the current yield as of December 31, 2016.
[9]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $44,939.
†	Fair valued security. The aggregate value of fair valued securities is $928,256, which is 0.71% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 59

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 101.54%
ASSET-BACKED SECURITIES — 6.01%**
A Voce CLO Ltd. (Cayman Islands)
2.34%	07/15/26	[2,3,4]	$12,000	$11,980
Academic Loan Funding Trust, Series 2012-1A, Class A2
1.86%	12/27/44	[3,4]	13,850,000	13,354,081
Access Group, Inc., Series 2001, Class 2A1
1.29%	05/25/29	[3]	1,939,808	1,866,388
American Money Management Corp., Series 2013-13A, Class A1L (Cayman Islands)
2.33%	01/26/26	[2,3,4]	500,000	500,049
American Money Management Corp., Series 2015-16A, Class A1 (Cayman Islands)
2.38%	04/14/27	[2,3,4]	80,380,000	80,562,221
ARES XXVI CLO Ltd., Series 2013-1A, Class A (Cayman Islands)
1.98%	04/15/25	[2,3,4]	500,000	499,571
Avery Point CLO Ltd., Series 2014-1A, Class A (Cayman Islands)
2.40%	04/25/26	[2,3,4]	500,000	500,048
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.84%	11/14/33	[2,3,4]	228,041	214,074
Babson CLO Ltd., Series 2013-IA, Class A (Cayman Islands)
1.98%	04/20/25	[2,3,4]	1,000,000	999,445
Babson CLO Ltd., Series 2014-3A, Class A (Cayman Islands)
2.33%	01/15/26	[2,3,4]	26,250,000	26,256,160
Babson CLO Ltd., Series 2015-IA, Class A (Cayman Islands)
2.31%	04/20/27	[2,3,4]	74,000,000	74,133,422
Ballyrock CLO LLC, Series 2014-1, Class A1 (Cayman Islands)
2.36%	10/20/26	[2,3,4]	50,675,000	50,748,276
Bayview Commercial Asset Trust, Series 2004-3, Class A1
1.13%	01/25/35	[3,4]	2,655,712	2,451,974
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
1.06%	04/25/35	[3,4]	5,466,002	5,027,750
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.99%	12/25/36	[3,4]	182,768	158,957
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.98%	03/25/37	[3,4]	6,255,039	5,446,293
Bayview Commercial Asset Trust, Series 2007-3, Class A1
1.00%	07/25/37	[3,4]	1,597,560	1,390,593
Betony CLO Ltd. (Cayman Islands)
2.26%	04/15/27	[2,3,4]	30,000,000	30,030,990

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
BlueMountain CLO Ltd., Series 2014-1A, Class A (Cayman Islands)
2.41%	04/30/26	[2,3,4]	$500,000	$500,163
Brazos Higher Education Authority, Inc., Series 2005-1, Class 1A4
1.15%	03/26/29	[3]	10,000,000	9,720,700
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
2.12%	02/25/35	[3]	13,390,000	13,236,497
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3
1.97%	11/25/33	[3]	16,050,000	15,978,409
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2
1.73%	07/25/29	[3]	2,167,066	2,169,770
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.88%	10/27/36	[3]	24,361,000	23,430,364
Brazos Higher Education Authority, Inc., Series 2012-1, Class A1
1.46%	12/26/35	[3]	72,357	71,005
Cent CLO 21 Ltd., Series 2104-21A, Class A1B (Cayman Islands)
2.28%	07/27/26	[2,3,4]	500,000	499,264
Chase Issuance Trust, Series 2012-A10, Class A10
0.96%	12/16/19	[3]	64,515,000	64,596,392
CIFC Funding Ltd., Series 2012-2A, Class A1R (Cayman Islands)
2.29%	12/05/24	[2,3,4]	500,000	500,110
CIT Education Loan Trust, Series 2007-1, Class A
1.09%	03/25/42	[3,4]	27,451,662	25,652,291
CIT Education Loan Trust, Series 2007-1, Class B
1.30%	06/25/42	[3,4]	19,232,033	16,240,446
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2
1.91%	01/23/20	[3]	13,595,000	13,747,209
Clear Creek CLO Ltd., Series 2015-1A, Class A (Cayman Islands)
2.33%	04/20/27	[2,3,4]	26,550,000	26,513,202
College Loan Corp. Trust, Series 2005-2, Class B
1.37%	01/15/37	[3]	4,202,023	3,549,854
Dryden 33 Senior Loan Fund (Cayman Islands)
2.32%	10/15/28	[2,3,4]	4,000,000	4,009,481
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
2.38%	04/15/27	[2,3,4]	43,810,000	43,919,087
Dryden XXV Senior Loan Fund (Cayman Islands)
2.05%	01/15/25	[2,3,4]	18,000,000	18,001,195

See accompanying notes to Schedule of Portfolio Investments.

60 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Eaton Vance CLO Ltd., Series 2014-1A, Class A (Cayman Islands)
2.33%	07/15/26	[2,3,4]	$41,055,000	$41,142,693
Education Loan Asset-Backed Trust, Series 2013-1, Class A1
1.56%	06/25/26	[3,4]	9,622,254	9,533,730
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
1.56%	04/26/32	[3,4]	12,740,000	12,193,303
Educational Funding of the South, Inc., Series 2011-1, Class A2
1.53%	04/25/35	[3]	39,758	39,244
Educational Funding of the South, Inc., Series 2012-1, Class A
1.81%	03/25/36	[3]	22,631,485	22,351,301
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
2.11%	03/25/36	[3,4]	16,085,000	15,930,447
Flagship CLO VIII Ltd., Series 2014-8A, Class A (Cayman Islands)
2.44%	01/16/26	[2,3,4]	35,130,000	35,150,973
GCO Education Loan Funding Trust, Series 2006-1, Class A11L
1.16%	05/25/36	[3]	25,000,000	22,026,534
GE Business Loan Trust, Series 2005-1A, Class A3
0.95%	06/15/33	[3,4]	4,042,142	3,723,352
GE Business Loan Trust, Series 2005-2A, Class A
0.94%	11/15/33	[3,4]	8,693,370	8,314,081
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[2,4]	67,525,792	63,536,179
Goal Capital Funding Trust, Series 2005-2, Class A3
1.10%	05/28/30	[3]	15,928,449	15,742,247
Goal Capital Funding Trust, Series 2005-2, Class B
1.46%	11/25/44	[3]	12,241,356	10,604,378
Goal Capital Funding Trust, Series 2006-1, Class B
1.38%	08/25/42	[3]	3,463,399	3,048,358
Goal Structured Solutions Trust, Series 2015-1, Class A
1.41%	09/25/41	[3,4]	129,613,414	122,104,150
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A (Cayman Islands)
2.03%	04/25/25	[2,3,4]	6,560,000	6,558,133
Honda Auto Receivables Owner Trust, Series 2014-1, Class A3
0.67%	11/21/17		3,230,246	3,229,414
Honda Auto Receivables Owner Trust, Series 2015-4, Class A2
0.82%	07/23/18		69,925,852	69,877,194

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[4]	$941,042	$947,496
J.G. Wentworth XXXII LLC, Series 2014-2A, Class A
3.61%	01/17/73	[4]	55,526,173	52,844,608
Limerock CLO II Ltd., Series 2014-2A, Class A (Cayman Islands)
2.38%	04/18/26	[2,3,4]	12,500	12,512
Limerock CLO III Ltd., Series 2014-3A, Class A1 (Cayman Islands)
2.41%	10/20/26	[2,3,4]	90,000,000	90,003,087
Magnetite IX CLO Ltd., Series 2014-9A, Class A1 (Cayman Islands)
2.30%	07/25/26	[2,3,4]	12,000	12,004
Magnetite XI CLO Ltd., Series 2014-11A, Class A1 (Cayman Islands)
2.33%	01/18/27	[2,3,4]	35,305,000	35,305,775
Magnetite XII CLO Ltd., Series 2015-12A, Class AR (Cayman Islands)
2.26%	04/15/27	[2,3,4]	22,470,000	22,471,523
Navient Student Loan Trust, Series 2014-1, Class A2
1.07%	03/27/23	[3]	2,477,137	2,476,639
Navient Student Loan Trust, Series 2014-1, Class A3
1.27%	06/25/31	[3]	1,175,000	1,140,672
Navient Student Loan Trust, Series 2014-2, Class A
1.40%	03/25/83	[3]	89,956,986	87,252,794
Navient Student Loan Trust, Series 2014-3, Class A
1.38%	03/25/83	[3]	93,225,895	90,397,366
Navient Student Loan Trust, Series 2014-4, Class A
1.38%	03/25/83	[3]	144,295,756	139,949,669
Navient Student Loan Trust, Series 2014-5, Class A
1.38%	03/25/83	[3]	118,018,953	113,287,945
Navient Student Loan Trust, Series 2014-6, Class A
1.37%	03/25/83	[3]	117,626,388	113,334,378
Navient Student Loan Trust, Series 2014-7, Class A
1.37%	03/25/83	[3]	120,378,427	115,963,638
Navient Student Loan Trust, Series 2015-1, Class A2
1.36%	04/25/40	[3]	199,400,000	191,243,074
Navient Student Loan Trust, Series 2015-2, Class A1
1.04%	11/25/24	[3]	11,764,707	11,761,333
Navient Student Loan Trust, Series 2015-2, Class A3
1.33%	11/26/40	[3]	98,255,000	97,094,441

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 61

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2016-1A, Class A
1.46%	02/25/70	[3,4]	$44,577,930	$43,462,341
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
1.60%	02/25/36	[3,4]	10,125,000	9,400,231
Nelnet Student Loan Trust, Series 2006-1, Class A6
1.37%	08/23/36	[3,4]	12,500,000	11,614,247
Nelnet Student Loan Trust, Series 2007-2A, Class A3L
1.35%	03/25/26	[3,4]	54,913,816	53,245,568
Nelnet Student Loan Trust, Series 2008-3, Class A4
2.57%	11/25/24	[3]	2,450,255	2,468,391
Nelnet Student Loan Trust, Series 2014-2A, Class A1
1.04%	06/25/21	[3,4]	1,077,638	1,076,208
Nelnet Student Loan Trust, Series 2014-3A, Class A
1.34%	06/25/41	[3,4]	35,811,408	34,868,343
Nelnet Student Loan Trust, Series 2014-5A, Class A
1.31%	07/25/41	[3,4]	108,822,552	107,460,758
Nelnet Student Loan Trust, Series 2015-1A, Class A
1.35%	04/25/41	[3,4]	198,249,455	192,872,712
Nelnet Student Loan Trust, Series 2015-2A, Class A2
1.36%	09/25/42	[3,4]	266,310,872	261,889,872
Nelnet Student Loan Trust, Series 2015-3A, Class A2
1.36%	02/26/46	[3,4]	9,265,000	9,043,642
Nelnet Student Loan Trust, Series 2015-3A, Class A3
1.66%	06/25/49	[3,4]	13,095,000	12,233,262
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A
0.87%	11/15/18		20,404,357	20,389,073
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A2A
1.05%	04/15/19		98,355,000	98,240,018
North Carolina State Education Authority, Series 2011-1, Class A3
1.78%	10/25/41	[3]	24,545,000	24,085,702
North Carolina State Education Authority, Series 2011-2, Class A2
1.68%	07/25/25	[3]	7,230	7,203
Northstar Education Finance, Inc., Series 2007-1, Class A1
0.99%	04/28/30	[3]	10,000	9,703
Northstar Education Finance, Inc., Series 2007-1, Class A2
1.64%	01/29/46	[3]	42,780,000	39,829,664

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Northwoods Capital Corp., Series 2014-11A, Class A (Cayman Islands)
2.48%	04/15/25	[2,3,4]	$500,000	$500,232
Octagon Investment Partners XI Ltd., Series 2007-1X, Class A1B(Cayman Islands)
1.19%	08/25/21	[2,3]	34,982	34,942
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class A (Cayman Islands)
2.40%	04/15/26	[2,3,4]	500,000	500,595
Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A3
1.80%	10/01/37	[3]	16,955,000	16,746,209
Panthera Aviation, Series 2013-1
10.00%	01/25/22	3,4,5,†	13,004,312	8,192,716
Panthera Aviation, Series 2013-2
10.00%	03/20/24	3,4,5,†	15,944,679	9,726,254
PHEAA Student Loan Trust, Series 2015-1A, Class A
1.36%	10/25/41	[3,4]	227,162,302	219,396,123
Scholar Funding Trust, Series 2012-B, Class A2
1.86%	03/28/46	[3,4]	38,825,000	37,932,157
SLC Student Loan Trust I, Series 2002-2, Class B2
2.14%	07/01/42	[3,4]	24,150,000	18,816,183
SLC Student Loan Trust, Series 2005-3, Class B
1.21%	06/15/40	[3]	475,229	401,148
SLC Student Loan Trust, Series 2006-1, Class A6
1.12%	12/15/38	[3]	9,495,000	8,576,347
SLC Student Loan Trust, Series 2006-1, Class B
1.17%	03/15/39	[3]	127,177	106,573
SLC Student Loan Trust, Series 2006-2, Class A6
1.12%	09/15/39	[3]	16,000,000	14,105,762
SLC Student Loan Trust, Series 2008-1, Class A4A
2.56%	12/15/32	[3]	23,586,860	23,971,202
SLM Student Loan Trust, Series 2003-11, Class A5
1.01%	12/15/22	[3,4]	20,345,745	20,288,932
SLM Student Loan Trust, Series 2003-11, Class A6
1.71%	12/15/25	[3,4]	16,265,000	15,923,233
SLM Student Loan Trust, Series 2003-4, Class A5E
1.71%	03/15/33	[3,4]	7,873,565	7,536,115
SLM Student Loan Trust, Series 2004-1, Class A4
1.14%	10/27/25	[3]	2,810,000	2,767,547

See accompanying notes to Schedule of Portfolio Investments.

62 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2004-10, Class A5A
1.28%	04/25/23	[3,4]	$113,865	$113,850
SLM Student Loan Trust, Series 2004-10, Class A5B
1.28%	04/25/23	[3,4]	59,280	59,282
SLM Student Loan Trust, Series 2004-5A, Class A5
1.48%	10/25/23	[3,4]	4,901,718	4,905,904
SLM Student Loan Trust, Series 2004-8, Class B
1.34%	01/25/40	[3]	1,594,489	1,423,090
SLM Student Loan Trust, Series 2004-8A, Class A5
1.38%	04/25/24	[3,4]	75,029,288	75,190,541
SLM Student Loan Trust, Series 2005-4, Class B
1.06%	07/25/40	[3]	11,351,327	9,797,024
SLM Student Loan Trust, Series 2005-5, Class A5
1.63%	10/25/40	[3]	60,000	55,680
SLM Student Loan Trust, Series 2005-6, Class B
1.17%	01/25/44	[3]	12,612,029	11,181,505
SLM Student Loan Trust, Series 2005-8, Class A4
1.63%	01/25/28	[3]	4,856,045	4,860,690
SLM Student Loan Trust, Series 2006-10, Class B
1.10%	03/25/44	[3]	15,377,213	13,044,239
SLM Student Loan Trust, Series 2006-2, Class A6
1.05%	01/25/41	[3]	42,655,000	40,107,302
SLM Student Loan Trust, Series 2006-5, Class A5
0.99%	01/25/27	[3]	97,860,570	97,181,633
SLM Student Loan Trust, Series 2006-7, Class A5
0.98%	01/27/25	[3]	21,454,110	21,301,543
SLM Student Loan Trust, Series 2006-8, Class A6
1.04%	01/25/41	[3]	32,855,000	29,519,698
SLM Student Loan Trust, Series 2006-9, Class A5
0.98%	01/26/26	[3]	3,754,491	3,689,117
SLM Student Loan Trust, Series 2007-1, Class A5
0.97%	01/26/26	[3]	20,609,165	20,420,169
SLM Student Loan Trust, Series 2007-1, Class B
1.10%	01/27/42	[3]	6,298,493	5,350,677
SLM Student Loan Trust, Series 2007-3, Class A4
0.94%	01/25/22	[3]	3,160,000	2,977,270

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2007-6, Class A4
1.26%	10/25/24	[3]	$40,379,680	$39,747,486
SLM Student Loan Trust, Series 2007-6, Class B
1.73%	04/27/43	[3]	5,876,434	5,185,528
SLM Student Loan Trust, Series 2008-2, Class B
2.08%	01/25/29	[3]	38,874,000	33,995,826
SLM Student Loan Trust, Series 2008-3, Class A3
1.88%	10/25/21	[3]	31,729	31,265
SLM Student Loan Trust, Series 2008-3, Class B
2.08%	04/25/29	[3]	1,750,000	1,557,587
SLM Student Loan Trust, Series 2008-4, Class A4
2.53%	07/25/22	[3]	3,981,343	4,007,649
SLM Student Loan Trust, Series 2008-4, Class B
2.73%	04/25/29	[3]	4,384,000	4,068,222
SLM Student Loan Trust, Series 2008-5, Class A4
2.58%	07/25/23	[3]	28,122,844	28,303,696
SLM Student Loan Trust, Series 2008-5, Class B
2.73%	07/25/29	[3]	32,444,000	30,326,507
SLM Student Loan Trust, Series 2008-6, Class B
2.73%	07/25/29	[3]	31,644,000	29,499,651
SLM Student Loan Trust, Series 2008-7, Class B
2.73%	07/25/29	[3]	17,346,000	16,177,181
SLM Student Loan Trust, Series 2008-8, Class A4
2.38%	04/25/23	[3]	6,445,000	6,453,666
SLM Student Loan Trust, Series 2008-8, Class B
3.13%	10/25/29	[3]	545,000	524,062
SLM Student Loan Trust, Series 2008-9, Class A
2.38%	04/25/23	[3]	193,117,795	193,550,649
SLM Student Loan Trust, Series 2008-9, Class B
3.13%	10/25/29	[3]	31,675,000	31,021,795
SLM Student Loan Trust, Series 2009-3, Class A
1.51%	01/25/45	[3,4]	251,257,443	241,266,203
SLM Student Loan Trust, Series 2012-1, Class A2
1.21%	11/25/20	[3]	6,026,788	6,026,619
SLM Student Loan Trust, Series 2012-2, Class A
1.46%	01/25/29	[3]	19,887,531	19,458,573

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 63

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2012-3, Class A
1.41%	12/26/25	[3]	$44,373,637	$43,246,875
SLM Student Loan Trust, Series 2012-6, Class A2
1.04%	09/25/19	[3]	4,406,549	4,405,488
SLM Student Loan Trust, Series 2012-7, Class A2
1.04%	09/25/19	[3]	2,828,363	2,824,133
SLM Student Loan Trust, Series 2013-3, Class A2
1.06%	05/26/20	[3]	5,256,875	5,249,617
SLM Student Loan Trust, Series 2013-6, Class A3
1.41%	06/26/28	[3]	30,335,000	30,118,253
SLM Student Loan Trust, Series 2014-2, Class A2
1.11%	10/25/21	[3]	18,271,586	18,202,214
South Carolina Student Loan Corp., Floating Rate Notes, Series 2006-1, Class A2
1.05%	12/01/22	[3]	7,076,000	7,045,529
Spirit Master Funding LLC, Series 2014-1A, Class A1
5.05%	07/20/40	[4]	10,742,839	10,939,222
Spirit Master Funding LLC, Series 2014-2A, Class A
5.76%	03/20/42	[4]	7,889,371	8,234,531
Vermont Student Assistance Corp., Series 2012-1, Class A
1.29%	07/28/34	[3]	6,352,860	6,193,592
Voya CLO Ltd., Series 2015-1A, Class A1 (Cayman Islands)
2.36%	04/18/27	[2,3,4]	15,610,000	15,611,451
Wachovia Student Loan Trust, Series 2006-1, Class A6
1.05%	04/25/40	[3,4]	20,000	17,337

Total Asset-Backed Securities
(Cost $4,817,390,540)				4,719,281,205

BANK LOANS — 0.22%*
Communications — 0.02%
Nexstar Broadcasting, Inc., Bridge Term Loan
8.50%	09/26/17	[3,5]	12,384,068	12,384,068

Consumer Discretionary — 0.04%
Reynolds Group Holdings, Inc., Term Loan, 1st Lien
LIBOR plus 3.25%	02/05/23	[3]	27,132,000	27,529,755

Electric — 0.02%
Tex Operations Co. LLC, Term Loan B Exit, 1st Lien
LIBOR plus 4.00%	08/04/23	[3]	13,692,214	13,877,333

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric (continued)
Tex Operations Co. LLC, Term Loan C Exit, 1st Lien
LIBOR plus 4.00%	08/04/23	[3]	$3,122,786	$3,165,006

				17,042,339

Energy — 0.00%
Drillships Financing Holding, Term Loan B1, 1st Lien
LIBOR plus 5.00%	03/31/21	[3]	2,426,757	1,584,673

Finance — 0.06%
Delos Finance SARL, Term Loan B, 1st Lien
LIBOR plus 2.75%	02/27/21	[3]	49,009,581	49,429,593

Health Care — 0.01%
CHS/Community Health Systems, Inc., Term Loan G, 1st Lien
LIBOR plus 2.75%	12/31/19	[3]	5,658,333	5,504,512

Industrials — 0.06%
Johnson Controls International plc,
Senior Term Loan
LIBOR plus 1.50%	09/10/19	[3,5]	9,535,000	9,505,203
TransDigm, Inc., Term Loan E, 1st Lien
LIBOR plus 3.00%	05/14/22	[3]	4,358,902	4,403,232
TransDigm, Inc., Term Loan F, 1st Lien
LIBOR plus 3.00%	06/09/23	[3]	33,721,722	34,113,737

				48,022,172

Services — 0.01%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.88%	01/15/38	2,3,†	11,211,112	11,266,970

Total Bank Loans
(Cost $171,649,580)				172,764,082

CORPORATES — 24.11%*
Automotive — 0.21%
Ford Motor Credit Co. LLC
1.68%	09/08/17		12,002,000	11,993,666
6.63%	08/15/17		69,122,000	71,235,405
General Motors Co.
4.88%	10/02/23		25,149,000	26,400,817
5.00%	04/01/35		4,825,000	4,718,855
5.20%	04/01/45		4,775,000	4,619,373
6.60%	04/01/36		15,025,000	17,112,631
General Motors Financial Co., Inc.
2.40%	05/09/19		18,960,000	18,920,487
3.20%	07/06/21		8,595,000	8,502,346

See accompanying notes to Schedule of Portfolio Investments.

64 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Automotive (continued)
Tenneco, Inc.
5.00%	07/15/26		$2,093,000	$2,058,989

				165,562,569

Banking — 4.76%
Bank of America Corp.
2.00%	01/11/18		50,000	50,128
3.88%	03/22/17		1,250,000	1,257,200
4.10%	07/24/23		3,233,000	3,382,041
5.70%	01/24/22		6,265,000	7,044,892
5.75%	12/01/17		197,750,000	204,884,622
6.00%	09/01/17		41,415,000	42,592,221
Bank of America Corp. (GMTN)
3.30%	01/11/23		35,875,000	36,043,613
3.50%	04/19/26		10,674,000	10,553,574
6.40%	08/28/17		29,704,000	30,629,700
Bank of America Corp. (MTN)
1.58%	12/01/26	[3]	14,400,000	12,798,778
1.70%	08/25/17		2,500,000	2,504,191
3.88%	08/01/25		81,405,000	82,925,401
4.00%	04/01/24		27,435,000	28,339,120
4.13%	01/22/24		86,667,000	90,206,220
5.00%	05/13/21		63,235,000	68,933,106
5.00%	01/21/44		3,270,000	3,566,741
5.65%	05/01/18		114,723,000	120,358,429
6.88%	04/25/18		88,209,000	93,726,297
8.63%	05/02/17	[3]	5,800,000	5,633,540
8.95%	05/18/17	[3]	5,990,000	5,795,325
9.52%	06/06/17	[3]	12,113,000	11,719,327
Bank of America N.A. (BKNT)
1.26%	06/15/17	[3]	51,120,000	51,095,462
5.30%	03/15/17		201,033,000	202,600,052
6.10%	06/15/17		97,869,000	99,913,170
Bank of New York Mellon Corp. (MTN) (The)
1.35%	03/06/18		750,000	748,572
Bank One Corp.
8.00%	04/29/27		2,500,000	3,271,933
Bank One Corp. (STEP)
8.53%	03/01/19		1,810,000	2,035,552
Capital One Bank USA N.A. (BKNT)
2.15%	11/21/18		11,602,000	11,633,336
Capital One Financial Corp.
2.45%	04/24/19		300,000	302,534
3.20%	02/05/25		700,000	681,871
Credit Suisse/New York (GMTN) (Switzerland)
1.58%	01/29/18	[2,3]	15,200,000	15,235,348
Discover Bank
2.00%	02/21/18		14,255,000	14,256,720
2.60%	11/13/18		50,370,000	50,808,703

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
3.45%	07/27/26		$2,465,000	$2,391,231
4.20%	08/08/23		10,900,000	11,372,286
7.00%	04/15/20		9,000,000	9,976,464
Discover Bank (BKNT)
3.10%	06/04/20		60,207,000	61,011,456
3.20%	08/09/21		6,970,000	7,027,105
8.70%	11/18/19		3,676,000	4,190,640
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[2,4]	115,294,000	121,564,149
JPMorgan Chase & Co.
1.80%	01/25/18		8,600,000	8,602,377
1.84%	01/23/20	[3]	15,000,000	15,172,005
2.55%	10/29/20		92,420,000	92,678,221
2.70%	05/18/23		39,800,000	38,867,466
2.75%	06/23/20		33,300,000	33,617,382
2.95%	10/01/26		4,570,000	4,372,517
3.20%	01/25/23		9,750,000	9,861,764
3.63%	05/13/24		4,750,000	4,836,298
3.90%	07/15/25		61,269,000	63,215,087
4.25%	10/15/20		10,525,000	11,138,944
4.25%	10/01/27		12,780,000	13,158,786
4.50%	01/24/22		3,100,000	3,341,476
4.95%	03/25/20		20,000,000	21,558,820
5.60%	07/15/41		4,942,000	5,968,772
6.00%	01/15/18		121,683,000	126,949,805
6.30%	04/23/19		170,000	185,615
JPMorgan Chase Bank N.A. (BKNT)
6.00%	07/05/17		1,678,000	1,716,094
6.00%	10/01/17		294,453,000	303,904,058
Lloyds Banking Group PLC (United Kingdom)
4.58%	12/10/25	[2]	2,100,000	2,119,182
Macquarie Bank Ltd. (Australia)
1.52%	10/27/17	[2,3,4]	89,760,000	89,870,315
1.60%	10/27/17	[2,4]	20,000,000	20,001,120
Royal Bank of Scotland PLC (United Kingdom)
6.00%	12/19/23	[2]	5,200,000	5,408,915
6.40%	10/21/19	[2]	28,875,000	31,459,601
Santander UK Group Holdings PLC (United Kingdom)
2.88%	10/16/20	[2]	79,390,000	78,766,908
UBS AG/Stamford CT (BKNT) (GMTN) (Switzerland)
1.80%	03/26/18	[2]	62,275,000	62,297,357
UBS AG/Stamford CT (GMTN) (Switzerland)
1.70%	03/26/18	[2,3]	80,250,000	80,539,141
UBS AG/Stamford CT (Switzerland)
1.38%	06/01/17	[2]	40,540,000	40,555,486
1.49%	06/01/17	[2,3]	33,900,000	33,945,426

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 65

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Wachovia Corp. (MTN)
5.75%	02/01/18		$20,371,000	$21,224,432
Wells Fargo & Co.
2.10%	07/26/21		104,610,000	101,836,057
2.15%	01/15/19		15,135,000	15,250,568
2.50%	03/04/21		173,620,000	171,446,286
3.00%	04/22/26		115,105,000	109,453,172
3.00%	10/23/26		95,246,000	90,826,014
5.63%	12/11/17		95,344,000	98,887,507
Wells Fargo & Co. (GMTN)
1.50%	01/16/18		24,445,000	24,419,431
2.60%	07/22/20		26,446,000	26,589,533
4.90%	11/17/45		690,000	710,369
Wells Fargo & Co. (MTN)
2.55%	12/07/20		14,221,000	14,198,534
3.30%	09/09/24		5,895,000	5,854,613
Wells Fargo Bank N.A. (BKNT) (MTN)
1.65%	01/22/18		96,560,000	96,590,272
Wells Fargo Bank N.A. (MTN)
2.15%	12/06/19		222,065,000	222,071,906

				3,736,528,682

Commercial Services — 0.03%
IHS Markit Ltd. (Bangladesh)
5.00%	11/01/22	[2,4]	20,698,000	21,577,665

Communications — 2.06%
21st Century Fox America, Inc.
4.75%	09/15/44		5,800,000	5,752,730
4.95%	10/15/45		8,155,000	8,404,845
5.40%	10/01/43		6,105,000	6,597,814
6.15%	03/01/37		6,730,000	7,857,173
6.15%	02/15/41		7,700,000	9,138,014
Altice Financing SA (Luxembourg)
7.50%	05/15/26	[2,4]	4,970,000	5,181,225
Altice U.S. Finance I Corp.
5.38%	07/15/23	[4]	52,123,000	54,273,074
5.50%	05/15/26	[4]	30,294,000	30,899,880
AT&T, Inc.
2.45%	06/30/20		34,000,000	33,791,138
3.40%	05/15/25		97,670,000	94,031,890
3.60%	02/17/23		14,000,000	14,078,785
3.80%	03/15/22		9,029,000	9,250,220
4.13%	02/17/26		112,996,000	114,627,210
4.35%	06/15/45		22,036,000	19,721,737
4.45%	04/01/24		22,195,000	23,171,558
4.50%	05/15/35		40,000,000	38,766,960
4.55%	03/09/49		10,485,000	9,531,760
4.60%	02/15/21		14,804,000	15,671,722
4.75%	05/15/46		42,590,000	40,506,029

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
4.80%	06/15/44		$40,630,000	$38,440,218
5.00%	03/01/21		2,000,000	2,153,048
5.50%	02/01/18		18,549,000	19,277,308
CBS Corp.
2.90%	01/15/27		12,745,000	11,847,586
4.00%	01/15/26		4,822,000	4,907,455
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%	05/01/26	[4]	4,728,000	4,834,380
5.75%	02/15/26	[4]	5,385,000	5,587,207
5.88%	04/01/24	[4]	363,000	388,410
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%	09/15/20	[4]	6,739,000	6,974,865
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22		2,630,000	2,739,442
4.91%	07/23/25		1,460,000	1,538,256
6.38%	10/23/35		43,738,000	49,900,070
6.48%	10/23/45		102,505,000	118,475,279
Comcast Corp.
2.75%	03/01/23		34,775,000	34,577,787
3.60%	03/01/24		600,000	620,800
4.40%	08/15/35		17,230,000	18,058,935
4.60%	08/15/45		7,800,000	8,152,345
Cox Communications, Inc.
3.35%	09/15/26	[4]	15,000,000	14,372,263
CSC Holdings LLC
5.50%	04/15/27	[4]	57,524,000	58,530,670
6.75%	11/15/21		4,216,000	4,542,740
8.63%	02/15/19		8,975,000	9,939,813
DISH DBS Corp.
5.88%	07/15/22		1,846,000	1,949,837
6.75%	06/01/21		11,275,000	12,261,563
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[2]	16,584,000	11,257,219
7.25%	04/01/19	[2]	4,500,000	3,802,500
Level 3 Financing, Inc.
5.25%	03/15/26	[4]	30,446,000	30,179,597
5.63%	02/01/23		866,000	889,815
LIN Television Corp.
5.88%	11/15/22		13,722,000	13,996,440
Neptune Finco Corp.
10.88%	10/15/25	[4]	3,500,000	4,165,000
Nexstar Broadcasting, Inc.
6.13%	02/15/22	[4]	65,000	67,600
Nexstar Escrow Corp.
5.63%	08/01/24	[4]	13,225,000	13,158,875
Numericable-SFR SA (France)
7.38%	05/01/26	[2,4]	5,130,000	5,277,487

See accompanying notes to Schedule of Portfolio Investments.

66 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Sirius XM Radio, Inc.
4.25%	05/15/20	[4]	$2,639,000	$2,681,884
5.75%	08/01/21	[4]	8,000,000	8,347,600
Softbank Group Corp. (Japan)
4.50%	04/15/20	[2,4]	1,000,000	1,028,750
Sprint Communications, Inc.
9.00%	11/15/18	[4]	75,007,000	82,788,976
TCI Communications, Inc.
7.13%	02/15/28		3,235,000	4,300,873
Time Warner Cable LLC
4.50%	09/15/42		5,000,000	4,537,423
5.50%	09/01/41		5,000,000	5,100,095
6.55%	05/01/37		5,170,000	5,881,656
Time Warner Entertainment Co. LP
8.38%	03/15/23		1,400,000	1,759,030
Time Warner, Inc.
3.80%	02/15/27		23,740,000	23,665,290
T-Mobile USA, Inc.
6.25%	04/01/21		6,800,000	7,097,500
6.63%	04/28/21		11,942,000	12,494,318
6.73%	04/28/22		78,814,000	82,656,183
Verizon Communications, Inc.
3.85%	11/01/42		15,905,000	13,780,665
4.40%	11/01/34		27,795,000	27,517,245
4.52%	09/15/48		28,562,000	27,501,293
4.60%	04/01/21		1,200,000	1,288,091
4.67%	03/15/55		2,681,000	2,528,572
4.86%	08/21/46		113,635,000	115,585,374
5.05%	03/15/34		8,260,000	8,764,942
5.15%	09/15/23		50,041,000	55,316,422
5.85%	09/15/35		14,080,000	16,129,661
6.25%	04/01/37		2,680,000	3,178,150
Viacom, Inc.
3.45%	10/04/26		36,345,000	33,693,923
Virgin Media Secured Finance PLC (United Kingdom)
5.25%	01/15/26	[2,4]	4,089,000	4,053,221
5.50%	08/15/26	[2,4]	7,294,000	7,303,118

				1,613,098,829

Consumer Discretionary — 0.50%
Anheuser-Busch InBev Finance, Inc.
3.65%	02/01/26		198,098,000	201,521,926
3.70%	02/01/24		1,250,000	1,294,346
4.70%	02/01/36		59,735,000	63,036,553
Churchill Downs, Inc.
5.38%	12/15/21		13,344,000	13,911,120
DS Services of America, Inc.
10.00%	09/01/21	[4]	32,324,000	35,596,805

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
GLP Capital LP/GLP Financing II, Inc.
5.38%	04/15/26		$20,628,000	$21,564,511
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%	10/15/21	[3]	16,907,000	17,466,047
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
4.38%	07/15/21	[3,4]	3,800,000	3,895,000
5.75%	10/15/20		25,142,000	26,021,970
Spectrum Brands, Inc.
5.75%	07/15/25		4,301,000	4,473,040

				388,781,318

Consumer Products — 0.01%
Newell Brands, Inc.
3.85%	04/01/23		5,750,000	5,965,403
Scotts Miracle-Gro Co.(The)
5.25%	12/15/26	[4]	3,535,000	3,543,838

				9,509,241

Electric — 1.73%
AEP Transmission Co. LLC
3.10%	12/01/26	[4]	16,140,000	15,929,680
Alabama Power Capital Trust V
4.10%	10/01/42	[3]	290,000	272,759
American Transmission Systems, Inc.
5.00%	09/01/44	[4]	10,915,000	11,485,646
Appalachian Power Co.
4.45%	06/01/45		17,930,000	18,410,650
Berkshire Hathaway Energy Co.
4.50%	02/01/45		6,225,000	6,483,742
Cleco Corporate Holdings LLC
3.74%	05/01/26	[4]	4,690,000	4,612,895
Commonwealth Edison Co.
3.65%	06/15/46		22,845,000	21,525,473
Dominion Resources, Inc.
1.88%	12/15/18	[4]	27,940,000	27,882,701
Dominion Resources, Inc. (STEP)
4.10%	04/01/21		2,310,000	2,408,624
Duke Energy Carolinas LLC
3.75%	06/01/45		35,725,000	34,094,815
3.88%	03/15/46		3,000,000	2,942,226
4.00%	09/30/42		17,550,000	17,463,171
4.25%	12/15/41		28,843,000	29,573,680
Duke Energy Corp.
1.63%	08/15/17		400,000	400,545
2.65%	09/01/26		13,665,000	12,787,803
Duke Energy Indiana LLC
3.75%	05/15/46		3,225,000	3,041,239
Duke Energy Indiana LLC, Series UUU
4.20%	03/15/42		7,700,000	7,643,459

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 67

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Duke Energy Indiana LLC, Series WWW
4.90%	07/15/43		$7,000,000	$7,774,263
Duke Energy Progress LLC
3.70%	10/15/46		30,715,000	29,216,200
4.10%	05/15/42		8,915,000	8,885,037
4.15%	12/01/44		10,900,000	10,970,289
4.20%	08/15/45		16,475,000	16,602,933
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[4]	2,000,000	2,239,928
6.25%	08/15/35		42,000	44,889
6.40%	09/15/20	[4]	33,464,000	37,364,125
Dynegy, Inc.
7.38%	11/01/22		1,000,000	960,000
Entergy Corp.
4.00%	07/15/22		13,822,000	14,488,621
5.13%	09/15/20		10,210,000	11,014,630
Entergy Gulf States Louisiana LLC
6.00%	05/01/18		25,905,000	27,324,983
Entergy Texas, Inc.
7.13%	02/01/19		35,000	38,484
Eversource Energy, Series H
3.15%	01/15/25		9,500,000	9,395,994
Exelon Corp.
1.55%	06/09/17		8,735,000	8,734,781
4.45%	04/15/46		16,360,000	16,122,962
FirstEnergy Transmission LLC
4.35%	01/15/25	[4]	25,530,000	26,378,158
5.45%	07/15/44	[4]	63,750,000	67,596,873
Florida Power & Light Co.
3.80%	12/15/42		5,300,000	5,221,769
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[4]	14,617	14,690
GenOn Americas Generation LLC
8.50%	10/01/21	[5]	21,301,000	17,999,345
9.13%	05/01/31		10,514,000	8,621,480
Homer City Generation LP (PIK)
8.14%	10/01/19	[5,6,7]	13,274,266	5,774,306
8.73%	10/01/26	[5,6,8]	54,115,382	23,540,191
Indiana Michigan Power Co., Series K
4.55%	03/15/46		12,600,000	13,129,528
Indianapolis Power & Light Co.
4.70%	09/01/45	[4]	100,000	105,933
IPALCO Enterprises, Inc.
5.00%	05/01/18		7,500,000	7,759,428
ITC Holdings Corp.
3.65%	06/15/24		5,650,000	5,657,496
Jersey Central Power & Light Co.
4.30%	01/15/26	[4]	5,450,000	5,652,418
4.70%	04/01/24	[4]	31,002,000	33,037,436

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
4.80%	06/15/18		$6,075,000	$6,281,113
6.40%	05/15/36		8,900,000	10,138,613
Kansas City Power & Light Co.
3.15%	03/15/23		17,740,000	17,631,999
3.65%	08/15/25		15,195,000	15,265,535
6.38%	03/01/18		4,320,000	4,539,940
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21		75,000	87,707
Metropolitan Edison Co.
3.50%	03/15/23	[4]	11,725,000	11,786,298
4.00%	04/15/25	[4]	32,119,000	32,590,655
7.70%	01/15/19		14,000	15,417
MidAmerican Energy Co.
3.50%	10/15/24		13,474,000	13,941,157
4.25%	05/01/46		33,420,000	34,506,685
4.40%	10/15/44		8,875,000	9,450,020
4.80%	09/15/43		15,005,000	16,618,990
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28	[5]	8,836,850	7,467,139
Nevada Power Co.
5.45%	05/15/41		600,000	705,959
NextEra Energy Capital Holdings, Inc.
1.59%	06/01/17		12,940,000	12,953,859
1.65%	09/01/18		12,248,000	12,214,018
2.30%	04/01/19		7,190,000	7,246,240
NextEra Energy Capital Holdings, Inc.,
Series F
2.06%	09/01/17		24,226,000	24,330,862
Niagara Mohawk Power Corp.
3.51%	10/01/24	[4]	6,000,000	6,122,907
Oncor Electric Delivery Co. LLC
4.10%	06/01/22		16,683,000	17,839,357
5.25%	09/30/40		9,938,000	11,659,002
5.30%	06/01/42		24,358,000	28,675,236
7.00%	09/01/22		25,475,000	31,135,137
PacifiCorp
3.35%	07/01/25		7,200,000	7,314,566
Pennsylvania Electric Co.
4.15%	04/15/25	[4]	25,325,000	25,632,386
5.20%	04/01/20		25,200,000	27,013,984
6.05%	09/01/17		2,760,000	2,836,761
Potomac Electric Power Co.
3.60%	03/15/24		7,123,000	7,380,439
4.15%	03/15/43		42,877,000	43,781,233
Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	5,279,315
Public Service Co. of New Mexico
3.85%	08/01/25		10,000,000	10,028,761
5.35%	10/01/21		5,320,000	5,665,682

See accompanying notes to Schedule of Portfolio Investments.

68 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
7.95%	05/15/18		$41,187,000	$44,727,270
Public Service Electric & Gas Co. (MTN)
3.65%	09/01/42		7,215,000	6,924,603
4.15%	11/01/45		24,175,000	25,040,707
Public Service Electric & Gas Co., Series K
4.05%	05/01/45		15,770,000	15,830,446
Puget Energy, Inc.
6.00%	09/01/21		3,494,000	3,917,078
Southern Co. Gas Capital Corp.
2.45%	10/01/23		11,015,000	10,572,302
Southwestern Electric Power Co.
6.20%	03/15/40		5,710,000	6,877,587
6.45%	01/15/19		28,760,000	31,299,985
Southwestern Electric Power Co., Series J
3.90%	04/01/45		33,886,000	31,702,810
Southwestern Electric Power Co., Series K
2.75%	10/01/26		26,350,000	24,925,703
Tucson Electric Power Co.
3.85%	03/15/23		85,000	84,734
Virginia Electric & Power Co.
5.40%	04/30/18		18,865,000	19,771,323
Virginia Electric & Power Co., Series A
3.15%	01/15/26		3,285,000	3,267,985
Virginia Electric & Power Co., Series B
2.95%	11/15/26		18,625,000	18,143,469
Virginia Electric & Power Co., Series C
4.00%	11/15/46		11,555,000	11,603,421

				1,361,452,673

Energy — 1.36%
Anadarko Petroleum Corp.
4.50%	07/15/44		27,421,000	25,862,198
Boardwalk Pipelines LP
4.95%	12/15/24		81,820,000	84,163,611
5.20%	06/01/18		10,819,000	11,185,834
5.75%	09/15/19		1,090,000	1,177,658
5.95%	06/01/26		23,235,000	25,354,951
BP Capital Markets PLC (United Kingdom)
1.85%	05/05/17	[2]	500,000	501,053
3.06%	03/17/22	[2]	11,653,000	11,775,625
3.25%	05/06/22	[2]	10,000,000	10,218,810
3.51%	03/17/25	[2]	9,267,000	9,365,281
3.54%	11/04/24	[2]	20,883,000	21,194,752
Brooklyn Union Gas Co. (The)
3.41%	03/10/26	[4]	23,400,000	23,547,268
4.50%	03/10/46	[4]	24,650,000	25,498,145
Devon Energy Corp.
3.25%	05/15/22		8,100,000	8,097,935
4.75%	05/15/42		11,800,000	11,261,165

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
5.60%	07/15/41		$3,590,000	$3,710,003
El Paso LLC (GMTN)
7.80%	08/01/31		3,000,000	3,717,528
Enbridge Energy Partners LP
5.50%	09/15/40		4,700,000	4,713,279
5.88%	10/15/25		23,730,000	26,701,993
7.38%	10/15/45		44,430,000	55,282,650
Energy Transfer Partners LP
3.60%	02/01/23		41,070,000	40,447,173
3.90%	11/01/66	[3]	62,819,000	49,430,701
4.75%	01/15/26		4,250,000	4,401,695
4.90%	03/15/35		6,490,000	6,128,793
5.15%	03/15/45		44,825,000	43,069,205
5.50%	06/01/27		10,700,000	10,486,000
6.50%	02/01/42		2,000,000	2,177,492
Exxon Mobil Corp.
2.73%	03/01/23		19,007,000	19,052,750
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[4]	19,050,000	21,327,847
Gulfport Energy Corp.
6.38%	05/15/25	[4]	26,095,000	26,491,644
HollyFrontier Corp.
5.88%	04/01/26		20,000,000	20,511,620
KeySpan Gas East Corp.
2.74%	08/15/26	[4]	30,307,000	28,972,654
Kinder Morgan, Inc.
6.95%	06/01/28		7,000,000	7,231,798
NGPL Pipe Co. LLC
7.12%	12/15/17	[4]	17,310,000	18,132,225
Noble Energy, Inc.
5.05%	11/15/44		27,413,000	27,637,595
Panhandle Eastern Pipeline Co. LP
8.13%	06/01/19		2,407,000	2,655,889
Pioneer Natural Resources Co.
3.95%	07/15/22		6,810,000	7,073,976
4.45%	01/15/26		1,749,000	1,862,932
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23		5,000,000	5,080,800
5.00%	10/01/22		1,722,000	1,819,939
Rockies Express Pipeline LLC
6.00%	01/15/19	[4]	15,106,000	15,974,595
6.85%	07/15/18	[4]	23,896,000	25,225,215
Ruby Pipeline LLC
6.00%	04/01/22	[4]	41,730,000	44,144,081
Shell International Finance BV (Netherlands)
3.25%	05/11/25	[2]	10,035,000	10,019,064
4.38%	05/11/45	[2]	21,509,000	21,885,489
4.55%	08/12/43	[2]	4,075,000	4,236,370

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 69

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Spectra Energy Partners LP
4.50%	03/15/45		$18,866,000	$18,008,710
TC PipeLines LP
4.38%	03/13/25		36,050,000	36,394,350
4.65%	06/15/21		6,108,000	6,401,770
Tennessee Gas Pipeline Co. LLC
7.63%	04/01/37		40,000	48,493
8.38%	06/15/32		5,224,000	6,523,106
Texas Eastern Transmission LP
2.80%	10/15/22	[4]	35,272,000	34,382,211
Trans-Canada Pipelines Ltd. (Canada)
6.35%	05/15/67	[2,3]	85,000	71,188
Williams Cos., Inc. (The)
7.88%	09/01/21		4,538,000	5,207,355
Williams Partners LP
3.35%	08/15/22		10,070,000	9,904,295
3.60%	03/15/22		52,779,000	53,118,897
5.25%	03/15/20		5,910,000	6,319,013
6.30%	04/15/40		54,995,000	58,788,731
Williams Partners LP/ACMP Finance Corp.
4.88%	05/15/23		2,175,000	2,223,525

				1,066,198,925

Entertainment — 0.00%
Carmike Cinemas, Inc.
6.00%	06/15/23	[4]	1,330,000	1,396,500

Finance — 4.27%
Alta Wind Holdings LLC
7.00%	06/30/35	[4,5]	11,257,370	12,304,361
American Express Bank FSB (BKNT)
6.00%	09/13/17		8,100,000	8,347,856
American Express Co.
7.00%	03/19/18		47,923,000	50,972,604
Bear Stearns Cos. LLC (The)
4.65%	07/02/18		4,330,000	4,510,670
6.40%	10/02/17		255,549,000	264,764,097
7.25%	02/01/18		148,896,000	157,592,122
CIT Group, Inc.
4.25%	08/15/17		9,633,000	9,789,536
6.63%	04/01/18	[4]	6,632,000	7,005,050
Citigroup Capital III
7.63%	12/01/36		7,438,000	8,707,562
Citigroup, Inc.
1.35%	03/10/17		31,282,000	31,290,603
1.39%	08/14/17	[3]	5,355,000	5,358,101
1.48%	08/25/36	[3]	84,199,000	67,087,827
1.49%	03/10/17	[3]	4,345,000	4,348,120
1.55%	08/14/17		36,333,000	36,363,847
1.63%	11/24/17	[3]	46,230,000	46,332,816

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
1.70%	04/27/18		$63,841,000	$63,720,851
1.75%	05/01/18		46,794,000	46,676,133
1.80%	02/05/18		111,945,000	111,912,312
1.85%	11/24/17		44,000,000	44,092,840
2.15%	07/30/18		19,250,000	19,325,614
2.50%	09/26/18		8,500,000	8,582,493
4.50%	01/14/22		265,000	283,205
5.50%	09/13/25		10,000,000	11,009,280
6.00%	08/15/17		10,750,000	11,046,635
6.13%	11/21/17		31,236,000	32,484,100
6.13%	05/15/18		38,522,000	40,652,401
Countrywide Capital III, Series B
8.05%	06/15/27		3,000,000	3,603,780
Discover Financial Services
3.85%	11/21/22		10,899,000	11,079,509
5.20%	04/27/22		4,515,000	4,869,897
Ford Motor Credit Co. LLC
1.46%	03/27/17		19,898,000	19,902,318
1.72%	12/06/17		12,428,000	12,418,865
1.95%	01/09/18	[3]	45,075,000	45,214,327
2.15%	01/09/18		12,840,000	12,868,209
2.24%	06/15/18		10,000,000	10,017,525
2.55%	10/05/18		4,370,000	4,397,286
3.00%	06/12/17		27,062,000	27,224,128
3.34%	03/18/21		12,900,000	13,020,080
5.00%	05/15/18		1,948,000	2,022,844
GE Capital International Funding Co. (Ireland)
4.42%	11/15/35	[2]	117,224,000	123,077,463
General Electric Corp. (GMTN)
3.10%	01/09/23		18,369,000	18,631,805
5.63%	05/01/18		295,000	311,256
6.15%	08/07/37		4,121,000	5,329,269
General Electric Corp. (MTN)
1.26%	05/05/26	[3]	49,485,000	47,952,509
1.39%	08/15/36	[3]	13,220,000	11,366,001
4.38%	09/16/20		15,815,000	17,010,685
5.88%	01/14/38		13,571,000	17,115,353
General Electric Corp., Series A (MTN)
6.75%	03/15/32		3,984,000	5,311,437
General Motors Financial Co., Inc.
3.00%	09/25/17		52,050,000	52,504,240
3.10%	01/15/19		44,080,000	44,639,816
4.38%	09/25/21		10,000,000	10,402,000
4.75%	08/15/17		47,107,000	47,983,379
Goldman Sachs Group, Inc. (GMTN) (The)
5.38%	03/15/20		60,000	65,147
7.50%	02/15/19		21,655,000	24,018,189

See accompanying notes to Schedule of Portfolio Investments.

70 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc. (MTN) (The)
1.76%	12/15/17	[3]	$19,550,000	$19,614,886
3.85%	07/08/24		123,639,000	126,175,392
Goldman Sachs Group, Inc. (The)
1.59%	05/22/17	[3]	19,100,000	19,133,425
2.38%	01/22/18		140,077,000	140,901,913
2.88%	02/25/21		13,750,000	13,820,634
3.75%	02/25/26		2,824,000	2,835,536
4.75%	10/21/45		4,641,000	4,935,567
5.15%	05/22/45		2,700,000	2,853,945
5.25%	07/27/21		13,000,000	14,274,416
5.95%	01/18/18		272,525,000	283,972,685
6.15%	04/01/18		105,549,000	111,062,035
Goldman Sachs Group, Inc., Series D (MTN) (The)
6.00%	06/15/20		9,510,000	10,562,828
International Lease Finance Corp.
7.13%	09/01/18	[4]	114,768,000	123,734,250
KKR Group Finance Co. III LLC
5.13%	06/01/44	[4]	18,980,000	17,958,591
Morgan Stanley
1.74%	01/05/18	[3]	81,335,000	81,661,072
4.75%	03/22/17		15,372,000	15,488,612
Morgan Stanley (GMTN)
3.70%	10/23/24		2,080,000	2,110,744
3.88%	01/27/26		2,245,000	2,276,895
4.00%	07/23/25		17,700,000	18,129,667
5.45%	01/09/17		24,765,000	24,776,825
5.50%	07/24/20		51,988,000	56,983,943
6.63%	04/01/18		151,575,000	160,342,856
7.30%	05/13/19		100,122,000	111,624,916
Morgan Stanley (MTN)
5.55%	04/27/17		2,390,000	2,421,820
5.63%	09/23/19		23,511,000	25,496,686
5.95%	12/28/17		91,000,000	94,738,189
6.25%	08/28/17		43,000,000	44,316,897
Morgan Stanley, Series F
3.88%	04/29/24		6,367,000	6,540,176
Pipeline Funding Co. LLC
7.50%	01/15/30	[4]	28,618,920	34,432,782
Protective Life Global Funding
2.70%	11/25/20	[4]	32,195,000	32,280,478
Raymond James Financial, Inc.
4.95%	07/15/46		7,090,000	6,725,936
8.60%	08/15/19		8,453,000	9,703,283
SL Green Realty Corp.
5.00%	08/15/18		32,299,000	33,404,966

				3,352,211,199

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food — 0.35%
Kraft Heinz Foods Co.
2.25%	06/05/17		$5,775,000	$5,790,107
3.00%	06/01/26		36,576,000	34,408,250
3.95%	07/15/25		15,614,000	15,845,306
4.38%	06/01/46		96,228,000	90,638,260
5.20%	07/15/45		26,987,000	28,295,775
6.13%	08/23/18		4,550,000	4,843,204
Lamb Weston Holdings, Inc.
4.63%	11/01/24	[4]	7,978,000	8,017,890
4.88%	11/01/26	[4]	7,532,000	7,484,925
Mondelez International Holdings Netherlands BV (Netherlands)
1.63%	10/28/19	[2,4]	69,630,000	68,324,229
TreeHouse Foods, Inc.
6.00%	02/15/24	[4]	8,956,000	9,448,580

				273,096,526

Health Care — 3.91%
Abbott Laboratories
2.35%	11/22/19		35,000,000	35,065,555
2.90%	11/30/21		16,530,000	16,505,354
3.75%	11/30/26		138,308,000	137,663,001
AbbVie, Inc.
1.80%	05/14/18		114,283,000	114,406,997
2.30%	05/14/21		4,580,000	4,492,037
3.20%	05/14/26		27,640,000	26,216,257
3.60%	05/14/25		54,125,000	53,706,181
4.45%	05/14/46		22,558,000	21,628,342
4.50%	05/14/35		51,764,000	51,016,787
4.70%	05/14/45		29,942,000	29,481,089
Actavis Funding SCS (Luxembourg)
1.30%	06/15/17	[2]	36,724,000	36,713,075
1.85%	03/01/17	[2]	10,492,000	10,492,430
3.45%	03/15/22	[2]	14,725,000	14,963,177
3.80%	03/15/25	[2]	211,403,000	212,022,199
3.85%	06/15/24	[2]	32,949,000	33,294,701
4.55%	03/15/35	[2]	94,769,000	94,089,411
4.75%	03/15/45	[2]	22,936,000	22,603,566
Actavis, Inc.
1.88%	10/01/17		16,775,000	16,818,937
Aetna, Inc.
1.50%	11/15/17		17,284,000	17,273,837
1.70%	06/07/18		50,400,000	50,510,948
1.90%	06/07/19		55,000,000	54,904,935
2.80%	06/15/23		52,720,000	51,990,197
3.20%	06/15/26		55,700,000	55,162,414
4.25%	06/15/36		36,295,000	36,508,923
4.38%	06/15/46		36,195,000	36,000,050
Amgen, Inc.
1.25%	05/22/17		13,137,000	13,139,575

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 71

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Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
2.13%	05/15/17		$47,535,000	$47,694,385
3.63%	05/15/22		5,312,000	5,495,838
4.40%	05/01/45		32,883,000	31,644,922
4.56%	06/15/48	[4]	25,097,000	23,931,582
4.66%	06/15/51	[4]	25,279,000	24,410,146
5.85%	06/01/17		46,916,000	47,781,084
Anthem, Inc.
1.88%	01/15/18		29,325,000	29,358,771
Ascension Health
3.95%	11/15/46		25,690,000	24,816,761
AstraZeneca PLC (United Kingdom)
3.38%	11/16/25	[2]	41,823,000	41,595,148
Baxalta, Inc.
2.88%	06/23/20		28,810,000	28,826,393
4.00%	06/23/25		3,047,000	3,056,424
Baylor Scott & White Holdings
4.19%	11/15/45		30,300,000	29,757,536
Biogen, Inc.
5.20%	09/15/45		12,440,000	13,366,170
Catholic Health Initiatives
2.95%	11/01/22		24,505,000	23,809,560
Celgene Corp.
2.88%	08/15/20		4,350,000	4,403,588
4.63%	05/15/44		12,750,000	12,531,643
5.00%	08/15/45		159,876,000	167,809,847
Centene Corp.
4.75%	05/15/22		6,051,000	6,141,765
4.75%	01/15/25		69,199,000	67,728,521
DaVita HealthCare Partners, Inc.
5.00%	05/01/25		28,461,000	28,204,851
5.13%	07/15/24		3,894,000	3,898,867
5.75%	08/15/22		14,150,000	14,839,813
Express Scripts Holding Co.
3.40%	03/01/27		43,512,000	40,852,938
4.80%	07/15/46		18,265,000	17,214,968
Forest Laboratories LLC
5.00%	12/15/21	[4]	11,870,000	12,827,019
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[4]	3,888,000	4,036,230
4.75%	10/15/24	[4]	7,690,000	7,805,350
5.75%	02/15/21	[4]	1,622,000	1,759,870
Gilead Sciences, Inc.
2.95%	03/01/27		49,845,000	47,766,613
3.25%	09/01/22		19,133,000	19,612,668
3.70%	04/01/24		16,915,000	17,377,964
4.00%	09/01/36		25,000,000	24,019,750
4.15%	03/01/47		53,980,000	51,399,432
4.50%	02/01/45		4,620,000	4,624,930
4.75%	03/01/46		3,489,000	3,618,540

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Grifols Worldwide Operations Ltd. (Ireland)
5.25%	04/01/22	[2]	$12,714,000	$13,222,560
HCA, Inc.
4.25%	10/15/19		9,790,000	10,206,075
4.75%	05/01/23		7,305,000	7,494,473
5.00%	03/15/24		38,500,000	39,703,125
5.25%	04/15/25		21,598,000	22,596,907
5.25%	06/15/26		1,537,000	1,594,637
5.88%	03/15/22		6,237,000	6,735,960
6.50%	02/15/20		16,528,000	18,143,612
Humana, Inc.
7.20%	06/15/18		10,166,000	10,929,465
Memorial Sloan-Kettering Cancer Center, Series 2015
4.20%	07/01/55		1,233,000	1,201,259
Merck & Co., Inc.
3.70%	02/10/45		215,000	204,932
MPH Acquisition Holdings LLC
7.13%	06/01/24	[4]	4,000,000	4,210,000
Mylan NV (Netherlands)
2.50%	06/07/19	[2,4]	43,540,000	43,430,998
New York and Presbyterian Hospital (The)
4.02%	08/01/45		23,230,000	22,635,347
Northwell Healthcare, Inc.
3.98%	11/01/46		34,525,000	31,864,055
4.80%	11/01/42		40,000	39,821
6.15%	11/01/43		25,265,000	31,248,510
NYU Hospitals Center, Series 13, Class A
5.75%	07/01/43		6,040,000	7,047,834
Quintiles Transnational Corp.
4.88%	05/15/23	[4]	11,438,000	11,634,162
RWJ Barnabas Health, Inc.
3.95%	07/01/46		12,945,000	11,979,530
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[2]	283,425,000	280,015,681
Stryker Corp.
4.63%	03/15/46		25,000,000	25,531,900
Tenet Healthcare Corp.
4.38%	10/01/21		380,000	378,100
4.46%	06/15/20	[3]	28,938,000	29,299,725
4.50%	04/01/21		3,303,000	3,311,258
6.00%	10/01/20		13,724,000	14,410,200
6.75%	06/15/23		11,291,000	10,006,649
7.50%	01/01/22	[4]	5,328,000	5,557,770
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.40%	07/20/18	[2]	9,620,000	9,535,753
2.80%	07/21/23	[2]	48,390,000	45,474,503
3.15%	10/01/26	[2]	50,000,000	46,187,875
Trinity Health Corp.
4.13%	12/01/45		17,833,000	17,252,548

See accompanying notes to Schedule of Portfolio Investments.

72 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
UnitedHealth Group, Inc.
4.63%	07/15/35		$15,765,000	$17,206,536
Valeant Pharmaceuticals International, Inc.
6.75%	08/15/21	[4]	9,000,000	7,515,000
7.25%	07/15/22	[4]	2,550,000	2,097,375
Valeant Pharmaceuticals International, Inc. (Canada)
5.50%	03/01/23	[2,4]	4,912,000	3,708,560
5.63%	12/01/21	[2,4]	14,083,000	10,958,334
5.88%	05/15/23	[2,4]	50,437,000	38,332,120
6.13%	04/15/25	[2,4]	32,581,000	24,598,655
WellCare Health Plans, Inc.
5.75%	11/15/20		2,117,000	2,176,541

				3,070,368,207

Industrials — 0.42%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
3.96%	12/15/19	[2,3,4]	24,120,000	24,542,100
4.16%	05/15/21	[2,3,4]	7,451,000	7,693,157
Ball Corp.
4.00%	11/15/23		405,000	399,431
5.25%	07/01/25		3,073,000	3,222,809
Clean Harbors, Inc.
5.13%	06/01/21		25,253,000	25,904,527
General Electric Co.
4.50%	03/11/44		3,833,000	4,130,411
Graphic Packaging International, Inc.
4.13%	08/15/24		5,487,000	5,253,803
Metropolitan Life Global Funding I
1.35%	09/14/18	[4]	14,400,000	14,298,911
SBA Communications Corp.
4.88%	09/01/24	[4]	54,101,000	53,627,616
Sealed Air Corp.
5.25%	04/01/23	[4]	22,311,000	23,259,218
5.50%	09/15/25	[4]	4,157,000	4,370,046
Siemens Financieringsmaatschappij NV (Netherlands)
2.00%	09/15/23	[2,4]	33,250,000	31,480,051
2.35%	10/15/26	[2,4]	133,010,000	123,189,074
Standard Industries, Inc.
5.13%	02/15/21	[4]	1,000,000	1,040,625
United Technologies Corp.
3.75%	11/01/46		11,775,000	11,140,581

				333,552,360

Information Technology — 0.65%
Apple, Inc.
3.25%	02/23/26		7,679,000	7,721,266
3.85%	08/04/46		17,355,000	16,706,687
4.38%	05/13/45		17,230,000	17,731,600

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)
4.65%	02/23/46		$43,620,000	$47,222,052
First Data Corp.
5.00%	01/15/24	[4]	83,053,000	83,806,291
IMS Health, Inc.
5.00%	10/15/26	[4]	7,324,000	7,383,507
Microsoft Corp.
2.40%	08/08/26		28,315,000	26,649,342
3.75%	02/12/45		86,215,000	81,053,308
4.45%	11/03/45		57,631,000	61,191,213
MSCI, Inc.
4.75%	08/01/26	[4]	26,317,000	26,284,104
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[2,4]	8,800,000	8,942,331
4.13%	06/01/21	[2,4]	14,690,000	15,204,150
Oracle Corp.
2.40%	09/15/23		50,955,000	49,461,590
4.00%	07/15/46		60,215,000	57,615,880
4.13%	05/15/45		4,800,000	4,663,450

				511,636,771

Insurance — 1.22%
Berkshire Hathaway Finance Corp.
4.30%	05/15/43		7,200,000	7,440,161
4.40%	05/15/42		57,751,000	60,786,046
Berkshire Hathaway, Inc.
2.75%	03/15/23		65,000,000	64,810,980
3.13%	03/15/26		62,239,000	61,934,247
4.50%	02/11/43		39,529,000	42,440,528
Farmers Exchange Capital
7.05%	07/15/28	[4]	10,634,000	12,362,323
7.20%	07/15/48	[4]	18,265,000	20,514,901
Farmers Exchange Capital II
6.15%	11/01/53	[3,4]	69,710,000	72,341,866
Farmers Exchange Capital III
5.45%	10/15/54	[3,4]	69,560,000	67,473,200
Guardian Life Global Funding
2.00%	04/26/21	[4]	5,475,000	5,334,772
Jackson National Life Global Funding
1.88%	10/15/18	[4]	55,605,000	55,750,435
MassMutual Global Funding II
2.00%	04/15/21	[4]	8,250,000	8,040,108
Metropolitan Life Global Funding I
1.50%	01/10/18	[4]	14,800,000	14,795,728
1.55%	09/13/19	[4]	17,000,000	16,732,643
1.75%	12/19/18	[4]	46,175,000	46,188,622
1.88%	06/22/18	[4]	23,650,000	23,720,794
1.95%	09/15/21	[4]	90,555,000	88,037,299
2.50%	12/03/20	[4]	57,015,000	57,066,713
3.88%	04/11/22	[4]	13,935,000	14,735,705

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 73

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Nationwide Mutual Insurance Co.
3.25%	12/15/24	[3,4]	$18,949,000	$18,617,393
New York Life Global Funding
1.55%	11/02/18	[4]	32,050,000	31,962,648
2.00%	04/13/21	[4]	24,750,000	24,245,445
2.35%	07/14/26	[4]	14,175,000	13,221,285
Pricoa Global Funding I
1.60%	05/29/18	[4]	24,825,000	24,816,522
2.20%	06/03/21	[4]	32,450,000	31,895,559
2.55%	11/24/20	[4]	17,155,000	17,175,372
Principal Life Global Funding II
3.00%	04/18/26	[4]	27,620,000	26,903,855
Teachers Insurance & Annuity
Association of America
4.38%	09/15/54	[3,4]	19,650,000	19,463,531
4.90%	09/15/44	[4]	7,628,000	8,270,956

				957,079,637

Materials — 0.03%
Axalta Coating Systems LLC
4.88%	08/15/24	[4]	9,944,000	9,993,720
Valvoline, Inc.
5.50%	07/15/24	[4]	10,605,000	11,002,688

				20,996,408

Real Estate Investment Trust (REIT) — 1.53%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		5,205,000	5,196,734
3.90%	06/15/23		57,677,000	58,493,130
3.95%	01/15/27		17,500,000	17,333,251
4.30%	01/15/26		6,775,000	6,975,594
4.60%	04/01/22		43,748,000	45,985,176
AvalonBay Communities, Inc. (GMTN)
3.95%	01/15/21		7,245,000	7,582,081
Boston Properties LP
3.13%	09/01/23		5,000,000	4,910,150
3.65%	02/01/26		5,000,000	4,955,487
3.70%	11/15/18		26,115,000	26,897,693
5.63%	11/15/20		8,659,000	9,527,221
Camden Property Trust
4.63%	06/15/21		600,000	641,227
Duke Realty LP
6.50%	01/15/18		15,590,000	16,314,826
Education Realty Operating Partnership LP
4.60%	12/01/24		6,615,000	6,551,470
5.75%	06/15/17		45,000	45,887
Essex Portfolio LP
5.50%	03/15/17		100,000	100,804

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
First Industrial LP (MTN)
7.50%	12/01/17		$80,000	$83,833
HCP, Inc.
3.15%	08/01/22		12,660,000	12,479,899
3.40%	02/01/25		26,725,000	25,615,645
3.75%	02/01/19		7,907,000	8,113,851
3.88%	08/15/24		24,650,000	24,534,305
4.00%	12/01/22		54,420,000	55,695,491
4.20%	03/01/24		24,904,000	25,386,458
4.25%	11/15/23		85,445,000	87,348,116
5.63%	05/01/17		11,950,000	12,109,316
Healthcare Realty Trust, Inc.
5.75%	01/15/21		30,455,000	33,473,578
Highwoods Realty LP
5.85%	03/15/17		23,850,000	24,052,844
7.50%	04/15/18		15,585,000	16,619,532
Hospitality Properties Trust
6.70%	01/15/18		5,926,000	6,076,627
Kimco Realty Corp.
6.88%	10/01/19		9,175,000	10,281,559
Post Apartment Homes LP
4.75%	10/15/17		21,885,000	22,223,079
Realty Income Corp.
6.75%	08/15/19		15,645,000	17,489,131
SL Green Realty Corp.
4.50%	12/01/22		8,570,000	8,666,104
7.75%	03/15/20		26,913,000	30,372,262
Ventas Realty LP
3.13%	06/15/23		1,235,000	1,214,109
3.25%	10/15/26		8,095,000	7,659,712
3.50%	02/01/25		27,105,000	26,732,089
3.75%	05/01/24		10,000,000	10,104,105
4.13%	01/15/26		25,010,000	25,614,767
4.38%	02/01/45		7,600,000	7,163,372
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		3,660,000	3,668,462
2.70%	04/01/20		31,673,000	31,887,426
3.25%	08/15/22		3,000,000	3,013,600
4.25%	03/01/22		10,000,000	10,571,890
VEREIT Operating Partnership LP
3.00%	02/06/19		23,423,000	23,335,164
4.13%	06/01/21		19,825,000	20,221,500
4.88%	06/01/26		18,429,000	18,774,544
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[4]	57,205,000	57,248,919
2.70%	09/17/19	[4]	109,946,000	111,314,185
3.25%	10/05/20	[4]	68,280,000	69,529,797
Welltower, Inc.
2.25%	03/15/18		11,443,000	11,495,409

See accompanying notes to Schedule of Portfolio Investments.

74 / N-Q Report December 2016

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Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
3.75%	03/15/23		$11,170,000	$11,409,697
4.00%	06/01/25		32,209,000	32,974,382
4.13%	04/01/19		17,505,000	18,140,677
4.25%	04/01/26		13,320,000	13,849,623
4.50%	01/15/24		4,698,000	4,962,474
4.70%	09/15/17		28,088,000	28,696,189
4.95%	01/15/21		3,732,000	4,017,541
6.50%	03/15/41		13,430,000	16,060,930

				1,201,792,924

Retail — 0.43%
CVS Health Corp.
3.88%	07/20/25		32,800,000	33,909,770
4.00%	12/05/23		4,693,000	4,931,856
4.88%	07/20/35		78,060,000	84,242,040
5.13%	07/20/45		26,405,000	29,530,982
Walgreens Boots Alliance, Inc.
1.75%	05/30/18		13,925,000	13,937,449
3.10%	06/01/23		40,495,000	40,285,398
3.45%	06/01/26		49,700,000	48,882,684
3.80%	11/18/24		12,810,000	13,030,896
4.80%	11/18/44		20,035,000	20,586,143
Wal-Mart Stores, Inc.
4.00%	04/11/43		4,600,000	4,632,154
4.30%	04/22/44		6,143,000	6,498,274
4.75%	10/02/43		32,175,000	36,010,904

				336,478,550

Services — 0.12%
Aramark Services, Inc.
4.75%	06/01/26	[4]	31,943,000	31,863,143
5.13%	01/15/24	[4]	967,000	999,636
University of Southern California
3.03%	10/01/39		70,000,000	62,208,055

				95,070,834

Transportation — 0.52%
America West Airlines Pass-Through Trust, Series 1999-1, Class G
7.93%	01/02/19		4,348,226	4,614,555
America West Airlines Pass-Through Trust, Series 2001-1, Class G
7.10%	04/02/21		7,186,523	7,801,690
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		2,920,340	3,142,870
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%	07/15/25		20,241,630	20,924,784

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23	$112,361,022	$119,945,391
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18	530,024	534,993
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	08/02/20	2,698,541	2,813,094
Continental Airlines Pass-Through Trust, Series 1999-2 AMBC, Class C2
6.24%	03/15/20	63,280	65,887
Continental Airlines Pass-Through Trust, Series 1999-2, Class A1
7.26%	03/15/20	5,297,523	5,625,439
Continental Airlines Pass-Through Trust, Series 2000-1, Class A-1
8.05%	11/01/20	12,471	13,618
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	10/02/22	3,765,067	4,063,919
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22	33,690,667	37,270,301
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22	1,234,075	1,293,126
Continental Airlines Pass-Through Trust, Series 2009, Class A2
7.25%	11/10/19	31,784,463	35,558,867
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23	41,698,906	47,432,506
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22	3,562,518	4,128,246
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%	04/01/28	19,923,872	20,425,953
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
6.25%	04/22/23	21,066,492	23,541,805
7.13%	10/22/23	4,071,714	4,705,374
U.S. Airways Pass-Through Trust, Series 2011-1, Class G
7.08%	03/20/21	1,397,232	1,483,686
U.S. Airways Pass-Through Trust, Series 2012, Class A
4.63%	06/03/25	11,469	12,200
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24	48,281,681	53,894,426

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 75

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Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
UAL Pass-Through Trust, Series 2009-2A, Class 2
9.75%	01/15/17		$6,728,031	$6,778,491

				406,071,221

Total Corporates
(Cost $18,924,889,151)				18,922,461,039

MORTGAGE-BACKED — 37.46%**
Commercial Mortgage-Backed — 2.26%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2
3.90%	08/10/35	[4]	36,885,000	38,731,898
225 Liberty Street Trust, Series 2016-225L,
Class A
3.60%	02/10/36	[4]	63,710,000	65,509,151
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2012-PARK, Class A
2.96%	12/10/30	[4]	10,335,000	10,411,375
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2014-520M, Class A
4.18%	08/15/46	[3,4]	8,188,103	8,800,785
Banc of America Re-REMIC Trust, Series 2009-UB2, Class A4AA
5.72%	02/24/51	[3,4]	9,694,180	9,720,321
Banc of America Re-REMIC Trust, Series 2009-UB2, Class A4AB
5.78%	12/24/49	[3,4]	8,908,209	8,985,471
Banc of America Re-REMIC Trust, Series 2010-UB5, Class A4B
5.74%	02/17/51	[3,4]	25,000,000	25,405,122
Bayview Commercial Asset Trust, Series 2004-1, Class A
1.12%	04/25/34	[3,4]	48,347	46,068
Bayview Commercial Asset Trust, Series 2004-2, Class A
1.19%	08/25/34	[3,4]	461,285	440,439
BBCMS Trust, Series 2015-SRCH, Class A2
4.20%	08/10/35	[4]	48,985,000	52,562,046
Capmark Mortgage Securities, Inc., Series
1998-C2, Class X (IO)
1.09%	05/15/35	[3,5]	6,301,751	75,944
CFCRE Commercial Mortgage Trust,
Series 2011-C2, Class A2
3.06%	12/15/47		1,317,337	1,316,442
CGRBS Commercial Mortgage Trust,
Series 2013-VN05, Class A
3.37%	03/13/35	[4]	13,300,000	13,659,433
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A
3.25%	05/10/35	[4]	5,000	5,100

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2
1.77%	10/15/45		$47,823,063	$47,892,615
Commercial Mortgage Trust, Series 2007-GG9, Class AM
5.48%	03/10/39		47,961,842	48,052,970
Commercial Mortgage Trust, Series 2013-300P, Class A1
4.35%	08/10/30	[4]	14,635,000	15,840,704
Commercial Mortgage Trust, Series 2013-CR12, Class A4
4.05%	10/10/46		440,000	470,851
Commercial Mortgage Trust, Series 2013-CR6, Class A2
2.12%	03/10/46		24,355,000	24,523,960
Commercial Mortgage Trust, Series 2013-LC6, Class A2
1.91%	01/10/46		13,815,000	13,861,976
Commercial Mortgage Trust, Series 2013-SFS, Class A2
2.99%	04/12/35	[3,4]	7,205,000	7,151,071
Commercial Mortgage Trust, Series 2014-277P, Class A
3.61%	08/10/49	[3,4]	15,960,000	16,524,585
Commercial Mortgage Trust, Series 2015-3BP, Class A
3.18%	02/10/35	[4]	16,440,000	16,479,328
Commercial Mortgage Trust, Series 2016-787S, Class A
3.55%	02/01/36	[3,4]	74,550,000	76,315,914
Commercial Mortgage Trust, Series 2016-CR28, Class A4
3.76%	02/10/49		6,685,000	6,962,542
Credit Suisse Mortgage Trust, Series 2007-C1, Class A1A
5.36%	02/15/40		8,608,104	8,597,772
Credit Suisse Mortgage Trust, Series 2007-C2, Class A1A
5.53%	01/15/49	[3]	49,726,416	49,817,858
Credit Suisse Mortgage Trust, Series 2007-C3, Class A1A1
5.69%	06/15/39	[3]	22,371	22,490
Credit Suisse Mortgage Trust, Series 2007-C5, Class A1A
5.57%	09/15/40	[3]	39,190,073	39,669,087
DBUBS Mortgage Trust, Series 2011-LC1A, Class A2
4.53%	11/10/46	[4]	13,227,013	13,649,947
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%	06/10/28	[4]	70,000,000	72,678,823

See accompanying notes to Schedule of Portfolio Investments.

76 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GS Mortgage Securities Trust, Series 2010-C2, Class A1
3.85%	12/10/43	[4]	$5,733,460	$5,935,597
GS Mortgage Securities Trust, Series 2011-GC5, Class A4
3.71%	08/10/44	[3]	87,335,000	92,288,991
GS Mortgage Securities Trust, Series 2012-ALOHA, Class A
3.55%	04/10/34	[4]	19,805,000	20,725,663
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A2
2.32%	05/10/45		7,531,442	7,543,909
GS Mortgage Securities Trust, Series 2012-GCJ9, Class A2
1.76%	11/10/45		15,000,000	15,039,879
GS Mortgage Securities Trust, Series 2013-GC16, Class A2
3.03%	11/10/46		23,000,000	23,424,471
GS Mortgage Securities Trust, Series 2014-3R, Class 2A
0.94%	09/26/36	[3,4]	16,627,666	16,122,707
GS Mortgage Securities Trust, Series 2015-1R, Class 2A
3.17%	01/25/36	[3,4]	16,966,525	16,990,390
GS Mortgage Securities Trust., Series 2009-1R, Class 2A1
3.09%	11/25/35	[3,4]	16,488	16,476
Irvine Core Office Trust, Series 2013-IRV, Class A1
2.07%	05/15/48	[4]	9,265,879	9,208,569
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A2
2.42%	07/15/45		17,602,973	17,687,122
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[4]	1,721,118	1,716,934
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C4,
Class A4
4.39%	07/15/46	[4]	23,275,000	25,023,637
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class A
3.09%	07/05/32	[4]	25,660,000	26,107,639
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A2
1.68%	12/15/47		17,981,150	18,005,281
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A
5.87%	07/15/44	[3]	25,964,930	26,310,983

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A1A
5.39%	02/15/40		$5,324,446	$5,325,700
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4
5.86%	07/15/40	[3]	24,681,406	24,857,219
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 2A3
5.47%	03/25/37	[3,4]	5,224,338	5,212,746
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A2
1.97%	08/15/45		32,653,113	32,721,129
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A2
1.87%	11/15/45		55,280,761	55,396,544
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A3
2.51%	11/15/45		30,429,000	30,744,731
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2
1.86%	02/15/46		13,891,540	13,938,286
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2
1.97%	05/15/46		13,217,008	13,288,203
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A3
3.53%	08/15/47		52,455,000	54,382,291
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2
2.11%	03/15/45		5,104,916	5,103,659
RBS Commercial Funding Trust, Series 2013-GSP, Class A
3.83%	01/13/32	[3,4]	79,160,000	83,132,755
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1
3.87%	01/05/35	[3,4]	20,040,000	19,839,702
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2
2.11%	05/10/63		108,257,871	108,389,837
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2
1.85%	08/10/49		24,250,000	24,320,965
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A2
1.71%	12/10/45		17,992,000	18,026,080
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%	11/15/30	[4]	13,730,000	13,878,730
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3
1.00%	08/25/36	[3]	26,115,566	16,804,455

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 77

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43	[4]	$900,000	$959,367
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		52,205,000	53,477,586
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A3FL
1.66%	03/15/44	[3,4]	86,075,318	86,408,395
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A3
4.39%	06/15/44	[4]	1,832,751	1,901,238
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4
4.90%	06/15/44	[3,4]	49,993,000	54,889,064
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A2
3.43%	06/15/45		33,148,000	34,666,984

				1,773,996,002

Non-Agency Mortgage-Backed — 7.15%
Aames Mortgage Investment Trust, Series 2002-1, Class A3 (STEP)
5.72%	06/25/32		58,215	55,674
Accredited Mortgage Loan Trust, Series 2006-2, Class A3
0.91%	09/25/36	[3]	9,098,887	9,064,049
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.98%	02/25/37	[3]	46,525,000	39,517,209
ACE Securities Corp., Series 2004-IN1, Class A1
1.40%	05/25/34	[3]	4,653	4,306
ACE Securities Corp., Series 2006-ASP1, Class A1
1.24%	12/25/35	[3]	882,806	883,081
ACE Securities Corp., Series 2006-HE3, Class A2C
0.91%	06/25/36	[3]	4,055,650	2,685,230
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A1
1.30%	01/25/36	[3]	501,399	425,279
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.99%	09/25/35	[3]	2,721,737	2,685,768
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A32
0.96%	08/25/36	[3]	27,208,158	26,215,841
Aegis Asset-Backed Securities Trust, Series 2005-5, Class 1A3
1.03%	12/25/35	[3]	2,208,127	2,208,088

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
American Home Mortgage Investment Trust, Series 2004-3, Class 2A
2.76%	10/25/34	[3]	$8,588,083	$8,233,556
Ameriquest Mortgage Securities, Inc., Series 2004-R10, Class A1
1.42%	11/25/34	[3]	55,673,985	54,761,978
Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1
1.21%	01/25/36	[3]	19,225,000	18,627,235
Ameriquest Mortgage Securities, Inc., Series 2006-R1, Class M1
1.15%	03/25/36	[3]	20,041,967	19,699,574
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.32%	10/25/27		78,557	82,480
Argent Securities, Inc., Series 2004-W6, Class AV2
1.66%	05/25/34	[3]	16,705,662	16,263,209
Argent Securities, Inc., Series 2005-W2, Class A1
1.02%	10/25/35	[3]	42,412,093	42,252,656
Argent Securities, Inc., Series 2005-W3, Class A1
1.02%	11/25/35	[3]	58,646,815	57,590,213
Asset-Backed Funding Certificates, Series 2005-HE1, Class M1
1.39%	03/25/35	[3]	17,261,720	16,978,844
Asset-Backed Funding Certificates, Series 2006-OPT3, Class A3B
0.92%	11/25/36	[3]	27,417,350	16,360,764
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
1.76%	06/25/37	[3]	29,777,882	22,870,223
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE6, Class M2
1.52%	07/25/35	[3]	10,374	10,413
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class A1
0.88%	07/25/36	[3]	30,752,221	30,354,102
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE6, Class A5
0.99%	11/25/36	[3]	18,411,000	14,290,939
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32		30,291	32,194
Banc of America Funding Trust, Series 2006-D, Class 3A1
3.24%	05/20/36	[3]	9,710,762	8,578,821
Banc of America Funding Trust, Series 2006-E, Class 2A1
3.27%	06/20/36	[3]	144,527	119,871

See accompanying notes to Schedule of Portfolio Investments.

78 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust, Series 2006-G, Class 2A1
0.96%	07/20/36	[3]	$14,786,081	$14,513,801
Banc of America Funding Trust, Series 2006-H, Class 3A1
3.16%	09/20/46	[3]	2,403,884	1,934,318
Banc of America Funding Trust, Series 2014-R8, Class A1
2.40%	06/26/36	[3,4]	14,994,486	14,492,583
Banc of America Funding Trust, Series 2015-R2, Class 1A1
0.90%	08/25/36	[3,4]	52,251,804	49,549,868
Banc of America Funding Trust, Series 2015-R2, Class 3A1
1.02%	04/25/37	[3,4]	31,982,492	31,196,806
Banc of America Funding Trust, Series 2015-R2, Class 7A1
1.04%	09/25/36	[3,4]	29,505,053	28,639,138
Banc of America Funding Trust, Series 2015-R2, Class 9A1
0.97%	03/25/37	[3,4]	14,840,120	14,387,756
Banc of America Funding Trust, Series 2015-R5, Class 1A1
0.71%	10/26/36	[3,4]	118,887,533	113,759,973
Banc of America Funding Trust, Series 2016-R1, Class A1
2.50%	03/25/40	[3,4]	70,589,736	69,636,358
Banc of America Mortgage Securities, Inc., Series 2003-1, Class 3A1
3.30%	10/25/33	[3]	1,408,282	1,425,568
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1
3.17%	07/25/34	[3]	75,025	76,366
Banc of America Mortgage Securities, Inc., Series 2005-C, Class 2A2
3.18%	04/25/35	[3]	726,181	676,534
Banc of America Mortgage Securities, Inc., Series 2006-2, Class A2
6.00%	07/25/46	[3]	284,283	266,196
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A24
6.00%	03/25/37		1,413,875	1,289,382
Banc of America Mortgage Securities, Inc., Series 2007-3, Class 1A1
6.00%	09/25/37		777,653	708,788
BCAP LLC Trust, Series 2007-AA2, Class 2A5
6.00%	04/25/37		426,311	375,619
BCAP LLC Trust, Series 2007-AA5, Class A1
1.41%	09/25/47	[3]	48,333,791	41,546,610

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2009-RR10, Class 7A1
2.89%	10/26/35	[3,4]	$5,264,247	$5,300,065
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.20%	05/27/37	[3,4]	8,494,785	8,474,265
BCAP LLC Trust, Series 2011-RR3, Class 5A3
3.25%	11/27/37	[3,4]	8,667,630	8,649,365
BCAP LLC Trust, Series 2011-RR5, Class 1A3
2.91%	03/26/37	[3,4]	526,705	525,187
BCAP LLC Trust, Series 2015-RR2, Class 26A1
3.00%	03/28/36	[3,4]	15,572,795	15,798,658
Bear Stearns ALT-A Trust, Series 2005-4, Class 22A2
3.26%	05/25/35	[3]	31,909	29,219
Bear Stearns ALT-A Trust, Series 2006-4, Class 32A1
3.26%	07/25/36	[3]	2,919,982	2,309,247
Bear Stearns ARM Trust, Series 2004-1, Class 13A2
3.29%	04/25/34	[3]	13,198	12,844
Bear Stearns ARM Trust, Series 2004-10, Class 14A1
3.48%	01/25/35	[3]	5,658,755	5,543,982
Bear Stearns ARM Trust, Series 2006-4, Class 2A1
3.15%	10/25/36	[3]	1,141,380	996,001
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 3A
0.90%	11/25/36	[3]	14,834,798	13,692,396
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A1 (STEP)
5.50%	01/25/34		991,582	1,011,427
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A2 (STEP)
5.75%	01/25/34		893,978	920,536
Bear Stearns Asset-Backed Securities Trust, Series 2005-AC5, Class 2A3
1.01%	08/25/20	[3]	2,213,282	1,403,031
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD1, Class 1A3
1.16%	08/25/43	[3]	6,558	6,519
Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		1,488,558	1,410,681
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1
0.94%	10/25/36	[3]	3,078,007	2,651,550

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 79

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Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bombardier Capital Mortgage Securitization Corp., Series 2001-A, Class A
6.81%	12/15/30	[3]	$6,933,930	$7,070,812
Carrington Mortgage Loan Trust, Series 2006-NC1, Class A4
1.07%	01/25/36	[3]	36,750,000	33,759,476
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
1.01%	06/25/36	[3]	23,504,166	23,412,514
Chase Funding Trust, Series 2003-5, Class 2A2
1.36%	07/25/33	[3]	3,059	2,859
Chase Funding Trust, Series 2004-2, Class 2A2
1.26%	02/26/35	[3]	5,668	4,902
Chase Funding Trust, Series 2006-A1, Class 1A2
3.21%	09/25/36	[3]	1,481,815	1,313,591
Chase Funding Trust, Series 2006-S3, Class 2A1
5.50%	11/25/21		2,452,652	1,980,115
Chase Funding Trust, Series 2007-A2, Class 2A3
3.18%	07/25/37	[3]	4,231,977	4,280,582
Chaseflex Trust, Series 2005-2, Class 4A2
5.50%	05/25/20		3,569,137	3,408,918
Chaseflex Trust, Series 2006-2, Class A2B
0.96%	09/25/36	[3]	8,405,765	6,646,882
CIM Trust, Series 2015-1EC, Class A16
2.28%	04/25/55	[3,4]	160,156,817	164,472,675
CIM Trust, Series 2015-3AG, Class A1
2.37%	10/25/57	[3,4]	206,990,891	207,988,525
CIM Trust, Series 2015-4AG, Class A1
2.62%	10/25/57	[3,4]	73,151,707	73,121,957
CIM Trust, Series 2016-4, Class A1
2.53%	10/25/57	[3,4]	396,445,184	402,105,985
Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A12
5.00%	02/25/35		391,632	395,259
Citicorp Residential Mortgage Securities, Inc., Series 2006-2, Class A5 (STEP)
5.75%	09/25/36		525,000	536,782
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A5 (STEP)
5.75%	03/25/37		650,000	675,371
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
2.77%	02/25/34	[3]	217,970	213,558
Citigroup Mortgage Loan Trust, Inc., Series 2004-RR2, Class A2
3.00%	05/25/34	[3,4]	4,314,743	4,359,083

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 3A2A
3.06%	10/25/35	[3]	$1,047,832	$790,892
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
1.02%	11/25/35	[3]	280,541	190,200
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
3.21%	06/25/36	[3]	8,173,892	7,564,611
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
0.91%	08/25/36	[3]	11,581,754	11,349,278
Citigroup Mortgage Loan Trust, Inc., Series 2007-6, Class 1A4A
2.82%	03/25/37	[3]	849,710	625,064
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
0.96%	01/25/37	[3]	165,003	164,671
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.94%	03/25/37	[3]	3,430,435	3,426,183
Citigroup Mortgage Loan Trust, Inc., Series 2010-7, Class 2A1
2.98%	02/25/35	[3,4]	190,279	192,408
Citigroup Mortgage Loan Trust, Inc., Series 2010-9, Class 2A1
2.99%	11/25/35	[3,4]	77,833	77,510
Citigroup Mortgage Loan Trust, Inc., Series 2012-3, Class 4A1
2.80%	11/25/36	[3,4]	2,434,130	2,431,999
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 3A2
3.26%	11/25/35	[3,4]	13,465,014	13,443,934
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 1A1
0.78%	06/25/47	[3,4]	40,498,637	35,433,189
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 4A1
1.24%	03/25/47	[3,4]	27,956,551	26,889,262
Citigroup Mortgage Loan Trust, Inc., Series 2015-3, Class 1A1
0.86%	03/25/36	[3,4]	13,971,850	13,615,003
Collateralized Mortgage Obligation Trust, Series 57, Class D
9.90%	02/01/19		488	517
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		3,280,851	3,496,451
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[3,4]	332,225	360,480

See accompanying notes to Schedule of Portfolio Investments.

80 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27[3]	$8,078,443	$8,802,803
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28[3]	56,509	58,976
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30[3]	3,640,539	3,889,263
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30	4,851,031	5,196,902
CountryPlace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37[3,4]	9,150,000	9,321,729
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31	12,888	13,606
Countrywide Alternative Loan Trust, Series 2005-84, Class 1A1
3.00%	02/25/36[3]	110,255	77,396
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19
1.26%	06/25/36[3]	1,473,872	953,001
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1
3.10%	02/25/37[3]	3,609,640	3,137,300
Countrywide Alternative Loan Trust, Series 2006-OC5, Class 2A2A
0.93%	06/25/36[3]	1,121,073	1,012,976
Countrywide Alternative Loan Trust, Series 2007-J1, Class 2A1
0.96%	03/25/37[3]	838,314	319,885
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4
4.72%	02/25/36[3]	7,000,000	7,075,131
Countrywide Asset-Backed Certificates, Series 2005-13, Class AF4
4.79%	04/25/36[3]	261,007	228,475
Countrywide Asset-Backed Certificates, Series 2005-16, Class 4AV4
0.93%	05/25/36[3]	3,830,202	3,816,283
Countrywide Asset-Backed Certificates, Series 2005-AB2, Class 1A1
1.22%	11/25/35[3]	27,531,344	26,500,348
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A2
1.56%	10/25/47[3]	15,568,325	14,407,069
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2001-HYB1, Class 1A1
2.55%	06/19/31[3]	38,163	40,125

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, Class 1A4
5.25%	09/25/23	$157,475	$158,986
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
2.81%	08/25/34[3]	1,299,954	1,255,582
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1A1
1.42%	02/25/35[3]	176,259	161,446
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 3A1
2.42%	02/25/35[3]	4,521,902	3,438,726
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 1A
2.88%	06/20/34[3]	70,090	69,594
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1
3.05%	09/20/34[3]	1,975,270	1,903,533
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
3.12%	11/20/34[3]	346,984	338,811
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 1A2
3.31%	04/25/35[3]	1,398,247	1,336,140
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3
2.81%	01/25/36[3]	379,588	360,461
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
1.34%	02/25/35[3]	86,187	72,644
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
1.36%	05/25/35[3]	5,970,297	5,049,760
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5, Class 1A1
3.32%	09/25/47[3]	2,005,688	1,826,406
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 1A1
2.84%	03/25/37[3]	1,896,390	1,466,626

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 81

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Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A4
3.04%	08/25/33	[3]	$36,467	$35,934
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1
6.50%	02/25/34		53,327	57,882
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 6A1
3.10%	06/25/34	[3]	303,704	305,378
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1
4.50%	07/25/20		20,568	20,322
Credit Suisse First Boston Mortgage Securities Corp., Series 2006-2, Class 2A1
1.46%	03/25/36	[3]	5,078,665	2,794,947
Credit Suisse Mortgage Trust, Series 2007-2, Class 3A4
5.50%	03/25/37		3,310,600	3,003,393
Credit Suisse Mortgage Trust, Series 2009-14R, Class 2A1
5.00%	06/26/37	[4]	10,701,418	10,956,059
Credit Suisse Mortgage Trust, Series 2010-17R, Class 1A1
2.97%	06/26/36	[3,4]	978,077	987,743
Credit Suisse Mortgage Trust, Series 2011-12R, Class 1A1
1.53%	10/27/37	[3,4]	2,486,169	2,478,666
Credit Suisse Mortgage Trust, Series 2011-16R, Class 5A1
2.72%	09/27/35	[3,4]	3,044,169	2,969,426
Credit Suisse Mortgage Trust, Series 2014-10R, Class 3A1
2.51%	04/25/36	[3,4]	5,925,579	6,064,194
Credit Suisse Mortgage Trust, Series 2014-11R, Class 10A1
0.80%	05/27/37	[3,4]	14,260,842	13,715,583
Credit Suisse Mortgage Trust, Series 2014-12R, Class 1A1
2.36%	08/27/36	[3,4]	21,595,782	21,815,646
Credit Suisse Mortgage Trust, Series 2014-7R, Class 7A1
0.74%	08/27/36	[3,4]	12,903,885	12,654,671
Credit Suisse Mortgage Trust, Series 2014-CIM1, Class A1
2.28%	01/25/58	[3,4]	59,502,807	59,798,274
Credit Suisse Mortgage Trust, Series 2015-1R, Class 5A1
3.06%	09/27/35	[3,4]	14,027,331	14,288,904

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Trust, Series 2015-2R, Class 4A1
0.78%	06/27/47	[3,4]	$49,412,264	$46,668,737
Credit Suisse Mortgage Trust, Series 2015-6R, Class 2A1
0.78%	11/27/46	[3,4]	17,049,464	15,828,161
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP)
3.95%	01/25/33		20,182	20,386
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class M1
1.79%	03/25/33	[3]	4,766,823	4,589,345
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
1.60%	11/25/33	[3]	107,618	103,445
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
3.40%	01/25/36		9,608,190	7,053,390
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A1
0.90%	10/25/36	[3]	23,432,679	18,104,643
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B
0.87%	10/25/36	[3]	4,517,285	4,455,897
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A3
0.91%	11/25/36	[3]	36,942,771	22,241,715
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4 (STEP)
3.87%	01/25/37		8,449,150	4,157,000
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF5 (STEP)
3.87%	01/25/37		15,877,965	6,829,384
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.40%	02/25/37		46,489,212	34,047,276
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2D (STEP)
4.40%	02/25/37		34,037,025	24,920,572
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2E (STEP)
4.40%	02/25/37		6,189,580	4,532,759

See accompanying notes to Schedule of Portfolio Investments.

82 / N-Q Report December 2016

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Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A2
0.75%	04/25/37	[3]	$37,106,248	$27,480,119
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB7, Class A1
0.90%	10/25/36	[3]	72,760,416	51,536,683
CSAB Mortgage-Backed Trust, Series 2006-4, Class A6B (STEP)
5.78%	12/25/36		5,268,016	1,202,307
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR3, Class A1
0.95%	08/25/36	[3]	6,571,942	5,358,806
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR4, Class A1
0.89%	12/25/36	[3]	2,802,103	1,745,727
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4A5
5.25%	06/25/35		288,699	291,690
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-6, Class 1A7
5.50%	12/25/35		675,819	551,202
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR6, Class AR6
0.95%	02/25/37	[3]	1,306,327	1,051,277
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1
3.51%	02/25/36	[3]	1,678,588	1,337,044
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
1.10%	01/19/45	[3]	3,575,806	3,086,505
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 2A1A
0.99%	03/19/45	[3]	645,409	593,431
DSLA Mortgage Loan Trust, Series 2005-AR3, Class 2A1A
0.98%	07/19/45	[3]	328,741	298,772
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
0.94%	10/19/36	[3]	25,103,945	21,389,068
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
0.88%	04/19/48	[3]	14,474,643	12,603,134
Equity One ABS, Inc., Series 1998-1, Class A2 (STEP)
7.48%	11/25/29		83,747	81,642
Equity One Mortgage Pass-Through Trust, Series 2002-4, Class M1
5.22%	02/25/33	[3]	11,938	11,516
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1 (STEP)
5.80%	11/25/32		72,155	73,291

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA2, Class 1A1
2.73%	08/25/34	[3]	$15,285,384	$15,647,293
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.76%	09/25/34	[3]	90,228	88,097
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1
2.84%	10/25/34	[3]	3,407,070	3,347,900
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
3.04%	12/25/35	[3]	31,721,552	26,238,818
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
2.81%	02/25/36	[3]	37,725,344	32,716,546
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA4, Class 2A1
3.01%	06/25/35	[3]	34,157,219	31,270,355
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
2.82%	09/25/35	[3]	33,018,348	30,343,362
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
2.76%	10/25/35	[3]	42,916,929	37,877,013
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
2.88%	11/25/35	[3]	36,527,303	33,295,717
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
2.81%	03/25/36	[3]	37,246,150	31,741,991
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8, Class 1A7
6.00%	02/25/37		17,453	13,579
First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1
2.78%	02/25/34	[3]	1,056,444	1,052,337
First Horizon Mortgage Pass-Through Trust, Series 2004-AR5, Class 2A1
3.03%	10/25/34	[3]	1,457,929	1,420,721
First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1
3.02%	12/25/34	[3]	626,166	626,296
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2
2.90%	01/25/37	[3]	237,247	208,469
First Horizon Mortgage Pass-Through Trust, Series 2007-AR3, Class 1A1
2.83%	11/25/37	[3]	579,224	504,439
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2
1.14%	08/19/34	[3]	21,051	20,574

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 83

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Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Fremont Home Loan Trust, Series 2005-C, Class M1
1.24%	07/25/35	[3]	$4,672,183	$4,686,672
GE Business Loan Trust, Series 2007-1A, Class A
0.87%	04/16/35	[3,4]	15,485,582	14,441,592
GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 3A5
3.69%	12/19/33	[3]	5,934,831	5,933,898
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A
3.53%	06/25/34	[3]	8,277	8,122
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1
3.41%	11/19/35	[3]	1,338,178	1,249,953
GMAC Mortgage Corp. Loan Trust, Series 2006-AR2, Class 1A1
2.85%	05/19/36	[3]	1,936,836	1,317,366
GMACM Home Equity Loan Trust, Series 2000-HE2, Class A1
1.20%	06/25/30	[3]	42,629	41,929
GreenPoint Mortgage Funding Trust, Series 2005-AR3, Class 1A1
1.00%	08/25/45	[3]	2,340,974	1,932,467
GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 1A1A
1.03%	07/25/35	[3]	16,252,322	15,853,027
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.94%	01/25/47	[3]	5,156,441	5,084,918
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2
0.92%	02/25/37	[3]	5,170,151	4,695,248
GSAA Home Equity Trust, Series 2005-11, Class 1A1
1.04%	10/25/35	[3]	15,589,262	14,493,204
GSAA Home Equity Trust, Series 2005-9, Class 2A3
1.13%	08/25/35	[3]	3,970,311	3,893,561
GSAMP Trust, Series 2005-AHL2, Class A2D
1.11%	12/25/35	[3]	25,693,000	19,719,632
GSAMP Trust, Series 2005-HE5, Class M1
1.18%	11/25/35	[3]	8,795,500	8,745,849
GSR Mortgage Loan Trust, Series 2004-9, Class 3A1
3.15%	08/25/34	[3]	6,639	6,894
GSR Mortgage Loan Trust, Series 2004-9, Class 5A7
3.09%	08/25/34	[3]	640,106	629,421
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3
3.21%	10/25/35	[3]	6,371,334	5,472,327

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5
3.08%	09/25/35	[3]	$390,528	$416,918
GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1
0.95%	08/25/46	[3]	2,193,817	2,167,604
GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1
3.12%	05/25/47	[3]	4,253,838	3,810,490
Harborview Mortgage Loan Trust, Series 2004-1, Class 2A
2.97%	04/19/34	[3]	11,956	12,114
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A2A
1.42%	01/19/35	[3]	621,661	501,813
Harborview Mortgage Loan Trust, Series 2004-5, Class 2A6
2.78%	06/19/34	[3]	7,787	7,753
Harborview Mortgage Loan Trust, Series 2005-4, Class 2A
3.45%	07/19/35	[3]	422,030	392,858
Harborview Mortgage Loan Trust, Series 2006-8, Class 2A1A
0.93%	07/21/36	[3]	239,842	194,416
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A
1.76%	11/25/47	[3]	1,070,435	1,003,813
Home Equity Mortgage Loan Trust, Series 2005-C, Class AI1
1.02%	10/25/35	[3]	7,075,120	7,048,033
Homestar Mortgage Acceptance Corp., Series 2004-5, Class A4
1.33%	10/25/34	[3]	1,826,531	1,824,613
HSBC Home Equity Loan Trust, Series 2007-1, Class AM
0.80%	03/20/36	[3]	480,586	481,028
HSBC Home Equity Loan Trust, Series 2007-3, Class A4
2.06%	11/20/36	[3]	7,249,597	7,276,704
HSBC Home Equity Loan Trust, Series 2007-3, Class APT
1.76%	11/20/36	[3]	16,482,128	16,497,687
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3
0.95%	12/25/35	[3]	3,146,721	3,138,659
Impac CMB Trust, Series 2005-1, Class 1A1
1.28%	04/25/35	[3]	7,111,068	6,605,098
Impac CMB Trust, Series 2005-4, Class 1A1B
1.01%	05/25/35	[3]	9,952,551	9,019,922

See accompanying notes to Schedule of Portfolio Investments.

84 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Impac Secured Assets Trust, Series 2004-3, Class 1
1.56%	11/25/34	[3]	$594,175	$585,924
Impac Secured Assets Trust, Series 2007-2, Class 1A1A
0.87%	05/25/37	[3]	22,649,415	16,555,568
Impac Secured Assets Trust, Series 2007-2, Class 1A1B
1.01%	05/25/37	[3]	32,418,002	23,145,262
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A
2.94%	08/25/34	[3]	1,843,112	1,675,816
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1B
1.56%	08/25/34	[3]	24,093	20,338
IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A2
1.62%	09/25/34	[3]	91,433	83,767
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 4A1
2.98%	03/25/35	[3]	1,318,876	1,314,971
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 4A1
2.97%	08/25/35	[3]	141,960	126,635
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1
3.01%	09/25/35	[3]	664,300	572,363
IndyMac Index Mortgage Loan Trust, Series 2005-AR17, Class 3A1
2.99%	09/25/35	[3]	7,498,288	6,559,429
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
3.03%	10/25/35	[3]	44,179,130	37,894,464
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 3A1
2.98%	01/25/36	[3]	2,609,605	2,314,092
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1
1.00%	04/25/35	[3]	977,001	854,525
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2
3.31%	08/25/36	[3]	23,594,373	16,687,876
IndyMac Index Mortgage Loan Trust, Series 2006-AR21, Class A1
0.88%	08/25/36	[3]	283,243	226,972
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A
0.96%	10/25/36	[3]	39,044,620	33,388,800
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 1A1
3.26%	05/25/36	[3]	6,091,989	4,576,373

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 2A1
3.21%	05/25/36	[3]	$41,839,815	$33,557,509
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 1A2
3.16%	03/25/37	[3]	1,490,624	1,363,200
IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
2.87%	06/25/37	[3]	6,089,036	4,620,632
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1
3.33%	11/25/37	[3]	5,312,536	4,976,451
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		193,521	196,329
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 1A3
0.93%	05/25/36	[3]	491,763	529,144
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 2A1
3.13%	05/25/36	[3]	1,245,613	964,023
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 5A1
3.12%	05/25/36	[3]	12,386,834	8,615,686
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class A4
1.08%	12/25/35	[3]	7,633,786	7,638,787
JPMorgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M2
1.42%	09/25/35	[3]	16,790,235	16,327,548
JPMorgan Mortgage Acquisition Trust, Series 2006-NC2, Class A4
0.73%	07/25/36	[3]	21,898,485	21,507,308
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A (STEP)
5.83%	07/25/36		29,662,383	16,654,251
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A6 (STEP)
6.00%	07/25/36		6,071,313	3,362,932
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class AV5
1.00%	11/25/36	[3]	15,227,220	15,174,116
JPMorgan Mortgage Acquisition Trust, Series 2007-CH3, Class A4
0.97%	03/25/37	[3]	3,566,818	3,425,918
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF1
0.86%	03/25/47	[3]	182,379	114,516
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF2 (STEP)
4.48%	03/25/47		11,930,839	8,824,678

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 85

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF3 (STEP)
4.48%	03/25/47		$9,584,837	$7,089,302
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF4 (STEP)
4.48%	03/25/47		4,564,208	3,375,706
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AV4
1.04%	03/25/47	[3]	240,000	139,927
JPMorgan Mortgage Trust, Series 2003-A2, Class 2A3
2.65%	11/25/33	[3]	261,095	255,063
JPMorgan Mortgage Trust, Series 2004-A4, Class 1A3
3.29%	09/25/34	[3]	1,248,869	1,278,800
JPMorgan Mortgage Trust, Series 2005-A5, Class TA1
3.10%	08/25/35	[3]	217,140	215,551
JPMorgan Mortgage Trust, Series 2005-S2, Class 4A3
5.50%	09/25/20		4,680,825	4,579,518
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A3
3.14%	11/25/33	[3]	13,313	13,482
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
2.98%	05/25/36	[3]	2,270,099	1,898,846
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A3
3.10%	05/25/36	[3]	1,474,554	1,325,239
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1
3.26%	06/25/36	[3]	1,087,209	944,931
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A4
3.26%	06/25/36	[3]	3,504,814	3,170,554
JPMorgan Mortgage Trust, Series 2006-A5, Class 2A4
3.13%	08/25/36	[3]	799,721	754,119
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
3.18%	07/25/35	[3]	4,083,427	4,145,217
JPMorgan Mortgage Trust, Series 2007-A3, Class 2A3
2.98%	05/25/37	[3]	5,301,355	4,661,299
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
4.34%	05/25/37	[3]	817,173	768,945
JPMorgan Mortgage Trust, Series 2007-A4, Class 1A1
3.01%	06/25/37	[3]	7,299,599	6,452,246

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2007-A4, Class 2A3
3.13%	06/25/37	[3]	$1,155,160	$1,069,553
JPMorgan Resecuritization Trust, Series 2015-1, Class 3A1
0.77%	12/27/46	[3,4]	25,970,807	24,702,803
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		12,259	12,635
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
0.00%	04/15/40	[3]	3,550,851	3,703,897
Lehman XS Trust, Series 2005-5N, Class 3A1A
1.06%	11/25/35	[3]	18,384,328	16,370,440
Lehman XS Trust, Series 2006-12N, Class A31A
0.96%	08/25/46	[3]	29,400,236	22,815,327
Lehman XS Trust, Series 2006-13, Class 1A2
0.93%	09/25/36	[3]	22,169,098	20,215,573
Lehman XS Trust, Series 2006-14N, Class 3A2
0.88%	08/25/36	[3]	136,299	111,084
Lehman XS Trust, Series 2006-9, Class A1B
0.92%	05/25/46	[3]	26,930,960	23,630,436
Long Beach Mortgage Loan Trust, Series 2004-4, Class M1
1.66%	10/25/34	[3]	69,304	63,835
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
3.36%	01/25/34	[3]	104,081	101,294
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
2.50%	11/25/33	[3]	1,882,239	1,967,447
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
3.04%	11/21/34	[3]	10,413,179	10,656,889
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 9A1
3.24%	10/25/34	[3]	1,042,648	1,000,186
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
1.63%	06/25/34	[3]	262	240
MASTR Adjustable Rate Mortgages Trust, Series 2004-8, Class 2A1
3.88%	09/25/34	[3]	5,665,579	5,678,575
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 5A1
3.25%	05/25/36	[3]	14,031,804	11,651,285

See accompanying notes to Schedule of Portfolio Investments.

86 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Alternative Loan Trust, Series 2004-6, Class 3A1
4.75%	07/25/19		$1,276,347	$1,296,899
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1
5.50%	12/25/17		6,863	6,881
MASTR Asset Securitization Trust, Series 2003-8, Class 3A12
5.25%	09/25/33		1,232,894	1,327,261
MASTR Asset Securitization Trust, Series 2004-3, Class 3A2
4.50%	03/25/19		575,877	586,199
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A3
0.91%	11/25/36	[3]	17,861,449	8,507,187
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A4
0.97%	11/25/36	[3]	4,961,514	2,384,994
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A3
0.97%	05/25/37	[3]	51,903,000	40,757,293
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
3.05%	10/25/32	[3]	27,960	28,041
Mellon Residential Funding Corp., Series 2001-TBC1, Class A1
1.40%	11/15/31	[3]	2,521,973	2,362,845
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-5, Class 1A
0.91%	04/25/36	[3]	41,847,951	41,035,010
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
0.92%	10/25/36	[3]	5,461,615	3,946,490
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2B
0.87%	12/25/37	[3]	13,725,453	8,917,515
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2C
0.92%	12/25/37	[3]	37,746,231	24,732,897
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2D
0.97%	12/25/37	[3]	27,357,239	18,077,026
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FFS, Class IIA4
0.99%	07/25/36	[3]	31,440,000	25,172,078
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2B
0.93%	04/25/37	[3]	17,542,694	10,228,240
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2C
1.01%	04/25/37	[3]	73,485,668	43,430,118

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C
1.00%	05/25/37	[3]	$44,904,993	$27,114,443
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2D
1.08%	05/25/37	[3]	22,176,035	13,559,523
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.94%	06/25/37	[3]	19,474,943	13,618,556
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
1.01%	06/25/37	[3]	26,010,826	18,947,136
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A2
0.88%	07/25/37	[3]	40,218,144	25,688,419
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3
0.92%	07/25/37	[3]	29,480,899	18,566,246
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2C
0.72%	01/25/38	[3]	104,848,707	68,640,842
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
0.68%	03/25/37	[3]	36,974,495	21,734,118
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C
0.73%	03/25/37	[3]	19,114,019	11,323,915
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2D
0.80%	03/25/37	[3]	35,589,797	21,315,349
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2, Class 1A1
3.18%	08/25/36	[3]	9,194,296	8,494,112
Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A
3.26%	10/25/33	[3]	796,141	808,996
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
2.86%	08/25/34	[3]	3,269,145	3,315,477
Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A
0.97%	02/25/36	[3]	19,944	19,079
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2B (STEP)
4.07%	03/25/37		35,237,199	11,283,275
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2D (STEP)
4.07%	03/25/37		27,578,943	8,831,121
Mid-State Trust VI, Series 2006, Class A1
7.34%	07/01/35		83,503	88,631
Mid-State Trust VI, Series 2006, Class A2
7.40%	07/01/35		5,219	5,505

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 87

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		$323,647	$345,911
Mid-State Trust, Series 2004-1, Class A
6.01%	08/15/37		446,481	487,392
Mid-State Trust, Series 2005-1, Class A
5.75%	01/15/40		20,984,643	22,635,081
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[4]	14,334,616	15,407,112
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
1.06%	12/25/35	[3]	14,436,815	14,251,394
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1
1.08%	01/25/35	[3]	290,856	270,275
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 2A2
5.50%	04/25/34		290,043	293,860
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.59%	09/25/34	[3]	1,879,427	1,872,939
Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A
1.02%	04/25/35	[3]	7,281,128	6,920,714
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[3]	908,883	449,662
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 1A2S (STEP)
5.50%	02/25/47		466,348	463,111
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1
0.88%	04/25/37	[3]	6,762,309	3,241,088
Morgan Stanley Resecuritization Trust, Series 2013-R9, Class 3A
2.76%	06/26/46	[3,4]	10,148,647	10,140,395
Morgan Stanley Resecuritization Trust, Series 2014-R2, Class 1A
1.36%	12/26/46	[3,4]	25,509,725	24,739,676
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 4A
1.52%	07/26/46	[3,4]	11,795,153	11,601,468
Morgan Stanley Resecuritization Trust, Series 2014-R4, Class 2A
3.13%	11/26/35	[3,4]	6,049,887	6,132,634
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A
1.29%	06/26/47	[3,4]	46,769,004	45,226,937
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 4A
1.50%	06/26/47	[3,4]	20,275,162	19,803,987

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 2A
0.98%	08/26/47	[3,4]	$25,456,106	$25,051,565
MortgageIT Trust, Series 2005-1, Class 1A1
1.40%	02/25/35	[3]	13,973,312	13,418,949
MortgageIT Trust, Series 2005-4, Class A1
1.04%	10/25/35	[3]	16,821,977	15,568,637
MortgageIT Trust, Series 2005-5, Class A1
1.02%	12/25/35	[3]	2,353,679	2,167,438
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4
1.04%	09/25/36	[3]	24,307,890	23,708,193
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV4
1.01%	06/25/37	[3]	8,265,000	6,216,268
New Century Home Equity Loan Trust, Series 2003-6, Class M1
1.84%	01/25/34	[3]	35,536	33,732
New Century Home Equity Loan Trust, Series 2005-2, Class M1
1.40%	06/25/35	[3]	13,127	13,184
New Century Home Equity Loan Trust, Series 2005-4, Class M1
1.24%	09/25/35	[3]	19,070,126	18,949,730
New Century Home Equity Loan Trust, Series 2005-B, Class A1
1.01%	10/25/35	[3]	26,559,112	26,646,899
Newcastle Mortgage Securities Trust, Series 2006-1, Class A4
1.04%	03/25/36	[3]	29,937,515	30,001,603
Nomura Home Equity Loan, Inc., Series 2006-HE2, Class A4
1.03%	03/25/36	[3]	24,732,000	21,912,144
Nomura Home Equity Loan, Inc., Series 2006-WF1, Class A4
1.00%	03/25/36	[3]	17,542,369	17,556,695
Nomura Resecuritization Trust, Series 2014-6R, Class 2A1
0.17%	03/26/37	[3,4]	18,123,067	17,327,053
Nomura Resecuritization Trust, Series 2011-4RA, Class 1A1
2.68%	12/26/36	[3,4]	15,314,991	15,359,667
Nomura Resecuritization Trust, Series 2011-4RA, Class 2A1
2.58%	06/26/37	[3,4]	7,184,882	7,246,159
Nomura Resecuritization Trust, Series 2013-1R, Class 2A1
0.78%	11/26/36	[3,4]	9,959,820	9,637,251
Nomura Resecuritization Trust, Series 2013-1R, Class 3A1
0.74%	10/26/36	[3,4]	1,067,759	1,065,037

See accompanying notes to Schedule of Portfolio Investments.

88 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Nomura Resecuritization Trust, Series 2014-4R, Class 1A1
3.02%	01/25/36	[3,4]	$15,461,942	$15,587,994
Nomura Resecuritization Trust, Series 2014-4R, Class 3A1
0.73%	09/25/36	[3,4]	8,374,126	8,108,357
Nomura Resecuritization Trust, Series 2014-7R, Class 4A1
0.72%	01/26/37	[3,4]	32,766,653	31,841,624
Nomura Resecuritization Trust, Series 2015-4R, Class 1A1
0.68%	03/26/47	[3,4]	18,157,901	17,803,728
Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29	[3]	23,692,319	16,236,664
Option One Mortgage Loan Trust, Series 2005-4, Class A3
1.02%	11/25/35	[3]	5,405	5,411
Option One Mortgage Loan Trust, Series 2005-5, Class A3
0.97%	12/25/35	[3]	17,281	17,233
Ownit Mortgage Loan Asset-Backed Certificates, Series 2006-4, Class A2D
1.00%	05/25/37	[3]	28,636,426	21,244,800
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A
1.02%	09/25/35	[3]	12,183,806	12,204,652
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A5 (STEP)
4.19%	01/25/36		22,910,000	19,827,377
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A3
1.02%	11/25/46	[3]	85,000	76,525
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
1.07%	06/25/47	[3]	23,015,500	16,809,978
Provident Funding Mortgage Loan Trust, Series 2003-1, Class A
2.91%	08/25/33	[3]	873,028	873,700
Residential Accredit Loans Trust, Series 2003-QS3, Class A4
5.50%	02/25/18		31,132	31,448
Residential Accredit Loans Trust, Series 2005-QA10, Class A31
4.02%	09/25/35	[3]	769,017	665,779
Residential Accredit Loans Trust, Series 2005-QA12, Class CB1
4.11%	12/25/35	[3]	6,178,482	4,228,680
Residential Accredit Loans Trust, Series 2005-QA4, Class A41
3.44%	04/25/35	[3]	4,578,595	4,422,734

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust, Series 2005-QA7, Class A1
3.68%	07/25/35	[3]	$5,830,123	$4,531,738
Residential Accredit Loans Trust, Series 2005-QO5, Class A1
1.57%	01/25/46	[3]	10,503,920	7,867,819
Residential Accredit Loans Trust, Series 2006-QA1, Class A11
3.66%	01/25/36	[3]	264,672	202,582
Residential Accredit Loans Trust, Series 2006-QA1, Class A21
4.14%	01/25/36	[3]	24,782,779	20,242,529
Residential Accredit Loans Trust, Series 2006-QA7, Class 2A1
0.94%	08/25/36	[3]	42,879,140	36,314,060
Residential Accredit Loans Trust, Series 2006-QS10, Class AV (IO)
0.57%	08/25/36	[3,5]	43,363,716	1,037,832
Residential Accredit Loans Trust, Series 2006-QS12, Class 2A9
1.14%	09/25/36	[3]	387,496	250,709
Residential Accredit Loans Trust, Series 2006-QS2, Class 1AV (IO)
0.49%	02/25/36	[3,5]	148,362,540	2,874,984
Residential Accredit Loans Trust, Series 2006-QS7, Class AV (IO)
0.66%	06/25/36	[3,5]	77,541,769	1,902,735
Residential Accredit Loans Trust, Series 2006-QS8, Class AV (IO)
0.78%	08/25/36	[3,5]	181,088,029	5,704,210
Residential Accredit Loans Trust, Series 2007-QS10, Class AV (IO)
0.45%	09/25/37	[3,5]	116,424,725	2,020,213
Residential Accredit Loans Trust, Series 2007-QS4, Class 3AV (IO)
0.38%	03/25/37	[3,5]	73,420,329	983,781
Residential Accredit Loans Trust, Series 2007-QS5, Class AV (IO)
0.25%	03/25/37	[3,5]	91,599,545	1,106,101
Residential Accredit Loans Trust, Series 2007-QS6, Class AV (IO)
0.33%	04/25/37	[3,5]	195,272,520	2,823,680
Residential Accredit Loans Trust, Series 2007-QS7, Class 2AV (IO)
0.36%	06/25/37	[3,5]	57,718,234	871,505
Residential Accredit Loans Trust, Series 2007-QS8, Class AV (IO)
0.39%	06/25/37	[3,5]	156,467,088	2,247,493
Residential Asset Mortgage Products Trust, Series 2004-SL3, Class A2
6.50%	12/25/31		42,269	42,951

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 89

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products Trust, Series 2003-RS10, Class AI6 (STEP)
5.77%	11/25/33		$383,401	$391,633
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class AI6A (STEP)
5.85%	12/25/33		229,907	243,657
Residential Asset Mortgage Products Trust, Series 2003-RS9, Class AI6A (STEP)
5.80%	10/25/33		98,638	104,543
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class AI6
4.55%	12/25/34		1,866	1,882
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A8
6.50%	11/25/31		54,354	55,210
Residential Asset Mortgage Products Trust, Series 2004-SL3, Class A4
8.50%	12/25/31		37,193	29,649
Residential Asset Mortgage Products Trust, Series 2005-RS8, Class A3
1.13%	09/25/35	[3]	32,746,556	33,107,209
Residential Asset Securities Trust, Series 2004-IP2, Class 1A1
3.14%	12/25/34	[3]	384,875	401,885
Residential Asset Securities Trust, Series 2004-IP2, Class 2A1
3.15%	12/25/34	[3]	38,529	38,515
Residential Asset Securities Trust, Series 2004-IP2, Class 3A1
3.11%	12/25/34	[3]	828,490	821,185
Residential Asset Securities Trust, Series 2006-A7CB, Class 1A3
6.25%	07/25/36		3,572,166	3,408,714
Residential Funding Mortgage Securities Trust, Series 2004-S6, Class 1A6
5.50%	06/25/34		521,713	530,684
Residential Funding Mortgage Securities Trust, Series 2005-SA5, Class 1A
3.37%	11/25/35	[3]	9,086,475	7,464,195
Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 3A1
4.02%	09/25/36	[3]	1,557,731	1,326,312
Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 4A1
4.59%	09/25/36	[3]	553,346	453,161
Residential Funding Mortgage Securities Trust, Series 2006-SA4, Class 2A1
4.34%	11/25/36	[3]	168,562	148,006
Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 2A2
3.55%	04/25/37	[3]	3,469,401	2,985,948

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Saxon Asset Securities Trust, Series 2001-2, Class AF6 (STEP)[9]
5.51%	06/25/16	[6]	$10,293	$10,308
Saxon Asset Securities Trust, Series 2005-2, Class M1
1.39%	10/25/35	[3]	6,647,855	6,620,766
Saxon Asset Securities Trust, Series 2007-1, Class A2C
0.91%	01/25/47	[3]	11,936,955	10,412,378
Saxon Asset Securities Trust, Series 2007-3, Class 2A3
1.16%	09/25/47	[3]	32,174,000	25,841,446
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2A
0.87%	02/25/37	[3]	7,494,026	4,042,490
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B
1.03%	02/25/37	[3]	37,097,771	22,049,384
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A2
0.99%	02/25/37	[3]	61,250,725	41,287,447
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A
0.89%	05/25/37	[3]	23,327,022	18,100,678
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2C
1.11%	05/25/37	[3]	17,593,039	14,071,475
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC1, Class A2B
0.91%	12/25/36	[3]	41,966,677	23,472,596
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2B
0.90%	01/25/37	[3]	23,422,910	15,228,877
Sequoia Mortgage Trust, Series 2003-2, Class A1
1.40%	06/20/33	[3]	1,862	1,767
Sequoia Mortgage Trust, Series 2003-8, Class A1
1.38%	01/20/34	[3]	3,167	3,042
Sequoia Mortgage Trust, Series 2004-3, Class A
1.76%	05/20/34	[3]	832,177	798,024
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
1.00%	12/25/36	[3,4]	19,251,172	11,854,531
Soundview Home Loan Trust, Series 2006-1, Class A3
0.95%	02/25/36	[3]	1,054,972	1,055,683
Soundview Home Loan Trust, Series 2006-EQ1, Class A4
1.01%	10/25/36	[3]	14,062,000	10,857,904

See accompanying notes to Schedule of Portfolio Investments.

90 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Soundview Home Loan Trust,
Series 2006-WF2, Class A2C
0.90%	12/25/36	[3]	$3,086,541	$3,085,220
STRU TCW-1070 Coll
2.99%	02/28/29		37,610,000	36,697,664
STRU TCW-1071 Coll
3.22%	01/28/27		23,130,000	23,388,405
STRU TCW-1072 Coll
3.22%	01/25/27		29,420,000	29,748,677
STRU TCW-1073 Coll
3.22%	01/25/27		49,395,000	49,946,835
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-1, Class 3A3
3.08%	02/25/34	[3]	28,301	28,352
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-12, Class 2A
2.99%	09/25/34	[3]	15,865,066	15,655,007
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-14, Class 1A
3.03%	10/25/34	[3]	351,865	351,125
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-14, Class 2A
3.08%	10/25/34	[3]	17,087,528	17,422,556
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-15, Class A
3.05%	10/25/34	[3]	4,413,750	4,354,534
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-16, Class 3A1
3.27%	11/25/34	[3]	12,989,973	13,314,734
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-17, Class A1
1.70%	11/25/34	[3]	76,694	68,943
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-20, Class 1A2
3.05%	01/25/35	[3]	1,190,813	1,140,870
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-12, Class 3A1
3.17%	06/25/35	[3]	3,897,679	3,612,364
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-12, Class 1A1
0.92%	01/25/37	[3]	57,738,892	47,929,256
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-9, Class 2A1
3.27%	10/25/47	[3]	1,380,846	1,129,287
Structured Asset Investment Loan Trust,
Series 2005-HE3, Class A5
1.48%	09/25/35	[3]	9,285,365	9,318,484
Structured Asset Investment Loan Trust,
Series 2006-1, Class A3
0.96%	01/25/36	[3]	9,557,997	9,496,632

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments II
Trust, Series 2006-AR3, Class 24A1
2.76%	05/25/36	[3]	$647,993	$359,804
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2004-23XS, Class 2A1
1.06%	01/25/35	[3]	3,116,074	2,846,443
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2006-WF2, Class A4
1.07%	07/25/36	[3]	32,461,148	31,582,694
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2006-WF3, Class A1
0.90%	09/25/36	[3]	15,211,926	15,132,893
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2006-WF3, Class A3
0.91%	09/25/36	[3]	834,702	834,151
Structured Asset Securities Corp.,
Series 1997-2, Class 2A4
7.25%	03/28/30		2,040	2,062
Structured Asset Securities Corp.,
Series 2001-15A, Class 4A1
2.68%	10/25/31	[3]	9,761	9,745
Structured Asset Securities Corp.,
Series 2003-26A, Class 3A5
2.97%	09/25/33	[3]	331,819	326,101
Structured Asset Securities Corp.,
Series 2003-34A, Class 5A4
3.15%	11/25/33	[3]	2,531,832	2,554,425
Structured Asset Securities Corp.,
Series 2004-2AC, Class A1
3.06%	02/25/34	[3]	119,125	119,376
Structured Asset Securities Corp.,
Series 2005-17, Class 4A4
5.50%	10/25/35		4,803,054	4,974,499
Structured Asset Securities Corp.,
Series 2005-5, Class 2A4
5.50%	04/25/35		4,470,285	4,350,857
Structured Asset Securities Corp.,
Series 2006-WF1, Class A5
1.06%	02/25/36	[3]	920,646	922,580
Suntrust Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 1A1
3.15%	06/25/37	[3]	9,347,045	8,341,168
Thornburg Mortgage Securities Trust,
Series 2004-4, Class 2A
2.83%	12/25/44	[3]	208,064	202,601
Wachovia Mortgage Loan Trust LLC,
Series 2006-ALT1, Class A3
0.99%	01/25/37	[3]	25,332,469	17,511,647
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
0.87%	01/25/37	[3]	5,094,614	3,089,279

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 91

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A3
0.91%	01/25/37	[3]	$47,029,014	$28,682,532
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
0.99%	01/25/37	[3]	15,786,846	9,738,147
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR1, Class 1A1
2.74%	11/25/30	[3]	430,578	430,710
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
2.90%	06/25/33	[3]	7,984,916	7,959,506
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR3, Class A2
2.80%	06/25/34	[3]	74,637	75,051
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
1.18%	05/25/44	[3]	2,819,693	2,680,972
WaMu Mortgage Pass-Through Certificates,
Series 2005-3, Class 2A3
1.31%	05/25/35	[3]	5,245,409	3,666,379
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
1.26%	06/25/35	[3]	8,959,154	7,098,588
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR1, Class A1A
1.40%	01/25/45	[3]	1,251,148	1,181,530
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR11, Class A1A
1.08%	08/25/45	[3]	64,311,530	62,445,718
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A6
2.75%	10/25/35	[3]	2,541,416	2,449,047
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
1.05%	10/25/45	[3]	9,994,852	9,634,345
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
2.96%	12/25/35	[3]	8,270,682	7,597,177
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR15, Class A1A1
1.02%	11/25/45	[3]	45,093,754	42,402,374
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR17, Class A1A1
1.03%	12/25/45	[3]	21,256,071	20,113,192
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR19, Class A1A2
1.05%	12/25/45	[3]	28,509,891	26,455,930
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 1A1A
1.09%	01/25/45	[3]	21,509,826	20,724,234

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A1A
1.07%	01/25/45	[3]	$2,097,690	$1,958,311
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A23
1.14%	01/25/45	[3]	7,448,884	7,005,526
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR6, Class 2A1A
0.99%	04/25/45	[3]	282,544	267,411
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR1, Class 2A1A
1.64%	01/25/46	[3]	53,339,997	52,062,882
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR10, Class 1A4
2.84%	09/25/36	[3]	24,186,248	22,715,968
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class 3A1
2.65%	12/25/36	[3]	1,141,261	1,051,209
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
1.57%	02/25/46	[3]	1,376,858	1,270,555
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
1.48%	05/25/46	[3]	9,465,232	8,720,651
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
1.55%	07/25/46	[3]	19,837,214	16,970,655
WaMu Mortgage Pass-Through Certificates,
Series 2007-1, Class 2A1
6.00%	01/25/22		430,023	412,701
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY7, Class 4A2
4.34%	07/25/37	[3]	460,401	423,692
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1, Class A1A
1.27%	02/25/47	[3]	22,397,747	18,238,420
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25%	11/25/37		367,640	354,477
Wells Fargo Mortgage-Backed Securities
Trust, Series 2003-M, Class A1
3.00%	12/25/33	[3]	1,473,506	1,476,827
Wells Fargo Mortgage-Backed Securities
Trust, Series 2004-L, Class A8
3.06%	07/25/34	[3]	362,411	369,221
Wells Fargo Mortgage-Backed Securities
Trust, Series 2004-S, Class A1
3.04%	09/25/34	[3]	3,480,974	3,548,947
Wells Fargo Mortgage-Backed Securities
Trust, Series 2005-AR10, Class 2A14
3.01%	06/25/35	[3]	1,527,293	1,586,079

See accompanying notes to Schedule of Portfolio Investments.

92 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-10, Class A4
6.00%	08/25/36		$3,364,196	$3,392,920
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-2, Class 2A3
5.50%	03/25/36		371,212	358,793
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR1, Class 1A1
3.00%	03/25/36	[3]	5,645,808	5,329,390
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR10, Class 5A1
3.08%	07/25/36	[3]	336,085	331,260
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR10, Class 5A2
3.08%	07/25/36	[3]	113,980	112,344
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR10, Class 5A3
3.08%	07/25/36	[3]	243,765	240,265
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR10, Class 5A6
3.08%	07/25/36	[3]	1,424,927	1,404,467
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR8, Class 1A3
3.08%	04/25/36	[3]	12,179	12,053

				5,613,969,291

U.S. Agency Mortgage-Backed — 28.05%
Fannie Mae Pool (TBA)
2.50%	01/25/28		594,070,000	595,508,748
3.00%	01/25/27		239,130,000	245,463,203
3.00%	01/25/43		793,920,000	789,020,021
3.50%	01/25/44		770,205,000	789,460,148
4.00%	01/25/44		597,895,000	628,618,869
Fannie Mae Pool 190375
5.50%	11/01/36		1,495,077	1,670,779
Fannie Mae Pool 190396
4.50%	06/01/39		20,275	21,834
Fannie Mae Pool 254232
6.50%	03/01/22		25,763	29,162
Fannie Mae Pool 313182
7.50%	10/01/26		3,181	3,492
Fannie Mae Pool 394854
6.50%	05/01/27		1,602	1,814
Fannie Mae Pool 464367
4.54%	01/01/20		4,956,978	5,285,652
Fannie Mae Pool 466766
3.88%	12/01/20		17,904,916	18,963,392
Fannie Mae Pool 467243
4.55%	01/01/21		2,537,506	2,754,897

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 467572
3.80%	04/01/18		$5,468,767	$5,575,372
Fannie Mae Pool 468128
4.33%	07/01/21		1,959,473	2,116,637
Fannie Mae Pool 468551
3.98%	07/01/21		10,252,500	10,974,888
Fannie Mae Pool 468587
3.84%	08/01/21		708,541	753,189
Fannie Mae Pool 468764
4.16%	07/01/21		28,200,000	30,263,952
Fannie Mae Pool 545191
7.00%	09/01/31		6,451	6,888
Fannie Mae Pool 545756
7.00%	06/01/32		1,352	1,579
Fannie Mae Pool 545831
6.50%	08/01/17		1,724	1,736
Fannie Mae Pool 555284
7.50%	10/01/17		1,814	1,834
Fannie Mae Pool 606108
7.00%	03/01/31		4,575	4,694
Fannie Mae Pool 613142
7.00%	11/01/31		10,584	12,374
Fannie Mae Pool 625666
7.00%	01/01/32		10,390	11,638
Fannie Mae Pool 633698
7.50%	02/01/31		61,829	71,906
Fannie Mae Pool 646884
2.67%	05/01/32	[3]	5,262	5,394
Fannie Mae Pool 655928
7.00%	08/01/32		193,511	229,470
Fannie Mae Pool 725257
5.50%	02/01/34		1,683,765	1,883,979
Fannie Mae Pool 734830
4.50%	08/01/33		24,369	26,333
Fannie Mae Pool 734922
4.50%	09/01/33		3,025,464	3,282,973
Fannie Mae Pool 735207
7.00%	04/01/34		34,501	39,857
Fannie Mae Pool 735224
5.50%	02/01/35		6,630,384	7,440,361
Fannie Mae Pool 735646
4.50%	07/01/20		1,146,806	1,187,272
Fannie Mae Pool 735651
4.50%	06/01/35		7,137,106	7,725,073
Fannie Mae Pool 735686
6.50%	12/01/22		32,651	36,951
Fannie Mae Pool 740297
5.50%	10/01/33		3,023	3,393

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 93

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 745147
4.50%	12/01/35		$48,499	$52,296
Fannie Mae Pool 745592
5.00%	01/01/21		5,309	5,474
Fannie Mae Pool 753168
4.50%	12/01/33		12,867	13,848
Fannie Mae Pool 815422
4.50%	02/01/35		81,196	87,833
Fannie Mae Pool 817611
2.81%	11/01/35	[3]	448,557	478,216
Fannie Mae Pool 839109
3.41%	11/01/35	[3]	8,164	8,557
Fannie Mae Pool 841031
3.34%	11/01/35	[3]	2,905	3,050
Fannie Mae Pool 844773
2.83%	12/01/35	[3]	6,729	7,043
Fannie Mae Pool 888412
7.00%	04/01/37		691,131	772,465
Fannie Mae Pool 889125
5.00%	12/01/21		3,670,419	3,814,541
Fannie Mae Pool 889184
5.50%	09/01/36		6,080,686	6,821,819
Fannie Mae Pool 918445
5.51%	05/01/37	[3]	25,686	26,777
Fannie Mae Pool 933033
6.50%	10/01/37		715,004	787,537
Fannie Mae Pool AB1613
4.00%	10/01/40		50,441,576	53,477,831
Fannie Mae Pool AB1803
4.00%	11/01/40		58,012,469	61,737,833
Fannie Mae Pool AB2127
3.50%	01/01/26		32,948,540	34,401,115
Fannie Mae Pool AB3679
3.50%	10/01/41		18,326,610	18,876,262
Fannie Mae Pool AB3864
3.50%	11/01/41		16,034,022	16,526,717
Fannie Mae Pool AB4045
3.50%	12/01/41		17,223,443	17,856,539
Fannie Mae Pool AB4262
3.50%	01/01/32		13,256,263	13,851,241
Fannie Mae Pool AB9703
3.50%	06/01/43		43,690,353	45,079,009
Fannie Mae Pool AC8279
4.50%	08/01/39		30,266	32,722
Fannie Mae Pool AD0849
4.25%	02/01/20		27,177,918	28,834,654
Fannie Mae Pool AD0850
4.31%	02/01/20		43,733,235	46,426,597

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AD0895
4.50%	07/01/19	$42,038,537	$44,366,159
Fannie Mae Pool AE0482
5.50%	01/01/38	14,701,709	16,420,885
Fannie Mae Pool AE0600
3.93%	11/01/20	32,100,341	34,075,219
Fannie Mae Pool AE0605
4.65%	07/01/20	21,487,860	22,967,421
Fannie Mae Pool AE0918
3.67%	10/01/20	5,263,604	5,546,733
Fannie Mae Pool AH3780
4.00%	02/01/41	22,849,934	24,313,547
Fannie Mae Pool AJ1404
4.00%	09/01/41	34,836,397	36,894,687
Fannie Mae Pool AL0209
4.50%	05/01/41	34,516,079	37,629,122
Fannie Mae Pool AL0290
4.45%	04/01/21	31,396,102	34,001,722
Fannie Mae Pool AL0600
4.30%	07/01/21	4,512,829	4,838,967
Fannie Mae Pool AL0834
4.07%	10/01/21	30,333,849	32,566,075
Fannie Mae Pool AL0851
6.00%	10/01/40	27,418,330	31,093,662
Fannie Mae Pool AL1445
4.36%	11/01/21	74,796,551	80,428,084
Fannie Mae Pool AL2669
4.46%	09/01/21	23,777,345	25,537,866
Fannie Mae Pool AL4597
4.00%	01/01/44	86,231,183	91,764,836
Fannie Mae Pool AL6162
3.30%	02/01/23	21,292,049	21,887,437
Fannie Mae Pool AL6466
2.90%	11/01/26	100,006,997	100,644,489
Fannie Mae Pool AL6829
2.97%	05/01/27	2,819,981	2,810,738
Fannie Mae Pool AL7091
3.00%	06/01/45	37,198,355	37,024,994
Fannie Mae Pool AL8037
4.50%	07/01/34	416,310	449,283
Fannie Mae Pool AL8356
4.50%	07/01/34	1,207,202	1,299,801
Fannie Mae Pool AL9105
4.50%	09/01/46	204,705,660	220,409,556
Fannie Mae Pool AL9106
4.50%	02/01/46	143,122,345	154,164,005
Fannie Mae Pool AL9107
4.50%	03/01/46	151,161,554	162,776,194

See accompanying notes to Schedule of Portfolio Investments.

94 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL9108
4.50%	12/01/34	$27,177,004	$29,249,669
Fannie Mae Pool AL9152
4.50%	09/15/46	12,995,247	13,997,809
Fannie Mae Pool AL9472
4.00%	10/01/43	16,807,895	17,763,464
Fannie Mae Pool AL9549
4.00%	09/01/46	728,930,000	767,325,170
Fannie Mae Pool AM0414
2.87%	09/01/27	39,760,000	39,063,883
Fannie Mae Pool AM4108
3.85%	08/01/25	4,757	5,046
Fannie Mae Pool AM4109
3.85%	08/01/25	4,757	5,046
Fannie Mae Pool AM4236
3.94%	08/01/25	9,548	10,169
Fannie Mae Pool AM4687
3.70%	12/01/25	5,340,821	5,590,585
Fannie Mae Pool AM4869
4.07%	12/01/25	1,895,550	2,035,221
Fannie Mae Pool AM5327
3.71%	03/01/26	2,928,020	3,037,647
Fannie Mae Pool AM6057
3.44%	08/01/26	6,750,000	6,956,812
Fannie Mae Pool AM6155
3.23%	07/01/26	2,980,573	3,042,052
Fannie Mae Pool AM6667
3.39%	09/01/26	3,461,000	3,553,233
Fannie Mae Pool AM7016
3.47%	10/01/29	5,065,000	5,197,112
Fannie Mae Pool AM8036
2.66%	03/01/27	1,965,000	1,901,639
Fannie Mae Pool AM8709
2.82%	04/01/27	6,500,000	6,424,394
Fannie Mae Pool AM8765
2.83%	06/01/27	4,000,000	3,899,011
Fannie Mae Pool AM8958
2.97%	06/01/30	5,500,000	5,366,087
Fannie Mae Pool AM8969
3.27%	07/01/30	12,691,000	12,783,946
Fannie Mae Pool AM9004
2.80%	06/01/25	100,000,000	99,537,621
Fannie Mae Pool AM9282
3.76%	12/01/30	10,000,000	10,434,661
Fannie Mae Pool AM9440
3.05%	07/01/27	47,705,000	47,676,869
Fannie Mae Pool AM9601
3.39%	08/01/27	3,848,900	3,949,924

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AM9602
3.57%	08/01/27	$1,796,808	$1,870,758
Fannie Mae Pool AM9623
3.34%	07/01/30	1,420,000	1,440,811
Fannie Mae Pool AM9749
3.48%	11/01/30	5,603,030	5,749,502
Fannie Mae Pool AM9954
3.22%	11/01/27	3,290,907	3,334,423
Fannie Mae Pool AN0153
3.36%	11/01/30	10,936,647	11,121,368
Fannie Mae Pool AN0154
3.36%	11/01/30	15,506,068	15,767,966
Fannie Mae Pool AN0543
3.53%	01/01/31	7,125,000	7,347,139
Fannie Mae Pool AN0648
3.28%	01/01/28	14,397,657	14,658,494
Fannie Mae Pool AN0768
3.19%	01/01/26	13,119,675	13,364,990
Fannie Mae Pool AN0854
3.28%	02/01/28	8,815,000	8,878,095
Fannie Mae Pool AN0959
2.92%	05/01/31	35,459,000	34,381,401
Fannie Mae Pool AN0962
3.43%	02/01/31	15,423,000	15,737,757
Fannie Mae Pool AN1210
2.85%	05/01/31	5,977,500	5,768,939
Fannie Mae Pool AN1427
2.96%	04/01/28	4,260,255	4,226,000
Fannie Mae Pool AN1468
2.97%	05/01/31	26,320,000	25,557,101
Fannie Mae Pool AN1482
3.03%	05/01/31	5,576,300	5,494,195
Fannie Mae Pool AN1682
3.13%	05/01/31	22,305,551	21,774,329
Fannie Mae Pool AN1686
2.32%	07/01/26	31,566,321	30,208,527
Fannie Mae Pool AN1688
2.32%	07/01/26	26,801,593	25,648,749
Fannie Mae Pool AN1835
2.54%	07/01/28	16,550,000	15,527,133
Fannie Mae Pool AN1954
2.26%	07/01/26	29,073,000	27,625,395
Fannie Mae Pool AN2063
2.58%	07/01/26	284,677,800	273,942,421
Fannie Mae Pool AN2118
2.32%	08/01/26	14,911,891	14,265,604
Fannie Mae Pool AN2228
2.52%	08/01/26	15,985,000	15,422,009

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 95

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AN2248
2.48%	08/01/26	$51,160,000	$48,867,538
Fannie Mae Pool AN2270
2.51%	08/01/26	2,708,900	2,624,355
Fannie Mae Pool AN2271
2.33%	08/01/26	2,152,000	2,029,574
Fannie Mae Pool AN2309
2.21%	07/01/26	46,690,677	44,383,873
Fannie Mae Pool AN2338
2.36%	09/01/26	42,565,234	40,733,311
Fannie Mae Pool AN2367
2.46%	08/01/26	12,502,000	12,036,180
Fannie Mae Pool AN2371
2.18%	09/01/26	37,267,231	35,182,616
Fannie Mae Pool AN2840
2.49%	09/01/28	21,955,000	20,497,992
Fannie Mae Pool AN3097
2.54%	11/01/28	35,120,000	33,260,684
Fannie Mae Pool AN3574
2.34%	11/01/26	28,210,000	26,563,137
Fannie Mae Pool AN3754
2.70%	12/01/28	89,530,000	85,534,070
Fannie Mae Pool AU3739
3.50%	08/01/43	59,340,961	61,310,532
Fannie Mae Pool BC1158
3.50%	02/01/46	397,404,042	407,730,097
Fannie Mae Pool FN0000
3.59%	09/01/20	9,391,095	9,861,624
Fannie Mae Pool FN0001
3.76%	12/01/20	47,238,280	49,875,021
Fannie Mae Pool FN0003
4.28%	01/01/21	6,981,202	7,479,103
Fannie Mae Pool FN0005
3.38%	11/01/20	38,531,899	40,224,566
Fannie Mae Pool FN0007
3.46%	11/01/20	100,000	104,935
Fannie Mae Pool FN0010
3.84%	09/01/20	326,295	345,191
Fannie Mae Pool MA0232
4.50%	11/01/29	834,607	898,052
Fannie Mae Pool MA1177
3.50%	09/01/42	103,453,469	105,954,447
Fannie Mae Pool MA1404
3.50%	04/01/43	7,695	7,939
Fannie Mae Pool MA1527
3.00%	07/01/33	95,409,353	97,559,794
Fannie Mae Pool MA1561
3.00%	09/01/33	58,976,049	60,268,456

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA1582
3.50%	09/01/43		$29,150,952	$29,857,571
Fannie Mae Pool MA1584
3.50%	09/01/33		100,587,240	105,007,577
Fannie Mae Pool MA1608
3.50%	10/01/33		68,757,973	71,779,563
Fannie Mae Pool MA2676
2.50%	07/01/26		71,610,085	72,986,338
Fannie Mae Pool MA2710
2.50%	08/01/26		125,894,651	128,104,698
Fannie Mae Pool MA2776
2.50%	10/01/26		16,632,404	16,952,057
Fannie Mae Pool MA2801
2.50%	11/01/26		15,189,870	15,481,800
Fannie Mae Pool MA2803
2.50%	11/01/31		6,058,133	6,074,976
Fannie Mae Pool MA2829
2.50%	12/01/26		11,383,807	11,602,589
Fannie Mae Pool MA2830
2.50%	12/01/31		338,142,763	339,083,067
Fannie Mae REMICS, Series 1988-28,
Class H
9.05%	12/25/18		121	123
Fannie Mae REMICS, Series 1989-27,
Class Y
6.90%	06/25/19		143	148
Fannie Mae REMICS, Series 1991-65,
Class Z
6.50%	06/25/21		2,899	3,074
Fannie Mae REMICS, Series 1992-123,
Class Z
7.50%	07/25/22		1,058	1,160
Fannie Mae REMICS, Series 1993-132,
Class D (PO)
0.00%	10/25/22	[10]	52,926	49,752
Fannie Mae REMICS, Series 1993-29,
Class PK
7.00%	03/25/23		7,163	7,700
Fannie Mae REMICS, Series 1994-55,
Class H
7.00%	03/25/24		20,238	22,035
Fannie Mae REMICS, Series 1997-34,
Class SA
3.31%	10/25/23	[3]	5,279	6,609
Fannie Mae REMICS, Series 1998-37,
Class VZ
6.00%	06/17/28		13,952	15,197
Fannie Mae REMICS, Series 1999-11,
Class Z
5.50%	03/25/29		44,700	48,987

See accompanying notes to Schedule of Portfolio Investments.

96 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2001-52,
Class YZ
6.50%	10/25/31		$179,341	$206,922
Fannie Mae REMICS, Series 2005-104,
Class NI (IO)
5.94%	03/25/35	[3]	20,743,084	1,831,581
Fannie Mae REMICS, Series 2005-117,
Class LC
5.50%	11/25/35		12,572,716	13,385,075
Fannie Mae REMICS, Series 2005-122,
Class SG (IO)
5.84%	11/25/35	[3]	143,085	20,166
Fannie Mae REMICS, Series 2005-92,
Class US (IO)
5.34%	10/25/25	[3]	9,634,603	1,124,614
Fannie Mae REMICS, Series 2006-4,
Class WE
4.50%	02/25/36		126,743	136,627
Fannie Mae REMICS, Series 2006-49,
Class SE
25.98%	04/25/36	[3]	3,972,024	6,391,027
Fannie Mae REMICS, Series 2007-17,
Class SI (IO)
5.64%	03/25/37	[3]	3,637,143	453,399
Fannie Mae REMICS, Series 2007-34,
Class SB (IO)
5.35%	04/25/37	[3]	6,777,388	1,104,037
Fannie Mae REMICS, Series 2007-64,
Class FA
1.23%	07/25/37	[3]	10,075	10,170
Fannie Mae REMICS, Series 2008-24,
Class NA
6.75%	06/25/37		1,721,914	1,839,818
Fannie Mae REMICS, Series 2010-116,
Class SE (IO)
5.84%	10/25/40	[3]	8,035,299	1,430,551
Fannie Mae REMICS, Series 2010-135,
Class EA
3.00%	01/25/40		23,719	24,182
Fannie Mae REMICS, Series 2010-17,
Class SB (IO)
5.59%	03/25/40	[3]	13,705,798	2,576,072
Fannie Mae REMICS, Series 2010-43,
Class KS (IO)
5.66%	05/25/40	[3]	24,644,655	4,413,794
Fannie Mae REMICS, Series 2011-101,
Class HE
4.00%	10/25/41		10,100,000	10,861,959
Fannie Mae REMICS, Series 2011-111,
Class DB
4.00%	11/25/41		24,977,334	25,974,754

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2011-2,
Class PD
4.00%	12/25/39		$78,087	$80,574
Fannie Mae REMICS, Series 2013-101,
Class BO (PO)
0.00%	10/25/43	[10]	30,059,350	22,838,939
Fannie Mae REMICS, Series 2013-101,
Class CO (PO)
0.00%	10/25/43	[10]	18,509,971	14,118,994
Fannie Mae REMICS, Series G92-12,
Class B
7.70%	02/25/22		145	150
Fannie Mae REMICS, Series G92-36,
Class Z
7.00%	07/25/22		97	103
Fannie Mae REMICS, Series G93-21,
Class Z
7.20%	05/25/23		4,205	4,637
Fannie Mae Trust, Series 2003-W2,
Class 2A9
5.90%	07/25/42		39,137	43,654
Fannie Mae, Series 2015-M4, Class FA
0.74%	09/25/18	[3]	111,233,919	111,288,568
Fannie Mae-Aces, Series 2011-M5,
Class X
1.15%	07/25/21	[3]	155,869,633	6,587,253
Fannie Mae-Aces, Series 2013-M4,
Class ASQ2
1.45%	02/25/18		13,289,785	13,293,724
Fannie Mae-Aces, Series 2014-M12,
Class FA
0.83%	10/25/21	[3]	51,913,947	51,735,623
Fannie Mae-Aces, Series 2014-M6,
Class FA
0.91%	12/25/17	[3]	10,927,957	10,933,673
Fannie Mae-Aces, Series 2014-M8,
Class A1
2.35%	06/25/24		6,711,307	6,780,763
Fannie Mae-Aces, Series 2014-M8,
Class FA
0.78%	05/25/18	[3]	88,783,938	88,655,645
Fannie Mae-Aces, Series 2015-M10,
Class A2
3.09%	04/25/27	[3]	122,515,000	123,033,483
Fannie Mae-Aces, Series 2015-M10,
Class FA
0.78%	03/25/19	[3]	56,770,769	56,826,824
Fannie Mae-Aces, Series 2015-M2,
Class A3
3.05%	12/25/24	[3]	28,680	29,088

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 97

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae-Aces, Series 2015-M8,
Class FA
0.70%	11/25/18	[3]	$77,971,718	$77,942,307
Fannie Mae-Aces, Series 2016-M13,
Class FA
1.23%	11/25/23	[3]	79,745,000	79,791,499
Freddie Mac Gold Pool A24156
6.50%	10/01/31		365,908	417,290
Freddie Mac Gold Pool A25162
5.50%	05/01/34		3,393,586	3,810,205
Freddie Mac Gold Pool A39012
5.50%	06/01/35		68,404	78,748
Freddie Mac Gold Pool A54856
5.00%	01/01/34		6,132,825	6,750,983
Freddie Mac Gold Pool A61164
5.00%	04/01/36		19,396	21,290
Freddie Mac Gold Pool A97038
4.00%	02/01/41		19,036,940	20,159,333
Freddie Mac Gold Pool C01492
5.00%	02/01/33		1,095,708	1,200,590
Freddie Mac Gold Pool C04546
3.00%	02/01/43		27,507,375	27,504,761
Freddie Mac Gold Pool C04573
3.00%	03/01/43		34,239,938	34,107,530
Freddie Mac Gold Pool C46104
6.50%	09/01/29		24,968	28,222
Freddie Mac Gold Pool C55789
7.50%	10/01/27		12,477	13,669
Freddie Mac Gold Pool C90573
6.50%	08/01/22		74,185	81,641
Freddie Mac Gold Pool E02402
6.00%	10/01/22		22,965	24,959
Freddie Mac Gold Pool G00992
7.00%	11/01/28		1,392	1,572
Freddie Mac Gold Pool G01515
5.00%	02/01/33		1,175,140	1,286,876
Freddie Mac Gold Pool G02579
5.00%	12/01/34		1,426,045	1,569,407
Freddie Mac Gold Pool G02884
6.00%	04/01/37		4,519,534	5,140,788
Freddie Mac Gold Pool G02955
5.50%	03/01/37		5,614,177	6,326,185
Freddie Mac Gold Pool G03357
5.50%	08/01/37		2,231,288	2,571,385
Freddie Mac Gold Pool G03676
5.50%	12/01/37		4,058,865	4,657,575
Freddie Mac Gold Pool G03783
5.50%	01/01/38		2,815,170	3,241,624

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G03985
6.00%	03/01/38	$35,714	$40,869
Freddie Mac Gold Pool G04438
5.50%	05/01/38	7,997,366	8,982,224
Freddie Mac Gold Pool G04703
5.50%	08/01/38	7,709,403	8,550,862
Freddie Mac Gold Pool G04706
5.50%	09/01/38	275,737	310,689
Freddie Mac Gold Pool G05866
4.50%	02/01/40	26,776,706	29,192,596
Freddie Mac Gold Pool G06361
4.00%	03/01/41	34,694	36,924
Freddie Mac Gold Pool G06498
4.00%	04/01/41	36,184,566	38,372,660
Freddie Mac Gold Pool G06499
4.00%	03/01/41	16,895,773	17,902,742
Freddie Mac Gold Pool G06620
4.50%	07/01/41	35,724,166	38,551,398
Freddie Mac Gold Pool G07408
3.50%	06/01/43	33,008,219	34,224,106
Freddie Mac Gold Pool G07786
4.00%	08/01/44	319,925,666	339,252,264
Freddie Mac Gold Pool G07848
3.50%	04/01/44	158,635,341	163,488,355
Freddie Mac Gold Pool G07849
3.50%	05/01/44	22,935,525	23,619,737
Freddie Mac Gold Pool G07924
3.50%	01/01/45	33,884,213	34,852,570
Freddie Mac Gold Pool G07925
4.00%	02/01/45	20,891,514	22,154,253
Freddie Mac Gold Pool G08660
4.00%	08/01/45	3,214,518	3,379,136
Freddie Mac Gold Pool G08676
3.50%	11/01/45	122,774,955	125,848,307
Freddie Mac Gold Pool G08677
4.00%	11/01/45	246,609,265	259,255,644
Freddie Mac Gold Pool G08681
3.50%	12/01/45	81,083,983	83,115,726
Freddie Mac Gold Pool G08682
4.00%	12/01/45	158,732,259	166,882,100
Freddie Mac Gold Pool G08688
4.00%	01/01/46	42,736,131	44,930,806
Freddie Mac Gold Pool G08694
4.00%	02/01/46	90,384,319	95,024,248
Freddie Mac Gold Pool G08698
3.50%	03/01/46	403,824,222	413,948,753
Freddie Mac Gold Pool G08699
4.00%	03/01/46	22,953,667	24,133,892

See accompanying notes to Schedule of Portfolio Investments.

98 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G08702
3.50%	04/01/46	$568,055,393	$582,330,324
Freddie Mac Gold Pool G08703
4.00%	04/01/46	70,797,239	74,460,577
Freddie Mac Gold Pool G08706
3.50%	05/01/46	14,003	14,355
Freddie Mac Gold Pool G08710
3.00%	06/01/46	362,678,641	360,715,502
Freddie Mac Gold Pool G08711
3.50%	06/01/46	411,208,152	421,569,660
Freddie Mac Gold Pool G08712
4.00%	06/01/46	83,100,337	87,382,763
Freddie Mac Gold Pool G08715
3.00%	08/01/46	514,505,771	511,801,416
Freddie Mac Gold Pool G08716
3.50%	08/01/46	124,491,304	127,631,293
Freddie Mac Gold Pool G08717
4.00%	08/01/46	188,351,961	198,049,831
Freddie Mac Gold Pool G08721
3.00%	08/01/46	34,514,318	34,332,875
Freddie Mac Gold Pool G08722
3.50%	09/01/46	156,452,741	160,401,880
Freddie Mac Gold Pool G08723
4.00%	09/01/46	133,655,751	140,594,356
Freddie Mac Gold Pool G08726
3.00%	09/01/46	560,280,607	557,334,147
Freddie Mac Gold Pool G08727
3.50%	10/01/46	127,187,262	130,436,667
Freddie Mac Gold Pool G08732
3.00%	11/01/46	329,183,316	327,455,479
Freddie Mac Gold Pool G08737
3.00%	12/01/46	190,669,513	189,647,525
Freddie Mac Gold Pool G08741
3.00%	01/01/47	186,035,000	185,037,181
Freddie Mac Gold Pool G08747
3.00%	01/01/47	200,000,000	198,920,000
Freddie Mac Gold Pool G11707
6.00%	03/01/20	251,140	259,560
Freddie Mac Gold Pool G12393
5.50%	10/01/21	3,731,335	3,946,663
Freddie Mac Gold Pool G12399
6.00%	09/01/21	2,067	2,211
Freddie Mac Gold Pool G12824
6.00%	08/01/22	2,035,958	2,199,137
Freddie Mac Gold Pool G12909
6.00%	11/01/22	5,360,885	5,800,680
Freddie Mac Gold Pool G13032
6.00%	09/01/22	957,127	1,025,067

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G13058
4.50%	10/01/20		$1,670,550	$1,714,742
Freddie Mac Gold Pool G18596
3.00%	04/01/31		101,928,063	104,798,775
Freddie Mac Gold Pool G18622
2.50%	12/01/31		408,091,084	409,319,001
Freddie Mac Gold Pool G60023
3.50%	04/01/45		28,562,966	29,433,445
Freddie Mac Gold Pool G60080
3.50%	06/01/45		433,881,446	447,016,512
Freddie Mac Gold Pool G60138
3.50%	08/01/45		399,281,901	411,464,383
Freddie Mac Gold Pool G60238
3.50%	10/01/45		459,190,083	472,947,831
Freddie Mac Gold Pool G60440
3.50%	03/01/46		335,781,485	345,242,037
Freddie Mac Gold Pool H00790
5.50%	05/01/37		39,609	43,537
Freddie Mac Gold Pool H03161
6.50%	08/01/37		1,172	1,216
Freddie Mac Gold Pool H05069
5.50%	05/01/37		2,029,593	2,222,246
Freddie Mac Gold Pool H09082
6.50%	09/01/37		3,008	3,317
Freddie Mac Gold Pool Q05804
4.00%	01/01/42		57,845,144	61,524,849
Freddie Mac Gold Pool U99097
3.50%	07/01/43		98,314,265	101,046,936
Freddie Mac Gold Pool V80356
3.50%	08/01/43		60,370,460	62,518,797
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K040,
Class A2
3.24%	09/25/24		2,840,000	2,944,244
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K053,
Class A2
3.00%	12/25/25		205,000,000	206,940,181
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K151,
Class A3
3.51%	04/25/30		3,705,000	3,821,883
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K152,
Class A2
3.08%	01/25/31		120,000,000	119,576,364
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF02,
Class A3
1.16%	07/25/20	[3]	1,268,503	1,273,938

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 99

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
3.16%	05/25/25	[3]	$46,605,000	$47,241,130
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class A2
2.74%	09/25/25		65,000,000	63,965,177
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		46,192,819	47,270,415
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A2
4.28%	01/25/20		70,890,000	75,352,837
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSW1, Class A
1.11%	02/25/26	[3]	15,000,000	15,024,902
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KX01, Class A
2.36%	02/25/23		70,482,751	70,501,513
Freddie Mac REMICS, Series 1004, Class H
7.95%	10/15/20		152	160
Freddie Mac REMICS, Series 1073, Class G
7.00%	05/15/21		347	372
Freddie Mac REMICS, Series 1107, Class ZC
6.50%	07/15/21		3,557	3,764
Freddie Mac REMICS, Series 165, Class K
6.50%	09/15/21		65	68
Freddie Mac REMICS, Series 1980, Class Z
7.00%	07/15/27		126,515	141,687
Freddie Mac REMICS, Series 1983, Class Z
6.50%	12/15/23		61,960	66,731
Freddie Mac REMICS, Series 2098, Class TZ
6.00%	01/15/28		560,107	609,432
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		29,632	32,869
Freddie Mac REMICS, Series 2313, Class LA
6.50%	05/15/31		19,521	22,405

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2433, Class SA
19.10%	02/15/32	[3]	$17,106	$22,246
Freddie Mac REMICS, Series 2481, Class AW
6.50%	08/15/32		65,555	71,823
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		21,493	1,167
Freddie Mac REMICS, Series 2649, Class PC
5.50%	07/15/33		13,760	14,273
Freddie Mac REMICS, Series 3019, Class SW (IO)
6.50%	08/15/35	[3]	2,637,331	562,873
Freddie Mac REMICS, Series 3063, Class YG
5.50%	11/15/35		6,871,386	7,651,455
Freddie Mac REMICS, Series 3300, Class SA (IO)
6.50%	08/15/35	[3]	1,166,023	230,443
Freddie Mac REMICS, Series 3707, Class EI (IO)
5.00%	12/15/38		25,318,859	3,219,550
Freddie Mac REMICS, Series 3730, Class JG
3.00%	09/15/39		27,598	28,092
Freddie Mac REMICS, Series 3752, Class XL
4.50%	11/15/40		66,277,000	71,524,985
Freddie Mac REMICS, Series 3891, Class HS (IO)
5.25%	07/15/41	[3]	12,213,819	1,292,490
Freddie Mac REMICS, Series 3904, Class JB
4.50%	08/15/41		18,155,000	19,639,367
Freddie Mac REMICS, Series 3925, Class LB
4.50%	09/15/41		9,215,000	10,215,176
Freddie Mac REMICS, Series 3928, Class JD
4.00%	09/15/41		32,095,702	33,766,378
Freddie Mac REMICS, Series 4102, Class TC
2.50%	09/15/41		27,147,505	27,176,900
Freddie Mac REMICS, Series 4161, Class BA
2.50%	12/15/41		40,398,395	40,598,703
Freddie Mac Strips, Series 309, Class PO (PO)
0.00%	08/15/43	[10]	47,223,704	38,271,875

See accompanying notes to Schedule of Portfolio Investments.

100 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Strips, Series 319, Class F2
1.20%	11/15/43	[3]	$9,239,106	$9,186,259
Ginnie Mae I Pool 782817
4.50%	11/15/39		29,931,733	32,504,535
Ginnie Mae II Pool (TBA)
3.00%	01/20/43		406,365,000	411,484,236
3.50%	12/20/43		373,070,000	387,788,775
Ginnie Mae II Pool 2631
7.00%	08/20/28		3,066	3,557
Ginnie Mae II Pool 80968
2.13%	07/20/34	[3]	23,748	24,465
Ginnie Mae II Pool 81267
2.00%	03/20/35	[3]	47,377	49,272
Ginnie Mae II Pool 81432
2.13%	08/20/35	[3]	43,173	44,981
Ginnie Mae II Pool 81497
2.00%	10/20/35	[3]	39,113	40,632
Ginnie Mae II Pool 8631
2.13%	05/20/25	[3]	7,467	7,691
Ginnie Mae II Pool 8644
2.50%	06/20/25	[3]	12,638	13,090
Ginnie Mae II Pool MA3521
3.50%	03/20/46		128,750,769	134,022,979
Ginnie Mae II Pool MA3597
3.50%	04/20/46		321,124,408	334,274,308
Ginnie Mae II Pool MA3663
3.50%	05/20/46		306,085,861	318,620,025
Ginnie Mae II Pool MA3736
3.50%	06/20/46		215,347,289	224,165,786
Ginnie Mae II Pool MA3937
3.50%	09/20/46		70,807,937	73,724,017
Ginnie Mae II Pool MA4003
3.00%	10/20/46		33,744,953	34,218,950
Ginnie Mae II Pool MA4069
3.50%	11/20/46		217,727,548	226,685,149
Ginnie Mae II Pool MA4126
3.00%	11/20/46		548,550,000	556,252,575
Ginnie Mae II Pool MA4127
3.50%	12/20/46		220,000,000	229,051,134
Ginnie Mae, Series 2000-22, Class SG (IO)
10.09%	05/16/30	[3]	65,514	5,281
Ginnie Mae, Series 2003-86, Class ZK
5.00%	10/20/33		13,071,049	14,306,728
Ginnie Mae, Series 2004-93, Class PC
5.00%	04/16/34		66,231	68,431
Ginnie Mae, Series 2007-35, Class PY (IO)
6.04%	06/16/37	[3]	22,753,054	4,399,868

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2009-106, Class SD (IO)
5.51%	03/20/36	[3]	$20,015,566	$2,862,670
Ginnie Mae, Series 2009-106, Class XI (IO)
6.06%	05/20/37	[3]	50,151,194	9,226,706
Ginnie Mae, Series 2009-124, Class SC (IO)
5.74%	12/20/39	[3]	8,419,306	1,523,605
Ginnie Mae, Series 2009-17, Class P
4.00%	08/16/38		23,465	24,196
Ginnie Mae, Series 2009-66, Class XS (IO)
6.09%	07/16/39	[3]	99,991	13,978
Ginnie Mae, Series 2009-8, Class PS (IO)
5.59%	08/16/38	[3]	166,110	19,506
Ginnie Mae, Series 2010-4, Class SL (IO)
5.69%	01/16/40	[3]	104,984	17,558
Ginnie Mae, Series 2010-4, Class SM (IO)
5.09%	01/16/40	[3]	19,088,086	2,852,014
Ginnie Mae, Series 2010-6, Class BS (IO)
5.79%	09/16/39	[3]	6,614,604	646,517
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		231,001	50,217
Ginnie Mae, Series 2013-113, Class LY
3.00%	05/20/43		51,184,000	49,814,194
NCUA Guaranteed Notes, Series 2010-R1, Class A1
1.10%	10/07/20	[3]	19,497,086	19,523,875
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.76%	12/08/20	[3]	10,344,852	10,376,172
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
1.21%	12/08/20	[3]	27,905,744	28,046,130
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
1.18%	03/09/21	[3]	2,631,207	2,626,029

				22,009,795,971

Total Mortgage-Backed
(Cost $29,327,965,663)				29,397,761,264

MUNICIPAL BONDS — 0.85%*
California — 0.17%
Bay Area Toll Authority, Build America Bonds
6.26%	04/01/49		2,275,000	3,098,982
California Health Facilities Financing Authority, Saint Joseph Health, Series A
4.00%	10/01/36		3,500,000	3,522,330
Los Angeles Department of Water & Power, Build America Bonds, Series SY
6.01%	07/01/39		350,000	434,140

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 101

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
California (continued)
San Diego County Water Authority, Build America Bonds
6.14%	05/01/49		$7,900,000	$10,302,627
State of California, Build America Bonds
6.65%	03/01/22		4,245,000	5,027,141
7.95%	03/01/36		7,350,000	8,589,651
State of California, Build America Bonds, Various Purpose
7.50%	04/01/34		3,885,000	5,495,333
State of California, Taxable, Various Purpose
6.20%	03/01/19		10,680,000	11,674,735
University of California, Taxable Revenue Bonds, Series AP
3.93%	05/15/45		57,230,000	56,729,238
University of California, Floating Rate Notes, Series Y, Class 1
1.27%	07/01/41	[3]	12,485,000	12,485,250
University of California, Floating Rate Notes, Series Y, Class 2
1.27%	07/01/41	[3]	15,000,000	15,000,300

				132,359,727

Illinois — 0.01%
State of Illinois, Build America Bonds
6.63%	02/01/35		4,120,000	4,214,224
State of Illinois, Taxable Pension Bonds
5.10%	06/01/33		591,000	522,929

				4,737,153

Massachusetts — 0.08%
Commonwealth of Massachusetts, Series E
3.00%	04/01/41		24,000,000	20,850,720
Commonwealth of Massachusetts, Series G
3.00%	09/01/46		46,140,000	38,794,973

				59,645,693

New Jersey — 0.01%
New Jersey State Turnpike Authority, Build America Bonds, Series A
7.10%	01/01/41		8,895,000	12,454,334

NewYork — 0.54%
City of New York, Build America Bonds
4.77%	10/01/23		4,420,000	4,922,200
5.05%	10/01/24		13,820,000	15,602,504
5.21%	10/01/31		6,420,000	7,359,567
5.52%	10/01/37		6,075,000	7,355,245
5.82%	10/01/31		220,000	245,546
5.99%	12/01/36		14,055,000	17,540,499
City of New York, Build America Bonds, Series F1
6.27%	12/01/37		9,655,000	12,549,279

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
NewYork (continued)
6.65%	12/01/31	$46,470,000	$53,302,949
Fiscal Year 2005 Securitization Corp., Special Obligation, Series B
4.93%	04/01/20	35,000	36,913
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42	3,555,000	4,044,168
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Build America Bonds
5.51%	08/01/37	25,000,000	30,175,750
5.57%	11/01/38	41,825,000	50,730,379
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds, Series G-3
5.27%	05/01/27	8,050,000	9,352,812
New York City Water & Sewer System, Water Utility Improvements, Series AA
3.00%	06/15/46	6,810,000	5,717,404
New York City Water and Sewer Authority, Build America, Taxable Bonds
5.44%	06/15/43	49,625,000	61,048,179
5.88%	06/15/44	29,220,000	37,827,920
New York City Water and Sewer Authority, Build America, Taxable Bonds, Series SE
6.01%	06/15/42	3,945,000	5,181,087
New York State Dormitory Authority, Taxable, Build American Bonds
5.43%	03/15/39	28,100,000	33,797,556
New York State Dormitory Authority, Build American Bonds
5.29%	03/15/33	44,990,000	52,484,884
New York State Urban Development Corp., Personal Income Tax, Series SE
3.20%	03/15/22	15,870,000	16,426,243

			425,701,084

Wisconsin — 0.04%
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group
4.00%	11/15/34	5,335,000	5,401,367
4.00%	11/15/35	17,580,000	17,702,357
4.00%	11/15/39	8,000,000	7,975,920

			31,079,644

Total Municipal Bonds
(Cost $666,205,104)			665,977,635

See accompanying notes to Schedule of Portfolio Investments.

102 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES — 0.44%
U.S. Agency Securities — 0.44%
Federal Home Loan Bank (STEP)
1.25%	06/28/30		$344,995,000	$345,550,787

Total U.S. Agency Securities
(Cost $344,431,412)				345,550,787

U.S. TREASURY SECURITIES — 32.45%
U.S. Treasury Bonds — 6.43%
U.S. Treasury Bonds
3.00%	11/15/44		150,325,000	148,551,185
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
0.25%	01/15/25	[11]	190,535,964	187,506,061
0.38%	07/15/25	[11]	958,380,950	953,489,469
0.63%	02/15/43	[11]	39,900,620	36,557,397
0.75%	02/15/45	[11]	791,541,759	745,396,901
1.38%	02/15/44	[11]	148,031,506	161,863,192
U.S. Treasury Bonds (WI)
2.88%	11/15/46		2,915,685,000	2,815,516,642

				5,048,880,847

U.S. Treasury Notes — 26.02%
U.S. Treasury Inflation Indexed Notes
0.13%	04/15/21		104,133,820	104,797,882
U.S. Treasury Notes
0.75%	10/31/17		2,131,241,000	2,129,492,636
0.75%	10/31/18		2,200,710,000	2,185,192,794
0.80%	01/31/18	[3]	440,000,000	441,253,494
1.00%	12/31/17		156,875,000	157,005,289
1.00%	11/30/18		720,815,000	718,517,460
1.13%	09/30/21		844,669,000	814,802,991
1.25%	12/15/18		970,520,000	971,733,150
1.25%	12/31/18		211,770,000	212,005,700
1.25%	10/31/21		2,759,598,000	2,676,258,747
1.50%	12/31/18		704,275,000	708,484,452
1.50%	01/31/19		1,108,460,000	1,114,651,858
1.50%	01/31/22		602,890,000	589,302,324
1.75%	11/30/21		3,730,488,000	3,703,525,376
1.88%	05/31/22		95,560,000	94,805,936
2.00%	12/31/21		1,048,155,000	1,052,106,544
2.00%	11/15/26		2,850,565,000	2,743,055,941

				20,416,992,574

Total U.S. Treasury Securities
(Cost $25,590,340,175)				25,465,873,421

Total Bonds – 101.54%
(Cost $79,842,871,625)				79,689,669,433

Issues			Shares	Value
COMMON STOCK — 0.00%
Energy — 0.00%
Arch Coal, Inc.			6,677	$521,140
Total Common Stock
(Cost $459,111)
Issues			Contracts	Value
PUT OPTIONS PURCHASED — 0.02%
Put Options Purchased — 0.02%
IMM Eurodollar 1 Year MIDCV Future Options, Put, Strilke $98.13, Expires 03/10/17			15,000	1,500,000
IMM Eurodollar 1 Year MIDCV Future Options, Put, Strilke $98.38, Expires 06/16/17			10,000	6,562,500
IMM Eurodollar 3 Year MIDCV Future Options, Put, Strilke $97.63, Expires 03/10/17			15,000	6,656,250

Total Put Options Purchased
(Cost $13,754,863)				14,718,750

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 7.76%
Commercial Paper — 0.15%
Anheuser-Busch InBev SA (Netherlands)
1.25%[12]	07/10/17	[2,4]	$50,000,000	49,654,850
Kraft Heinz Foods Co.
1.60%[12]	06/30/17		66,836,000	66,844,054

				116,498,904

Foreign Government Obligations — 4.73%
Japan Treasury Discount Bill, Series 636 (Japan)
0.00%[12]	01/10/17	[2]	33,890,000,000	290,575,042
Japan Treasury Discount Bill, Series 639 (Japan)
0.00%[12]	01/23/17	[2]	115,920,000,000	993,999,962
Japan Treasury Discount Bill, Series 647 (Japan)
0.00%[12]	02/27/17	[2]	86,800,000,000	744,525,726
Japan Treasury Discount Bill, Series 649 (Japan)
0.00%[12]	03/13/17	[2]	87,630,000,000	751,791,545
Japan Treasury Discount Bill, Series 652 (Japan)
0.00%[12]	03/27/17	[2]	109,020,000,000	935,461,423

				3,716,353,698

Money Market Funds — 2.79%
Dreyfus Government Cash Management Fund
0.45%[13]			2,133,974,000	2,133,974,000

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 103

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
Fidelity Investments Money Market Funds - Government Portfolio
0.39%[13,14]			20	$20
Morgan Stanley Institutional Liquidity Fund
0.44%[13]			59,518,000	59,518,000

				2,193,492,020

U.S. Treasury Bills — 0.09%
U.S. Treasury Bills
0.32%[12]	01/26/17		$2,450,000	2,449,356
0.38%[12]	01/19/17		4,000,000	3,999,271
0.48%[12]	04/06/17	[15]	61,809,000	61,725,681

				68,174,308

Total Short-Term Investments
(Cost $6,313,434,544)				6,094,518,930

Total Investments – 109.32%
(Cost $86,170,520,143)[1]				85,799,428,253

Liabilities in Excess of Other Assets – (9.32)%				(7,316,316,454)

Net Assets – 100.00%				$78,483,111,799

Currency Purchased	Currency Sold	Unrealized Appreciation/ (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 01/10/17 at 116.56 Counterparty: Bank of America
USD $ 335,346,999	JPY 33,890,000,000	$44,597,325
Forward currency contract to sell Japanese Yen on 01/23/17 at 116.47 Counterparty: Bank of America
USD $1,122,146,715	JPY 115,920,000,000	126,894,597
Forward currency contract to sell Japanese Yen on 02/27/17 at 116.29 Counterparty: JPMorgan Securities LLC
USD $ 798,061,850	JPY 86,800,000,000	51,666,564
Forward currency contract to sell Japanese Yen on 03/13/17 at 116.20 Counterparty: Bank of America
USD $ 769,001,930	JPY 87,630,000,000	14,900,573
Forward currency contract to sell Japanese Yen on 03/27/17 at 116.12 Counterparty: Bank of America
USD $ 926,611,391	JPY 109,020,000,000	(12,283,816)

Net unrealized appreciation		$225,775,243

Contracts		Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
10,000	Euro Dollar Ninety Day,
	Expiration December 2017	$(3,519,438)
10,385	U.S. Treasury Two Year Note,
	Expiration March 2017	(1,125,370)
45,594	U.S. Treasury Five Year Note,
	Expiration March 2017	(18,843,219)
1,000	U.S. Treasury Ten Year Note,
	Expiration March 2017	1,285,390

	Net unrealized depreciation	$(22,202,637)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: SHORT POSITIONS
5,000	Euro Dollar Ninety Day,
	Expiration June 2017	$608,925
5,000	Euro Dollar Ninety Day,
	Expiration June 2018	2,295,813
	Net unrealized appreciation	$2,904,738

Issues	Contracts	Premiums (Received)	Value
PUT OPTIONS WRITTEN
IMM Eurodollar 1 Year
MIDCV Future Options, Put,
Strilke $98.13, Expires
06/16/17	(20,000)	$(7,183,525)	$(7,125,000)
IMM Eurodollar 1 Year
MIDCV Future Options, Put,
Strilke $98.38, Expires
03/10/17	(15,000)	(2,584,500)	(4,593,750)
IMM Eurodollar 3 Year
MIDCV Future Options, Put,
Strilke $97.38, Expires
03/10/17	(15,000)	(3,522,000)	(3,281,250)

Total Put Options Written		$(13,290,025)	$(15,000,000)

Notes:

[1]	Cost for federal income tax purposes is $84,144,196,655 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$2,730,878,328
Gross unrealized (depreciation)	(1,075,646,730)

Net unrealized appreciation	$1,655,231,598

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]	Floating rate security. The rate disclosed was in effect at December 31, 2016.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $128,542,061, which is 0.16% of total net assets.
[6]	Security is currently in default with regard to scheduled interest or principal payments.
[7]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.

See accompanying notes to Schedule of Portfolio Investments.

104 / N-Q Report December 2016

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

[8]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.
[9]	Non-income producing security.
[10]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2016.
[11]	Inflation protected security. Principal amount reflects original security face amount.
[12]	Represents annualized yield at date of purchase.
[13]	Represents the current yield as of December 31, 2016.
[14]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $20.
[15]	Securities, or a portion thereof, pledged as collateral for futures, call options written and put options written. The total market value of collateral pledged is $50,930,640.
†

Fair valued security. The aggregate value of fair valued securities is $29,185,940, which is 0.04% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(PIK): Payment in kind

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 105

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 90.88%
ASSET-BACKED SECURITIES — 2.35%**
Navient Student Loan Trust, Series 2014-8,
Class A2
1.20%	04/25/23	[2]	$717,704	$717,932
Navient Student Loan Trust, Series 2016-2,
Class A1
1.51%	06/25/65	[2,3]	273,431	274,385
Nelnet Student Loan Trust, Series 2012-5A,
Class A
1.36%	10/27/36	[2,3]	163,530	160,023
SLM Student Loan Trust, Series 2003-12,
Class A5
1.24%	09/15/22	[2,3]	110,724	110,494
SLM Student Loan Trust, Series 2004-10,
Class A6A
1.43%	04/27/26	[2,3]	770,000	766,745
SLM Student Loan Trust, Series 2004-3,
Class A5
1.05%	07/25/23	[2]	491,363	489,649
SLM Student Loan Trust, Series 2006-4,
Class A5
0.98%	10/27/25	[2]	176,218	176,031
SLM Student Loan Trust, Series 2012-6,
Class A2
1.04%	09/25/19	[2]	64,687	64,671
SLM Student Loan Trust, Series 2013-4,
Class A
1.31%	06/25/27	[2]	227,790	221,722
SLM Student Loan Trust, Series 2014-1,
Class A2
1.14%	07/26/21	[2]	425,276	425,293

Total Asset-Backed Securities
(Cost $3,419,871)				3,406,945

CORPORATES — 21.61%*
Banking — 3.46%
American Express Centurion Bank,
Series BKN1 (MTN)
6.00%	09/13/17		500,000	515,510
Bank of America Corp. (MTN)
6.88%	04/25/18		450,000	478,147
Bank of America N.A. (BKNT)
1.26%	06/15/17	[2]	750,000	749,640
5.30%	03/15/17		250,000	251,949
National City Bank (BKNT)
1.32%	06/07/17	[2]	700,000	700,241
Santander UK PLC (United Kingdom)
1.38%	03/13/17	[4]	400,000	400,119
UBS AG/Stamford CT (Switzerland)
1.49%	06/01/17	[2,4]	550,000	550,737

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Wachovia Corp. (MTN)
5.75%	02/01/18		$1,300,000	$1,354,463

				5,000,806

Communications — 0.75%
AT&T, Inc.
5.50%	02/01/18		825,000	857,393
Qwest Corp.
6.50%	06/01/17		140,000	142,898
T-Mobile USA, Inc.
6.63%	11/15/20		80,000	82,100

				1,082,391

Consumer Discretionary — 0.75%
Anheuser-Busch InBev Finance, Inc.
1.90%	02/01/19		580,000	581,326
Pernod Ricard SA (France)
2.95%	01/15/17	[3,4]	500,000	500,273

				1,081,599

Electric — 1.18%
Entergy Gulf States Louisiana LLC
6.00%	05/01/18		200,000	210,963
Exelon Corp.
1.55%	06/09/17		700,000	699,982
Southern Co. (The)
1.30%	08/15/17		800,000	799,714

				1,710,659

Finance — 4.51%
American Express Co.
7.00%	03/19/18		500,000	531,818
Bear Stearns Cos. LLC (The)
7.25%	02/01/18		1,400,000	1,481,766
Citigroup, Inc.
1.55%	08/14/17		700,000	700,594
6.13%	11/21/17		365,000	379,584
Ford Motor Credit Co. LLC
1.72%	12/06/17		400,000	399,706
General Motors Financial Co., Inc.
3.00%	09/25/17		650,000	655,673
Goldman Sachs Group, Inc. (The)
5.95%	01/18/18		275,000	286,552
6.15%	04/01/18		650,000	683,951
Morgan Stanley
1.74%	01/05/18	[2]	400,000	401,604
Morgan Stanley (GMTN)
5.45%	01/09/17		250,000	250,119

See accompanying notes to Schedule of Portfolio Investments.

106 / N-Q Report December 2016

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Protective Life Global Funding
1.50%	06/08/18	[2,3]	$750,000	$750,655

				6,522,022

Health Care — 2.56%
Actavis Funding SCS (Luxembourg)
2.35%	03/12/18	[4]	600,000	603,644
Aetna, Inc.
1.75%	05/15/17		650,000	650,634
Anthem, Inc.
1.88%	01/15/18		700,000	700,806
Bayer U.S. Finance LLC
1.50%	10/06/17	[3]	350,000	349,579
Express Scripts Holding Co.
1.25%	06/02/17		500,000	499,440
Fresenius Medical Care U.S. Finance, Inc.
6.88%	07/15/17		140,000	144,025
UnitedHealth Group, Inc.
1.33%	01/17/17	[2]	750,000	750,094

				3,698,222

Industrials — 0.74%
Metropolitan Life Global Funding I
1.35%	09/14/18	[3]	575,000	570,963
United Technologies Corp. (STEP)
1.78%	05/04/18		500,000	500,273

				1,071,236

Information Technology — 0.30%
Apple, Inc.
1.70%	02/22/19		435,000	435,797

Insurance — 0.34%
New York Life Global Funding
1.55%	11/02/18	[3]	500,000	498,637

Real Estate Investment Trust (REIT) — 6.81%
Camden Property Trust
5.70%	05/15/17		700,000	710,322
DDR Corp. (MTN)
7.50%	07/15/18		400,000	431,082
Duke Realty LP
6.50%	01/15/18		800,000	837,194
Essex Portfolio LP
5.50%	03/15/17		650,000	655,223
Highwoods Realty LP
5.85%	03/15/17		750,000	756,379
Kimco Realty Corp. (MTN)
4.30%	02/01/18		750,000	765,229
National Retail Properties, Inc.
6.88%	10/15/17		650,000	676,002

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Post Apartment Homes LP
4.75%	10/15/17		$750,000	$761,586
Prologis LP
4.00%	01/15/18		600,000	612,289
Realty Income Corp.
2.00%	01/31/18		650,000	650,649
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		865,000	867,000
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[3]	1,250,000	1,250,960
Welltower, Inc.
2.25%	03/15/18		750,000	753,435
4.70%	09/15/17		130,000	132,815

				9,860,165

Transportation — 0.21%
Continental Airlines Pass-Through Trust,
Series 2000-1, Class A-1
8.05%	11/01/20		283,442	309,491

Total Corporates
(Cost $31,286,713)				31,271,025

MORTGAGE-BACKED — 45.55%**
Commercial Mortgage-Backed — 6.20%
DBRR Trust, Series 2013-EZ3, Class A
1.64%	12/18/49	[2,3]	49,384	49,361
DBUBS Mortgage Trust, Series 2011-LC2A,
Class A1
3.53%	07/10/44	[3]	564,894	581,572
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2006-LDP9,
Class A3S
5.24%	05/15/47	[3]	84,568	84,363
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2007-CB19,
Class A4
5.71%	02/12/49	[2]	171,372	172,606
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2007-LD11,
Class A4
5.75%	06/15/49	[2]	654,336	658,327
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3,
Class A3
4.39%	02/15/46	[3]	1,011,626	1,042,012
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C4,
Class A3
4.11%	07/15/46	[3]	922,722	949,809

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 107

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
LB-UBS Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.86%	07/15/40	[2]	$466,033	$469,352
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A1A
5.83%	06/12/50	[2]	549,222	554,566
ML-CFC Commercial Mortgage Trust,
Series 2007-6, Class A4
5.49%	03/12/51	[2]	514,403	515,635
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class A4
5.51%	04/15/47		1,115,009	1,117,239
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32, Class A3
5.71%	06/15/49	[2]	1,356,103	1,364,450
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class A1A
5.61%	05/15/46	[2]	752,516	760,348
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class A3
5.68%	05/15/46		654,809	660,734

				8,980,374

Non-Agency Mortgage-Backed — 4.31%
Aames Mortgage Investment Trust,
Series 2002-1, Class A3 (STEP)
5.72%	06/25/32		29,108	27,837
Adjustable Rate Mortgage Trust,
Series 2005-1, Class 1A1
3.34%	05/25/35	[2]	378,068	355,468
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50%	06/25/32		7,225	7,679
Banc of America Mortgage Securities, Inc.,
Series 2003-A, Class 2A2
3.29%	02/25/33	[2]	2,096	2,068
BCAP LLC Trust, Series 2007-AA1,
Class 1A2
0.92%	02/25/47	[2]	123,935	122,687
Centex Home Equity Loan Trust,
Series 2005-D, Class M1
1.19%	10/25/35	[2]	85,624	85,838
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.77%	02/25/34	[2]	90,716	88,880
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH2, Class A3
0.94%	03/25/37	[2]	211,197	210,935
Countrywide Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50%	11/25/31		105,505	111,380

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage
Securities Corp., Series 2002-AR31,
Class 4A2
3.33%	11/25/32	[2]	$132,882	$126,984
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
1.11%	07/19/44	[2]	241,224	234,242
Fremont Home Loan Trust, Series 2005-C,
Class M1
1.24%	07/25/35	[2]	181,092	181,654
GE Mortgage Services LLC,
Series 1998-HE1, Class A7
6.47%	06/25/28		20	20
GMAC Mortgage Corp. Loan Trust,
Series 2003-GH1, Class A5 (STEP)
5.24%	07/25/34		12,575	13,118
HSBC Home Equity Loan Trust,
Series 2007-3, Class APT
1.76%	11/20/36	[2]	261,643	261,890
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
1.54%	12/25/34	[2]	569,616	471,593
IndyMac Index Mortgage Loan Trust,
Series 2004-AR6, Class 6A1
3.41%	10/25/34	[2]	323,511	311,571
IndyMac Manufactured Housing Contract,
Series 1998-2, Class A4
6.64%	08/25/29	[2]	20,383	20,316
JPMorgan Mortgage Acquisition Corp.,
Series 2005-FLD1, Class M3
1.54%	07/25/35	[2]	496,177	494,145
JPMorgan Mortgage Trust, Series 2005-A2,
Class 9A1
2.92%	04/25/35	[2]	265,921	266,069
MASTR Adjustable Rate Mortgages Trust,
Series 2004-1, Class 2A1
3.25%	01/25/34	[2]	12,933	13,064
MASTR Adjustable Rate Mortgages Trust,
Series 2004-12, Class 5A1
10.30%	10/25/34	[2]	435,147	429,525
MASTR Adjustable Rate Mortgages Trust,
Series 2004-5, Class 3A1
1.63%	06/25/34	[2]	6,115	5,601
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A2
0.87%	03/25/47	[2]	80,888	80,659
MASTR Seasoned Securities Trust,
Series 2004-1, Class 4A1
3.05%	10/25/32	[2]	61,912	62,091
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2006-FF10, Class A4
0.91%	07/25/36	[2]	539,422	528,285

See accompanying notes to Schedule of Portfolio Investments.

108 / N-Q Report December 2016

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1, Class 2A
3.27%	12/25/32	[2]	$187,115	$185,283
Mid-State Trust VI, Series 2006, Class A4
7.79%	07/01/35		19,832	20,928
Morgan Stanley Capital I Trust,
Series 2006-NC1, Class A4
1.06%	12/25/35	[2]	541,381	534,427
Residential Asset Mortgage Products Trust,
Series 2003-RZ3, Class A6 (STEP)
3.90%	03/25/33		43,661	43,859
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50%	11/25/31		34,570	11,235
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A8
6.50%	11/25/31		69,553	70,648
Residential Asset Securities Trust,
Series 2004-IP2, Class 2A1
3.15%	12/25/34	[2]	191,194	191,129
Residential Asset Securities Trust,
Series 2005-KS12, Class A3
1.08%	01/25/36	[2]	122,501	122,245
Soundview Home Loan Trust,
Series 2006-WF2, Class A2C
0.90%	12/25/36	[2]	58,854	58,829
Structured Asset Securities Corp.,
Series 2001-15A, Class 4A1
2.68%	10/25/31	[2]	31,375	31,325
Terwin Mortgage Trust, Series 2004-13AL,
Class 2PX (IO)
0.34%	08/25/34	[3,5]	3,044,292	42,451
UCFC Home Equity Loan, Series 1998-D,
Class BF1
8.97%	04/15/30	[2,5]	1,243	101
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
1.97%	06/25/42	[2]	54,774	52,951
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
2.90%	06/25/33	[2]	141,854	141,402
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
1.26%	06/25/35	[2]	271,115	214,812

				6,235,224

U.S. Agency Mortgage-Backed — 35.04%
Fannie Mae Multifamily REMIC Trust,
Series 2015-M12, Class FA
0.87%	04/25/20	[2]	626,327	625,070
Fannie Mae Pool 111643
2.69%	09/01/20	[2]	4,064	4,084

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 254548
5.50%	12/01/32		$200,594	$225,117
Fannie Mae Pool 467572
3.80%	04/01/18		1,092,843	1,114,146
Fannie Mae Pool 468769
3.42%	09/01/18		1,094,486	1,120,555
Fannie Mae Pool 523829
8.00%	11/01/19		36,234	38,040
Fannie Mae Pool 555098
3.11%	11/01/32	[2]	27,464	29,120
Fannie Mae Pool 555424
5.50%	05/01/33		131,563	147,414
Fannie Mae Pool 567002
8.00%	05/01/23		35,159	38,856
Fannie Mae Pool 646884
2.67%	05/01/32	[2]	4,385	4,495
Fannie Mae Pool 648860
6.50%	05/01/17		9,596	9,639
Fannie Mae Pool 655133
7.00%	08/01/32		23,932	26,790
Fannie Mae Pool 655151
7.00%	08/01/32		16,189	17,241
Fannie Mae Pool 762525
6.50%	11/01/33		29,340	32,286
Fannie Mae Pool 770900
2.69%	04/01/34	[2]	250,533	258,384
Fannie Mae Pool 893489
2.87%	09/01/36	[2]	32,392	33,917
Fannie Mae Pool AD0538
6.00%	05/01/24		109,273	119,050
Fannie Mae Pool AE0443
6.50%	10/01/39		161,195	183,197
Fannie Mae Pool AL0851
6.00%	10/01/40		140,988	159,887
Fannie Mae REMICS, Series 1988-12,
Class A
4.37%	02/25/18	[2]	1,501	1,516
Fannie Mae REMICS, Series 1993-80,
Class S
9.95%	05/25/23	[2]	1,748	1,961
Fannie Mae REMICS, Series 2001-42,
Class SB
8.50%	09/25/31	[2]	2,178	2,690
Fannie Mae REMICS, Series 2001-60,
Class OF
1.71%	10/25/31	[2]	178,600	181,975
Fannie Mae REMICS, Series 2002-30,
Class FB
1.76%	08/25/31	[2]	239,099	243,967

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 109

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2003-117,
Class XF
1.11%	08/25/33	[2]	$136,934	$135,713
Fannie Mae REMICS, Series 2003-124,
Class TS
9.80%	01/25/34	[2]	26,414	32,036
Fannie Mae REMICS, Series 2003-134,
Class FC
1.36%	12/25/32	[2]	749,585	754,569
Fannie Mae REMICS, Series 2003-29,
Class F
1.26%	12/25/32	[2]	318,277	318,811
Fannie Mae REMICS, Series 2003-64,
Class KS
8.85%	07/25/18	[2]	33,301	34,294
Fannie Mae REMICS, Series 2004-38,
Class FT
1.19%	10/25/33	[2]	377,773	378,255
Fannie Mae REMICS, Series 2004-60,
Class FW
1.21%	04/25/34	[2]	711,838	716,854
Fannie Mae REMICS, Series 2004-79,
Class F
1.06%	08/25/32	[2]	170,470	170,521
Fannie Mae REMICS, Series 2004-96,
Class MT
7.00%	12/25/34	[2]	10,049	10,989
Fannie Mae REMICS, Series 2005-114,
Class PF
1.13%	08/25/35	[2]	1,196,353	1,196,661
Fannie Mae REMICS, Series 2005-57,
Class EG
1.06%	03/25/35	[2]	463,971	464,738
Fannie Mae REMICS, Series 2006-56,
Class FD
1.01%	07/25/36	[2]	443,901	443,180
Fannie Mae REMICS, Series 2006-84,
Class WF
1.06%	02/25/36	[2]	203,986	204,636
Fannie Mae REMICS, Series 2007-68,
Class SC (IO)
5.94%	07/25/37	[2]	231,600	39,801
Fannie Mae REMICS, Series 2008-47,
Class PF
1.26%	06/25/38	[2]	92,126	92,560
Fannie Mae REMICS, Series 2009-111,
Class DA
5.00%	12/25/39		88,042	93,610
Fannie Mae REMICS, Series 2009-33,
Class FB
1.58%	03/25/37	[2]	231,271	234,876

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2010-109,
Class PF
1.16%	10/25/40	[2]	$137,105	$137,325
Fannie Mae REMICS, Series 2010-119,
Class FK
1.26%	04/25/40	[2]	106,627	106,888
Fannie Mae REMICS, Series 2010-26,
Class S (IO)
5.47%	11/25/36	[2]	722,903	117,957
Fannie Mae REMICS, Series 2010-35,
Class FL
1.21%	07/25/38	[2]	459,591	461,291
Fannie Mae REMICS, Series 2011-124,
Class DF
1.21%	08/25/40	[2]	932,022	934,960
Fannie Mae REMICS, Series 2011-71,
Class FB
1.26%	05/25/37	[2]	327,494	330,340
Fannie Mae REMICS, Series 2011-8,
Class PF
1.26%	01/25/40	[2]	240,194	241,984
Fannie Mae REMICS, Series 2012-19,
Class FP
1.26%	12/25/39	[2]	1,066,105	1,079,104
Fannie Mae REMICS, Series 2012-33,
Class F
1.28%	04/25/42	[2]	1,010,485	1,013,682
Fannie Mae REMICS, Series 2013-75,
Class FC
1.01%	07/25/42	[2]	975,409	966,214
Fannie Mae REMICS. Series 2004-92,
Class FD
1.11%	05/25/34	[2]	955,214	956,797
Fannie Mae-Aces, Series 2013-M4,
Class ASQ2
1.45%	02/25/18		537,719	537,878
Fannie Mae-Aces, Series 2014-M12,
Class FA
0.83%	10/25/21	[2]	269,486	268,560
Freddie Mac Gold Pool C90237
6.50%	11/01/18		11,197	11,590
Freddie Mac Gold Pool C90474
7.00%	08/01/21		27,153	28,947
Freddie Mac Gold Pool D93410
6.50%	04/01/19		10,875	11,328
Freddie Mac Gold Pool G13107
5.50%	07/01/20		86,987	88,036
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K006,
Class A1
3.40%	07/25/19		533,835	546,450

See accompanying notes to Schedule of Portfolio Investments.

110 / N-Q Report December 2016

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K010,
Class A1
3.32%	07/25/20		$473,635	$479,939
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF05,
Class A
0.88%	09/25/21	[2]	696,081	695,551
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS02,
Class A
1.00%	08/25/23	[2]	719,058	720,183
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS03,
Class A4
4.19%	08/25/19		855,000	904,765
Freddie Mac Non Gold Pool 775554
2.27%	10/01/18	[2]	471	472
Freddie Mac Non Gold Pool 865369
2.78%	06/01/22	[2]	59	59
Freddie Mac REMICS, Series 1526,
Class L
6.50%	06/15/23		4,220	4,626
Freddie Mac REMICS, Series 2368,
Class AF
1.65%	10/15/31	[2]	83,711	85,076
Freddie Mac REMICS, Series 2642,
Class BW (IO)
5.00%	06/15/23		2,918	158
Freddie Mac REMICS, Series 2733,
Class FB
1.30%	10/15/33	[2]	1,045,708	1,053,623
Freddie Mac REMICS, Series 2763,
Class FC
1.05%	04/15/32	[2]	638,843	639,230
Freddie Mac REMICS, Series 2945,
Class LD
4.00%	02/15/35		23,893	24,377
Freddie Mac REMICS, Series 2990,
Class DE
1.08%	11/15/34	[2]	867,377	871,397
Freddie Mac REMICS, Series 2990,
Class LE
1.02%	10/15/34	[2]	650,666	654,040
Freddie Mac REMICS, Series 3001,
Class HS
14.99%	02/15/35	[2]	8,007	8,289
Freddie Mac REMICS, Series 3066,
Class PF
1.00%	04/15/35	[2]	1,269,634	1,268,542
Freddie Mac REMICS, Series 3085,
Class FW
1.40%	08/15/35	[2]	869,441	885,434

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3139,
Class FL
1.00%	01/15/36	[2]	$1,295,166	$1,294,693
Freddie Mac REMICS, Series 3172,
Class FK
1.15%	08/15/33	[2]	703,389	704,094
Freddie Mac REMICS, Series 3196,
Class FA
1.05%	04/15/32	[2]	910,164	911,799
Freddie Mac REMICS, Series 3300,
Class FA
1.00%	08/15/35	[2]	809,158	807,180
Freddie Mac REMICS, Series 3325,
Class NF
1.00%	08/15/35	[2]	162,548	162,151
Freddie Mac REMICS, Series 3346,
Class FA
0.93%	02/15/19	[2]	193,967	194,093
Freddie Mac REMICS, Series 3652,
Class PF
1.45%	07/15/32	[2]	85,376	86,286
Freddie Mac REMICS, Series 3767,
Class JF
1.00%	02/15/39	[2]	873,112	872,284
Freddie Mac REMICS, Series 3780,
Class LF
1.10%	03/15/29	[2]	652,732	652,506
Freddie Mac REMICS, Series 3792,
Class DF
1.10%	11/15/40	[2]	851,729	853,024
Freddie Mac REMICS, Series 3806,
Class DF
1.10%	08/15/25	[2]	360,398	363,157
Freddie Mac REMICS, Series 3828,
Class TF
1.10%	04/15/29	[2]	246,176	246,857
Freddie Mac REMICS, Series 3831,
Class PV
5.00%	05/15/25		762,623	779,553
Freddie Mac REMICS, Series 3845,
Class FQ
0.95%	02/15/26	[2]	609,818	608,313
Freddie Mac REMICS, Series 3895,
Class BF
1.20%	07/15/41	[2]	453,006	454,101
Freddie Mac REMICS, Series 3940,
Class PF
1.05%	05/15/40	[2]	1,323,075	1,322,080
Freddie Mac REMICS, Series 3946,
Class FG
1.05%	10/15/39	[2]	676,438	678,574

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 111

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 4109,
Class KF
1.10%	05/15/32	[2]	$469,694	$469,699
Freddie Mac Strips, Series 263, Class F5
1.20%	06/15/42	[2]	684,834	684,648
Ginnie Mae II Pool 80546
2.00%	10/20/31	[2]	16,126	16,728
Ginnie Mae II Pool 80610
2.13%	06/20/32	[2]	186,733	193,546
Ginnie Mae II Pool 80614
2.13%	07/20/32	[2]	24,350	25,366
Ginnie Mae II Pool 80687
2.13%	04/20/33	[2]	151,119	156,837
Ginnie Mae II Pool 8339
2.00%	12/20/23	[2]	26,878	27,605
Ginnie Mae II Pool 8684
2.13%	08/20/25	[2]	38,262	39,564
Ginnie Mae II Pool MA0331
2.50%	08/20/42	[2]	335,221	344,015
Ginnie Mae, Series 2001-22, Class FK
1.06%	05/16/31	[2]	1,088,955	1,094,002
Ginnie Mae, Series 2001-51, Class FA
1.21%	10/16/31	[2]	1,022,922	1,031,368
Ginnie Mae, Series 2002-16, Class FV
1.11%	02/16/32	[2]	1,179,491	1,186,338
Ginnie Mae, Series 2002-20, Class FC
1.01%	03/16/32	[2]	379,293	379,888
Ginnie Mae, Series 2002-72, Class FB
1.14%	10/20/32	[2]	262,210	263,935
Ginnie Mae, Series 2002-72, Class FC
1.14%	10/20/32	[2]	250,082	251,727
Ginnie Mae, Series 2003-42, Class FA
1.11%	07/16/31	[2]	1,172,040	1,178,245
Ginnie Mae, Series 2004-2, Class FW
2.02%	01/16/34	[2]	488,759	512,218
Ginnie Mae, Series 2009-66, Class UF
1.71%	08/16/39	[2]	263,925	267,485
Ginnie Mae, Series 2009-92, Class FC
1.51%	10/16/39	[2]	256,454	258,899
Ginnie Mae, Series 2010-108, Class PF
1.14%	02/20/38	[2]	311,977	313,220
Ginnie Mae, Series 2010-2, Class FA
1.24%	05/20/37	[2]	28,281	28,287
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	3,527,996	70,268
Ginnie Mae, Series 2011-80, Class BF
1.07%	06/20/36	[2]	90,169	90,196

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2012-10, Class FP
1.04%	01/20/41	[2]	$328,003	$327,945
Ginnie Mae, Series 2012-13, Class KF
1.04%	07/20/38	[2]	714,892	714,464
NCUA Guaranteed Notes, Series 2010-R1,
Class A1
1.10%	10/07/20	[2]	859,794	860,975
NCUA Guaranteed Notes, Series 2010-R2,
Class 1A
1.02%	11/06/17	[2]	955,478	955,621
NCUA Guaranteed Notes, Series 2010-R3,
Class 1A
0.76%	12/08/20	[2]	794,201	796,606
NCUA Guaranteed Notes, Series 2011-C1,
Class 2A
1.18%	03/09/21	[2]	602,446	601,260
NCUA Guaranteed Notes, Series 2011-R3,
Class 1A
0.60%	03/11/20	[2]	390,138	390,462
NCUA Guaranteed Notes, Series 2011-R4,
Class 1A
0.58%	03/06/20	[2]	106,951	106,986

				50,705,741

Total Mortgage-Backed
(Cost $65,978,154)				65,921,339

U.S. TREASURY SECURITIES — 21.37%
U.S. Treasury Notes — 21.37%
U.S. Treasury Notes
0.50%	01/31/17		2,690,000	2,689,590
0.70%	10/31/17	[2]	2,900,000	2,904,254
0.80%	01/31/18	[2]	2,900,000	2,908,262
1.25%	12/31/18		5,780,000	5,786,433
1.50%	12/31/18		12,275,000	12,348,368
1.50%	01/31/19		4,265,000	4,288,824

Total U.S. Treasury Securities
(Cost $30,953,236)				30,925,731

Total Bonds – 90.88%
(Cost $131,637,974)				131,525,040

See accompanying notes to Schedule of Portfolio Investments.

112 / N-Q Report December 2016

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS — 12.89%
Commercial Paper — 0.33%
Kraft Heinz Foods Co.
1.60%[6]	06/30/17		$480,000	$480,058

Foreign Government Obligations — 4.74%
Japan Treasury Discount Bill, Series 636 (Japan)
0.00%[6]	01/10/17	[4]	100,000,000	857,406
Japan Treasury Discount Bill, Series 647 (Japan)
0.00%[6]	02/27/17	[4]	200,000,000	1,715,497
Japan Treasury Discount Bill, Series 649 (Japan)
0.00%[6]	03/13/17	[4]	150,000,000	1,286,874
Japan Treasury Discount Bill, Series 652 (Japan)
0.00%[6]	03/27/17	[4]	350,000,000	3,003,224

				6,863,001

Money Market Funds — 5.47%
Dreyfus Government Cash Management Fund
0.45%[7]			5,609,000	5,609,000
Morgan Stanley Institutional Liquidity Fund
0.44%[7]			2,309,000	2,309,000

				7,918,000

U.S. Treasury Bills — 2.35%
U.S. Treasury Bills
0.43%[6]	04/13/17		700,000	698,960
0.44%[6]	02/23/17		700,000	699,538
0.55%[6]	04/20/17		300,000	299,524
0.57%[6]	04/27/17		1,700,000	1,697,107

				3,395,129

Total Short-Term Investments
(Cost $18,872,726)				18,656,188

Total Investments – 103.77%
(Cost $150,510,700)[1]				150,181,228

Liabilities in Excess of Other
Assets – (3.77)%				(5,452,452)

Net Assets – 100.00%				$144,728,776

Currency Purchased	Currency Sold	Unrealized Appreciation/ (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 01/10/17 at 116.56 Counterparty: Bank of America
USD $ 989,516	JPY 100,000,000	$131,594
Forward currency contract to sell Japanese Yen on 02/27/17 at 116.29 Counterparty: JPMorgan Securities LLC
USD $1,838,852	JPY 200,000,000	119,047
Forward currency contract to sell Japanese Yen on 03/13/17 at 116.20 Counterparty: Bank of America
USD $1,316,333	JPY 150,000,000	25,506
Forward currency contract to sell Japanese Yen on 03/27/17 at 116.12 Counterparty: Bank of America
USD $2,974,812	JPY 350,000,000	(39,436)
Net unrealized appreciation		$236,711

Notes:

[1]	Cost for federal income tax purposes is $150,749,679 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$549,235
Gross unrealized (depreciation)	(1,117,686)

Net unrealized (depreciation)	$(568,451)

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2016.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $42,552, which is 0.03% of total net assets.
[6]	Represents annualized yield at date of purchase.
[7]	Represents the current yield as of December 31, 2016.
*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 113

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 90.32%
ASSET-BACKED SECURITIES — 13.66%**
321 Henderson Receivables VI LLC Series 2010-1A, Class B
9.31%	07/15/61	[2]	$505,911	$599,404
Access Group, Inc., Series 2001, Class 2A1
1.29%	05/25/29	[3]	2,018,805	1,942,395
Access Group, Inc., Series 2015-1, Class A
1.46%	07/25/56	[2,3]	6,652,465	6,582,628
American Money Management Corp. CLO, Series 2015-17A, Class A1 (Cayman Islands)
2.50%	11/15/27	[2,3,4]	5,200,000	5,228,816
Bank of America Credit Card Trust, Series 2014-A2, Class A
0.97%	09/16/19	[3]	5,710,000	5,713,226
Bayview Commercial Asset Trust, Series 2004-3, Class A1
1.13%	01/25/35	[2,3]	1,035,423	955,989
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
1.06%	04/25/35	[2,3]	1,763,826	1,622,406
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.99%	12/25/36	[2,3]	1,456,200	1,266,486
BlueMountain CLO Ltd., Series 2015-1A, Class A1R (Cayman Islands)
2.07%	04/13/27	[2,3,4]	6,250,000	6,251,563
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
1.20%	06/25/26	[3]	150,000	146,140
Brazos Higher Education Authority, Inc., Series 2006-2, Class A9
1.01%	12/26/24	[3]	34,379	33,204
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
1.72%	02/25/30	[3]	100,441	100,488
Chase Issuance Trust, Series 2012-A10, Class A10
0.96%	12/16/19	[3]	6,010,000	6,017,582
Chase Issuance Trust, Series 2015-A1, Class A1
1.02%	02/18/20	[3]	2,000,000	2,002,946
CIT Education Loan Trust, Series 2007-1, Class A
1.09%	03/25/42	[2,3]	3,751,507	3,505,607
CIT Education Loan Trust, Series 2007-1, Class B
1.30%	06/25/42	[2,3]	3,356,376	2,834,284
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2
1.91%	01/23/20	[3]	5,980,000	6,046,952
Citibank Credit Card Issuance Trust, Series 2013-A4, Class A4
1.18%	07/24/20	[3]	1,900,000	1,906,266

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Dryden 41 Senior Loan Fund, Series 2015-41A, Class A
2.38%	01/15/28	[2,3]	$6,750,000	$6,788,009
Edsouth Indenture No. 3 LLC, Series 2012-2, Class A
1.49%	04/25/39	[2,3]	254,154	244,260
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
1.56%	04/26/32	[2,3]	3,465,000	3,316,310
Educational Funding of the South, Inc., Series 2012-1, Class A
1.81%	03/25/36	[3]	137,177	135,479
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
2.11%	03/25/36	[2,3]	6,400,000	6,338,506
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
1.41%	08/27/46	[2,3]	2,938,422	2,640,284
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
1.00%	05/25/23	[2,3]	25,074	24,981
GE Business Loan Trust, Series 2005-1A, Class A3
0.95%	06/15/33	[2,3]	2,992,425	2,756,423
GE Business Loan Trust, Series 2005-2A, Class A
0.94%	11/15/33	[2,3]	6,598,389	6,310,504
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[2,4]	1,926,167	1,812,363
Goal Capital Funding Trust, Series 2006-1, Class B
1.38%	08/25/42	[3]	607,614	534,800
Higher Education Funding, Series 2014-1, Class A
1.98%	05/25/34	[2,3]	1,686,424	1,627,818
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2
1.04%	04/18/19		6,215,000	6,199,371
Mill Creek II CLO Ltd., Series 2016-1A, Class A (Cayman Islands)
2.63%	04/20/28	[2,3]	5,750,000	5,798,605
National Collegiate Student Loan Trust, Series 2004-2, Class A4
1.07%	11/27/28	[3]	1,041,962	1,034,359
National Collegiate Student Loan Trust, Series 2007-2, Class A2
0.89%	06/26/28	[3]	2,574,459	2,541,372
Navient Student Loan Trust, Series 2014-1, Class A4
1.51%	02/25/39	[3]	3,840,000	3,593,054
Navient Student Loan Trust, Series 2014-8, Class A3
1.36%	05/27/31	[3]	6,120,000	5,968,187

See accompanying notes to Schedule of Portfolio Investments.

114 / N-Q Report December 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2015-1, Class A2
1.36%	04/25/40	[3]	$9,370,000	$8,986,698
Navient Student Loan Trust, Series 2015-1, Class B
2.26%	07/25/52	[3]	5,000,000	4,045,019
Navient Student Loan Trust, Series 2015-2, Class A1
1.04%	11/25/24	[3]	3,175,919	3,175,008
Navient Student Loan Trust, Series 2016-2, Class A3
2.26%	06/25/65	[2,3]	11,200,000	11,535,214
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
1.60%	02/25/36	[2,3]	150,000	139,263
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B2
1.63%	02/25/36	[2,3]	825,000	766,023
Nelnet Student Loan Trust, Series 2006-2, Class B
1.08%	01/25/38	[3]	4,916,873	3,955,256
Nelnet Student Loan Trust, Series 2007-1, Class A3
1.00%	05/27/25	[3]	2,700,000	2,598,663
Nelnet Student Loan Trust, Series 2012-5A, Class A
1.36%	10/27/36	[2,3]	183,267	179,336
Nelnet Student Loan Trust, Series 2014-4A, Class A2
1.71%	11/25/43	[2,3]	1,865,000	1,733,955
Nelnet Student Loan Trust, Series 2015-1A, Class A
1.35%	04/25/41	[2,3]	7,397,074	7,196,457
Nelnet Student Loan Trust, Series 2015-3A, Class A3
1.66%	06/25/49	[2,3]	11,000,000	10,276,127
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A
0.87%	11/15/18		3,188,970	3,186,581
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A2A
1.07%	05/15/19		6,055,000	6,045,616
Northstar Education Finance, Inc., Series 2007-1, Class A2
1.64%	01/29/46	[3]	135,000	125,690
PHEAA Student Loan Trust, Series 2013-3A, Class A
1.51%	11/25/42	[2,3]	5,572,566	5,513,009
Scholar Funding Trust, Series 2011-A, Class A
1.79%	10/28/43	[2,3]	157,055	151,817
Scholar Funding Trust, Series 2012-B, Class A2
1.86%	03/28/46	[2,3]	150,000	146,550

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust I, Series 2002-2, Class B2
2.14%	07/01/42	[2,3]	$200,000	$155,828
SLC Student Loan Trust, Series 2004-1, Class B
1.19%	08/15/31	[3]	784,658	679,260
SLC Student Loan Trust, Series 2005-2, Class B
1.24%	03/15/40	[3]	662,896	558,297
SLC Student Loan Trust, Series 2005-3, Class B
1.21%	06/15/40	[3]	3,341,455	2,820,571
SLC Student Loan Trust, Series 2006-1, Class A6
1.12%	12/15/38	[3]	13,120,000	11,850,624
SLC Student Loan Trust, Series 2006-1, Class B
1.17%	03/15/39	[3]	3,038,871	2,546,536
SLC Student Loan Trust, Series 2006-2, Class A5
1.06%	09/15/26	[3]	175,532	173,774
SLC Student Loan Trust, Series 2006-2, Class B
1.19%	12/15/39	[3]	888,408	745,781
SLC Student Loan Trust, Series 2008-1, Class A4A
2.56%	12/15/32	[3]	5,138,998	5,222,737
SLM Student Loan Trust, Series 2003-11, Class A6
1.71%	12/15/25	[2,3]	250,000	244,747
SLM Student Loan Trust, Series 2003-4, Class A5D
1.71%	03/15/33	[2,3]	3,355,117	3,211,321
SLM Student Loan Trust, Series 2003-7, Class B
1.53%	09/15/39	[3]	4,882,037	4,264,343
SLM Student Loan Trust, Series 2004-10, Class A6A
1.43%	04/27/26	[2,3]	10,700,000	10,654,763
SLM Student Loan Trust, Series 2004-10, Class B
1.25%	01/25/40	[3]	5,264,473	4,497,519
SLM Student Loan Trust, Series 2004-2, Class B
1.35%	07/25/39	[3]	825,357	715,752
SLM Student Loan Trust, Series 2004-5A, Class A5
1.48%	10/25/23	[2,3]	703,459	704,060
SLM Student Loan Trust, Series 2004-8A, Class A5
1.38%	04/25/24	[2,3]	829,210	830,992
SLM Student Loan Trust, Series 2005-10, Class A4
0.99%	10/25/19	[3]	302,813	302,480

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 115

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2005-4, Class B
1.06%	07/25/40	[3]	$851,397	$734,818
SLM Student Loan Trust, Series 2005-6, Class B
1.17%	01/25/44	[3]	4,350,055	3,856,648
SLM Student Loan Trust, Series 2005-9, Class B
1.18%	01/25/41	[3]	1,577,823	1,352,735
SLM Student Loan Trust, Series 2006-10, Class B
1.10%	03/25/44	[3]	4,428,293	3,756,449
SLM Student Loan Trust, Series 2006-2, Class A6
1.05%	01/25/41	[3]	1,800,000	1,692,490
SLM Student Loan Trust, Series 2006-4, Class A5
0.98%	10/27/25	[3]	591,588	590,962
SLM Student Loan Trust, Series 2006-8, Class A6
1.04%	01/25/41	[3]	1,800,000	1,617,272
SLM Student Loan Trust, Series 2006-9, Class A5
0.98%	01/26/26	[3]	187,725	184,456
SLM Student Loan Trust, Series 2007-1, Class B
1.10%	01/27/42	[3]	4,171,921	3,544,118
SLM Student Loan Trust, Series 2007-3, Class A4
0.94%	01/25/22	[3]	215,000	202,567
SLM Student Loan Trust, Series 2007-6, Class A4
1.26%	10/25/24	[3]	7,851,093	7,728,174
SLM Student Loan Trust, Series 2007-6, Class B
1.73%	04/27/43	[3]	549,851	485,204
SLM Student Loan Trust, Series 2007-7, Class B
1.63%	10/25/28	[3]	2,195,000	1,794,015
SLM Student Loan Trust, Series 2007-8, Class B
1.88%	04/27/43	[3]	2,758,003	2,427,686
SLM Student Loan Trust, Series 2008-2, Class B
2.08%	01/25/29	[3]	1,000,000	874,513
SLM Student Loan Trust, Series 2008-3, Class B
2.08%	04/25/29	[3]	710,000	631,935
SLM Student Loan Trust, Series 2008-4, Class A4
2.53%	07/25/22	[3]	2,083,977	2,097,746
SLM Student Loan Trust, Series 2008-4, Class B
2.73%	04/25/29	[3]	710,000	658,859

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-5, Class A4
2.58%	07/25/23	[3]	$5,216,989	$5,250,538
SLM Student Loan Trust, Series 2008-5, Class B
2.73%	07/25/29	[3]	7,315,000	6,837,578
SLM Student Loan Trust, Series 2008-6, Class B
2.73%	07/25/29	[3]	710,000	661,887
SLM Student Loan Trust, Series 2008-7, Class B
2.73%	07/25/29	[3]	820,000	764,746
SLM Student Loan Trust, Series 2008-8, Class A4
2.38%	04/25/23	[3]	3,210,000	3,214,316
SLM Student Loan Trust, Series 2008-8, Class B
3.13%	10/25/29	[3]	735,000	706,762
SLM Student Loan Trust, Series 2008-9, Class A
2.38%	04/25/23	[3]	6,366,886	6,381,157
SLM Student Loan Trust, Series 2008-9, Class B
3.13%	10/25/29	[3]	7,235,000	7,085,799
SLM Student Loan Trust, Series 2009-3, Class A
1.51%	01/25/45	[2,3]	11,692,298	11,227,354
SLM Student Loan Trust, Series 2011-1, Class A2
1.91%	10/25/34	[3]	2,680,000	2,712,151
SLM Student Loan Trust, Series 2011-2, Class A1
1.36%	11/25/27	[3]	652,767	651,000
SLM Student Loan Trust, Series 2011-2, Class A2
1.96%	10/25/34	[3]	4,035,000	4,054,542
SLM Student Loan Trust, Series 2012-1, Class A2
1.21%	11/25/20	[3]	928,889	928,863
SLM Student Loan Trust, Series 2012-1, Class A3
1.71%	09/25/28	[3]	1,300,000	1,286,704
SLM Student Loan Trust, Series 2012-2, Class A
1.46%	01/25/29	[3]	2,029,548	1,985,772
SLM Student Loan Trust, Series 2012-6, Class A2
1.04%	09/25/19	[3]	597,890	597,746
SLM Student Loan Trust, Series 2012-7, Class A3
1.41%	05/26/26	[3]	4,400,000	4,214,593
SLM Student Loan Trust, Series 2012-7, Class B
2.56%	09/25/43	[3]	2,200,000	2,047,066

See accompanying notes to Schedule of Portfolio Investments.

116 / N-Q Report December 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2013-3,
Class A2
1.06%	05/26/20[3]	$1,246,514	$1,244,793
SLM Student Loan Trust, Series 2013-4,
Class A
1.31%	06/25/27[3]	2,038,120	1,983,826
SLM Student Loan Trust, Series 2013-6,
Class A2
1.26%	02/25/21[3]	709,931	710,436
SLM Student Loan Trust, Series 2014-1,
Class A2
1.14%	07/26/21[3]	1,264,781	1,264,833
SLM Student Loan Trust, Series 2014-1,
Class A3
1.36%	02/26/29[3]	1,670,000	1,606,456
Spirit Master Funding LLC,
Series 2014-1A, Class A1
5.05%	07/20/40[2]	112,723	114,783
Spirit Master Funding VII LLC,
Series 2013-2A, Class A
5.27%	12/20/43[2]	1,449,918	1,490,925
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61%	01/16/462,†	2,128,022	2,437,574
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97%	08/15/36[2]	1,407,847	1,667,223
Toyota Auto Receivables Owner Trust,
Series 2016-C, Class A2A
1.00%	01/15/19	6,030,000	6,018,900
Upland CLO Ltd., Series 2016-1A, Class A1A
(Cayman Islands)
2.48%	04/20/28[2,3,4]	3,575,000	3,588,321
USAAAuto Owner Trust,
Series 2016-1, Class A2
1.07%	03/15/19	1,830,000	1,828,233

Total Asset-Backed Securities
(Cost $354,681,444)			349,152,258

BANK LOANS — 0.80%*
Communications — 0.04%
Nexstar Broadcasting, Inc.,
Bridge Term Loan
8.50%	09/26/17[3,5]	1,051,186	1,051,186

Consumer Discretionary — 0.03%
Reynolds Group Holdings, Inc., Term Loan,
1st Lien
LIBOR plus 3.25%	02/05/23[3]	822,938	835,002

Electric — 0.16%
Chief Power Finance LLC, Term Loan B,
1st Lien
LIBOR plus 4.75%	12/31/20[3,5]	4,410,000	3,577,613

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric (continued)
Tex Operations Co. LLC, Term Loan B Exit,
1st Lien
LIBOR plus 4.00%	08/04/23	[3]	$419,357	$425,027
Tex Operations Co. LLC, Term Loan C Exit,
1st Lien
LIBOR plus 4.00%	08/04/23	[3]	95,643	96,936

				4,099,576

Finance — 0.15%
Delos Finance SARL, Term Loan B, 1st Lien
LIBOR plus 2.75%	02/27/21	[3]	3,855,629	3,888,671

Industrials — 0.33%
Johnson Controls International plc,
Senior Term Loan
LIBOR plus 1.50%	09/10/19	[3,5]	6,225,000	6,205,547
TransDigm, Inc., Term Loan F, 1st Lien
LIBOR plus 3.00%	06/09/23	[3]	2,194,486	2,219,997

				8,425,544

Services — 0.09%
AABS Ltd., Term Loan, Series 2013-1,
Class A (STEP) (Bermuda)
4.88%	01/15/38	3,4,†	2,217,462	2,228,510

Total Bank Loans
(Cost $21,289,341)				20,528,489

CORPORATES — 26.43%*
Automotive — 0.18%
Ford Motor Credit Co. LLC
6.63%	08/15/17		2,250,000	2,318,794
General Motors Co.
3.50%	10/02/18		1,710,000	1,744,768
Metalsa SA de CV, Series REGS (Mexico)
4.90%	04/24/23	[4]	500,000	480,163

				4,543,725

Banking — 3.88%
Banco Continental Sa Via Continental Senior
Trustees, Series REGS (Cayman Islands)
5.50%	11/18/20	[4]	950,000	1,035,025
Banco Internacional del Peru SAA Interbank,
Series REGS (Peru)
6.63%	03/19/29	[3,4]	250,000	265,000
Banco Nacional de Costa Rica, Series REGS
(Costa Rica)
5.88%	04/25/21	[4]	250,000	253,437
Bank of America Corp.
5.70%	01/24/22		2,500,000	2,811,210
5.75%	12/01/17		5,610,000	5,812,403
6.00%	09/01/17		3,000,000	3,085,275

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 117

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Bank of America Corp. (GMTN)
3.50%	04/19/26	$2,000,000	$1,977,436
6.40%	08/28/17	3,000,000	3,093,492
Bank of America Corp. (MTN)
1.58%	12/01/26[3]	1,600,000	1,422,086
5.65%	05/01/18	1,295,000	1,358,613
6.88%	04/25/18	5,042,000	5,357,367
Bank of America N.A. (BKNT)
1.26%	06/15/17[3]	3,300,000	3,298,416
5.30%	03/15/17	2,575,000	2,595,072
6.10%	06/15/17	6,012,000	6,137,571
Discover Bank
2.60%	11/13/18	4,515,000	4,554,324
Discover Bank (BKNT)
3.10%	06/04/20	5,000,000	5,066,807
Global Bank Corp. (Panama)
4.50%	10/20/21[2,4]	540,000	527,988
Grupo Aval Ltd., Series REGS
(Cayman Islands)
4.75%	09/26/22[4]	500,000	494,500
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18[2,4]	3,425,000	3,611,265
JPMorgan Chase & Co.
1.80%	01/25/18	5,000,000	5,001,382
3.88%	09/10/24	2,000,000	2,024,239
4.25%	10/15/20	530,000	560,916
4.25%	10/01/27	3,425,000	3,526,514
6.00%	01/15/18	2,000,000	2,086,566
Macquarie Bank Ltd. (Australia)
5.00%	02/22/17[2,4]	170,000	170,855
Royal Bank of Scotland PLC
(United Kingdom)
6.40%	10/21/19[4]	2,000,000	2,179,020
Santander UK PLC (United Kingdom)
1.65%	09/29/17[4]	2,500,000	2,502,201
3.05%	08/23/18[4]	425,000	431,813
5.00%	11/07/23[2,4]	3,100,000	3,163,387
UBS AG/Stamford CT (GMTN) (Switzerland)
1.70%	03/26/18[3,4]	3,000,000	3,010,809
UBS AG/Stamford CT (Switzerland)
1.49%	06/01/17[3,4]	3,000,000	3,004,020
Wachovia Bank N.A. (BKNT)
6.00%	11/15/17	5,410,000	5,615,169
Wachovia Corp. (MTN)
5.75%	02/01/18	1,515,000	1,578,470
Wells Fargo & Co.
3.00%	04/22/26	11,985,000	11,396,518

			99,009,166

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Commercial Services — 0.10%
IHS Markit Ltd. (Bangladesh)
5.00%	11/01/22[2,4]	$2,400,000	$2,502,000

Communications — 2.22%
Altice U.S. Finance I Corp.
5.38%	07/15/23[2]	1,000,000	1,041,250
5.50%	05/15/26[2]	550,000	561,000
AT&T, Inc.
3.40%	05/15/25	1,000,000	962,751
4.13%	02/17/26	7,400,000	7,506,826
4.35%	06/15/45	1,500,000	1,342,467
4.60%	02/15/21	2,000,000	2,117,228
Cequel Communications Holdings I
LLC/Cequel Capital Corp.
5.13%	12/15/21[2]	225,000	230,063
6.38%	09/15/20[2]	1,150,000	1,190,250
Charter Communications Operating
LLC/Charter Communications Operating
Capital
6.48%	10/23/45	5,640,000	6,518,712
CSC Holdings LLC
5.50%	04/15/27[2]	1,250,000	1,271,875
6.75%	11/15/21	500,000	538,750
8.63%	02/15/19	700,000	775,250
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23[4]	4,415,000	2,996,902
Level 3 Financing, Inc.
5.25%	03/15/26[2]	2,515,000	2,492,994
LIN Television Corp.
5.88%	11/15/22	2,510,000	2,560,200
Neptune Finco Corp.
10.88%	10/15/25[2]	300,000	357,000
Nexstar Escrow Corp.
5.63%	08/01/24[2]	500,000	497,500
Sprint Communications, Inc.
9.00%	11/15/18[2]	2,302,000	2,540,833
Time Warner, Inc.
3.80%	02/15/27	5,020,000	5,004,202
T-Mobile USA, Inc.
6.63%	04/28/21	2,450,000	2,563,313
6.73%	04/28/22	1,150,000	1,206,063
Verizon Communications, Inc.
4.52%	09/15/48	6,500,000	6,258,609
5.15%	09/15/23	1,000,000	1,105,422
Viacom, Inc.
3.45%	10/04/26	2,000,000	1,854,116

See accompanying notes to Schedule of Portfolio Investments.

118 / N-Q Report December 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Virgin Media Secured Finance PLC
(United Kingdom)
5.25%	01/15/26[2,4]	$840,000	$832,650
5.50%	08/15/26[2,4]	2,260,000	2,262,825

			56,589,051

Consumer Discretionary — 0.79%
Anheuser-Busch InBev Finance, Inc.
3.65%	02/01/26	8,608,000	8,756,781
Churchill Downs, Inc.
5.38%	12/15/21	3,465,000	3,612,263
Constellation Brands, Inc.
6.00%	05/01/22	1,195,000	1,353,744
DS Services of America, Inc.
10.00%	09/01/21[2]	2,000,000	2,202,500
GLP Capital LP/GLP Financing II, Inc.
5.38%	04/15/26	1,250,000	1,306,750
Molson Coors Brewing Co.
3.00%	07/15/26	1,312,000	1,242,784
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.75%	10/15/20	1,750,000	1,811,250

			20,286,072

Consumer Products — 0.05%
Scotts Miracle-Gro Co.(The)
5.25%	12/15/26[2]	1,250,000	1,253,125

Electric — 2.63%
AEP Texas Central Co.
3.85%	10/01/25[2]	6,455,000	6,675,206
AES Gener SA (Chile)
5.00%	07/14/25[2,4]	500,000	497,197
AES Panama SRL, Series REGS (Panama)
6.00%	06/25/22[4]	250,000	260,000
Alabama Power Capital Trust V
4.10%	10/01/42[3]	1,300,000	1,222,714
Dominion Resources, Inc.
5.75%	10/01/54[3]	2,875,000	2,954,063
Dominion Resources, Inc. (STEP)
4.10%	04/01/21	3,050,000	3,180,218
Duquesne Light Holdings, Inc.
6.40%	09/15/20[2]	4,641,000	5,181,894
Entergy Corp.
4.00%	07/15/22	2,000,000	2,096,458
FirstEnergy Transmission LLC
4.35%	01/15/25[2]	2,131,000	2,201,796
GenOn Americas Generation LLC
8.50%	10/01/21[5]	2,800,000	2,366,000
Homer City Generation LP (PIK)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Electric (continued)
8.14%	10/01/19[5,6,7]	$1,556,730	$677,178
8.73%	10/01/26[5,6,8]	4,848,440	2,109,071
IPALCO Enterprises, Inc.
5.00%	05/01/18	1,700,000	1,758,804
ITC Holdings Corp.
3.25%	06/30/26	3,000,000	2,921,784
3.65%	06/15/24	1,426,000	1,427,892
Kansas City Power & Light Co.
3.15%	03/15/23	6,250,000	6,211,950
Metropolitan Edison Co.
4.00%	04/15/25[2]	3,000,000	3,044,054
7.70%	01/15/19	2,230,000	2,455,738
NextEra Energy Capital Holdings, Inc.,
Series F
2.06%	09/01/17	6,000,000	6,025,971
Oncor Electric Delivery Co. LLC
6.80%	09/01/18	1,000,000	1,080,832
Pennsylvania Electric Co.
6.05%	09/01/17	3,175,000	3,263,303
Perusahaan Gas Negara Persero TBK PT
(Indonesia)
5.13%	05/16/24[2,4]	750,000	770,625
Public Service Co. of New Mexico
3.85%	08/01/25	3,500,000	3,510,066
5.35%	10/01/21	50,000	53,249
Southern Co. Gas Capital Corp.
3.25%	06/15/26	3,350,000	3,286,670
Southwestern Electric Power Co.
6.45%	01/15/19	1,885,000	2,051,477

			67,284,210

Energy — 1.87%
BP Capital Markets PLC (United Kingdom)
3.06%	03/17/22[4]	2,395,000	2,420,203
Diamondback Energy, Inc.
5.38%	05/31/25[2]	2,665,000	2,691,650
Ecopetrol SA (Colombia)
5.88%	09/18/23[4]	500,000	532,500
El Paso LLC (GMTN)
7.80%	08/01/31	1,175,000	1,456,032
Enbridge Energy Partners LP
5.88%	10/15/25	2,500,000	2,813,105
Energy Transfer Partners LP
3.90%	11/01/66[3]	2,548,000	2,004,957
5.15%	03/15/45	6,500,000	6,245,395
Florida Gas Transmission Co. LLC
7.90%	05/15/19[2]	1,375,000	1,539,411
Gulfport Energy Corp.
6.38%	05/15/25[2]	2,500,000	2,538,000

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 119

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Kinder Morgan Energy Partners LP
5.80%	03/15/35	$240,000	$254,454
NGPL Pipe Co. LLC
7.12%	12/15/17[2]	4,000,000	4,190,000
Noble Energy, Inc.
3.90%	11/15/24	934,000	946,102
Pertamina Persero PT, Series REGS (EMTN) (Indonesia)
4.30%	05/20/23[4]	1,000,000	994,940
Petroleos Mexicanos (Mexico)
1.70%	12/20/22[4]	90,000	88,655
3.50%	07/23/20[4]	2,000,000	1,962,500
Rockies Express Pipeline LLC
6.00%	01/15/19[2]	500,000	528,750
6.85%	07/15/18[2]	700,000	738,937
Ruby Pipeline LLC
6.00%	04/01/22[2]	1,850,000	1,957,023
TC PipeLines LP
4.38%	03/13/25	3,000,000	3,028,656
4.65%	06/15/21	2,300,000	2,410,621
Texas Eastern Transmission LP
2.80%	10/15/22[2]	3,000,000	2,924,321
Williams Partners LP
3.60%	03/15/22	2,854,000	2,872,380
Williams Partners LP/ACMP Finance Corp.
4.88%	05/15/23	2,500,000	2,555,776

			47,694,368

Environmental Control — 0.12%
Waste Management, Inc.
6.10%	03/15/18	2,855,000	3,004,284

Finance — 4.13%
American Express Bank FSB (BKNT)
6.00%	09/13/17	1,900,000	1,958,139
Bear Stearns Cos. LLC (The)
6.40%	10/02/17	3,750,000	3,885,225
7.25%	02/01/18	13,600,000	14,394,294
CIT Group, Inc.
6.63%	04/01/18[2]	1,000,000	1,056,250
Citigroup, Inc.
1.48%	08/25/36[3]	10,300,000	8,206,803
1.63%	11/24/17[3]	1,000,000	1,002,224
1.75%	05/01/18	5,000,000	4,987,406
1.80%	02/05/18	3,000,000	2,999,124
6.00%	08/15/17	3,263,000	3,353,039
Corp. Financiera de Desarrollo SA, Series REGS (Peru)
3.25%	07/15/19[4]	1,000,000	1,015,000
Fondo MIVIVIENDA SA, Series REGS (Peru)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued) Finance (continued)
3.50%	01/31/23	[4]	$1,000,000	$986,250
Ford Motor Credit Co. LLC
1.95%	01/09/18	[3]	400,000	401,236
2.15%	01/09/18		2,500,000	2,505,493
3.00%	06/12/17		1,000,000	1,005,991
5.00%	05/15/18		2,000,000	2,076,842
General Electric Corp. (MTN)
1.39%	08/15/36	[3]	4,085,000	3,512,111
4.65%	10/17/21		70,000	76,768
General Motors Financial Co., Inc.
2.63%	07/10/17		2,500,000	2,513,843
3.00%	09/25/17		1,000,000	1,008,727
3.10%	01/15/19		2,000,000	2,025,400
Goldman Sachs Group, Inc. (GMTN) (The)
7.50%	02/15/19		2,475,000	2,745,094
Goldman Sachs Group, Inc. (MTN) (The)
3.85%	07/08/24		9,710,000	9,909,196
Goldman Sachs Group, Inc. (The)
2.90%	07/19/18		1,000,000	1,014,033
5.95%	01/18/18		4,075,000	4,246,174
Guanay Finance Ltd. (Cayman Islands)
6.00%	12/15/20	[2,4]	205,771	208,858
International Lease Finance Corp.
7.13%	09/01/18	[2]	5,000,000	5,390,625
Morgan Stanley
1.74%	01/05/18	[3]	2,000,000	2,008,018
Morgan Stanley (GMTN)
5.45%	01/09/17		2,000,000	2,000,955
5.50%	07/24/20		3,000,000	3,288,294
6.63%	04/01/18		3,000,000	3,173,535
7.30%	05/13/19		2,740,000	3,054,796
Morgan Stanley (MTN)
5.63%	09/23/19		2,000,000	2,168,915
5.95%	12/28/17		5,083,000	5,291,805
Raymond James Financial, Inc.
8.60%	08/15/19		530,000	608,392
SL Green Realty Corp.
5.00%	08/15/18		895,000	925,646
Tanner Servicios Financieros SA,
Series REGS (Chile)
4.38%	03/13/18	[4]	500,000	508,750

				105,513,251

Food — 0.40%
Kraft Heinz Foods Co.
3.00%	06/01/26		3,478,000	3,271,869
5.20%	07/15/45		5,500,000	5,766,731

See accompanying notes to Schedule of Portfolio Investments.

120 / N-Q Report December 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
Lamb Weston Holdings, Inc.
4.88%	11/01/26	[2]	$1,200,000	$1,192,500

				10,231,100

Health Care — 4.21%
Abbott Laboratories
3.75%	11/30/26		6,235,000	6,205,923
AbbVie, Inc.
1.80%	05/14/18		1,500,000	1,501,627
3.20%	05/14/26		2,246,000	2,130,308
4.30%	05/14/36		1,000,000	955,981
4.70%	05/14/45		1,150,000	1,132,298
Actavis Funding SCS (Luxembourg)
1.30%	06/15/17	[4]	2,000,000	1,999,405
3.45%	03/15/22	[4]	2,000,000	2,032,350
3.80%	03/15/25	[4]	6,306,000	6,324,470
4.55%	03/15/35	[4]	1,500,000	1,489,243
Aetna, Inc.
1.75%	05/15/17		2,430,000	2,432,369
2.80%	06/15/23		4,000,000	3,944,628
Amgen, Inc.
4.40%	05/01/45		1,880,000	1,809,216
4.66%	06/15/51	[2]	2,000,000	1,931,259
Anthem, Inc.
1.88%	01/15/18		6,795,000	6,802,825
AstraZeneca PLC (United Kingdom)
3.38%	11/16/25	[4]	2,130,000	2,118,396
Biogen, Inc.
5.20%	09/15/45		3,423,000	3,677,846
Celgene Corp.
5.00%	08/15/45		3,250,000	3,411,281
Centene Corp.
4.75%	01/15/25		3,500,000	3,425,625
DaVita HealthCare Partners, Inc.
5.75%	08/15/22		1,735,000	1,819,581
Express Scripts Holding Co.
3.40%	03/01/27		3,500,000	3,286,111
Gilead Sciences, Inc.
4.15%	03/01/47		6,155,000	5,860,754
Grifols Worldwide Operations Ltd. (Ireland)
5.25%	04/01/22	[4]	1,025,000	1,066,000
Hartford HealthCare Corp.
5.75%	04/01/44		1,525,000	1,711,907
HCA, Inc.
6.50%	02/15/20		4,175,000	4,583,106
Hill-Rom Holdings, Inc.
5.75%	09/01/23	[2]	488,000	506,300
Humana, Inc.
7.20%	06/15/18		2,000,000	2,150,200

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Molina Healthcare, Inc.
5.38%	11/15/22		$379,000	$384,685
MPH Acquisition Holdings LLC
7.13%	06/01/24	[2]	225,000	236,813
Mylan NV (Netherlands)
3.00%	12/15/18	[2,4]	2,482,000	2,510,377
NBTY, Inc.
7.63%	05/15/21	[2]	563,000	586,224
Northwell Healthcare, Inc.
4.80%	11/01/42		650,000	647,089
6.15%	11/01/43		2,250,000	2,782,867
Providence Health & Services
Obligated Group
1.95%	10/01/17	[3]	3,200,000	3,205,653
Quintiles Transnational Corp.
4.88%	05/15/23	[2]	500,000	508,575
Shire Acquisitions Investments Ireland DAC
(Ireland)
1.90%	09/23/19	[4]	9,386,000	9,273,096
Tenet Healthcare Corp.
4.46%	06/15/20	[3]	1,000,000	1,012,500
4.50%	04/01/21		1,000,000	1,002,500
6.75%	06/15/23		1,100,000	974,875
7.50%	01/01/22	[2]	750,000	782,344
Teva Pharmaceutical Finance Netherlands III
BV (Netherlands)
1.40%	07/20/18	[4]	2,745,000	2,720,961
Valeant Pharmaceuticals International, Inc.
7.25%	07/15/22	[2]	90,000	74,025
Valeant Pharmaceuticals International, Inc.
(Canada)
5.88%	05/15/23	[2,4]	2,900,000	2,204,000
6.13%	04/15/25	[2,4]	4,150,000	3,133,250
WellCare Health Plans, Inc.
5.75%	11/15/20		1,150,000	1,182,344

				107,531,187

Industrials — 0.97%
Amcor Finance USA, Inc.
3.63%	04/28/26	[2]	2,125,000	2,089,997
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc. (Ireland)
3.96%	12/15/19	[2,3,4]	1,450,000	1,475,375
Ball Corp.
5.25%	07/01/25		250,000	262,187
Cemex Finance LLC
6.00%	04/01/24	[2]	600,000	619,500
Clean Harbors, Inc.
5.13%	06/01/21		2,026,000	2,078,271
Embraer SA (Brazil)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 121

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Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
5.15%	06/15/22[4]	$500,000	$518,750
Graphic Packaging International, Inc.
4.13%	08/15/24	1,250,000	1,196,875
Heathrow Funding Ltd. (United Kingdom)
4.88%	07/15/21[2,4]	700,000	748,093
SBA Communications Corp.
4.88%	09/01/24[2]	1,658,000	1,643,493
Sealed Air Corp.
5.25%	04/01/23[2]	1,250,000	1,303,125
5.50%	09/15/25[2]	1,250,000	1,314,063
Siemens Financieringsmaatschappij NV
(Netherlands)
2.00%	09/15/23[2,4]	3,670,000	3,474,640
United Technologies Corp. (STEP)
1.78%	05/04/18	8,073,000	8,077,400

			24,801,769

Information Technology — 0.47%
Apple, Inc.
4.65%	02/23/46	1,500,000	1,623,867
First Data Corp.
5.00%	01/15/24[2]	2,427,000	2,449,013
IMS Health, Inc.
5.00%	10/15/26[2]	1,600,000	1,613,000
Microsoft Corp.
4.45%	11/03/45	2,500,000	2,654,440
MSCI, Inc.
4.75%	08/01/26[2]	2,500,000	2,496,875
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22[2,4]	400,000	406,470
4.13%	06/01/21[2,4]	800,000	828,000

			12,071,665

Insurance — 0.60%
Farmers Exchange Capital
7.20%	07/15/48[2]	150,000	168,477
Farmers Exchange Capital II
6.15%	11/01/53[2,3]	2,500,000	2,594,386
MetLife, Inc.
6.40%	12/15/36[3]	4,914,000	5,331,690
Nationwide Mutual Insurance Co.
3.25%	12/15/24[2,3]	3,825,000	3,758,063
Teachers Insurance & Annuity
Association of America
4.38%	09/15/54[2,3]	3,425,000	3,392,498

			15,245,114

Materials — 0.22%
Axalta Coating Systems LLC
4.88%	08/15/24[2]	1,200,000	1,206,000

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Materials (continued)
Fresnillo PLC, Series REGS
(United Kingdom)
5.50%	11/13/23[4]	$500,000	$525,000
Gerdau Holdings, Inc., Series REGS
7.00%	01/20/20	500,000	539,375
Gold Fields Orogen Holdings BVI Ltd., Series
REGS (Vietnam)
4.88%	10/07/20[4]	250,000	247,000
Vale Overseas Ltd. (Cayman Islands)
4.63%	09/15/20[4]	500,000	513,750
Valvoline, Inc.
5.50%	07/15/24[2]	2,555,000	2,650,813

			5,681,938

Real Estate Investment Trust (REIT) — 2.40%
Alexandria Real Estate Equities, Inc.
3.90%	06/15/23	1,650,000	1,673,347
4.60%	04/01/22	1,000,000	1,051,138
American Campus Communities
Operating Partnership LP
3.35%	10/01/20	1,735,000	1,759,201
AvalonBay Communities, Inc. (GMTN)
2.95%	09/15/22	250,000	249,410
3.63%	10/01/20	1,500,000	1,556,444
Boston Properties LP
5.63%	11/15/20	1,750,000	1,925,469
5.88%	10/15/19	200,000	218,219
Duke Realty LP
6.50%	01/15/18	4,000,000	4,185,972
Education Realty Operating Partnership LP
4.60%	12/01/24	3,240,000	3,208,883
5.75%	06/15/17	1,805,000	1,840,569
Essex Portfolio LP
5.50%	03/15/17	2,197,000	2,214,655
HCP, Inc.
3.88%	08/15/24	3,100,000	3,085,450
4.25%	11/15/23	945,000	966,048
5.63%	05/01/17	100,000	101,333
Healthcare Realty Trust, Inc.
5.75%	01/15/21	1,250,000	1,373,895
Highwoods Realty LP
5.85%	03/15/17	4,042,000	4,076,377
7.50%	04/15/18	800,000	853,104
Kimco Realty Corp. (MTN)
4.30%	02/01/18	3,525,000	3,596,575
Post Apartment Homes LP
3.38%	12/01/22	100,000	98,746
4.75%	10/15/17	270,000	274,171
Realty Income Corp.
2.00%	01/31/18	6,460,000	6,466,455

See accompanying notes to Schedule of Portfolio Investments.

122 / N-Q Report December 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
SL Green Realty Corp.
7.75%	03/15/20	$2,375,000	$2,680,271
Ventas Realty LP
3.25%	10/15/26	5,000,000	4,731,137
VEREIT Operating Partnership LP
3.00%	02/06/19	1,200,000	1,195,500
WEA Finance LLC/Westfield UK & Europe
Finance PLC
1.75%	09/15/17[2]	9,405,000	9,412,221
2.70%	09/17/19[2]	1,500,000	1,518,666
Welltower, Inc.
4.95%	01/15/21	1,020,000	1,098,042

			61,411,298

Retail — 0.41%
CVS Health Corp.
4.88%	07/20/35	4,385,000	4,732,274
Walgreens Boots Alliance, Inc.
3.10%	06/01/23	2,000,000	1,989,648
3.80%	11/18/24	3,699,000	3,762,786

			10,484,708

Services — 0.05%
Aramark Services, Inc.
4.75%	06/01/26[2]	895,000	892,763
5.13%	01/15/24[2]	400,000	413,500

			1,306,263

Transportation — 0.73%
America West Airlines Pass-Through Trust,
Series 2001-1, Class G
7.10%	04/02/21	1,288,618	1,398,924
American Airlines Pass-Through Trust,
Series 2011-1, Class A
5.25%	01/31/21	44,472	47,861
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23	3,955,614	4,222,618
Continental Airlines Pass-Through Trust,
Series 1997, Class 4A
6.90%	01/02/18	24,572	24,802
Continental Airlines Pass-Through Trust,
Series 1999-1, Class A
6.55%	08/02/20	2,441,747	2,545,399
Continental Airlines Pass-Through Trust,
Series 1999-2, Class A1
7.26%	03/15/20	1,757,779	1,866,585
Continental Airlines Pass-Through Trust,
Series 2000-1, Class A-1
8.05%	11/01/20	425,163	464,236

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust,
Series 2000-2, Class A1
7.71%	10/02/22	$643,831	$694,935
Continental Airlines Pass-Through Trust,
Series 2001-1, Class A1
6.70%	06/15/21	42,062	44,744
Continental Airlines Pass-Through Trust,
Series 2007, Class 1A
5.98%	04/19/22	2,451,959	2,712,479
Continental Airlines Pass-Through Trust,
Series 2012-1, Class B
6.25%	04/11/20	48,395	50,542
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72%	01/02/23	1,070,602	1,217,810
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
6.25%	04/22/23	1,096,373	1,225,197
U.S. Airways Pass-Through Trust,
Series 2011-1, Class G
7.08%	03/20/21	1,095,829	1,163,634
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24	96,723	107,967
UAL Pass-Through Trust,
Series 2009-2A, Class 2
9.75%	01/15/17	935,423	942,439

			18,730,172

Total Corporates

(Cost $676,323,919)			675,174,466

FOREIGN GOVERNMENT OBLIGATIONS — 1.22%
Foreign Government Obligations — 1.22%
Brazilian Government International Bond
(Brazil)
2.63%	01/05/23[4]	4,000,000	3,570,000
Chile Government International Bond (Chile)
2.25%	10/30/22[4]	1,500,000	1,456,875
Colombia Government International Bond
(Colombia)
4.50%	01/28/26[4]	2,500,000	2,584,375
Costa Rica Government International Bond,
Series REGS (Costa Rica)
4.25%	01/26/23[4]	1,200,000	1,105,500
Croatia Government International Bond,
Series REGS (Croatia)
6.63%	07/14/20[4]	1,700,000	1,852,073
Hazine Mustesarligi Varlik Kiralama AS
(Turkey)
4.56%	10/10/18[2,4]	1,200,000	1,215,120

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 123

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Hungary Government International Bond (Hungary)
5.75%	11/22/23	[4]	$1,600,000	$1,777,160
Kazakhstan Government International Bond,
Series REGS (EMTN) (Kazakhstan)
5.13%	07/21/25	[4]	2,000,000	2,142,500
Magyar Export-Import Bank Zrt (Hungary)
4.00%	01/30/20	[2,4]	900,000	921,960
Mexico Government International Bond
(GMTN) (Mexico)
3.50%	01/21/21	[4]	2,500,000	2,542,750
Panama Government International Bond
(Panama)
4.00%	09/22/24	[4]	1,000,000	1,021,250
Perusahaan Penerbit SBSN, Indonesia III (Indonesia)
4.35%	09/10/24	[2,4]	2,000,000	2,012,500
Republic of Serbia, Series REGS (Serbia)
4.88%	02/25/20	[4]	2,000,000	2,038,518
Russian Foreign Bond - Eurobond,
Series REGS (Russia)
4.88%	09/16/23	[4]	3,600,000	3,804,059
South Africa Government International Bond (South Africa)
4.67%	01/17/24	[4]	1,100,000	1,104,075
Uruguay Government International Bond (Uruguay)
4.38%	10/27/27		1,200,000	1,209,060
Venezuela Government International Bond (Venezuela)
9.25%	09/15/27	[4]	1,400,000	727,160

Total Foreign Government Obligations
(Cost $31,618,317)				31,084,935

MORTGAGE-BACKED — 41.70%**
Commercial Mortgage-Backed — 8.30%
Aventura Mall Trust, Series 2013-AVM,
Class A
3.74%	12/05/32	[2,3]	4,570,000	4,806,797
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2006-3, Class A4
5.89%	07/10/44	[3]	74,440	74,586
Banc of America Merrill Lynch Commercial
Mortgage Trust, Series 2007-5, Class A4
5.49%	02/10/51		14,647,830	14,902,173
Banc of America Merrill Lynch Commercial
Mortgage Trust, Series 2012-PARK, Class A
2.96%	12/10/30	[2]	3,710,000	3,737,416

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bayview Commercial Asset Trust,
Series 2004-2, Class A
1.19%	08/25/34	[2,3]	$1,694,937	$1,618,341
Bear Stearns Commercial Mortgage
Securities, Series Trust 2004-PWR5,
Class F
5.48%	07/11/42	[2,3]	1,766,909	1,810,688
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.71%	12/10/49	[3]	12,000,000	12,105,046
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class XA (IO)
2.13%	09/10/45	[2,3,5]	70,479,799	4,465,431
Citigroup Commercial Mortgage Trust,
Series 2013-375P, Class A
3.25%	05/10/35	[2]	2,580,000	2,631,413
Commercial Mortgage Trust,
Series 2012-CR4, Class XA
1.90%	10/15/45	[3,5]	55,779,326	3,903,856
Commercial Mortgage Trust,
Series 2012-CR5, Class XA
1.74%	12/10/45	[3,5]	49,638,179	3,323,966
Commercial Mortgage Trust,
Series 2012-LC-4, Class A2
2.26%	12/10/44		724,321	724,635
Commercial Mortgage Trust,
Series 2013-300P, Class A1
4.35%	08/10/30	[2]	2,840,000	3,073,973
Commercial Mortgage Trust,
Series 2013-CR6, Class A1
0.72%	03/10/46		854,180	851,344
Commercial Mortgage Trust,
Series 2013-WWP, Class A2
3.42%	03/10/31	[2]	3,070,000	3,163,435
Commercial Mortgage Trust,
Series 2014-277P, Class A
3.61%	08/10/49	[2,3]	6,275,000	6,496,978
Commercial Mortgage Trust,
Series 2016-787S, Class A
3.55%	02/01/36	[2,3]	3,340,000	3,419,117
Credit Suisse Mortgage Trust,
Series 2007-C2, Class A1A
5.53%	01/15/49	[3]	566,676	567,718
DBRR Trust, Series 2012-EZ1, Class C
2.06%	09/25/45	[2]	755,439	755,491
DBRR Trust, Series 2013-EZ3, Class A
1.64%	12/18/49	[2,3]	175,313	175,232
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1
3.53%	07/10/44	[2]	4,942,823	5,088,760

See accompanying notes to Schedule of Portfolio Investments.

124 / N-Q Report December 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GE Business Loan Trust, Series 2006-2A,
Class A
0.51%	11/15/34[2,3]	$4,849,747	$4,584,199
GE Commercial Mortgage Corp.,
Series 2007-C1, Class A4
5.54%	12/10/49	1,660,166	1,661,056
GS Mortgage Securities Trust,
Series 2010-C1, Class A1
3.68%	08/10/43[2]	2,627,655	2,699,478
GS Mortgage Securities Trust,
Series 2010-C1, Class X
1.43%	08/10/43[2,3,5]	44,184,643	1,830,791
GS Mortgage Securities Trust,
Series 2012-GC6, Class XA
1.97%	01/10/45[2,3,5]	54,978,791	4,370,654
JPMBB Commercial Mortgage Securities
Trust, Series 2013-C14, Class XA
0.90%	08/15/46[3,5]	130,523,600	3,484,889
JPMBB Commercial Mortgage Securities
Trust, Series 2013-C15, Class XA
1.35%	11/15/45[3,5]	31,150,291	1,529,903
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2004-LN2,
Class A2
5.12%	07/15/41	825,485	823,915
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2007-C1,
Class ASB
5.86%	02/15/51	23,161	23,184
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2009-RR1,
Class A4B
5.72%	03/18/51[2,3]	2,500,000	2,562,325
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2010-C2,
Class A2
3.62%	11/15/43[2]	5,750,859	5,837,641
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2010-CNTR,
Class A1
3.30%	08/05/32[2]	1,912,250	1,948,911
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2010-CNTR,
Class A2
4.31%	08/05/32[2]	7,990,000	8,394,973
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3,
Class XA
1.03%	02/15/46[2,3,5]	32,902,433	890,728
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-C6,
Class A2
2.21%	05/15/45	272,059	272,063

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2013-LC11,
Class XA
1.43%	04/15/46[3,5]	$15,978,104	$961,094
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-CIBX,
Class A3
3.14%	06/15/45	1,394,385	1,419,559
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3
5.43%	02/15/40	3,136,022	3,142,527
LB-UBS Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.86%	07/15/40[3]	3,838,106	3,865,446
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2005-2A, Class 1A
1.01%	09/25/30[2,3]	1,777,410	1,654,832
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2006-2A, Class 1A
0.96%	09/25/36[2,3]	1,848,054	1,766,584
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
5.83%	06/12/50[3]	6,892,727	6,951,980
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2012-C6, Class A2
1.87%	11/15/45	2,817,047	2,822,947
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2012-C6, Class A3
2.51%	11/15/45	947,000	956,826
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45	1,360,000	1,383,424
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2013-C12, Class XA
0.93%	10/15/46[3,5]	48,631,716	1,645,291
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class A4
5.69%	04/15/49[3]	14,242,372	14,300,339
Morgan Stanley Capital I Trust,
Series 2007-T25, Class AM
5.54%	11/12/49[3]	5,019,906	5,020,030
Morgan Stanley Capital I Trust,
Series 2012-C4, Class XA
2.21%	03/15/45[2,3,5]	30,249,596	2,426,429
OBP Depositor LLC Trust, Series 2010-OBP,
Class A
4.65%	07/15/45[2]	6,551,000	6,971,369
RBS Commercial Funding Trust,
Series 2013-GSP, Class A
3.83%	01/13/32[2,3]	3,460,000	3,633,645
SFAVE Commercial Mortgage Securities
Trust, Series 2015-5AVE, Class XA
0.45%	01/05/43[2,3,5]	28,685,000	1,608,831

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 125

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ
5.47%	08/15/39[3]	$1,199,473	$1,201,190
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3
5.71%	06/15/49[3]	12,682,975	12,761,043
WaMu Commercial Mortgage Securities Trust, Series 2007-SL3, Class AJ
5.75%	03/23/45[2,3]	1,561,894	1,561,750
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43[2]	4,555,000	4,855,465
WF-RBS Commercial Mortgage Trust,
Series 2011-C4, Class A3
4.39%	06/15/44[2]	3,593,629	3,727,918
WF-RBS Commercial Mortgage Trust,
Series 2011-C5, Class XA
1.77%	11/15/44[2,3,5]	23,817,490	1,612,878
WF-RBS Commercial Mortgage Trust,
Series 2013-C18, Class A3
3.65%	12/15/46	4,980,000	5,209,758
WF-RBS Commercial Mortgage Trust,
Series 2014-C23, Class XA
0.69%	10/15/57[3,5]	54,655,871	1,926,822

			211,999,083

Non-Agency Mortgage-Backed — 23.69%
Aames Mortgage Investment Trust,
Series 2006-1, Class A4
1.32%	04/25/36[3]	2,082,000	1,937,142
Accredited Mortgage Loan Trust,
Series 2006-1, Class A4
1.04%	04/25/36[3]	7,000,000	6,381,217
ACE Securities Corp., Series 2006-OP2,
Class A2C
0.91%	08/25/36[3]	800,482	718,769
ACE Securities Corp., Series 2007-ASP1, Class A2D
1.14%	03/25/37[3]	3,554,802	2,010,942
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 5A1
2.93%	08/25/35[3]	3,840,677	3,373,393
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 6A21
0.99%	09/25/35[3]	468,313	462,124
Adjustable Rate Mortgage Trust,
Series 2007-1, Class 1A1
3.44%	03/25/37[3]	6,285,126	5,524,083
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class A5
1.00%	07/25/36[3]	9,754,000	8,143,934

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Asset-Backed Funding Certificates,
Series 2007-NC1, Class A2
1.06%	05/25/37[2,3]	$6,032,000	$4,711,104
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
1.76%	06/25/37[3]	5,811,584	4,463,454
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
1.73%	12/25/34[3]	2,309,686	2,145,684
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A4
1.06%	01/25/36[3]	5,000,000	4,614,415
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50%	10/25/33	1,655,627	1,711,377
Banc of America Alternative Loan Trust,
Series 2005-2, Class 4A1
5.50%	03/25/20	85,422	86,182
Banc of America Funding Corp., Series
2015-R3, Class 6A2
0.75%	05/28/36[2]	16,655,052	12,635,575
Banc of America Funding Trust,
Series 2004-B, Class 5A1
3.42%	11/20/34[3]	649,589	619,541
Banc of America Funding Trust,
Series 2006-D, Class 3A1
3.24%	05/20/36[3]	2,332,297	2,060,431
Banc of America Funding Trust,
Series 2006-G, Class 2A1
0.96%	07/20/36[3]	3,190,315	3,131,567
Banc of America Funding Trust,
Series 2006-G, Class 2A4
1.03%	07/20/36[3]	3,239,947	3,186,934
Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1
3.50%	12/25/35[3]	3,581,470	3,407,630
BCAP LLC Trust, Series 2007-AA1,
Class 2A1
0.94%	03/25/37[3]	7,528,070	6,684,282
BCAP LLC Trust, Series 2009-RR4,
Class 1A1
9.50%	06/26/37[2]	351,317	360,301
BCAP LLC Trust, Series 2012-R11,
Class 11A1
3.00%	09/26/36[2,3]	476,570	475,452
BCAP LLC Trust, Series 2013-RR2,
Class 6A1
3.00%	06/26/37[2,3]	320,309	318,811
BCAP LLC Trust, Series 2015-RR2,
Class 23A1
0.79%	03/28/37[2,3]	3,184,233	3,131,566

See accompanying notes to Schedule of Portfolio Investments.

126 / N-Q Report December 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ALT-A Trust, Series 2005-2,
Class 2A4
3.00%	04/25/35[3]	$4,308,499	$4,163,713
Bear Stearns ARM Trust, Series 2005-2,
Class A1
2.92%	03/25/35[3]	386,188	389,013
Bear Stearns ARM Trust, Series 2005-9,
Class A1
2.83%	10/25/35[3]	6,385,585	6,185,761
Bear Stearns Asset-Backed Securities Trust, Series 2005-AC6, Class 1A3
5.50%	09/25/35[3]	843,301	834,205
Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36	174,639	165,502
Centex Home Equity Loan Trust,
Series 2005-D, Class M1
1.19%	10/25/35[3]	52,119	52,249
Centex Home Equity Loan Trust,
Series 2006-A, Class AV4
1.01%	06/25/36[3]	7,215,367	7,187,232
Chase Funding Trust,
Series 2007-A1, Class 8A1
3.23%	02/25/37[3]	2,259,050	2,288,047
CIM Trust, Series 2015-3AG, Class A1
2.37%	10/25/57[2,3]	6,903,779	6,937,053
CIM Trust, Series 2016-4, Class A1
2.53%	10/25/57[2,3]	12,092,052	12,264,713
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-CB3, Class AV4
1.02%	03/25/36[3]	2,900,000	2,460,230
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 1A1
1.02%	11/25/35[3]	115,094	78,031
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR3, Class 1A2A
3.21%	06/25/36[3]	582,933	539,482
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-HE2, Class A2D
1.00%	08/25/36[3]	2,300,000	2,097,472
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-NC1, Class A2C
0.90%	08/25/36[3]	1,254,220	1,196,967
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A2A
0.91%	08/25/36[3]	112,782	110,518
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class M1
1.05%	10/25/36[3]	12,000,000	11,500,505
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH1, Class A4
0.96%	01/25/37[3]	4,010,478	4,002,390

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.94%	03/25/37[3]	$369,173	$368,715
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH2, Class A4
1.11%	03/25/37[3]	10,233,000	9,929,823
Conseco Financial Corp., Series 1998-6,
Class A8
6.66%	06/01/30	47,664	51,062
Countrywide Alternative Loan Trust,
Series 2005-76, Class 1A1
2.05%	01/25/36[3]	7,799,022	7,180,636
Countrywide Alternative Loan Trust,
Series 2006-HY12, Class A5
2.97%	08/25/36[3]	7,987,194	7,614,691
Countrywide Asset-Backed Certificates,
Series 2004-15, Class MV4
1.86%	04/25/35[3]	7,035,000	6,990,945
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-HYB7,
Class 3A
3.12%	11/20/34[3]	18,628	18,190
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-3,
Class 1A2
1.05%	04/25/35[3]	7,635,659	6,806,103
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-4,
Class 4A1
1.34%	02/25/35[3]	36,956	31,149
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-9,
Class 1A1
1.36%	05/25/35[3]	163,799	138,543
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-J2,
Class 2A1
1.41%	07/25/37[3]	2,227,943	1,142,364
Credit Suisse First Boston Mortgage
Securities Corp., Series 2003-AR26,
Class 3A1
2.87%	11/25/33[3]	1,491,504	1,482,957
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR5,
Class 9A1
2.59%	06/25/34[3]	279,390	271,497
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-11,
Class 1A1
6.50%	12/25/35	1,027,952	784,918
Credit Suisse Mortgage Trust,
Series 2006-8, Class 3A1
6.00%	10/25/21	226,527	216,705

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 127

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Trust, Series 2013-3R, Class 5A1
3.15%	10/27/36	[2,3]	$728,695	$728,717
Credit Suisse Mortgage Trust, Series 2014-CIM1, Class A1
2.28%	01/25/58	[2,3]	9,425,245	9,472,047
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF4 (STEP)
3.40%	01/25/36		3,110,739	2,283,582
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF3 (STEP)
3.50%	12/25/36		1,000,000	694,953
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A2
0.87%	11/25/36	[3]	11,452,043	6,655,880
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 (STEP)
3.87%	01/25/37		1,215,068	563,990
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
4.40%	02/25/37		8,104,305	5,936,115
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.40%	02/25/37		1,939,698	1,420,575
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP)
3.95%	03/25/37		4,122,477	2,308,984
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A1A
0.67%	04/25/37	[3]	5,304,328	5,020,197
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
0.64%	04/25/37	[3]	2,357,203	1,682,707
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
1.10%	01/19/45	[3]	1,420,027	1,225,715
DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1A
1.03%	10/19/45	[3]	8,354,859	7,168,289
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
0.94%	10/19/36	[3]	8,284,302	7,058,392
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
0.88%	04/19/48	[3]	3,153,827	2,746,050

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.76%	09/25/34	[3]	$1,410,113	$1,376,808
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A3
2.76%	09/25/34[3]		2,168,315	2,117,093
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
3.04%	12/25/35	[3]	3,291,083	2,722,254
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
2.81%	02/25/36	[3]	5,055,455	4,384,242
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA2, Class 2A1
2.78%	04/25/35[3]		5,999,510	5,872,399
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
2.82%	09/25/35	[3]	7,590,420	6,975,481
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
2.76%	10/25/35	[3]	8,531,278	7,529,414
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
2.88%	11/25/35	[3]	4,582,319	4,176,920
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
2.81%	03/25/36	[3]	5,046,357	4,300,617
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA7, Class A1
3.02%	01/25/37	[3]	7,824,184	6,641,017
First Horizon Alternative Mortgage Securities, Series 2005-AA3, Class 3A1
2.97%	05/25/35	[3]	5,996,560	5,779,968
First Horizon Mortgage Pass-Through Trust, Series 2004-AR5, Class 2A1
3.03%	10/25/34	[3]	90,450	88,142
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 1A1
3.07%	09/25/35	[3]	6,067,710	5,457,069
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1
2.90%	10/25/35	[3]	254,247	212,124
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1
3.00%	11/25/35	[3]	3,963,611	3,784,245
First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A2
2.99%	08/25/37	[3]	310,675	248,855
GE Business Loan Trust, Series 2007-1A, Class A
0.87%	04/16/35	[2,3]	7,827,339	7,299,644

See accompanying notes to Schedule of Portfolio Investments.

128 / N-Q Report December 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 2A1
3.50%	09/19/35	[3]	$2,966,621	$2,724,281
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 3A1
3.59%	09/19/35	[3]	4,720,291	4,564,609
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.41%	04/19/36	[3]	5,251,962	4,909,320
GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 2A
1.05%	07/25/35	[3]	5,274,273	5,082,804
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.94%	01/25/47	[3]	144,599	142,593
GSAA Home Equity Trust, Series 2006-4, Class 4A2
0.99%	03/25/36	[3]	107,479	106,862
GSAMP Trust, Series 2005-HE5, Class M2
1.19%	11/25/35	[3]	10,000,000	9,693,112
GSR Mortgage Loan Trust, Series 2005-4F, Class 4A3
5.50%	05/25/35		6,815	6,837
GSR Mortgage Loan Trust, Series 2005-7F, Class 3A3 (IO)
4.74%	09/25/35	[3,5]	54,869	2,579
GSR Mortgage Loan Trust, Series 2005-AR4, Class 5A1
3.19%	07/25/35	[3]	2,712,304	2,487,907
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1
3.09%	04/25/36	[3]	529,613	487,693
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
3.03%	05/25/47	[3]	2,068,104	1,826,218
Impac CMB Trust, Series 2005-2, Class 1A1
1.28%	04/25/35	[3]	7,624,400	7,012,808
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1
3.01%	09/25/35	[3]	2,354,482	2,028,628
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
3.03%	10/25/35	[3]	4,423,802	3,794,498
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3
1.03%	10/25/36	[3]	10,664,961	7,277,106
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 3A1
3.10%	05/25/36	[3]	930,422	792,301

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3
2.99%	06/25/36	[3]	$7,707,753	$7,315,044
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		72,408	75,778
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M2
1.05%	07/25/36	[3]	12,135,000	10,585,538
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class MV1
0.99%	11/25/36	[3]	8,500,000	8,157,550
JPMorgan Mortgage Acquisition Trust, Series 2007-CH5, Class A4
0.92%	05/25/37	[3]	1,752,376	1,698,681
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1
3.16%	08/25/35	[3]	95,835	91,864
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
2.98%	05/25/36	[3]	80,829	67,610
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		568,663	554,900
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		346,534	353,026
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		13,791	14,084
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class 1A4
1.01%	06/25/37	[2,3]	5,314,374	4,838,392
Lehman XS Trust, Series 2005-4, Class 1A3
1.56%	10/25/35	[3]	199,599	194,686
Lehman XS Trust, Series 2005-5N, Class 3A1A
1.06% 11/25/35[3]			8,427,555	7,504,370
Lehman XS Trust, Series 2006-1, Class 1A1
1.01%	02/25/36	[3]	2,273,812	2,223,733
Luminent Mortgage Trust, Series 2007-2, Class 1A3
0.98%	05/25/37	[3]	507,765	492,089
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
2.50%	11/25/33	[3]	543,528	568,134
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 8A1
4.66%	10/25/34	[3]	874,223	874,142

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 129

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
2.63%	04/25/34	[3]	$168,728	$162,593
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1
3.03%	02/25/36	[3]	170,096	157,375
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2
0.87%	03/25/47	[3]	419,113	417,928
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
1.04%	05/25/37	[3]	3,150,000	2,160,255
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
1.09%	04/25/37	[3,5]	883,581	111,714
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
0.92%	10/25/36	[3]	1,288,481	931,040
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2D
0.97%	12/25/37	[3]	1,993,693	1,317,386
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4
1.01%	07/25/37	[3]	1,546,189	985,021
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2D
0.80%	01/25/38	[3]	6,784,129	4,583,863
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
0.68%	03/25/37	[3]	958,634	563,498
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2, Class 1A1
3.18%	08/25/36	[3]	3,449,914	3,187,189
Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A
3.26%	10/25/33	[3]	381,131	387,285
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		88,705	101,501
Morgan Stanley Capital I Trust, Series 2006-NC2, Class A2D
1.05%	02/25/36	[3]	4,488,504	4,121,060
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4
1.04%	02/25/36	[3]	5,344,801	5,161,546
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.59%	09/25/34	[3]	974,517	971,153
Morgan Stanley Mortgage Loan Trust,
Series 2005-6AR, Class 1A1
1.04%	11/25/35	[3]	161,186	158,400

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 1A
5.25%	02/25/21		$315,198	$307,699
Morgan Stanley Resecuritization Trust, Series 2013-R3, Class 12A
3.23%	01/26/47	[2,3]	362,020	361,463
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A
0.11%	11/26/46	[2,3]	5,842,923	5,645,404
MortgageIT Trust, Series 2005-2, Class 2A
2.27%	05/25/35	[3]	3,565,819	3,490,456
MortgageIT Trust, Series 2005-4, Class A1
1.04%	10/25/35	[3]	6,333,827	5,861,918
MortgageIT Trust, Series 2005-5, Class A1
1.02%	12/25/35	[3]	998,108	919,130
New Century Home Equity Loan Trust, Series 2005-2, Class M1
1.40%	06/25/35	[3]	553,357	555,740
New Century Home Equity Loan Trust, Series 2005-D, Class A2D
1.09%	02/25/36	[3]	5,642,120	5,587,914
New York Mortgage Trust, Series 2005-3, Class A1
1.24%	02/25/36	[3]	1,610,580	1,512,019
Nomura Asset Acceptance Corp., Series 2005-AR4, Class 4A1
3.64%	08/25/35	[3]	7,357,572	7,030,751
Nomura Resecuritization Trust, Series 2016-2R, Class 1A1
0.87%	09/26/36	2,†	11,581,805	10,872,451
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16%	09/15/29	[3]	11,984,278	8,212,987
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
1.07%	06/25/47	[3]	5,152,000	3,762,899
Residential Accredit Loans Trust, Series 2005-QA13, Class 2A1
4.08%	12/25/35	[3]	4,073,597	3,559,595
Residential Accredit Loans Trust, Series 2005-QA4, Class A41
3.44%	04/25/35	[3]	373,341	360,632
Residential Accredit Loans Trust, Series 2005-QA7, Class A21
3.50%	07/25/35	[3]	2,292,509	2,154,251
Residential Accredit Loans Trust, Series 2005-QA8, Class CB21
3.76%	07/25/35	[3]	1,738,890	1,432,181
Residential Accredit Loans Trust, Series 2005-SP1, Class 4A1
7.00%	09/25/34		209,211	217,151

See accompanying notes to Schedule of Portfolio Investments.

130 / N-Q Report December 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust, Series 2006-QS13, Class 2A1
5.75%	09/25/21		$273,727	$266,288
Residential Accredit Loans Trust, Series 2006-QS16, Class A6
6.00%	11/25/36		1,089,783	889,492
Residential Accredit Loans Trust, Series 2007-QS1, Class 2AV (IO)
0.17%	01/25/37	[3,5]	4,643,300	33,950
Residential Asset Securities Trust, Series 2004-KS9, Class AII4
1.36%	10/25/34	[3]	20,773	16,665
Residential Asset Securities Trust, Series 2005-KS12, Class A3
1.08%	01/25/36	[3]	403,656	402,812
Residential Asset Securities Trust, Series 2006-A9CB, Class A9
6.00%	09/25/36		6,824,771	4,534,438
Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 1A
3.59%	04/25/37	[3]	373,302	250,829
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A2
0.99%	02/25/37	[3]	1,776,849	1,197,726
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR4, Class A2B
0.96%	05/25/37	[3]	3,193,045	2,000,238
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC1, Class A2B
0.91%	12/25/36	[3]	4,107,053	2,297,137
Soundview Home Loan Trust, Series 2007-WMC1, Class 3A3
1.02%	02/25/37	[3]	1,216,113	484,670
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
2.99%	09/25/34	[3]	1,398,801	1,380,281
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 4A2
3.00%	03/25/34	[3]	2,201,296	2,218,536
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
3.17%	06/25/35	[3]	2,582,809	2,393,744
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 2A
3.10%	11/25/35	[3]	2,642,303	2,330,944
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-7, Class 1A3
3.07%	04/25/35	[3]	6,839,114	6,323,440
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-11, Class 1A1
0.92%	12/25/36	[3]	282,999	244,077

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1
2.50%	05/25/36	[3]	$736,207	$454,251
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 1A1
0.97%	05/25/46	[3]	637,863	496,316
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-2XS, Class 2A2
2.08%	02/25/35	[3]	295,925	283,891
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-4XS, Class 2A1A
2.37%	03/25/35	[3]	3,266,848	3,107,384
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
3.37%	06/25/32	[3]	126,459	123,514
Structured Asset Securities Corp., Series 2003-34A, Class 3A3
3.08%	11/25/33	[3]	154,784	152,454
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-04, Class 3A1
3.42%	10/25/37	[3]	4,079,974	3,641,205
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 2A1
3.28%	01/25/37	[3]	1,795,888	1,783,150
Suntrust Adjustable Rate Mortgage Loan
Trust, Series 2007-S1, Class 5A1
3.64%	01/25/37	[3]	1,066,252	1,045,421
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
0.87%	01/25/37	[3]	4,737,550	2,872,761
WaMu Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1A
1.48%	11/25/34	[3]	374,220	357,719
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
2.83%	01/25/35	[3]	1,418,128	1,420,866
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
1.18%	05/25/44	[3]	239,354	227,578
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR1, Class A1A
1.40%	01/25/45	[3]	382,717	361,421
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
1.08%	08/25/45	[3]	951,064	923,472
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.75%	10/25/35	[3]	3,470,947	3,344,794
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
1.05%	10/25/45	[3]	2,282,155	2,199,840

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 131

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
2.96%	12/25/35	[3]	$69,291	$63,649
WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A3
2.85%	12/25/35	[3]	3,673,385	3,460,308
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
1.09%	01/25/45	[3]	1,765,876	1,710,265
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
0.99%	04/25/45	[3]	1,968,432	1,863,008
WaMu Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A
1.40%	07/25/45	[3]	1,814,147	1,753,773
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
1.57%	02/25/46	[3]	4,639,411	4,281,217
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
1.48%	05/25/46	[3]	4,457,574	4,106,920
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
1.55%	07/25/46	[3]	8,746,912	7,482,947
WaMu Mortgage Pass-Through Certificates, Series 2007-HY3, Class 1A1
2.47%	03/25/37	[3]	4,242,598	3,754,815
WaMu Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A
1.27%	03/25/47	[3]	9,321,806	7,150,657
WaMu Mortgage Pass-Through Certificates, Series 2007-OA5, Class 1A
1.32%	06/25/47	[3]	2,995,497	2,653,660
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		68,856	66,390
Wells Fargo Home Equity Trust, Series 2006-1, Class A4
1.01%	07/25/36	[3]	4,489,477	4,483,701
Wells Fargo Home Equity Trust, Series 2007-1, Class A3
1.08%	03/25/37	[3]	4,690,000	3,516,130
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 1A1
3.19%	04/25/36	[3]	347,158	323,955
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 7A1
3.08%	10/25/35	[3]	2,179,949	2,112,978
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
3.08%	07/25/36	[3]	391,807	386,181

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1
3.07%	10/25/36	[3]	$1,886,147	$1,801,512
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1
3.00%	03/25/36	[3]	3,324,356	3,324,690
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 3A2
3.09%	04/25/36	[3]	3,435,386	3,363,224

				605,304,285

U.S. Agency Mortgage-Backed — 9.71%
Fannie Mae Multifamily REMIC Trust, Series 2015-M12, Class FA
0.87%	04/25/20	[3]	27,224,363	27,169,709
Fannie Mae Pool 463617
4.91%	10/01/19		3,996,392	4,273,590
Fannie Mae Pool 467626
3.74%	05/01/18		3,917,417	4,006,368
Fannie Mae Pool 468048
4.41%	05/01/21		1,689,289	1,832,428
Fannie Mae Pool 468861
3.84%	08/01/21		3,963,856	4,226,123
Fannie Mae Pool 471474
2.61%	05/01/19		3,190,000	3,247,741
Fannie Mae Pool 958777
4.43%	05/01/19		5,153,471	5,457,403
Fannie Mae Pool AD0791
4.73%	02/01/20		7,259,767	7,723,122
Fannie Mae Pool AE0134
4.40%	02/01/20		890,000	952,357
Fannie Mae Pool AE0918
3.67%	10/01/20		311,586	328,346
Fannie Mae Pool AL0151
4.38%	04/01/21		412,467	444,841
Fannie Mae Pool AL0600
4.30%	07/01/21		131,833	141,361
Fannie Mae Pool AL2293
4.38%	06/01/21		11,646,150	12,601,507
Fannie Mae Pool AL5584
4.42%	12/01/20		4,539,455	4,899,506
Fannie Mae Pool AN0026
3.48%	11/01/35		3,702,700	3,706,715
Fannie Mae Pool AN0564
3.20%	03/01/31		7,500,000	7,490,264
Fannie Mae Pool AN0971
3.11%	02/01/28		7,535,000	7,556,651
Fannie Mae Pool AN0976
3.26%	02/01/28		2,970,000	3,020,302

See accompanying notes to Schedule of Portfolio Investments.

132 / N-Q Report December 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AN1151
3.20%	03/01/31		$3,774,146	$3,777,747
Fannie Mae Pool AN2799
2.21%	09/01/26		12,655,000	11,773,067
Fannie Mae Pool FN0000
3.59%	09/01/20		401,810	421,942
Fannie Mae REMICS, Series 2003-64, Class KS
8.85%	07/25/18	[3]	4,134	4,257
Fannie Mae REMICS, Series 2006-11, Class PS
21.79%	03/25/36	[3]	32,150	47,940
Fannie Mae REMICS, Series 2006-8, Class HJ (IO)
5.84%	03/25/36	[3]	2,017,600	367,647
Fannie Mae REMICS, Series 2007-52, Class LS (IO)
5.29%	06/25/37	[3]	82,177	12,837
Fannie Mae REMICS, Series 2007-77, Class SK (IO)
5.11%	08/25/37	[3]	150,650	23,613
Fannie Mae REMICS, Series 2007-88, Class JI (IO)
5.69%	04/25/37	[3]	1,828,155	323,248
Fannie Mae REMICS, Series 2008-18, Class SM (IO)
6.24%	03/25/38	[3]	102,168	18,201
Fannie Mae REMICS, Series 2008-62, Class SN (IO)
5.44%	07/25/38	[3]	385,334	68,174
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
5.84%	10/25/40	[3]	114,123	20,318
Fannie Mae-Aces, Series 2003-M2, Class D
4.68%	01/25/33	[3]	1,616,902	1,718,997
Fannie Mae-Aces, Series 2009-M2, Class X
1.46%	01/25/19	[3]	59,094,996	1,295,658
Fannie Mae-Aces, Series 2010-M5, Class X
0.88%	07/25/20	[3]	27,453,881	817,354
Fannie Mae-Aces, Series 2011-M5, Class X
1.15%	07/25/21	[3]	77,964,904	3,294,898
Fannie Mae-Aces, Series 2012-M17, Class X2
0.45%	11/25/22	[3]	154,061,534	3,112,813
Fannie Mae-Aces, Series 2012-M2, Class X
0.74%	02/25/22	[3]	85,901,877	2,597,583

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae-Aces, Series 2012-M9, Class ASQ2
1.51%	12/25/17		$5,618,247	$5,640,523
Fannie Mae-Aces, Series 2013-M14, Class FA
1.11%	08/25/18	[3]	9,018,681	9,034,219
Fannie Mae-Aces, Series 2013-M4, Class ASQ2
1.45%	02/25/18		8,200,213	8,202,643
Fannie Mae-Aces, Series 2014-M9, Class X1
3.91%	04/25/17	[3]	4,554,661	483
Fannie Mae-Aces, Series 2015-M3, Class FA
0.75%	06/25/18	[3]	6,993,670	6,984,680
Fannie Mae-Aces, Series 2016-M13, Class FA
1.23%	11/25/23	[3]	12,575,000	12,582,332
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class AX1
1.28%	08/25/19	[3]	85,540,315	2,602,342
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class A2
4.22%	03/25/20		1,525,000	1,626,456
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class X1
1.12%	04/25/20	[3]	58,278,988	1,524,876
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K702, Class X1 (IO)
1.45%	02/25/18	[3]	58,083,404	722,534
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K703, Class A2
2.70%	05/25/18		7,408,701	7,515,109
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K719, Class X1
0.46%	06/25/22	[3]	93,803,346	1,620,593
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KC01, Class A1
1.98%	10/25/22		5,283,441	5,263,470
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A2
1.08%	07/25/20	[3]	3,690,026	3,701,964
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ05, Class A1
1.42%	05/25/21		17,729,110	17,529,440

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 133

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class X (IO)
3.08%	01/25/19	[3]	$25,990,850	$1,035,494
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
4.19%	08/25/19		3,055,000	3,232,814
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class X
0.65%	09/25/25	[3]	104,500,000	4,876,404
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		4,484,764	4,589,386
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class AX
1.22%	01/25/20	[3]	32,206,436	914,809
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KC01, Class X1
0.71%	12/25/22	[3]	98,553,225	2,857,570
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS01, Class X1
1.38%	01/25/23	[3]	33,357,709	1,901,311
Freddie Mac REMICS, Series 2711, Class FA
1.70%	11/15/33	[3]	119,027	120,796
Freddie Mac REMICS, Series 2733, Class FB
1.30%	10/15/33	[3]	537,652	541,721
Freddie Mac REMICS, Series 3001, Class HS
14.99%	02/15/35	[3]	3,583	3,709
Freddie Mac REMICS, Series 3262, Class KS (IO)
5.71%	01/15/37	[3]	72,711	10,756
Freddie Mac REMICS, Series 3327, Class LZ
6.00%	06/15/37		548,189	606,573
Freddie Mac REMICS, Series 3339, Class JS
38.26%	07/15/37	[3]	26,030	51,959
Freddie Mac REMICS, Series 3404, Class AS (IO)
5.19%	01/15/38	[3]	115,711	17,589
Freddie Mac REMICS, Series 3439, Class SC (IO)
5.20%	04/15/38	[3]	81,749	12,591

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3828, Class TF
1.10%	04/15/29	[3]	$126,019	$126,367
Freddie Mac REMICS, Series 4030, Class HS (IO)
5.91%	04/15/42	[3]	266,811	48,542
Freddie Mac, Series 3885, Class PO (PO)
0.00%	11/15/33	[9]	42,100	35,829
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39	[3]	1,367,929	1,383,745
Ginnie Mae, Series 20088-80, Class D
5.35%	01/16/41		1,189,002	1,203,676
Ginnie Mae, Series 2011-109, Class AB
2.70%	04/16/43		286,129	287,415
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		200,042	43,486
Ginnie Mae, Series 2011-152, Class IO
0.83%	08/16/51	[3]	23,820,243	690,906
Ginnie Mae, Series 2011-69, Class GI (IO)
5.00%	05/16/40		391,047	38,010
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[3]	1,290,994	25,713
Ginnie Mae, Series 2011-77, Class IO
0.62%	04/16/42	[3]	42,341,913	1,674,326
Ginnie Mae, Series 2011-81, Class IC (IO)
0.62%	07/20/35	[3]	2,213,965	43,120
Ginnie Mae, Series 2011-86, Class B
3.00%	02/16/41		2,587,248	2,603,663
Ginnie Mae, Series 2012-112, Class IO
0.31%	02/16/53	[3]	74,354,995	2,049,365
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38		139,233	6,142
Ginnie Mae, Series 2013-135, Class CS (IO)
5.49%	09/16/43	[3]	4,955,064	646,866
Ginnie Mae, Series 2014-125, Class IO
0.99%	11/16/54	[3]	43,457,000	3,144,429

				248,151,374

Total Mortgage-Backed
(Cost $1,071,456,660)				1,065,454,742

MUNICIPAL BONDS — 0.59%*
California — 0.23%
California Health Facilities Financing Authority, Saint Joseph Health, Series A
3.00%	10/01/41		875,000	717,903
3.00%	10/01/47		3,600,000	2,826,504
4.00%	10/01/47		2,330,000	2,273,451

See accompanying notes to Schedule of Portfolio Investments.

134 / N-Q Report December 2016

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
California (continued)
State of California, Build America Bonds
7.95%	03/01/36		$150,000	$175,299

				5,993,157

NewYork — 0.21%
City of New York, Build America Bonds, Series F1
6.65%	12/01/31		3,000,000	3,441,120
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42		1,650,000	1,877,040

				5,318,160

Wisconsin — 0.15%
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group
4.00%	11/15/39		2,130,000	2,123,589
4.00%	11/15/46		1,675,000	1,649,071

				3,772,660

Total Municipal Bonds
(Cost $14,598,060)				15,083,977

U.S. AGENCY SECURITIES — 0.13%
U.S. Agency Securities — 0.13%
Federal Farm Credit Bank
0.81%	05/03/18	[3]	3,250,000	3,250,432

Total U.S. Agency Securities
(Cost $3,249,890)				3,250,432

U.S. TREASURY SECURITIES — 5.79%
U.S. Treasury Notes — 5.79%
U.S. Treasury Notes
0.63%	08/31/17		64,500,000	64,441,633
0.75%	10/31/17		21,730,000	21,712,174
0.80%	01/31/18	[3]	45,000,000	45,128,198
1.00%	12/31/17		16,550,000	16,563,745

Total U.S. Treasury Securities
(Cost $147,794,801)				147,845,750

Total Bonds – 90.32%
(Cost $2,321,012,432)				2,307,575,049

Issues			Shares	Value
COMMON STOCK — 0.33%
Real Estate Investment Trust (REIT) — 0.33%
AGNC Investment Corp.
0.18%			460,166	$8,342,810

Total Common Stock
(Cost $9,750,173)
Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 8.72%
Foreign Government Obligations — 7.00%
Japan Treasury Discount Bill, Series 636 (Japan)
0.00%[10]	01/10/17	[4]	$1,400,000,000	12,003,690
Japan Treasury Discount Bill, Series 639 (Japan)
0.00%[10]	01/23/17	[4]	1,750,000,000	15,006,038
Japan Treasury Discount Bill, Series 647 (Japan)
0.00%[10]	02/27/17	[4]	4,200,000,000	36,025,438
Japan Treasury Discount Bill, Series 649 (Japan)
0.00%[10]	03/13/17	[4]	9,200,000,000	78,928,246
Japan Treasury Discount Bill, Series 652 (Japan)
0.00%[10]	03/27/17	[4]	4,300,000,000	36,896,754

				178,860,166

Money Market Funds — 0.85%
Morgan Stanley Institutional Liquidity Fund
0.44%[11]			21,823,000	21,823,000

U.S. Treasury Bills — 0.87%
U.S. Treasury Bills
0.48%[10]	04/06/17	[12]	2,222,000	2,219,005
0.55%[10]	04/20/17		20,000,000	19,968,280

				22,187,285

Total Short-Term Investments
(Cost $229,899,170)				222,870,451

Total Investments – 99.37%
(Cost $2,560,661,775)[1]				2,538,788,310

Cash and Other Assets, Less
Liabilities – 0.63%				16,056,016

Net Assets – 100.00%				$2,554,844,326

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2016 / 135

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2016 (Unaudited)

Currency Purchased	Currency Sold	Unrealized Appreciation/ (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 01/10/17 at 116.56 Counterparty: Bank of America
USD $13,853,225	JPY 1,400,000,000	$1,842,321
Forward currency contract to sell Japanese Yen on 01/23/17 at 116.47 Counterparty: Bank of America
USD $16,940,621	JPY 1,750,000,000	1,915,679
Forward currency contract to sell Japanese Yen on 02/27/17 at 116.29 Counterparty: JPMorgan Securities LLC
USD $38,615,896	JPY 4,200,000,000	2,499,995
Forward currency contract to sell Japanese Yen on 03/13/17 at 116.20 Counterparty: Bank of America
USD $ 80,735,111	JPY 9,200,000,000	1,564,365
Forward currency contract to sell Japanese Yen on 03/27/17 at 116.12 Counterparty: Bank of America
USD $36,547,688	JPY 4,300,000,000	(484,502)

Net unrealized appreciation		$7,337,858

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
378	U.S. Treasury Five Year Note,
	Expiration March 2017	$(157,235)

	Net unrealized (depreciation)	$(157,235)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: SHORT POSITIONS
234	U.S. Treasury Ten Year Note,
	Expiration March 2017	$141,926
353	U.S. Treasury Ultra Bond,
	Expiration March 2017	818,829

	Net unrealized appreciation	$960,755

Notes:

[1]	Cost for federal income tax purposes is $2,545,909,164 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$43,143,235
Gross unrealized (depreciation)	(50,264,089)

Net unrealized (depreciation)	$(7,120,854)

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	Floating rate security. The rate disclosed was in effect at December 31, 2016.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $50,116,401, which is 1.96% of total net assets.
[6]	Security is currently in default with regard to scheduled interest or principal payments.
[7]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.
[8]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.
[9]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2016.
[10]	Represents annualized yield at date of purchase.
[11]	Represents the current yield as of December 31, 2016.
[12]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $2,119,114.
†

Fair valued security. The aggregate value of fair valued securities is $15,538,535, which is 0.61% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(EMTN): Euro medium-term note

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PIK): Payment in kind

(PO): Principal only

(STEP): Step coupon bond

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

136 / N-Q Report December 2016

Notes to Financial Statements

December 31, 2016 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust:

Net Asset Value:

The Net Asset Value (“NAV”) of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees (the “Board”). Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S.Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Funds use these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

Foreign Currency Translation:

The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the statements of operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal income tax purposes.

N-Q Report December 2016 / 137

Notes to Financial Statements (Continued)

Foreign Taxes:

The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Securities and Derivatives Transactions and Investment Income:

Securities transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on the trade date. Cost is determined and gains and losses are based on the first-in, first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the interest method.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds (except the Alpha Trak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The Alpha Trak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

As of and during the period ended December 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties.

Cash and cash equivalents:

The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts.

Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1	-	unadjusted quoted prices in active markets for identical securities

* Level 2	-	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3	-	significant unobservable inputs that are not corroborated by observable market data

138 / N-Q Report December 2016

Notes to Financial Statements (Continued)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Short-term investments. Short-term investments (commercial paper and repurchase agreements) are valued using market price quotations, and are reflected Level 2 of the fair value hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance.To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. and Foreign government and agency securities. U.S. and Foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Some government securities are actively traded and transparent in the market place. As such, they can be level 1. Other government and agencies securities are quoted based in similar securities and yields and therefore, would be in level 2.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service

N-Q Report December 2016 / 139

Notes to Financial Statements (Continued)

providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options and Swaptions contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

As of December 31, 2016, Level 3 securities consist of certain asset-backed and mortgage-backed securities, bank loans, common stocks, warrants and corporate bonds.

The summary of inputs used to value each Fund’s investments and other financial instruments carried at fair value December 31, 2016 is as follows:

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$ 28,000	$ —	$ —	$ 28,000
U.S. Treasury Bills	848,710	—	—	848,710
Long-Term Investments:
Asset-Backed Securities	—	351,411	—	351,411
Corporates	—	991,442	—	991,442
Mortgage-Backed	—	1,207,691	61,616	1,269,307
Mutual Funds	168,765	—	—	168,765
U.S. Treasury Securities	528,818	—	—	528,818

Other Financial Instruments *
Assets:

Equity contracts	2,273	—	—	2,273

Total	$1,576,566	$2,550,544	$61,616	$4,188,726

        *Other financial instruments include futures. Equity contracts include futures.

140 / N-Q Report December 2016

Notes to Financial Statements (Continued)

FLOATING RATE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ —	$ 8,404,847	$ —	$ 8,404,847
Money Market Funds	4,319,000	—	—	4,319,000
U.S. Agency Discount Notes	—	2,998,326	—	2,998,326
U.S. Treasury Bills	18,375,838	—	—	18,375,838
Long-Term Investments:
Bank Loans	—	159,839,403	15,310,926	175,150,329
Corporates	—	14,962,094	—	14,962,094

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	164,723	—	164,723
Liabilities:
Foreign currency exchange contracts	—	(5,634)	—	(5,634)

Total	$22,694,838	$186,363,759	$15,310,926	$224,369,523

*Other financial instruments include foreign currency exchange contracts.
HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$15,206,000	$ —	$ —	$ 15,206,000
U.S. Treasury Bills	80,909,606	—	—	80,909,606
Long-Term Investments:
Bank Loans	—	61,467,397	16,519,977	77,987,374
Common Stock*	615,319	—	1,840,925	2,456,244
Corporates**	—	645,591,105	19,399,336	664,990,441
Mortgage-Backed	—	7,313,405	—	7,313,405
U.S. Treasury Securities	28,561,769	—	—	28,561,769
Warrant	—	—	327,773	327,773

Other Financial Instruments ***
Liabilities:
Credit contracts	—	(76,859)	—	(76,859)

Total	$125,292,694	$714,295,048	$38,088,011	$877,675,753

*As of December 31, 2016, Walter Energy had a $0 market value.

**As of December 31, 2016, Momentive Performance Materials, Inc. and Seventy Seven Energy, Inc. had a $0 market value.

***Other financial instruments include swap contracts. Credit contracts include credit default swaps.

N-Q Report December 2016 / 141

Notes to Financial Statements (Continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$—	$1,680,202	$—	$1,680,202
Foreign Government Obligations	—	58,404,482	—	58,404,482
Money Market Funds	53,419,010	—	—	53,419,010
U.S. Treasury Bills	672,093	—	—	672,093
Long-Term Investments:
Asset-Backed Securities	—	77,626,165	—	77,626,165
Bank Loans	—	3,719,158	3,190,000	6,909,158
Corporates	—	370,099,491	775,264	370,874,755
Mortgage-Backed	—	235,654,778	556,183	236,210,961
Municipal Bonds	—	7,591,966	—	7,591,966
U.S. Treasury Securities	399,630,807	17,466,631	—	417,097,438

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	5,587,469	—	5,587,469
Liabilities:
Interest rate contracts	(246,727)	—	—	(246,727)

Total	$453,475,183	$777,830,342	$4,521,447	$1,235,826,972

*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

142 / N-Q Report December 2016

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$—	$5,274,636	$—	$5,274,636
Foreign Government Obligations	—	146,911,903	—	146,911,903
Money Market Funds	45,079,127	—	—	45,079,127
U.S. Treasury Bills	51,658,636	—	—	51,658,636
Long-Term Investments:
Asset-Backed Securities	—	235,053,325	—	235,053,325
Bank Loans	—	7,905,616	10,002,438	17,908,054
Corporates	—	650,496,552	2,644,217	653,140,769
Mortgage-Backed	—	1,015,627,282	4,572,844	1,020,200,126
Municipal Bonds	—	10,656,084	—	10,656,084
Purchased Swaptions	—	128,298	—	128,298
U.S. Treasury Securities	824,904,241	—	—	824,904,241

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	13,961,030	—	13,961,030
Liabilities:
Interest rate contracts	(182,994)	(64,281)	—	(247,275)

Total	$921,459,010	$2,085,950,445	$17,219,499	$3,024,628,954

*Other financial instruments include foreign currency exchange contracts, futures and written swaptions. Interest rate contracts include futures and written swaptions.

N-Q Report December 2016 / 143

Notes to Financial Statements (Continued)

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ —	$ 9,436,607	$ —	$ 9,436,607
Money Market Funds	101,000	—	—	101,000
U.S. Treasury Bills	3,542,629	—	—	3,542,629
Long-Term Investments:
Asset-Backed Securities	—	14,890,816	261,336	15,152,152
Bank Loans	—	221,192	—	221,192
Common Stock	705,239	—	29,175	734,414
Corporates	—	30,413,901	—	30,413,901
Mortgage-Backed	—	67,797,402	1,663,432	69,460,834
Municipal Bonds	—	369,207	—	369,207

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	447,954	—	447,954
Interest rate contracts	20,344	—	—	20,344
Liabilities:
Foreign currency exchange contracts	—	(22,535)	—	(22,535)

Total	$4,369,212	$123,554,544	$1,953,943	$129,877,699
*Other financial instruments include foreign currency exchange contracts futures. Interest rate contracts include futures.

144 / N-Q Report December 2016

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$—	$116,498,904	$—	$116,498,904
Foreign Government Obligations	—	3,716,353,698	—	3,716,353,698
Money Market Funds	2,193,492,020	—	—	2,193,492,020
U.S. Treasury Bills	68,174,308	—	—	68,174,308
Long-Term Investments:
Asset-Backed Securities	—	4,701,362,235	17,918,970	4,719,281,205
Bank Loans	—	150,874,811	21,889,271	172,764,082
Common Stock	521,140	—	—	521,140
Corporates	—	18,855,375,697	67,085,342	18,922,461,039
Mortgage-Backed	—	29,376,112,786	21,648,478	29,397,761,264
Municipal Bonds	—	665,977,635	—	665,977,635
Put Options Purchased	14,718,750	—	—	14,718,750
U.S. Agency Securities	—	345,550,787	—	345,550,787
U.S. Treasury Securities	23,276,262,519	2,189,610,902	—	25,465,873,421

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	238,059,059	—	238,059,059
Interest rate contracts	4,190,128	—	—	4,190,128
Liabilities:
Foreign currency exchange contracts	—	(12,283,816)	—	(12,283,816)
Interest rate contracts	(38,488,027)	—	—	(38,488,027)

Total	$25,518,870,838	$60,343,492,698	$128,542,061	$85,990,905,597

*Other financial instruments include foreign currency exchange contracts, futures and written options. Interest rate contracts include futures and written options.

N-Q Report December 2016 / 145

Notes to Financial Statements (Continued)

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$ —	$ 480,058	$ —	$ 480,058
Foreign Government Obligations	—	6,863,001	—	6,863,001
Money Market Funds	7,918,000	—	—	7,918,000
U.S. Treasury Bills	3,395,129	—	—	3,395,129
Long-Term Investments:
Asset-Backed Securities	—	3,406,945	—	3,406,945
Corporates	—	31,271,025	—	31,271,025
Mortgage-Backed	—	65,878,787	42,552	65,921,339
U.S. Treasury Securities	30,925,731	—	—	30,925,731

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	276,147	—	276,147
Liabilities:
Foreign currency exchange contracts	—	(39,436)	—	(39,436)

Total	$42,238,860	$108,136,527	$42,552	$150,417,939

*Other financial instruments include foreign currency exchange contracts.

146 / N-Q Report December 2016

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$—	$178,860,166	$—	$178,860,166
Money Market Funds	21,823,000	—	—	21,823,000
U.S. Treasury Bills	22,187,285	—	—	22,187,285
Long-Term Investments:
Asset-Backed Securities	—	349,152,258	—	349,152,258
Bank Loans	—	9,694,143	10,834,346	20,528,489
Common Stock	8,342,810	—	—	8,342,810
Corporates	—	670,022,217	5,152,249	675,174,466
Foreign Government Obligations	—	31,084,935	—	31,084,935
Mortgage-Backed	—	1,031,324,936	34,129,806	1,065,454,742
Municipal Bonds	—	15,083,977	—	15,083,977
U.S. Agency Securities	—	3,250,432	—	3,250,432
U.S. Treasury Securities	147,845,750	—	—	147,845,750

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	7,822,360	—	7,822,360
Interest rate contracts	960,755	—	—	960,755
Liabilities:
Foreign currency exchange contracts	—	(484,502)	—	(484,502)
Interest rate contracts	(157,235)	—	—	(157,235)

Total	$201,002,365	$2,295,810,922	$50,116,401	$2,546,929,688

*Other financial instruments include futures and foreign currency exchange contracts. Interest rate contracts include futures.

N-Q Report December 2016 / 147

Notes to Financial Statements (Continued)

Certain of the Funds’ investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no financial assets and/or liabilities transferred from level 1 to level 2 or from level 2 to level 1 for the period ended December 31, 2016.

For the period ended December 31, 2016, a reconciliation of level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of level 3 investments for which significant unobservable inputs were used in determining fair value:

ALPHATRAK 500 FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2016	$70,638
Accrued discounts/premiums	(4,830)
Realized (loss)	(16,497)
Change in unrealized appreciation/ (depreciation)*	—
Purchases	12,305
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of December 31, 2016	$ 61,616

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2016 was $(4,729) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2016.

FLOATING RATE INCOME FUND	BANK LOANS

Balance as of April 1, 2016	$5,559,446
Accrued discounts/premiums	7,795
Realized loss	(312,757)
Change in unrealized appreciation/ (depreciation)*	1,423,496
Purchases	5,055,791
Sales	(1,854,406)
Transfers into Level 3**	5,431,561
Transfers out of Level 3**	—

Balance as of December 31, 2016	$15,310,926

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2016 was $1,165,288 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2016, the Fund used significant observable inputs in determining the value of certain investments. As of December 31, 2016, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $5,431,561 transferred from level 2 to level 3 in the disclosure hierarchy.

148 / N-Q Report December 2016

Notes to Financial Statements (Continued)

HIGH YIELD BOND FUND	BANK LOANS	COMMON STOCK		CORPORATES		WARRANT

Balance as of April 1, 2016	$27,771,571 ***	$1,253,454		$22,270,665	****	$—
Accrued discounts/premiums	13,056	—		160,033		—
Realized (loss)	(1,239,622)	—		(1,168,645)		—
Change in unrealized appreciation/ (depreciation)*	10,042,298	(3,127,471)		(3,204,346)		(2,317,854)
Purchases	(12,355,932)	3,714,942		3,223,308		2,645,627
Sales	(13,313,344)	—		(3,886,363)		—
Transfers into Level 3**	5,601,950	—		2,004,684		—
Transfers out of Level 3**	—	—		—		—

Balance as of December 31, 2016	$16,519,977	$1,840,925	****	$19,399,336	*****	$327,773

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2016 was $(1,513,873) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2016, the Fund used significant observable inputs in determining the value of certain investments. As of December 31, 2016, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $7,606,634 transferred from level 2 to level 3 in the disclosure hierarchy.

*** As of March 31, 2016, Boston Generating LLC, Term Loan, 1st Lien had a $0 market value.

**** As of December 31, 2016, Walter Energy had a $0 market value.

***** As of March 31, 2016 Momentive Performance Materials, Inc. had a $0 market value and as of December 31, 2016 Momentive Performance Materials, Inc. and Seventy Seven Energy, Inc. had a $0 market value.

INTERMEDIATE BOND FUND	BANK LOANS	CORPORATES		MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2016	$—	$283,594		$682,507
Accrued discounts/premiums	191	—		(14,196)
Realized (loss)	—	—		—
Change in unrealized appreciation/ (depreciation)*	(6,205)	(73,275)		(112,128)
Purchases	3,196,014	—		—
Sales	—	(11,350)		—
Transfers into Level 3**	—	576,295		—
Transfers out of Level 3**	—	—		—

Balance as of December 31, 2016	$3,190,000	$775,264		$556,183

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2016 was $(185,403) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2016, the Fund used significant observable inputs in determining the value of certain investments. As of December 31, 2016, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $576,295 transferred from level 2 to level 3 in the disclosure hierarchy.

N-Q Report December 2016 / 149

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	BANK LOANS	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2016	$—	$4,019,898	$5,862,125
Accrued discounts/premiums	482	—	(62,892)
Realized (loss)	—	—	—
Change in unrealized
(depreciation)*	(15,571)	(809,881)	(1,226,389)
Purchases	8,029,964	—	—
Sales	—	(565,800)	—
Transfers into Level 3**	1,987,563	—	—
Transfers out of Level 3**	—	—	—

Balance as of December 31, 2016	$10,002,438	$2,644,217	$4,572,844

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2016 was $(2,036,270) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2016, the Fund used significant observable inputs in determining the value of certain investments. As of December 31, 2016, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $1,987,563 transferred from level 2 to level 3 in the disclosure hierarchy.

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	BANK LOANS	COMMON STOCK	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2016	$402,078	$— ***	$26,821	$1,005,180
Accrued discounts/premiums	274	—	—	30,500
Realized (loss)	—	(107,166)	—	—
Change in unrealized appreciation/(depreciation)*	(141,016)	107,166	2,354	(202,618)
Purchases	—	—	—	830,370
Sales	—	—	—	—
Transfers into Level 3**	—	—	—	—
Transfers out of Level 3**	—	—	—	—

Balance as of December 31, 2016	$261,336	$—	$29,175	$1,663,432

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2016 was $(323,294) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2016.

*** As of March 31, 2016, Boston Generating LLC, Term Loan, 1st Lien had a $0 market value.

150 / N-Q Report December 2016

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	BANK LOANS	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2016	$28,370,192	$52,190,000	$65,454,924	$26,027,198
Accrued discounts/premiums	—	571	379,257	(622,521)
Realized gain	—	—	81,683	—
Change in unrealized (depreciation)*	(10,451,222)	(18,463)	(8,540,591)	(3,756,199)
Purchases	—	(30,282,837)	6,644,825	—
Sales	—	—	(4,401,895)	—
Transfers into Level 3**	—	—	7,467,139	—
Transfers out of Level 3**	—	—	—	—

Balance as of December 31, 2016	$17,918,970	$21,889,271	$67,085,342	$21,648,478

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2016 was $(22,748,012) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2016, the Fund used significant observable inputs in determining the value of certain investments. As of December 31, 2016, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $7,467,139 transferred from level 2 to level 3 in the disclosure hierarchy.

ULTRA SHORT BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2016	$49,149
Accrued discounts/premiums	(3,219)
Realized (loss)	—
Change in unrealized (depreciation)*	(3,378)
Purchases	—
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—
Balance as of December 31, 2016	$42,552

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2016 was $(3,378) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2016.

N-Q Report December 2016 / 151

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	BANK LOANS	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2016	$4,430,000	$4,035,580	$19,434,734
Accrued discounts/premiums	372	54,188	(492,203)
Realized gain	—	22,536	—
Change in unrealized (depreciation)*	(12,058)	(1,011,845)	(4,488,872)
Purchases	2,838,419	2,317,000	19,676,147
Sales	—	(265,210)	—
Transfers into Level 3**	3,577,613	—	—
Transfers out of Level 3**	—	—	—

Balance as of December 31, 2016	$10,834,346	$5,152,249	$34,129,806

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2016 was $(4,115,359) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2016, the Fund used significant observable inputs in determining the value of certain investments. As of December 31, 2016, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $3,577,613 transferred from level 2 to level 3 in the disclosure hierarchy.

Significant unobservable valuations inputs for Level 3 investments as of December 31, 2016, are as follows:

ALPHATRAK 500 FUND	FAIR VALUE AT 12/31/16	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities -Commercial Mortgage-Backed	$404	Third-party Vendor	Vendor Prices	0.02	0.02
Mortgage-Backed Securities-Non Agency	$61,212	Third-party Vendor	Vendor Prices	1.39	1.39

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process described below.

FLOATING RATE INCOME FUND	FAIR VALUE AT 12/31/16	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$15,310,926	Third-party Vendor	Vendor Prices	76.69 - 102.13	96.29

HIGH YIELD BOND FUND	FAIR VALUE AT 12/31/16	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$16,519,977	Third-party Vendor	Vendor Prices	78.79 - 101.00	93.19
Common Stock	$1,840,925	Third-party Vendor	Vendor Prices	2.58 - 49.00	16.04
Corporate Securities	$19,399,336	Third-party Vendor	Vendor Prices	43.50 - 108.00	59.08
Warrant	$327,773	Third-party Vendor	Vendor Prices	6.50 - 20.75	16.80

152 / N-Q Report December 2016

Notes to Financial Statements (Continued)

INTERMEDIATE BOND FUND	FAIR VALUE AT 12/31/16	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$3,190,000	Third-party Vendor	Vendor Prices	99.69	99.69
Corporate Securities	$775,264	Third-party Vendor	Vendor Prices	43.50 - 84.50	73.98
Mortgage-Backed Securities-Commercial Mortgage-Backed	$555,887	Third-party Vendor	Vendor Prices	6.34	6.34
Mortgage-Backed Securities-Non-Agency	$296	Third-party Vendor	Vendor Prices	8.09	8.09

LOW DURATION BOND FUND	FAIR VALUE AT 12/31/16	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$10,002,438	Third-party Vendor	Vendor Prices	81.13 - 99.69	95.99
Corporate Securities	$2,644,217	Third-party Vendor	Vendor Prices	43.50	43.50
Mortgage-Backed Securities-Commercial Mortgage-Backed	$1,537,561	Third-party Vendor	Vendor Prices	6.34	6.34
Mortgage-Backed Securities-Non-Agency	$3,035,283	Third-party Vendor	Vendor Prices	1.91	1.91

STRATEGIC INCOME FUND	FAIR VALUE AT 12/31/16	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$261,336	Benchmark Pricing	Offered Quote	10.25 - 63	53.26
Common Stock	$29,175	Third-party Vendor	Vendor Prices	2.58	2.58
Mortgage-Backed Securities-Commercial Mortgage Backed	$1,448,940	Third-party Vendor	Vendor Prices	1.16 - 6.77	6.52
Mortgage-Backed Securities-Non-Agency	$214,492	Third-party Vendor	Vendor Prices	8.09 -12.64	12.64

TOTAL RETURN BOND FUND	FAIR VALUE AT 12/31/16	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$17,918,970	Benchmark Pricing	Offered Quote	61.00 - 63.00	61.91
Bank Loans	$21,889,271	Third-party Vendor	Vendor Prices	99.69 - 100.00	99.86
Corporate Securities	$67,085,342	Third-party Vendor	Vendor Prices	43.50 - 109.30	71.22
Mortgage-Backed Securities-Commercial Mortgage-Backed	$75,944	Third-party Vendor	Vendor Prices	1.21	1.21
Mortgage-Backed Securities-Non-Agency	$21,572,534	Third-party Vendor	Vendor Prices	1.21 - 3.15	2.11

ULTRA SHORT BOND FUND	FAIR VALUE AT 12/31/16	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities-Non-Agency	$42,552	Third-party Vendor	Vendor Prices	1.39 - 8.09	1.41

UNCONSTRAINED BOND FUND	FAIR VALUE AT 12/31/16	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$10,834,346	Third-party Vendor	Vendor Prices	81.13 - 100.00	93.58
Corporate Securities	$5,152,249	Third-party Vendor	Vendor Prices	43.50 - 84.50	62.33
Mortgage-Backed Securities-Commercial Mortgage-Backed	$33,981,563	Third-party Vendor	Vendor Prices	2.67 - 8.02	5.80

N-Q Report December 2016 / 153

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	FAIR VALUE AT 12/31/16	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE
Mortgage-Backed Securities-Non-Agency	$148,243	Third-party Vendor	Vendor Prices	0.73 - 12.64	9.78

Level 3 Valuation Process:

Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Adviser with consent by the Adviser’s Pricing Working Group in accordance with procedures approved by the Board of Trustees, and under the general oversight of the Board of Trustees. The Adviser’s Pricing Working Group employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Adviser’s Pricing Working Group reports to the Board of Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Trust’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Adviser, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Adviser’s Pricing Working Group consists of the Adviser’s General Counsel, Chief Compliance Officer, internal regulatory legal counsel, members of the Adviser’s Mutual Fund Administration Department, and a representative from the portfolio management team. The Adviser’s Pricing Working Group reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

2.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 1 under “Security Valuation”.

154 / N-Q Report December 2016

Notes to Financial Statements (Continued)

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the period ended December 31, 2016, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund will not make total short sales exceeding 25% of the value of each respective Fund’s assets. The High Yield Bond Fund, Unconstrained Bond Fund, Floating Rate Income Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of each respective Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At December 31, 2016, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Funds. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the period ended December 31, 2016, the Funds did not received any in-kind payments with respect to PIK securities.

N-Q Report December 2016 / 155

Notes to Financial Statements (Continued)

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (“MRAs”) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of December 31, 2016, the Total Return Bond Fund held repurchase agreements.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

Reverse repurchase transactions and treasury roll transactions are entered into by a Fund under MRAs. With reverse repurchase transactions and treasury roll transactions, typically the Funds and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. There were no reverse repurchase agreements for the period ended December 31, 2016.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they must result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds engaged in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the Adviser’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, and the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options-The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the

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Notes to Financial Statements (Continued)

Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of December 31, 2016, the Low Duration Bond Fund held written swaptions.

Futures -The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency-The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts-The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Swaps-The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the

N-Q Report December 2016 / 157

Notes to Financial Statements (Continued)

contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2016, for which a portfolio is the seller of protection are also disclosed. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At December 31, 2016, the Low Duration Bond Fund held swaptions.

In addition to the securities listed above, the Alpha Trak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the statements of assets and liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the statements of assets and liabilities and the statements of operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At December 31, 2016, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the statements of assets and liabilities.

158 / N-Q Report December 2016

Notes to Financial Statements (Concluded)

3.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At December 31, 2016, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2016	EXPIRING IN 2017	EXPIRING IN 2018	EXPIRING IN 2019	SHORTTERM NON-EXPIRING AMOUNTS*	LONG TERM NON-EXPIRING AMOUNTS*
AlphaTrak 500 Fund	$ —	$63,409,884	$15,892,244	$12,617,196	$ 35,176	$ 55,884
Floating Rate Income Fund	—	—	—	—	202,840	1,210,847
High Yield Bond Fund	—	—	—	—	3,275,608	59,903,820
Low Duration Bond Fund	—	99,373,584	21,029,490	42,081,240	—	55,434,071
Strategic Income Fund	6,589,872	47,852,416	18,413,032	41,345,040	4,429	1,713,081
Ultra Short Bond Fund	1,489,245	17,068,161	14,894,875	10,083,524	284,468	4,796,493
Unconstrained Bond Fund	—	—	—	—	2,222,418	3,156,552

*

Under the Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment.

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CRS filing at www.sec.gov.

N-Q Report December 2016 / 159

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	2/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	2/28/17

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, Treasurer
(principal financial officer)

Date	2/28/17

* Print the name and title of each signing officer under his or her signature.